As filed with the Securities and Exchange Commission on April 29, 2011

Registration No. 333-146323

811-06564

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 7

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48

SEPARATE ACCOUNT VA CC

(Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Monumental Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

___  immediately upon filing pursuant to paragraph (b) of Rule 485

_X_  on May 1, 2011 pursuant to paragraph (b) of Rule 485

___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

___  on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE ADVISOR’S EDGE® VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Prospectus

May 1, 2011

The Advisor’s Edge® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Monumental Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free of charge by calling our Administrative and Service Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Columbia Funds Variable Insurance Trust – Class 1 Shares

Advised by Columbia Management Investment Advisers, LLC.

Columbia Variable Portfolio – Small Company Growth Fund

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Growth Opportunities VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP

Transamerica WMC Diversified Growth VP

Vanguard® Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, LLC

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund

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Contents

4	Glossary	27	Annuity Payments

6	Summary	31	Death Benefit

10	Fee Table	33	Taxes

11	Example	38	Additional Features

12	The Annuity Policy	46	Other Information

13	Purchase	50	Table of Contents of Statement of Additional Information

15	Investment Choices	51	Appendix A (Condensed Financial Information)

22	Performance	86	Appendix B: Policy Form Number NA103

22	Expenses	91	Appendix C: Policy Form Number AV515 101 130 600

25	Access to Your Money	98	Appendix D – Death Benefit – Adjusted Partial Withdrawal

		99	Appendix E. Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — On the Annuity Commencement Date an amount equal to the policy value increased or decreased by any excess interest adjustments were applied.

Administrative and Service Office — Monumental Life Insurance Company, Attn: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95 (the “maximum annuitization commencement date”), except expressly allowed by Monumental .

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Beneficiary — The person who has the right to the death benefit set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for business.

Cash Value — The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees. This value is applied upon surrender.

Code — The Internal Revenue Code of 1986, as amended.

Excess Interest Adjustment — A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the Guaranteed Period Options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a Guaranteed Period Option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of Monumental’s general assets and are not in the separate account.

Good Order — An instruction that Monumental receives that is sufficiently complete and clear — along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents — so that Monumental does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Guaranteed Period Options (“GPO”) — The various guaranteed interest rate periods of the fixed account, that Monumental may offer and into which Premium Payments may be paid or amounts may be transferred.

Owner (Policy Owner, You, Your) — The individual or entity that owns an individual policy.

Policy — The individual policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

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Premium Payment — An amount paid to Monumental by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives Monumental the information it requires. For some transactions, Monumental may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that Monumental establishes for such notices.

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® Variable Annuity

Advisor’s Edge® is a flexible-premium variable annuity offered by Monumental Life Insurance Company (“Monumental,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Monumental.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose, and the interest rate we credit to the fixed account. (That interest rate will not be less than the guaranteed minimum effective annual interest rate shown on your Policy.) Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. We reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant for issue ages 0 – 80. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Separate Account VA CC (the “Separate Account”) or the fixed account, according to your allocation instructions. The Separate Account contains a number of Subaccounts that invest exclusively in shares of corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

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We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Policy Year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Monumental may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

Note: The following section on expenses and the Policy Fee Table and Example apply only to Policies issued after the date of this prospectus. See “Appendix B” and “Appendix C” for information about prior versions of the Policy.

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, however, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary or at the time of surrender. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

If you elect the Initial Payment Guarantee when you annuitize, then there is an additional fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize or elect the Initial Payment Guarantee.

If you select the Life with Emergency Cash® annuity payment option, then a surrender charge applies for the first four years after the Annuity Commencement Date. We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time that you annuitize under this option.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.5%, depending on the state.

The value of net assets of the Subaccounts will reflect the management fee and other expenses incurred by the Portfolios.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, you may take all cumulative earnings of the fixed account under the Policy free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of cumulative earnings of the fixed account will be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

Full withdrawals (i.e., surrenders) of the Policy are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive

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an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available (for an extra fee) under the Policy, and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the annuitant dies before the Income Phase begins, then a death benefit will become payable. If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium;

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

Charges are lower if you choose the Policy Value death benefit. After the Policy is issued, the death benefit option cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the Accumulation Phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the Income Phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the Income Phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or the Federated Prime Money Fund II subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

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11.	OTHER INFORMATION

Right to Cancel Period

You may return your Policy for a refund, but only if you return it in good order and within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. However, if state law requires, then we will refund your original Premium Payment(s). A returned Policy will be deemed void.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, then you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract; other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

State Variations

Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a Policy Owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your Policy for specific variations because any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Monumental Life Insurance Company

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Separate Account VA CC

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information or want to make a transaction, please contact us at:

Monumental Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 866-6007

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

A glossary of terms used in this prospectus is provided in the Statement of Additional Information.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 - $10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(3)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge	$0-30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(1)

Base Separate Account Expenses:
Mortality and Expense Risk Fee(2)	0.40%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.55%

Optional Separate Account Annual Expenses:
Return of Premium Death Benefit(3)	0.05%
Annual Step-Up to age 81 Death Benefit(4)	0.20%

Total Separate Account Annual Expenses with Highest Optional Separate Account Expense(5)	0.75%

Optional Rider Fees – No Longer Available for New Sales

Architect Guaranteed Lifetime Withdrawal Benefit(7)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

If you elect the Initial Payment Guarantee at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.”

(2)	The mortality and expense fee shown (0.40%) is for the Policy Value Death Benefit.
(3)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the base mortality and expense risk and administrative fees.
(4)	The fee for the Annual Step-Up to Age 81 Death Benefit (0.20%) is in addition to the base mortality and expense risk and administrative fees.
(5)	This reflects the base separate account expenses plus the fee for the Annual Step-Up to Age 81 Death Benefit, but does not include any annual optional rider fees.

The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2010 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)

	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	3.07%

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(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2010 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

EXAMPLE(1)

The following examples are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, and Portfolio fees and expenses.

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return; and (2) the Architect Guaranteed Lifetime Withdrawal Benefit (which is no longer available for new sales) has been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$487	$1,464	$2,442	$4,900
Return of Premium Death Benefit Option (0.60%)	$472	$1,421	$2,374	$4,777
Policy Value Death Benefit Option (0.55%)	$468	$1,406	$2,351	$4,735

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, and assuming (1) a 5% annual rate of return; and (2) no optional riders have been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$387	$1,175	$1,981	$4,080
Return of Premium Death Benefit Option (0.60%)	$372	$1,132	$1,911	$3,950
Policy Value Death Benefit Option (0.55%)	$368	$1,118	$1,888	$3,907

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

[THIS SPACE INTENTIONALLY LEFT BLANK]

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1.	THE ANNUITY POLICY

The Advisor’s Edge® variable annuity is a flexible-premium variable annuity offered by Monumental. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Monumental guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Monumental may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement, but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

About the Policy

The Advisor’s Edge® variable annuity is a policy between you, the Policy Owner, and Monumental, the issuer of the Policy. (For Policies issued before the date of this prospectus – Owners of Policy Number NA103 should also refer to Appendix B; and owners of Policy Number AV515 101 130 600 should refer to Appendix C, for further information about specific policy features.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. You could lose the amount that you allocate to the Subaccounts. The Policy is a flexible-premium annuity because after you purchase it, you can make additional investments of at least $500 until the Income Phase begins; you are not required to make any additional investments. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your investment choices without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account)

•

Withdraw all or part of your money with no surrender penalty charged by Monumental, although you may incur income taxes and a 10% penalty tax and Excess Interest Adjustment. (See ACCESS TO YOUR MONEY - Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period

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or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Monumental’s Separate Account VA CC. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from Monumental’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® variable annuity, you should send a completed customer order form and your initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Monumental of your completed customer order form and initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Monumental will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or younger.

If the customer order form and any other required documents are received in good order, Monumental will issue the Policy and will credit the initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for regular trading.) Along with the Policy, Monumental will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions.

If Monumental cannot credit the initial Premium Payment because the customer order form or other required documentation is incomplete, Monumental will contact the applicant in writing, explain the reason for the delay, and refund the initial Premium Payment within five Business Days unless the applicant consents to Monumental’s retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

Qualified Policy

In addition to Non-Qualified Policies, Monumental also offers the Advisor’s Edge® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy.

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 403(b), 408(b), or 408A of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a net Premium Payment. The initial net Premium Payment is credited to the Policy within two Business Days of receipt (in good order) of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Monumental Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollovers or transfers from other financial institutions. Any third party checks not accepted by company will be returned.

•	We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned."

•	You may make additional Premium Payments at any time during the Accumulation Phase and

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while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•

Additional Premium Payments received (in good order) before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•

For issue ages 0 – 80, we reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant issued by us or an affiliate.

•	Your initial net Premium Payment will be invested on the Policy Date among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Purchasing by Wire

For wiring instructions, please contact our Administrative and Service Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Monumental reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional net Premium Payments by sending written notice to or by calling Monumental. Requests for Transfers received in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your initial net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional net Premium Payments credited

•	any increase in the Policy Value attributable to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus –

•	any decrease in the Policy Value attributable to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any rider charges, if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

(The Cash Value, which is what you receive if you fully withdraw (i.e., surrender) your Policy, is the Policy Value plus or minus any applicable Excess Interest Adjustment, and minus certain fees and charges.)

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The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day (generally 4:00 p.m. Eastern time) and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your net Premium Payments to a selected Subaccount, Monumental will credit a certain number of Accumulation Units to your Policy. Monumental determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value.

3.	INVESTMENT CHOICES

The Advisor’s Edge® variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

Note: If you received a summary prospectus for any of the Portfolios listed below, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Columbia Funds Variable Insurance Trust – Class I Shares(1)

Advised by Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Small Company Growth Fund(2)(3)(4)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio(2)(3)

Credit Suisse U.S. Equity Flex I Portfolio(2)(3)

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio(2)(3)

VA International Small Portfolio(2)(3)

VA International Value Portfolio(2)(3)

VA Short-Term Fixed Portfolio(2)(3)

VA U.S. Large Value Portfolio(2)(3)

VA U.S. Targeted Value Portfolio(2)(3)

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II

Federated Capital Income Fund II(2)(3)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(2)(3)

Federated High Income Bond Fund II(2)(3)

Federated Prime Money Fund II(2)(3)(5)

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund(2)(3)

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP(2)

Transamerica Asset Allocation – Growth VP(2)

Transamerica Asset Allocation – Moderate VP(2)

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Transamerica Asset Allocation – Moderate Growth VP(2)

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP(2)

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP(2)(3)

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP(2)(3)

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP(2)(3)(6)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP(2)

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP(2)(3)

Transamerica Morgan Stanley Growth Opportunities VP(2)(7)

Transamerica Morgan Stanley Mid-Cap Growth VP(8)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP(2)

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP(2)(3)(9)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP(2)(3)(10)

Transamerica WMC Diversified Growth VP(2)(3)

Vanguard® Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(2)

Total Bond Market Index Portfolio(2)

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio(2)

Mid-Cap Index Portfolio(2)

REIT Index Portfolio(2)

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, LLC

Wanger International(2)(3)

Wanger USA (2)(3)

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund(2)(3)

(1)	Formerly known as Columbia Funds Variable Insurance Trust – Class A.

(2)	Owners of Policy Number AV515 101 130 600 may invest in these funds.

(3)	Owners of Policy Number NA103 may only invest in these funds.

(4)	Formerly known as Columbia Small Company Growth Fund, Variable Series.

(5)

There can be no assurance that the Federated Prime Money Fund II portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Federated Prime Money Fund II subaccount may become extremely low and possibly negative.

(6)	Formerly known as Transamerica Balanced VP and formerly subadvised by Transamerica Investment Management, LLC.

(7)	Formerly known as Transamerica Growth Opportunities VP and formerly subadvised by Transamerica Investment Management, LLC.

(8)	Formerly subadvised by Van Kampen Asset Management.

(9)	Formerly known as Transamerica Small/Mid Cap Value VP and formerly subadvised by Transamerica Investment Management, LLC.

(10)	Formerly known as Transamerica Diversified Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following Subaccounts were closed to new investments as of May 1, 2006.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by AllianceBernstein L.P.

AllianceBernstein Global Thematic Growth Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

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Columbia Funds Variable Insurance Trust I – Class 2 Shares(1)

Advised by Columbia Management Investment Advisers, LLC(2)

Columbia Variable Portfolio – Mid Cap Growth Fund(3)

Columbia Variable Portfolio – Seligman Global Technology Fund(4)

Transamerica Series Trust – Initial Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Capital Growth VP(5)

(1)	Reorganized from Seligman Portfolios, Inc.

(2)	Reorganized from J. & W. Seligman & Co. Incorporated.

(3)	Reorganized from Seligman Capital Portfolio.

(4)

Seligman Communications and Information Portfolio reorganized into the Seligman Global Technology Portfolio. Seligman Global Technology Portfolio was renamed Columbia Variable Portfolio – Seligman Global Technology Fund.

(5)	Formerly known as Transamerica Focus VP and formerly subadvised by Transamerica Investment Management, LLC.

There is no assurance that a Portfolio will achieve its stated objective.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

You can obtain prospectuses for the Portfolios by calling or writing to our Administrative and Service Office.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Monumental, and Monumental may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations. Note: Certain Portfolios have similar names. It is important that you state or write the full name of the Portfolio to which you wish to direct your allocation when you submit an allocation request. Failure to do so may result in a delay of a requested allocation amount being credited to the Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the performance of the portfolios you have chosen.

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We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

Monumental cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Monumental retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Monumental reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Monumental, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Monumental, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Monumental. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Monumental may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Monumental will notify you and request reallocation of the amounts invested in the eliminated subaccount.

Similarly, Monumental may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Monumental may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Monumental also may transfer the assets of the separate account associated with the policies to another account or accounts.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Monumental’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Monumental has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the

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Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your Cash Value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the Policy is issued.

If you select the fixed account, your money will be placed with Monumental’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment or transfer to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make transfers of money among the Subaccounts and the Fixed Account, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Monumental will process requests it receives in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•

Within 30 days before the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the dollar cost averaging program.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

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(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to

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comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund Portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	limit the number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information

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about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000.

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Mortality and Expense Risk Fee

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Monumental assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Monumental guarantees a number of payments over a life or joint lives, Monumental assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Monumental assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Monumental assumes is that the charges collected for administrative expenses, which are based on rated that are guaranteed not to increase above rates shown for the life of the Policy, may not cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Monumental assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers for the purpose of assessing a transfer fee. All transfer requests made at the same time are treated as a single transfer.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, then there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date. The following schedule shows the current surrender charge:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Architect GLWB Fee – No Longer Avaialable for New Sales

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your policy value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the Portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular Policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your Policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and directly or indirectly receives some or all of the 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor realized on the advisory fee deducted from Portfolio assets. Policy Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular Portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support

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Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Monumental and/or TCI

Fund	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.25%
Credit Suisse Trust	0.20%
DFA Investment Dimensions Group Inc.	0.00%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund(3)	0.35%
Nationwide Variable Investment Trust	0.25%
Seligman Portfolios, Inc.	0.00%
Vanguard Variable Insurance Fund	0.00%
Wanger Advisors Trust	0.15%
Wells Fargo Advantage Variable Trust Funds	0.25%

(1)

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each Portfolio owned by the Subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on Subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Transamerica Series Trust (“TST”): Because TST is managed by our affiliate Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund Portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2010 we received $363,366 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

(3)	Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million fund shares are held by the subaccounts of the Company and its affiliates.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500. Withdrawals may be restricted under tax sheltered annuity policies. If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and

25

transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

On the business day that Monumental receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable Premium Taxes, annual service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Monumental form to our Administrative and Service Office. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, and because of certain fees and charges, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Monumental have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of your cumulative interest earnings in that option are subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to your cumulative earnings each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free amount.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free amount available;

•	nursing care and terminal condition withdrawals

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements for Qualified Policies; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Monumental will pay cash withdrawals within seven business days after receipt in good order (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank

In addition, if, pursuant to SEC rules, the Federated Prime Money Fund II portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Federated Prime Money Fund II portfolio until the portfolio is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information

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about you and your policy to government agencies or departments.

Signature Guarantees

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee or Notary Public Stamp as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that Contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity contract for another with the same owner in a “tax free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file.

•	Any other transaction where we require.

We may change the specific requirements listed above, or add Signature Guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion Signature Guarantee program. This includes many:

•	National and state banks

•	Savings banks and savings and loan association;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion Signature Guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee when required.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Monumental with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Monumental to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. Eligible Rollover Distributions from tax sheltered annuity policies are subject to mandatory withholding.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in by giving us notice (in good order) with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day Monumental receives notice of it require prior approval. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Monumental will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by

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any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Monumental reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis, however, if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which may be from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end of the period.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime or a period you choose, which may be from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this Annuity Payment Option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule) You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the annuitant reaches the IRS age limitation. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity

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payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Monumental. Some Annuity Payment Options may not be available in all states.

Note: If your Policy is a Qualified Policy, then payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

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THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Monumental informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate upon annuitization.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Monumental determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

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If an Annuity Payment Option is not selected, Monumental will assume that you chose the Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

Money that you apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (i.e., the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment.

•

Monumental reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Monumental may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Monumental’s consent.

•	At the time Monumental calculates your Annuity Payments, Monumental may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not

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select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, then you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

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You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Monumental informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the Accumulation Phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant but before receiving due proof of death. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the Policy; and

•	you die before the Annuity Commencement Date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the Annuity Commencement Date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die before the Annuity Commencement Date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the Policy within five years of your death for the Adjusted Policy Value minus any applicable rider fees.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the Annuity Commencement Date; and

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•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you (owner) are receiving annuity payments under the Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greatest of:

•	Policy Value on the date we receive the required information in good order at our Administrative and Service Office; or

•

Cash Value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit options (listed below) for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A. Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B. Annual Step-Up To Age 81 Death Benefit

Under this option, on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. Please see Appendix D for a detailed explanation of this adjustment. If you have a qualified policy, minimum

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required distribution rules may require you to request a partial surrender.

9.	TAXES

Introduction

The following discussion of annuity taxation is general in nature and is based on Monumental’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Policy. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Monumental then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Monumental divides the investment in the Policy by the total number of expected periodic payments. The

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remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Monumental has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Monumental withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Monumental of that election. In certain situations, Monumental will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (1) the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions from Non-Qualified Policies. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before

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the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.))

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, the selection of certain annuity dates, the exchange of a Policy, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax

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effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests. In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Monumental reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Defense of Marriage Act

The right of a spouse to continue the Policy, and all Policy provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Policy will not be available to such partners or same-sex marriage spouses. Please consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the generation-skipping transfer tax rate 35%. Commencing in 2012, these exemption amounts will be indexed for inflation. The estate, gift, and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter the provisions will sunset, and the federal estate, gift and generation-

36

skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2012 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the Purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity policy purchase.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Monumental has offered Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Policy, and transactions under the Policy and any other 403(b) Policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Foreign Tax Credits

We may benefit from any foreign tax credits attributed to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility

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that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy. We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the Accumulation Phase) to receive regular payments from your Policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your Premium Payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Any payment from a Guaranteed Period Option in excess of the cumulative interest credited at the time of the payment may be subject to an Excess Interest Adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. Also keep in mind that partial withdrawals under the systematic payout option, like all partial withdrawals, may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the Initial Payment Guarantee, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee. It is deducted in the same manner as the Separate Account charge and it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

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Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the AIR, and decrease if actual performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable):

•	must have been employed full time for at least two years prior to becoming unemployed; and

•	must have been employed full time on the Policy Date; and

•	must have been unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Monumental will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the

39

Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

Telephone requests must be received while the New York Stock Exchange is open for regular business to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or telephone lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%).

Rebalancing can be started, stopped, or changed at any time. Rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested. If a transfer is requested, then we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to restart Asset Rebalancing.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Fund II Subaccount.

A Dollar Cost Averaging program will begin once we have received, in good order, all necessary information and the minimum required amount. A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost

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Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional

•	premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Architect Guaranteed Lifetime Withdrawal Benefit – No Longer Available for New Sales

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You are also limited in the amount of your policy value that can be invested in the “equity” category of the designated investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your Policy Value. Under this benefit, you can receive (first as withdrawals from your Policy Value and, if necessary, as payments from us) up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your Policy Value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases

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your future maximum annual withdrawal amount to $4,705.88.

See “Appendix—Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All Policy Value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your Policy Value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your Policy Value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to an excess interest adjustment;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the Policy Value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

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You can receive up to the maximum annual withdrawal amount each year (first from your Policy Value and, if necessary, as payments from us) under this rider regardless of your Policy Value. However, once your Policy Value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive payments guaranteed by this rider after your Policy Value reaches zero, you must select the frequency of future payments. Once selected, the amount and frequency of future payments after your Policy Value reaches zero cannot be changed. Payments after the Policy Value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added before the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee before this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All Policy Value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
> 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the Policy Value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or Policy Value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of Policy Value.

•

Because the total withdrawal base is generally equal to the Policy Value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the Policy Value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial

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withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the Policy Value), possibly to zero. See “Appendix—Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value to one or more of the following designated investment choices:

Non-Equity:

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for U.S. Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment-Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated Capital Appreciation Fund II

Federated High Income Bond Fund II

Fidelity VIP Contrafund® Portfolio – Initial Class

Fidelity VIP Mid Cap Portfolio – Initial Class

Fidelity VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica WMC Diversified Equity VP – Initial Class

Transamerica BlackRock Large Cap Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Multi-Managed Balanced VP – Initial Class

Transamerica Morgan Stanley Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please note: We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your Policy Value in all designated investment choices in the “equity” category, divided by the total Policy Value. You cannot have more than your maximum equity percentage in “equity” investment choices. A higher maximum equity percentage results in a higher rider fee.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your Policy Value in the designated investment choices to maintain your desired asset allocation. The amount

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of Policy Value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in Policy Value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your Policy Value in “designated investment choices” in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the Policy Value during the 30 day period following each rider anniversary, by sending us written notice (in good order). The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of such systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually before annuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of Policy Value in each designated investment choice.

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Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your Policy Value if the total withdrawal base is higher than your Policy Value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 91 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 91 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made in good order within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your Policy Value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your maximum annuity commencement date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a maximum annuity commencement date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Monumental Life Insurance Company

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March 5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

46

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division—as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

Separate Account VA CC

The Separate Account was established by Monumental on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Monumental owns the assets of the Separate Account, and the obligations under the Policy are obligations of Monumental. These assets are held separately from the other assets of Monumental and are not chargeable with liabilities incurred in any other business operation of Monumental (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Monumental will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Monumental. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Monumental’s general account assets or any other separate account Monumental maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Monumental’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights

47

under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers (“advisers”) that are registered as investment advisers under state and federal securities laws and may charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates is/are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of Transamerica Financial Advisors, Inc. (“TFA”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules of the Financial Industry Regulatory Authority, we and/or TFA or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may share the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale of the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the Policies.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of TFA are underwritten by our affiliates. Wholesaling representatives and their managers at TFA who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

You may return your Policy for a refund, but only if you return it within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. You bear the risk of any decline in Policy Value during the Right to Cancel Period. However, if state law requires, then we will refund your original Premium Payment(s). We will pay the refund within seven days after we receive, in good order and within the applicable period at our Administrative and Service Office, written notice of

48

cancellation and the returned Policy. The Policy will then be deemed void.

Assignment

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Policy until we have received then in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Policy Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Reinstatements

Monumental occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In certain of these situations, Monumental will allow a reinstatement and require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Monumental). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Monumental will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Monumental will vote Fund shares as to which no timely instructions are received and those shares held by Monumental as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Please note that it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited before such meeting in accordance with procedures established by the underlying fund.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Monumental, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be

49

predicted with certainty, Monumental believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, or on the ability of TCI to perform under its principal underwriting agreement, or on the ability of Monumental to meet its obligations under the policy.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Performance Information
Performance Comparisons
Safekeeping of Account Assets
Certain Federal Income Tax Consequences
Taxation of Monumental
State Regulation of Monumental
Records and Reports
Distribution of the Policies
Administrative Services Contract
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements

50

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.956826 0.824965 1.000000	$ $ $	1.056959 0.956826 0.824965	71,892.693 42,838.621 0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.895838 0.728318 1.000000	$ $ $	1.008092 0.895838 0.728318	0.000 0.000 0.000

Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.268516 1.018565 1.299417 1.228196 1.260418 1.078659 1.000	$ $ $ $ $ $ $	1.374260 1.268516 1.018565 1.299417 1.228196 1.260418 1.078659	360,937.378 387,580.032 964,929.958 767,543.052 212,157.370 129,069.005 4,104.603

Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.192845 0.923906 1.538963 1.436100 1.248926 1.118828 1.000	$ $ $ $ $ $ $	1.363690 1.192845 0.923906 1.538963 1.436100 1.248926 1.118828	1,189,520.019 1,080,335.720 1,166,726.389 771,284.336 700,412.105 119,059.197 114,238.364

Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.285632 1.022695 1.388981 1.293739 1.166896 1.092010 1.000	$ $ $ $ $ $ $	1.411270 1.285632 1.022695 1.388981 1.293739 1.166896 1.092010	1,290,599.242 586,809.512 393,145.172 313,286.324 133,521.853 66,486.533 0.000

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.258454 0.987354 1.476567 1.377156 1.216429 1.112818 1.000	$ $ $ $ $ $ $	1.410857 1.258454 0.987354 1.476567 1.377156 1.216429 1.112818	839,680.418 847,103.246 1,072,576.476 464,639.928 903,987.927 581,103.580 0.000

Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003382 0.984675	$ $	1.102115 1.003382	232,553.595 237,340.135

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.535077 1.156909 2.018884 2.175950 1.537803 1.362646 1.000	$ $ $ $ $ $ $	1.765861 1.535077 1.156909 2.018884 2.175950 1.537803 1.362646	394,779.736 445,380.460 628,155.628 513,184.297 252,119.533 154,572.954 161,625.168

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.081213 0.838923 1.346440 1.295117 1.129319 1.097549 1.000	$ $ $ $ $ $ $	1.238482 1.081213 0.838923 1.346440 1.295117 1.129319 1.097549	385,231.523 401,044.126 256,453.245 331,287.149 93,601.166 69,603.889 40,111.820

51

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Morgan Stanley Capital Growth VP – Initial Class(1) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.058220 0.831861 1.314449 1.308160 1.109463 1.071846 1.000	$ $ $ $ $ $ $	1.341185 1.058220 0.831861 1.314449 1.308160 1.109463 1.071846	0.000 0.000 0.000 0.000 0.000 0.000 0.000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.422107 1.077700 1.674640 1.542705 1.260418 1.122870 1.000	$ $ $ $ $ $ $	1.562771 1.422107 1.077700 1.674640 1.542705 1.260418 1.122870	389,811.459 411,216.796 441,777.737 379,399.884 258,477.899 129,069.005 36,078.514

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.326254 1.149262 1.188790 1.097177 1.058625 1.040208 1.000	$ $ $ $ $ $ $	1.413893 1.326254 1.149262 1.188790 1.097177 1.058625 1.040208	10,196,923.483 9,124,055.609 6,203,011.050 5,077,216.956 3,164,946.110 1,721,066.694 561,646.080

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.910011 0.659690 1.040547 0.954575 1.000	$ $ $ $ $	1.216589 0.910011 0.659690 1.040547 0.954575	1,442,249.097 838,118.409 715,910.224 262,101.974 44,719.318

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.219947 1.038204 1.000000	$ $ $	1.367059 1.219947 1.038204	480,510.108 302,224.347 0.000

Transamerica Systematic Small Mid-Cap Value VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2010 2009 2008	$ $ $	0.841446 .590776 1.000000	$ $ $	1.091360 0.841446 0.590776	526,335.373 668,041.369 140,012.394

Transamerica WMC Diversified Equity VP – Initial Class(3) Subaccount Inception Date July 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.129166 0.884795 1.579485 1.378121 1.166496 1.091382 1.000	$ $ $ $ $ $ $	1.312172 1.129166 0.884795 1.579485 1.378121 1.166496 1.091382	279,240.731 295,680.062 58,142.422 58,543.932 58,948.384 33,111.745 0.000

Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.118382 0.870411 1.620935 1.401632 1.296355 1.118505 1.000	$ $ $ $ $ $ $	1.310367 1.118382 0.870411 1.620935 1.401632 1.296355 1.118505	862,865.459 1,109,145.835 1,512,671.608 1,201,079.421 1,342,656.752 729,190.869 210,858.102

Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(4) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.268861 0.932221 1.586218 1.295836 1.239692 1.072453 1.000	$ $ $ $ $ $ $	1.711931 1.268861 0.932221 1.586218 1.295836 1.239692 1.072453	93,297.097 113,011.493 90,329.945 68,324.891 40,884.179 16,959.235 4,043.313

Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.397456 1.116224 1.834932 1.596045 1.299360 1.148143 1.000	$ $ $ $ $ $ $	1.507650 1.397456 1.116224 1.834932 1.596045 1.299360 1.148143	496,739.088 522,136.676 727,021.303 702,492.581 448,649.730 127,803.009 8,830.040

52

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.309877 0.820308 1.535703 1.260225 1.152927 1.077895 1.000	$ $ $ $ $ $ $	1.744344 1.309877 0.820308 1.535703 1.260225 1.152927 1.077895	50,435.019 56,992.963 88,620.353 149,848.957 18,455.707 25,335.923 2,180.440

Transamerica Multi-Managed Balanced VP – Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.00000		$1.136839	98,391.109

AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.165560 0.765291 1.464765 1.228466 1.139690 1.105608 1.000	$ $ $ $ $ $ $	1.374575 1.165560 0.765291 1.464765 1.228466 1.139690 1.105608	0.000 0.000 0.000 0.000 0.000 0.000 0.000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	0.999187 0.756153 1.324518 1.182149 1.203577 1.084054 1.000	$ $ $ $ $ $ $	1.140747 0.999187 0.756153 1.324518 1.182149 1.203577 1.084054	0.000 0.000 2,639.758 2,644.553 2,648.935 2,517.732 0.000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.136230 0.833296 1.392334 1.232274 1.247020 1.091803 1.000	$ $ $ $ $ $ $	1.241110 1.136230 0.833296 1.392334 1.232274 1.247020 1.091803	0.000 0.000 0.000 0.000 0.000 0.000 65,072.971

Columbia Variable Portfolio - Small Company Growth Fund – Class 1(6) Subaccount Inception Date March 31, 1997	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.019669 0.815936 1.386478 1.228771 1.099205 1.076070 1.000000	$ $ $ $ $ $ $	1.3018701 1.019669 0.815936 1.386478 1.228771 1.099205 1.076070	1,333,968.627 1,507,463.629 1,502,775.924 1,182,081.281 681,678.979 193,994.486 7,878.795

Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.010027 1.000000	$ $	1.127363 1.010027	553,297.571 564,134.987

Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date March 31, 1997	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	0.856840 0.691093 1.062526 1.077381 1.033993 1.068290 1.000	$ $ $ $ $ $ $	0.975363 0.856840 0.691093 1.062526 1.077381 1.033993 1.068290	759,811.566 1,431,663.821 1,508,177.530 1,136,968.311 734,179.746 166,867.105 8,224.089

DFA - VA Global Bond Portfolio Subaccount Inception Date January 18,1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.216257 1.166786 1.123164 1.071359 1.038489 1.026981 1.000	$ $ $ $ $ $ $	1.276512 1.216257 1.166786 1.123164 1.071359 1.038489 1.026981	27,489,081.042 24,320,066.182 23,645,911.860 24,702,782.312 17,043,022.035 10,115,002.707 1,609,345.206

53

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA – VA International Small Portfolio Subaccount Inception Date October 6, 1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.492516 1.072963 1.888752 1.781597 1.435123 1.184747 1.000	$ $ $ $ $ $ $	1.852496 1.492516 1.072963 1.888752 1.781597 1.435123 1.184747	11,587,229.647 11,175,721.849 12,705,195.375 9,642,915.761 7,277,921.656 3,701,880.900 1,079,399.615

DFA – VA International Value Portfolio Subaccount Inception Date October 3, 1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.519222 1.107430 2.054780 1.865555 1.394929 1.204565 1.000	$ $ $ $ $ $ $	1.669979 1.519222 1.107430 2.054780 1.865555 1.394929 1.204565	14,098,149.768 13,511,942.647 16,171,057.692 13,536,723.446 10,118,581.452 4,527,535.821 1,098,010.563

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date January 18,1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.106748 0.856492 1.432980 1.484593 1.245911 1.142164 1.000	$ $ $ $ $ $ $	1.327747 1.106748 0.856492 1.432980 1.484593 1.245911 1.142164	27,175,356.849 27,252,507.929 28,954,217.965 23,325,121.638 17,079,139.960 7,959,434.213 1,623,268.250

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.158826 1.143824 1.106381 1.059756 1.018433 1.002169 1.000	$ $ $ $ $ $ $	1.165303 1.158826 1.143824 1.106381 1.059756 1.018433 1.002169	25,600,205.839 23,197,727.674 22,153,547.907 18,693,052.664 11,502,798.007 4,844,887.820 1,690,345.121

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date October 6, 1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.012026 0.803667 1.281459 1.497585 1.244835 1.181284 1.000	$ $ $ $ $ $ $	1.299073 1.012026 0.803667 1.281459 1.497585 1.244835 1.181284	20,626,428.728 20,645,977.616 22,104,503.761 17,571,178.740 11,778,721.252 6,557,739.077 1,481,443.695

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.082890 0.815983 1.254242 1.173250 1.082694 1.053324 1.000	$ $ $ $ $ $ $	1.233616 1.082890 0.815983 1.254242 1.173250 1.082694 1.053324	71,402.404 71,417.199 137,890.954 137,910.231 137,922.169 137,941.974 0.000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.107853 0.911363 1.303950 1.227080 1.061729 1.025329 1.000	$ $ $ $ $ $ $	1.267551 1.107853 0.911363 1.303950 1.227080 1.061729 1.025329	19,803.400 21,163.256 22,741.734 24,194.822 35,276.271 8,736.937 2,157.417

Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$1.000000		$1.085469	192,782.509

Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.396754 1.094841 1.382658 1.336351 1.161939 1.099232 1.000	$ $ $ $ $ $ $	1.556992 1.396754 1.094841 1.382658 1.336351 1.161939 1.099232	192,829.211 179,202.898 136,085.458 113,609.061 243,287.978 23,809.132 15,878.293

54

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.245018 1.189884 1.147364 1.085483 1.048066 1.032882 1.000	$ $ $ $ $ $ $	1.302183 1.245018 1.189884 1.147364 1.085483 1.048066 1.032882	2,229,996.944 1,960,127.325 1,747,893.866 869,805.893 729,479.406 505,328.404 9,986.555

Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.397475 0.919313 1.249061 1.214340 1.101934 1.079295 1.000	$ $ $ $ $ $ $	1.594544 1.397475 0.919313 1.249061 1.214340 1.101934 1.079295	3,043,489.585 3,563.686.031 1,955,068.061 1,705,968.465 1,201,066.626 1,108,773.511 236,889.337

Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.130399 1.131506 1.109538 1.065016 1.024237 1.002774 1.000	$ $ $ $ $ $ $	1.124204 1.130399 1.131506 1.109538 1.065016 1.024237 1.002774	4,355,472.621 6,943,895.456 12,086,785.967 6,289,166.390 3,442,728.615 1,587,529.153 597,816.500

Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.935408 0.693067 1.212285 1.036620 1.000	$ $ $ $ $	1.090458 0.935408 0.693067 1.212285 1.036620	2,949,378.269 3,626,583.264 3,751,071.513 4,029,763.806 341,351.166

Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.556636 1.117303 1.855218 1.613357 1.439409 1.223374 1.000	$ $ $ $ $ $ $	1.994516 1.556636 1.117303 1.855218 1.613357 1.439409 1.223374	309,699.431 334,787.177 414,069.997 366,047.285 187,297.812 65,050.705 46,012.045

Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.064914 0.679483 1.398968 1.330520 1.149967 1.126292 1.000	$ $ $ $ $ $ $	1.341168 1.064914 0.679483 1.398968 1.330520 1.149967 1.126292	154,027.967 176,681.259 291,356.188 383,091.488 41,272.189 1,921.173 0.000

NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.992584 1.235024 2.946926 2.064819 1.542746 1.179473 1.000	$ $ $ $ $ $ $	2.301543 1.992584 1.235024 2.946926 2.064819 1.542746 1.179473	2,945,391.774 2,760,927.408 2,383,823.428 1,550,113.773 1,331,971.165 490,060.775 277,782.740

Columbia Variable Portfolio – Mid Cap Growth Fund – Class 2 Shares(7) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.081764 0.732726 1.419286 1.227652 1.166665 1.045499 1.000	$ $ $ $ $ $ $	1.377766 1.081764 0.732726 1.419286 1.227652 1.166665 1.045499	0.000 0.000 0.000 9,658.313 17,730.434 0.000 0.000

Seligman Communications and Information – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.634341 1.031066 1.629572 1.423446 1.173049 1.096953 1.000	$ $ $ $ $ $ $	1.865813 1.634341 1.031066 1.629572 1.423446 1.173049 1.096953	7,684.333 7,686.504 26,185.619 26,187.693 26,189.754 24,170.557 10,805.935

55

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Columbia Variable Portfolio Seligman Global Technology Fund – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.462798 0.907188 1.530125 1.334567 1.029715 1.062001 1.000	$ $ $ $ $ $ $	1.674175 1.462798 0.907188 1.530125 1.334567 1.140132 1.062001	859.896 855.028 20,162.572 20,163.653 22,421.699 18,917.450 4,854.719

Vanguard – Equity Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.083510 0.861621 1.373795 1.310847 1.139110 1.092958 1.000	$ $ $ $ $ $ $	1.238292 1.083510 0.861621 1.373795 1.310847 1.139110 1.092958	20,134,746.258 19,554,877.060 19.690,942.684 14,535,424.379 7,478,645.559 3,858,975.816 1,052,682.307

Vanguard – Mid-Cap Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.293906 0.926841 1.601737 1.517423 1.341289 1.183281 1.000	$ $ $ $ $ $ $	1.613291 1.293906 0.926841 1.601737 1.517423 1.341289 1.183281	3,325,869.438 2,615,960.809 3,162,118.705 2,836,507.862 1,429,823.986 1,013,469.352 380,084.611

Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.331277 1.036509 1.660857 2.002473 1.492233 1.341632 1.000	$ $ $ $ $ $ $	1.698041 1.331277 1.036509 1.660857 2.002473 1.492233 1.341632	4,695,348.664 4,289,469.942 4,248,364.410 2,999,281.905 1,654,504.201 1,010,789.382 578,009.324

Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.841396 0.592522 1.081634 1.000000	$ $ $ $	0.968367 0.841396 0.592522 1.081634	3,562,794.006 3,757,805.694 2,895,275.388 842,884.524

Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.231782 1.087801 1.132937 1.074433 1.029715 1.012584 1.000	$ $ $ $ $ $ $	1.288989 1.231782 1.087801 1.132937 1.074433 1.029715 1.012584	13,162,048.670 10,722,636.018 8,640,633.739 8,905,675.191 5,888,569.171 2,464,231.921 363,467.388

Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.287613 1.222091 1.167765 1.097566 1.058026 1.038902 1.000	$ $ $ $ $ $ $	1.363810 1.287613 1.222091 1.167765 1.097566 1.058026 1.038902	12,631,158.324 12,084,595.081 11,063,437.012 10,869,457.595 5,572,693.009 1,813,910.816 969,309.680

Wanger International Subaccount Inception Date September 18, 1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.873547 1.257719 2.324809 2.009822 1.473344 1.219009 1.000	$ $ $ $ $ $ $	2.327607 1.873547 1.257719 2.324809 2.009822 1.473344 1.219009	342,666.288 337,204.419 510,860.794 597,433.784 797,593.401 631,226.179 17,144.274

Wanger USA Subaccount Inception Date September 20, 1995	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.224314 0.865542 1.442963 1.376751 1.283262 1.159786 1.000	$ $ $ $ $ $ $	1.501956 1.224314 0.865542 1.442963 1.376751 1.283262 1.159786	1,182,530.197 1,379,339.449 1,704,331.067 1,635,285.301 1,315,856.373 822,085.042 328,296.201

56

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
WFAVT Small Cap Value Fund Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.373235 0.862034 1.563184 1.582839 1.375293 1.186971 1.000	$ $ $ $ $ $ $	1.601330 1.373235 0.862034 1.563184 1.582839 1.375293 1.186971	136,035.960 99,041.957 106,379.214 127,056.318 82,764.543 23,674.028 1,183.966

57

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.956015 0.824685 1.000000	$ $ $	1.055539 0.956015 0.824685	1,064,533.808 0.000 0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.895087 0.728073 1.000000	$ $ $	1.006742 0.895087 0.728073	1,136,651.688 10,731.111 645,641.107

Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.409610 1.132412 1.445371 1.366831 1.263237 1.201594 1.101791 0.902 1.000	$ $ $ $ $ $ $ $ $	1.526349 1.409610 1.132412 1.445371 1.366831 1.263237 1.201594 1.101791 0.902	685,692.090 756,519.276 854,441.327 914,905.571 405,961.734 652,110.708 313,270.422 237,702.677 20,998

Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.270750 0.984741 1.641113 1.532194 1.333147 1.194875 1.052733 0.810 1.000	$ $ $ $ $ $ $ $ $	1.452021 1.270750 0.984741 1.641113 1.532194 1.333147 1.194875 1.052733 0.810	542,446.524 558,115.574 473,921.366 894,494.656 931,646.130 576,930.522 489,072.766 411,028.790 66,502

Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.409260 1.121593 1.524062 1.420274 1.281661 1.200004 1.083738 0.873 1.000	$ $ $ $ $ $ $ $ $	1.546209 1.409260 1.121593 1.524062 1.420274 1.281661 1.200004 1.083738 0.873	520,241.767 399,393.917 1,086,279.651 1,039,087.630 601,669.477 311,017.523 274,797.304 111,467.237 20,619

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.358967 1.066739 1.596080 1.489372 1.316193 1.204683 1.067366 0.844 1.000	$ $ $ $ $ $ $ $ $	1.522795 1.358967 1.066739 1.596080 1.489372 1.316193 1.204683 1.067366 0.844	242,087.082 265,429.664 346,172.648 326,798.342 251,018.364 341,836.416 262,148.789 183,807.344 43,966

Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003320 0.984673	$ $	1.101489 1.003320	201,217.847 415,616.779

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.135792 1.610424 2.811696 3.031960 2.143834 1.900589 1.439114 1.067 1.036 1.000	$ $ $ $ $ $ $ $ $ $	2.455672 2.135792 1.610424 2.811696 3.031960 2.143834 1.900589 1.439114 1.067 1.036	425,910.298 519,112.697 700,517.083 736,226.791 640,917.766 675,836.713 727,653.238 733,552.025 722,298 187,187

58

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.983606 0.763562 1.226094 1.179951 1.029409 1.000939 0.907020 0.708 0.944 1.000	$ $ $ $ $ $ $ $ $ $	1.126117 0.983606 0.763562 1.226094 1.179951 1.029409 1.000939 0.907020 0.708 0.944	672,109.252 1,266,147.477 1,193,291.705 1,648,547.171 1,749,593.371 1,748,694.477 1,470,499.107 1,289,513.133 826,647 427,925

Transamerica Morgan Stanley Capital Growth VP – Initial Class(1) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.047129 0.823563 1.301988 1.296407 1.100038 1.063273 0.980088 0.730 0.975 1.000	$ $ $ $ $ $ $ $ $ $	1.326460 1.047129 0.823563 1.301988 1.296407 1.100038 1.063273 0.980088 0.730 0.975	22,561.253 73,167.874 74,882.299 78,708.808 120,426.511 190,998.034 198,657.186 172,997.132 78,818 56,035

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.422470 1.078505 1.676726 1.545403 1.263237 1.125943 0.990624 0.795 1.000	$ $ $ $ $ $ $ $ $	1.562393 1.422470 1.078505 1.676726 1.545403 1.263237 1.125943 0.990624 0.795	763,017.966 954,946.152 784,681.732 657,198.793 643,958.090 652,110.708 488,193.938 323,170.471 121,922

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.457126 1.263297 1.307403 1.207246 1.165404 1.145696 1.103003 1.058 1.000	$ $ $ $ $ $ $ $ $	1.552648 1.457126 1.263297 1.307403 1.207246 1.165404 1.145696 1.103003 1.058	16,625,347.487 15,819,694.804 13,645,028.438 12,842,233.501 10,243,118.891 5,511,284.618 3,858,224.303 2,808,699.748 1,477,661

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.908337 0.658809 1.039682 0.954257 1.000	$ $ $ $ $	1.213747 0.908337 0.658809 1.039682 0.954257	1,305,528.744 1,091,480.489 199,979.953 56,242.969 23,017.472

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.219240 1.038132 1.000000	$ $ $	1.365590 1.219240 1.038132	12,790.134 0.000 0.000

Transamerica WMC Diversified Equity VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.329884 1.042587 1.862100 1.625512 1.376581 1.288575 1.184293 0.940 1.000	$ $ $ $ $ $ $ $ $	1.544654 1.329884 1.042587 1.862100 1.625512 1.376581 1.288575 1.184293 0.940	219,570.555 338,631.376 36,043.425 37,862.758 75,648.834 107,540.051 104,434.102 38,370.186 100

59

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.110019 0.864338 1.610425 1.393250 1.289246 1.112931 0.966804 0.741 0.959 1.000	$ $ $ $ $ $ $ $ $ $	1.299925 1.110019 0.864338 1.610425 1.393250 1.289246 1.112931 0.966804 0.741 0.959	1,379,303.897 1,815,208.487 2,214,057.389 2,893,330.671 3,565,858.198 2,216,477.993 1,691,423.840 1,064,371.534 200,435 54,216

Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(4) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.737385 1.277066 2.174065 1.776955 1.700812 1.472085 1.269802 0.974 1.143 1.000	$ $ $ $ $ $ $ $ $ $	2.342891 1.737385 1.277066 2.174065 1.776955 1.700812 1.472085 1.269802 0.974 1.143	98,270.897 128,915.378 285,650.575 351,117.520 436,853.221 450,809.454 343,598.168 165,504.716 184,834 1,000

Transamerica Systematic Small/Mid Cap Value VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.866783 1.311318 2.230889 1.799226 1.533199 1.358181 1.174384 0.619 1.029 1.000	$ $ $ $ $ $ $ $ $ $	2.420014 1.866783 1.311318 2.230889 1.799226 1.533199 1.358181 1.174384 0.619 1.029	404,244.774 374,941.908 177,436.055 96,532.594 127,852.940 145,973.421 168,398.455 227,529.638 290,558 233,982

Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.407287 1.124643 1.849693 1.609681 1.311116 1.159115 1.004892 0.761 0.922 1.000	$ $ $ $ $ $ $ $ $ $	1.517506 1.407287 1.124643 1.849693 1.609681 1.311116 1.159115 1.004892 0.761 0.922	428,338.344 460,716.061 598,274.388 725,415.968 760,106.648 745,724.485 790,973.401 697,640.710 837,581 395,120

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.955877 0.598918 1.121797 0.921024 0.843017 0.788542 0.740403 0.581 0.873 1.000	$ $ $ $ $ $ $ $ $ $	1.272301 0.955877 0.598918 1.121797 0.921024 0.843017 0.788542 0.740403 0.581 0.873	301,380.768 445,827.899 116.575.877 207,691.644 131,113.958 155,540.780 351,969.314 335,094.522 167,372 28,739

Transamerica Multi-Managed Balanced VP – Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.000000		$1.136452	561,126.674

60

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.834271 0.548051 1.049489 0.880626 0.817392 0.793346 0.759480 0.531 0.919 1.000	$ $ $ $ $ $ $ $ $ $	0983391 0.834271 0.548051 1.049489 0.880626 0.817392 0.793346 0.759480 0.531 0.919	0.000 0.000 0.000 0.000 0.000 31,675.168 80,852.102 164,566.234 32,675 1,000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.917446 0.694637 1.217380 1.087065 1.107301 0.997825 0.876476 0.655 0.918 1.000	$ $ $ $ $ $ $ $ $ $	1.046907 0.917446 0.694637 1.217380 1.087065 1.107301 0.997825 0.876476 0.655 0.918	11,735.918 17,560.864 118,632.448 153,193.721 249,662.030 324,065.707 377,872.418 292,951.615 95,318 20,943

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.883020 0.647909 1.083110 0.959075 0.971038 0.850602 0.789806 0.644 0.937 1.000	$ $ $ $ $ $ $ $ $ $	0.964047 0.883020 0.647909 1.083110 0.959075 0.971038 0.850602 0.789806 0.644 0.937	21,487.769 33,897.077 45,275.710 68,095.521 68,692.814 158,414.895 18,256.315 57,870.598 118,509 41,541

Columbia Variable Portfolio – Small Company Growth Fund – Class 1(6) Subaccount Inception Date March 31, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.089830 0.872507 1.483337 1.315267 1.177162 1.152953 1.040451 0.726000 0.965000 1.000000	$ $ $ $ $ $ $ $ $ $	1.390769 1.089830 0.872507 1.483337 1.315267 1.177162 1.152953 1.040451 0.726000 0.965000	978,756.721 1,325,566.365 1,413,099.369 1,135,288.563 950,455.376 1,011,972.692 853,497.860 645,130.767 481,351.000 19,321.000

Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009997 1.000000	$ $	1.126769 1.009997	102,903.937 300,988.479

Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date March 31, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.889722 0.717964 1.104381 1.120380 1.075796 1.112038 1.009053 0.683 1.037 1.000	$ $ $ $ $ $ $ $ $ $	1.012292 0.889722 0.717964 1.104381 1.120380 1.075796 1.112038 1.009053 0.683 1.037	436,071.679 502,935.938 703,587.572 858,616.047 779,223.823 751,126.357 701,797.630 675,552.056 493,136 150,851

61

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA - VA Global Bond Portfolio Subaccount Inception Date January 18,1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.387529 1.331750 1.282597 1.224054 1.187062 1.174465 1.149659 1.125 1.029 1.000	$ $ $ $ $ $ $ $ $ $	1.455557 1.387529 1.331750 1.282597 1.224054 1.187062 1.174465 1.149659 1.125 1.029	24,875,346.773 23,486,450.355 22,503,141.503 26,949,369.011 23,559,803.482 21,066,500.669 15,922,163.147 9,384,152.959 5,193,758 1,312,326

DFA - VA International Small Portfolio Subaccount Inception Date October 6, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.268629 1.631700 2.873746 2.712059 2.185709 1.805267 1.408442 0.899 0.875 1.000	$ $ $ $ $ $ $ $ $ $	2.814412 2.268629 1.631700 2.873746 2.712059 2.185709 1.805267 1.408442 0.899 0.875	7,657,478.997 7,884,027.551 8,798,042.523 8,619,751.111 8,935,169.349 9,183,697.611 8,468,912.058 5,030,462.442 3,423,422 823,686

DFA - VA International Value Portfolio Subaccount Inception Date October 3, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.946565 1.419639 2.635388 2.393895 1.790869 1.547241 1.228331 0.823 0.906 1.000	$ $ $ $ $ $ $ $ $ $	2.138671 1.946565 1.419639 2.635388 2.393895 1.790869 1.547241 1.228331 0.823 0.906	13,541,525.754 13,704,731.296 15,355,376.013 14,508,225.962 14,730,747.916 15,011,306.402 13,113,305.351 9,099,983.262 6,090,296 1,319,039

DFA - VA U.S. Large Value Portfolio Subaccount Inception Date January 18,1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.123378 0.869790 1.455961 1.509153 1.267152 1.162208 0.995999 0.745 0.941 1.000	$ $ $ $ $ $ $ $ $ $	1.347022 1.123378 0.869790 1.455961 1.509153 1.267152 1.162208 0.995999 0.745 0.941	26,005,012.657 29,067,610.832 31,839,691.023 31,982,901.137 30,769,461.239 28,072,051.518 23,621,839.297 15,889,251.813 9,760,461 2,209,620

DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.231551 1.216255 1.177000 1.128000 1.084541 1.067822 1.065931 1.058 1.026 1.000	$ $ $ $ $ $ $ $ $ $	1.237827 1.231551 1.216255 1.177000 1.128000 1.084541 1.067822 1.065931 1.058 1.026	24,000,407.447 22,635,692.794 22,270,173.005 24,263,588.606 20,761,155.376 19,389,443.774 15,560,121.201 10,159,183.732 5,860,311 1,689,342

VA U.S. Targeted Value Portfolio Subaccount Inception Date October 6, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.604067 1.274451 2.033141 2.377255 1.977030 1.877030 1.533537 0.928 1.046 1.000	$ $ $ $ $ $ $ $ $ $	2.058024 1.604067 1.274451 2.033141 2.377255 1.977030 1.877030 1.533537 0.928 1.046	14,276,786.224 16,390,412.522 16,949,714.075 16,266,491.543 15,741,507.942 15,558,939.518 12,784,226.454 9,157,566.110 7,112,893 1,283,377

62

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.863423 0.650943 1.001055 0.936879 0.865002 0.841950 0.799523 0.640 0.908 1.000	$ $ $ $ $ $ $ $ $ $	0.983110 0.863423 0.650943 1.001055 0.936879 0.865002 0.841950 0.799523 0.640 0.908	174,839.439 181,040.850 252,398.443 276,189.135 327,848.713 350,911.590 382,814.029 169,891.975 22,113 1,000

Dreyfus - VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.068504 0.879428 1.258881 1.185254 1.026056 0.991372 0.951686 0.792 0.959 1.000	$ $ $ $ $ $ $ $ $ $	1.221916 1.068504 0.879428 1.258881 1.185254 1.026056 0.991372 0.951686 0.792 0.959	29,894.382 127,845.755 147,222.432 169,206.815 252,375.891 322,903.049 434,587.218 666,054.068 379,826 98,828

Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$1.000000		$1.085037	227,227.900

Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.144745 0.897758 1.134336 1.096899 0.954206 0.903168 0.826580 0.689 0.912 1.000	$ $ $ $ $ $ $ $ $ $	1.275437 1.144745 0.897758 1.134336 1.096899 0.954206 0.903168 0.826580 0.689 0.912	639,347.870 337,485.926 68,251.149 65,111.248 92,807.342 85,042.887 29,405.922 88,578.104 64,907 80,523

Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.410936 1.349125 1.301550 1.231956 1.190079 1.173397 1.139328 1.120 1.033 1.000	$ $ $ $ $ $ $ $ $ $	1.474991 1.410936 1.349125 1.301550 1.231956 1.190079 1.173397 1.139328 1.120 1.033	2,059,366.210 2,077,844.056 2,437,220.824 2,514,989.417 2,399,960.916 2,423,994.740 1,851,148.927 1,734,568.805 1,896,903 732,600

Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.721884 1.133277 1.540537 1.498456 1.360432 1.333153 1.214176 0.999 0.992 1.000	$ $ $ $ $ $ $ $ $ $	1.963739 1.721884 1.133277 1.540537 1.498456 1.360432 1.333153 1.214176 0.999 0.992	1,475,462.363 1,712,471.304 2,055,497.911 2,697,939.881 2,597,521.938 2,735,412.842 3,690,140.363 3,794,609.112 1,585,753 279,514

63

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.149905 1.151614 1.129819 1.085019 1.044001 1.022638 1.020480 1.020 1.012 1.000	$ $ $ $ $ $ $ $ $ $	1.143039 1.149905 1.151614 1.129819 1.085019 1.044001 1.022638 1.020480 1.020 1.012	5,840,535.529 5,270,898.436 13,143,016.049 6,848,408.764 4,945,100.695 4,639,408.822 3,867,753.698 3,892,259.552 8,205,653 4,627,192

Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.933714 0.692148 1.211275 1.036286 1.000	$ $ $ $ $	1.087948 0.933714 0.692148 1.211275 1.036286	3,628,858.553 5,171,086.451 4,355,368.724 2,580,137.249 665,319.393

Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.552256 1.114712 1.851845 1.611228 1.438221 1.222968 1.000	$ $ $ $ $ $ $	1.987927 1.552256 1.114712 1.851845 1.611228 1.438221 1.222968	529,297.307 505,821.937 622,436.421 669130.213 747,022.702 501,964.739 89,625.850

Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.061921 0.677907 1.396422 1.328766 1.149027 1.125929 1.000	$ $ $ $ $ $ $	1.336744 1.061921 0.677907 1.396422 1.328766 1.149027 1.125929	420,538.901 756,078.055 170,243.292 184,672.851 199,915.126 164,806.654 110,156.286

NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.777355 1.722282 4.111621 2.882324 2.154623 1.648088 1.384188 0.872 0.971 1.000	$ $ $ $ $ $ $ $ $ $	3.206414 2.777355 1.722282 4.111621 2.882324 2.154623 1.648088 1.384188 0.872 0.971	1,311,261.298 1,386,954.908 1,357,678.640 1,063,783.168 1,336,122.310 1,066,742.833 783,476.002 534,117.748 421,990 49,029

Columbia Variable Portfolio – Mid Cap Growth Fund – Class 2 Shares(7) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.955222 0.647333 1.254527 1.085675 1.032250 0.925493 0.859676 0.637 0.959 1.000	$ $ $ $ $ $ $ $ $ $	1.215990 0.955222 0.647333 1.254527 1.085675 1.032250 0.925493 0.859676 0.637 0.959	23,271.313 24,916.455 27,049.226 42,640.852 42,887.590 79,132.589 71,488.351 51,422.118 43,840 19,800

Seligman Communications and Information – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.473370 0.929976 1.470529 1.285166 1.059610 0.991361 0.899621 0.628 0.991 1.000	$ $ $ $ $ $ $ $ $ $	1.681205 1.473370 0.929976 1.470529 1.285166 1.059610 0.991361 0.899621 0.628 0.991	17,304.764 20,526.255 29,118.308 36,365.724 39,638.944 50,303.562 85,712.103 69,644.954 24,926 26,548

64

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.181560 0.733137 1.237175 1.079598 0.922763 0.859954 0.833190 0.616 0.909 1.000	$ $ $ $ $ $ $ $ $ $	1.351632 1.181560 0.733137 1.237175 1.079598 0.922763 0.859954 0.833190 0.616 0.909	0.000 3,261.653 8,140.059 18,726.283 44,931.786 51,527.536 82,141.928 55,582.035 20,939 12,997

Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.135967 0.903781 1.441734 1.376361 1.196627 1.148713 1.042940 0.817 1.000	$ $ $ $ $ $ $ $ $	1.297588 1.135967 0.903781 1.441734 1.376361 1.196627 1.148713 1.042940 0.817	18,733,874.308 21,923,618.852 20,154,916.538 18,542,352.157 15,564,397.558 13,879,232.891 13,328,664.848 8,121,760.396 3,734,097

Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.386234 0.993457 1.717725 1.628114 1.439836 1.270854 1.062613 0.797 1.000	$ $ $ $ $ $ $ $ $	1.727550 1.386234 0.993457 1.717725 1.628114 1.439836 1.270854 1.062613 0.797	2,488,162.306 2,560,649.505 3,243,827.080 3,169,088.568 3,15,649.428 2,953,824.921 1,919,259.914 1,166,225.739 409,519

Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.627394 1.267706 2.032337 2.451572 1.827797 1.644141 1.267349 0.941 1.000	$ $ $ $ $ $ $ $ $	2.074701 1.627394 1.267706 2.032337 2.451572 1.827797 1.644141 1.267349 0.941	4,392,861.393 4,829,248.401 4,182,929.013 4,166,086.334 4,868,947.434 4,672,816.793 4,242,532.165 3,222,018.073 1,619,996

Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.840283 0.592033 1.081274 1.000000	$ $ $ $	0.966612 0.840283 0.592033 1.081274	3,530,789.111 3,413,800.705 2,104,554.137 441,216.217

Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.325234 1.170907 1.220091 1.157676 1.110001 1.092107 1.076457 1.046 1.000	$ $ $ $ $ $ $ $ $	1.386082 1.325234 1.170907 1.220091 1.157676 1.110001 1.092107 1.076457 1.046	10,790,395.891 10,166,278.686 10,528,972.117 10,219,726.445 9,232,343.425 8,038,430.648 5,604,990.353 3,653,958.373 1,239,776

Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.406288 1.335405 1.276682 1.200526 1.157846 1.137478 1.098159 1.062 1.000	$ $ $ $ $ $ $ $ $	1.488777 1.406288 1.335405 1.276682 1.200526 1.157846 1.137478 1.098159 1.062	11,559,049.282 12,446,949.284 8,465,821.066 8,068,817.301 6,872,470.880 5,230,831.039 3,432,334.135 2,032,328.432 753,412

65

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Wanger International Subaccount Inception Date September 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.145937 1.441307 2.665470 2.305467 1.690910 1.399715 1.080928 0.730 0.853 1.000	$ $ $ $ $ $ $ $ $ $	2.664692 2.145937 1.441307 2.665470 2.305467 1.690910 1.399715 1.080928 0.730 0.853	742,290.794 694,999.210 721,114.812 1,018,126.456 1,285,950.183 1,200,334.402 944,530.961 631,039.327 397,408 91,651

Wanger USA Subaccount Inception Date September 20, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.478084 1.045473 1.743814 1.664632 1.552374 1.403700 1.193356 0.838 1.014 1.000	$ $ $ $ $ $ $ $ $ $	1.812379 1.478084 1.045473 1.743814 1.664632 1.552374 1.403700 1.193356 0.838 1.014	1,423,742.703 1,746,009.407 1,834,926.590 2,166,217.193 2,622,777.565 2,390,531.848 1,991,761.308 1,706,191.113 1,270,439 387,646

WFAVT Small Cap Value Fund Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.371224 0.861195 1.562428 1.582877 1.376012 1.188178 1.023686 0.744 0.974 1.000	$ $ $ $ $ $ $ $ $ $	1.598194 1.371224 0.861195 1.562428 1.582877 1.376012 1.188178 1.023686 0.744 0.974	115,114.171 280,340.706 186,064.025 202,117.306 529,958.444 676,733.660 664,566.240 854,092.940 867,367 167,722

66

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.955229 0.824415 1.000000	$ $ $	1.054136 0.955229 0.824415	0.000 0.000 0.000

Transamerica Index 75VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.894355 0.727837 1.000000	$ $ $	1.005428 0.894355 0.727837	0.000 0.000 0.000

Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.404243 1.128664 1.441314 1.363670 1.254054 1.199995 1.100876 0.901 1.000	$ $ $ $ $ $ $ $ $	1.519782 1.404243 1.128664 1.441314 1.363670 1.254054 1.199995 1.100876 0.901	0.000 0.000 0.000 145,682.511 145,682.511 145,682.511 145,683 161,869.457 161,969

Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.265933 0.981488 1.636511 1.528654 1.330735 1.193301 1.051863 0.809 1.000	$ $ $ $ $ $ $ $ $	1.445802 1.265933 0.981488 1.636511 1.528654 1.330735 1.193301 1.051863 0.809	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 100

Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.403899 1.117881 1.519777 1.416973 1.279315 1.198397 1.082823 0.873 1.000	$ $ $ $ $ $ $ $ $	1.539558 1.403899 1.117881 1.519777 1.416973 1.279315 1.198397 1.082823 0.873	139,283.709 11,064.385 11,064.385 11,064.385 11,064.385 11,071.539 11,,072 0.000 100

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.353792 1.063210 1.591599 1.485941 1.313821 1.23103 1.066490 0.844 1.000	$ $ $ $ $ $ $ $ $	1.516244 1.353792 1.063210 1.591599 1.485941 1.313821 1.23103 1.066490 0.844	21,872.987 7,784.263 7,784.263 7,784.263 1,253,257.564 1,289,440.122 1,312,266 1,026,859.772 100

Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003266 0.984672	$ $	1.100893 1.003266	12,921.479 5,502.928

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	26.260490 19.810808 34.605654 37.335227 26.412035 23.426754 17.747415 13.160 12.785 11.558 8.998 10.000	$ $ $ $ $ $ $ $ $ $ $ $	30.178545 26.260490 19.810808 34.605654 37.335227 26.412035 23.426754 17.747415 13.160 12.785 11.558 8.998	20,906.184 24,207.054 28,176.804 48,929.187 71,414.071 81,719.962 111,270 171,570 172,881 181,945 114,722 54,834

67

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica JP Morgan Enhanced Index VP – Initial Class Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $ $ $ $	12.310946 9.561646 15.361466 14.790720 12.909972 12.559244 11.386439 8.888 11.863 13.566 15.328 13.057 10.002 10.00	$ $ $ $ $ $ $ $ $ $ $ $ $ $	14.087667 12.310946 9.561646 15.361466 14.790720 12.909972 12.559244 11.386439 8.888 11.863 13.566 15.328 13.057 10.002	149,822.673 217,711.306 239,326.218 295,275.233 347,294.095 442,623.782 420,976 665,507 497,933 605,185 641,465 434,242 272,747 34,587

Transamerica Morgan Stanley Capital Growth VP – Initial Class(1) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.042704 0.820479 1.297769 1.292862 1.097576 1.061410 0.978856 0.729 0.975 1.000	$ $ $ $ $ $ $ $ $ $	1.320204 1.042704 0.820479 1.297769 1.292862 1.097576 1.061410 0.978856 0.729 0.975	5,517.439 5,517.439 5,517.439 5,517.439 5,517.439 5,517.439 12,446 92,510.213 6,517 6,517

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.417019 1.074920 1.671990 1.541803 1.260924 1.124436 0.989796 0.795 1.000	$ $ $ $ $ $ $ $ $	1.555644 1.417019 1.074920 1.671990 1.541803 1.260924 1.124436 0.989796 0.795	52,111.364 64,510.777 100,479.675 90,124.072 123,725.155 129,637.320 158,465 64,880.955 19,305

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.451583 1.259128 1.303739 1.204464 1.163292 1.144186 1.102095 1.057 1.000	$ $ $ $ $ $ $ $ $	1.544963 1.451583 1.259128 1.303739 1.204464 1.163292 1.144186 1.102095 1.057	1,873,033.906 1,305,619.511 1,450,657.124 1,781,631.119 1,782,437.953 653,795.094 355,941 465,901.044 313,392

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.906691 0.657941 1.038825 0.953944 1.000000	$ $ $ $ $	1.210953 0.906691 0.657941 1.038825 0.953944	15,504.336 0.000 16,458.355 0.000 0.000

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.218564 1.038061 1.000000	$ $ $	1.364144 1.218564 1.038061	0.000 0.000 0.000

Transamerica WMC Diversified Equity VP – Initial Class(3) Subaccount Inception Date July 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.324938 1.039225 1.857028 1.621898 1.374199 1.286979 8.828406 7.209 9.809 12.797 15.620 10.000	$ $ $ $ $ $ $ $ $ $ $ $	1.538144 1.324938 1.039225 1.857028 1.621898 1.374199 1.286979 8.828406 7.209 9.809 12.797 15.620	42,367.340 44,197.096 93,213.260 165,777.304 283,549.045 309,543.800 346,499 66,025.152 115,687 161,472 260,965 155,589

68

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.105313 0.861097 1.605203 1.389423 1.286344 1.110971 7.406285 5.522 8.473 10.207 14.961 10.000	$ $ $ $ $ $ $ $ $ $ $ $	1.293771 1.105313 0.861097 1.605203 1.389423 1.286344 1.110971 7.406285 5.522 8.473 10.207 14.961	1,402,839.584 1,656,571.830 1,853,266.977 2,170,738.483 2,914,463.375 1,542,179.343 1,379,374 308,368.183 291,327 237,429 293,373 64,889

Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(4) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.730002 1.272284 2.167018 1.772079 1.696982 1.469491 1.268203 0.973 1.143 1.000	$ $ $ $ $ $ $ $ $ $	2.331781 1.730002 1.272284 2.167018 1.772079 1.696982 1.469491 1.268203 0.973 1.143	22,907.733 43,968.275 53,635.175 64,387.682 68,094.726 67,450.036 69,339 49,123.604 45,054 1,000

Transamerica Systematic Small/Mid Cap Value VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	29.588484 20.794733 35.394843 28.560397 24.349604 21.580876 18.669705 9.847 16.372 12.796 11.600 9.024	$ $ $ $ $ $ $ $ $ $ $ $	38.338220 29.588484 20.794733 35.394843 28.560397 24.349604 21.580876 18.669705 9.847 16.372 12.796 11.600	24,065.977 25,723.005 25,943.601 33,728.305 35,228.546 47,453.857 61,703 86,713 155,233 699,984 274,892 201,964

Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	13.097510 10.472084 17.231985 15.003550 12.226714 10.814525 9.380292 7.109 8.618 11.258 13.862 10.541	$ $ $ $ $ $ $ $ $ $ $ $	14.116252 13.097510 10.472084 17.231985 15.003550 12.226714 10.814525 9.380292 7.109 8.618 11.258 13.862	53,283.321 67,742.173 80,851.597 102,172.071 131,385.426 180,498.351 202,778 245,313 460,527 607,891 483,666 366,344

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.951836 0.596675 1.118155 0.918490 0.841117 0.787151 0.739462 0.581 0.873 1.000	$ $ $ $ $ $ $ $ $ $	1.266292 0.951836 0.596675 1.118155 0.918490 0.841117 0.787151 0.739462 0.581 0.873	103,493.698 42,656.003 27,350.563 28,091.044 28,619.591 28,658.394 28,255 26,700.574 41,547 25,642

Transamerica Multi-Managed Balanced VP – Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.000000		$1.136065	676,523.414

69

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.830715 0.545979 1.046062 0.878196 0.815530 0.791931 0.758513 0.531 0.918 1.000	$ $ $ $ $ $ $ $ $ $	0.978718 0.830715 0.545979 1.046062 0.878196 0.815530 0.791931 0.758513 0.531 0.918	14,129.674 14,129.674 14,129.674 14,129.674 14,126.907 14,129.674 14,130 14,129.674 15,130 1,000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.913545 0.692029 1.213422 1.084070 1.104812 0.996080 0.875372 0.654 0.918 1.000	$ $ $ $ $ $ $ $ $ $	1.041936 0.913545 0.692029 1.213422 1.084070 1.104812 0.996080 0.875372 0.654 0.918	26,856.883 26,854.883 26,854.883 29,369.838 32,061.679 32,268.688 39,938 0.000 1,000 1,000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.879253 0.645470 1.079581 0.956428 0.968833 0.849087 0.788790 0.644 0.937 1.000	$ $ $ $ $ $ $ $ $ $	0.959464 0.879253 0.645470 1.079581 0.956428 0.968833 0.849087 0.788790 0.644 0.937	0.000 0.000 21,691.484 21,691.484 50,029.029 27,404.530 19,619 11,464 55,749 18,708

Columbia Variable Portfolio – Small Company Growth Fund – Class 1(6) Subaccount Inception Date March 31, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $ $ $ $	13.220026 10.589068 18.011397 15.978616 14.307909 14.020673 12.658764 8.840000 11.752000 13.147000 13.988000 9.507000 11.571000 10.000000	$ $ $ $ $ $ $ $ $ $ $ $ $ $	16.862017 13.220026 10.589068 18.011397 15.978616 14.307909 14.020673 12.658764 8.840000 11.752000 13.147000 13.988000 9.507000 11.571000	26,723.127 31,109.908 61,348.639 64,808.103 55,618.011 55,465.068 47,446 57,066 48,960 60,992 49,289 12,554 11,989 7,407

Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009970 1.000000	$ $	1.126178 1.009970	369,810.126 463,330.415

Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date March 31, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	12.404307 10.014713 15.412515 15.643654 15.028516 15.542412 14.110015 9.560000 14.512000 17.391000 21.375000 12.724000	$ $ $ $ $ $ $ $ $ $ $ $	14.106181 12.404307 10.014713 15.412515 15.643654 15.028516 15.542412 14.110015 9.560000 14.512000 17.391000 21.375000	23,516.986 27,129.435 32,320.204 54,858.831 71,095.390 72,471.464 92,015 110,338 131,281 206,863 558,195 275,865

70

	Year	0.65%
Subaccount		Beginning AUV		Ending AUV		# Units
DFA - VA Global Bond Portfolio Subaccount Inception Date January 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	21.743066 20.879320 20.118789 19.210246 18.638944 18.450519 18.069956 17.693000 16.196000 15.386000 14.565000 14.091000	$ $ $ $ $ $ $ $ $ $ $ $	22.797580 21.743066 20.879320 20.118789 19.210246 18.638944 18.450519 18.069956 17.693000 16.196000 15.386000 14.565000	406,205.628 404,336.203 414,825.156 605,760.590 621,766.141 720,214.342 753,666 809,316 763,636 818,120 683,605 518,872

DFA - VA International Small Portfolio Subaccount Inception Date October 6, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	20.707949 14.901527 26.257613 24.792666 19.990937 16.519544 12.894695 8.235000 8.019000 9.078000 9.484000 8.054000	$ $ $ $ $ $ $ $ $ $ $ $	25.677053 20.707949 14.901527 26.257613 24.792666 19.990937 16.519544 12.894695 8.235000 8.019000 9.078000 9.484000	228,417.357 258,354.452 337,816.457 347,460.775 416,369.391 555,959.410 730,401 767,292 884,737 890,072 790,399 784,305

DFA - VA International Value Portfolio Subaccount Inception Date October 3, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	25.728187 18.773108 34.867415 31.688212 23.717646 20.501250 16.283703 10.910000 12.026000 14.387000 14.660000 12.092000	$ $ $ $ $ $ $ $ $ $ $ $	28.253229 25.728187 18.773108 34.867415 31.688212 23.717646 20.501250 16.283703 10.910000 12.026000 14.387000 14.660000	280,416.820 297,436.457 358,857.688 403,322.040 494,259.341 655,502.862 864,883 980,021 1,175,767 1,213,708 1,049,264 1,072,798

DFA - VA U.S. Large Value Portfolio Subaccount Inception Date January 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	26.544094 20.562453 34.437028 35.713089 30.001098 27.530251 23.604732 17.667000 22.329000 22.545000 20.831000 20.013000	$ $ $ $ $ $ $ $ $ $ $ $	31.812823 26.544094 20.562453 34.437028 35.713089 30.001098 27.530251 23.604732 17.667000 22.329000 22.545000 20.831000	317,074.585 376,576.661 466,510.635 501,868.069 569,646.587 690,914.775 856,713 897,346 1,031,009 1,103,685 949,034 942,056

71

	Year	0.65%
Subaccount		Beginning AUV		Ending AUV		# Units
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	15.985114 15.794483 15.292447 14.662905 14.105109 13.894007 13.876360 13.774000 13.372000 12.757000 12.039000 11.620000	$ $ $ $ $ $ $ $ $ $ $ $	16.058179 15.985114 15.794483 15.292447 14.662905 14.105109 13.894007 13.876360 13.774000 13.372000 12.757000 12.039000	586,737.960 582,909.705 514,859.239 823,505.195 787,749.211 899,407.208 960,799 1,160,101 1,121,756 1,109,254 990,473 1,002,680

DFA - VA U.S. Targeted Value Portfolio Subaccount Inception Date October 6, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	32.520962 25.851235 41.261403 48.268976 40.162336 38.149891 31.184051 18.888000 21.294000 17.299000 15.832000 14.506000	$ $ $ $ $ $ $ $ $ $ $ $	41.703705 32.520962 25.851235 41.261403 48.268976 40.162336 38.149891 31.184051 18.888000 21.294000 17.299000 15.832000	178,367.713 208,948.359 262,539.166 295,607.924 331,092.435 423,368.472 618,201 717,600 824,097 822,245 772,512 764,208

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.859762 0.648492 0.997788 0.934286 0.863032 0.840456 0.798516 0.639000 0.908000 1.000000	$ $ $ $ $ $ $ $ $ $	0.978466 0.859762 0.648492 0.997788 0.934286 0.863032 0.840456 0.798516 0.639000 0.908000	31,529.635 41,774.027 55,589.549 63,967.529 64,567.698 64,567.698 64,568 64,567.698 65,568 1,000

Dreyfus - VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.063979 0.876128 1.254784 1.181988 1.023726 0.989615 0.950483 0.792 0.959 1.000	$ $ $ $ $ $ $ $ $ $	1.216156 1.063979 0.876128 1.254784 1.181988 1.023726 0.989615 0.950483 0.792 0.959	0.000 0.000 19,477.279 61,768.178 61,768.178 63,024.386 61,903 100,639.495 66,399 17,128

Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$1.000000		$1.084604	777,638.829

72

	Year	0.65%
Subaccount		Beginning AUV		Ending AUV		# Units
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	17.411869 13.661861 17.270655 16.708979 14.542572 13.771444 12.609999 10.518000 13.920000 16.239000 18.110000 17.924000	$ $ $ $ $ $ $ $ $ $ $ $	19.389953 17.411869 13.661861 17.270655 16.708979 14.542572 13.771444 12.609999 10.518000 13.920000 16.239000 18.110000	14,297.560 15,333.738 17,749.033 15,451.070 19,085.480 37,509.341 43,038 44,170 54,971 83,341 105,603 97,673

Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	19.884787 19.023115 18.361462 17.388494 16.805776 16.578556 16.105222 15.835000 14.616000 13.745000 12.466000 12.623000	$ $ $ $ $ $ $ $ $ $ $ $	20.777219 19.884787 19.023115 18.361462 17.388494 16.805776 16.578556 16.105222 15.835000 14.616000 13.745000 12.466000	74,525.993 116,210.160 141,396.224 193,115.879 201,515.600 256,300.708 297,704 387,836 559,822 695,682 590,014 547,797

Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	21.514199 14.166879 19.267604 18.750641 17.031897 16.698744 15.215940 12.531000 12.440000 12.350000 13.663000 13.442000	$ $ $ $ $ $ $ $ $ $ $ $	24.523836 21.514199 14.166879 19.267604 18.750641 17.031897 16.698744 15.215940 12.531000 12.440000 12.350000 13.663000	82,882.603 113,247.123 119,419.551 149,449.284 214,350.649 254,389.168 303,789 351,231 359,156 468,114 528,372 589,780

Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	15.129344 15.159159 14.879709 14.296822 13.763074 13.487982 13.466238 13.462000 13.366000 12.962000 12.304000 11.835000	$ $ $ $ $ $ $ $ $ $ $ $	15.031798 15.129344 15.159159 14.879709 14.296822 13.763074 13.487982 13.466238 13.462000 13.366000 12.962000 12.304000	151,015.399 158,034.893 237,697.406 184,412.287 185,440.362 214,989.127 262,560 376,674 785,053 1,321,240 1,296,989 952,527

Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.932014 0.691234 1.210280 1.035939 1.000000	$ $ $ $ $	1.085432 0.932014 0.691234 1.210280 1.035939	141,700.401 142,489.299 263,384.615 0.000 0.000

Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.547891 1.112132 1.848487 1.609103 1.437037 1.222571 1.000	$ $ $ $ $ $ $	1.981342 1.547891 1.112132 1.848487 1.609103 1.437037 1.222571	30,067.510 34,332.213 36,699.708 42,655.794 65,452.479 44,455.332 49,131

73

	Year	0.65%
Subaccount		Beginning AUV		Ending AUV		# Units
Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.058944 0.676343 1.393896 1.327020 1.148082 1.125557 1.000	$ $ $ $ $ $ $	1.332318 1.058944 0.676343 1.393896 1.327020 1.148082 1.125557	141,082.206 128,862.202 25,141.673 25,141.673 25,141.673 25,141.673 25,142

NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	19.920664 12.359231 29.520112 20.704447 15.484852 11.850324 9.957720 6.276000 6.994000 7.566000 10.658000 6.508000	$ $ $ $ $ $ $ $ $ $ $ $	22.986636 19.920664 12.359231 29.520112 20.704447 15.484852 11.850324 9.957720 6.276000 6.994000 7.566000 10.658000	40,440.949 45,851.456 69,412.895 85,052.843 109,321.500 150,138.318 203,184 207,243 336,438 322,089 311,907 227,382

Columbia Variable Portfolio – Mid Cap Growth Fund – Class 2 Shares(7) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.951165 0.644907 1.250436 1.082679 1.029913 0.923862 0.858577 0.637000 0.958000 1.000000	$ $ $ $ $ $ $ $ $ $	1.210233 0.951165 0.644907 1.250436 1.082679 1.029913 0.923862 0.858577 0.637000 0.958000	57,966.768 67,910.980 72,526.490 75,684.389 76,128.158 76,751.489 76,394 19,266.647 31,700 22,563

Seligman Communications and Information – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.467086 0.926477 1.465735 1.281615 1.057207 0.989604 0.898480 0.628000 0.991000 1.000000	$ $ $ $ $ $ $ $ $ $	1.673196 1.467086 0.926477 1.465735 1.281615 1.057207 0.989604 0.898480 0.628000 0.991000	37,099.847 41,880.725 42,338.091 45,199.559 54,909.813 55,145.639 58,592 7,391.562 8,765 6,018

Columbia Variable Portfolio – Seligman Global Technology Fund – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.176538 0.730378 1.233138 1.076606 0.920674 0.858432 0.832124 0.616 0.908 1.000	$ $ $ $ $ $ $ $ $ $	1.345218 1.176538 0.730378 1.233138 1.076606 0.920674 0.858432 0.832124 0.616 0.908	20,540.646 25,048.001 31,121.356 34,780.964 35,043.013 35,266.651 34,833 34,771.816 31,702 1,000

Vanguard – Equity Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.131654 0.900797 1.437694 1.373192 1.194465 1.147196 1.042081 0.816000 1.000000	$ $ $ $ $ $ $ $ $	1.292033 1.131654 0.900797 1.437694 1.373192 1.194465 1.147196 1.042081 0.816000	823,362.337 851,407.662 1,147,458.135 1,141,591.533 1,142,943.169 1,451,022.563 1,227,352 863,820.761 332,603

74

	Year	0.65%
Subaccount		Beginning AUV		Ending AUV		# Units
Vanguard – Mid-Cap Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.380944 0.990167 1.712888 1.624344 1.437207 1.269154 1.061727 0.797000 1.000000	$ $ $ $ $ $ $ $ $	1.720098 1.380944 0.990167 1.712888 1.624344 1.437207 1.269154 1.061727 0.797000	88,568.493 98,781.883 94,739.209 231,954.469 191,536.049 189,212.254 213,788 168,033.293 26,738

Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.621212 1.263518 2.026627 2.445905 1.824468 1.641967 1.266290 0.941000 1.000000	$ $ $ $ $ $ $ $ $	2.065794 1.621212 1.263518 2.026627 2.445905 1.824468 1.641967 1.266290 0.941000	284,623.925 300,120.856 320,605.392 238,811.900 324,811.039 370,184.894 812,377 240,889.768 132,235

Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.839168 0.591535 1.080912 1.000000	$ $ $ $	0.964834 0.839168 0.591535 1.080912	203,905.580 195,890.327 111,859.625 0.000

Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.320221 1.167051 1.216702 1.155054 1.108055 1.090718 1.075578 1.045000 1.000000	$ $ $ $ $ $ $ $ $	1.380145 1.320221 1.167051 1.216702 1.155054 1.108055 1.090718 1.075578 1.045000	508,309.401 542,800.426 253,165.517 602,341.023 524,509.007 483,081.580 437,812 543,197.414 72,773

Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.400983 1.331021 1.273128 1.197784 1.155766 1.135982 1.097255 1.062000 1.000000	$ $ $ $ $ $ $ $ $	1.482418 1.400983 1.331021 1.273128 1.197784 1.155766 1.135982 1.097255 1.062000	147,514.720 169,928.443 203,276.302 479,035.302 542,142.246 539,317.948 480,132 187,818.265 141,059

Wanger International Subaccount Inception Date September 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $ $ $	51.199411 34.404821 63.658274 55.088165 40.423609 33.478705 25.866750 17.489 20.428 26.080 36.429 16.194 14.011	$ $ $ $ $ $ $ $ $ $ $ $ $	63.544865 51.199411 34.404821 63.658274 55.088165 40.423609 33.478705 25.866750 17.489 20.428 26.080 36.429 16.194	16,776.413 21,560.004 24,635.963 32,993.774 42,449.409 58,796.030 74,012 120,840 107,625 131,125 149,543 182,333 193,817

75

	Year	0.65%
Subaccount		Beginning AUV		Ending AUV		# Units
Wanger USA Subaccount Inception Date September 20, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $ $ $	35.613826 25.202687 42.057961 40.168299 37.477896 33.905369 28.839247 20.267 24.521 22.158 24.283 19.542 18.098	$ $ $ $ $ $ $ $ $ $ $ $ $	43.646843 35.613826 25.202687 42.057961 40.168299 37.477896 33.905369 28.839247 20.267 24.521 22.158 24.283 19.542	35,115.682 39,077.407 51,464.033 64,053.591 72,348.000 97,299.979 136,830 206,683 159,837 193,912 174,047 164,471 181,215

WFAVT Small Cap Value Fund Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $ $ $	15.323712 9.628819 17.477916 17.715411 15.407767 13.311104 11.474112 8.245 10.930 10.566 9.863 10.220 10.067	$ $ $ $ $ $ $ $ $ $ $ $ $	17.851312 15.323712 9.628819 17.477916 17.715411 15.407767 13.311104 11.474112 8.245 10.930 10.566 9.863 10.220	19,152.239 25,402.117 35,079.886 50,620.956 52,917.198 55,825.527 61,828 65,649 101,342 113,896 62,591 53,258 61,989

76

	Year	0.75%
Subaccount		Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.953656 0.823868 1.000000	$ $ $	1.051370 0.953656 0.823868	0.000 0.000 0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.892871 0.727352 1.000000	$ $ $	1.002759 0.892871 0.727352	0.000 0.000 0.000

Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.393560 1.121188 1.433189 1.357347 1.249478 1.196796 1.099033 0.901 1.000	$ $ $ $ $ $ $ $ $	1.506722 1.393560 1.121188 1.433189 1.357347 1.249478 1.196796 1.099033 0.901	422,096.808 1,385,763.475 525,046.818 822,690.587 391,141.716 318,647.301 130,336.081 0.000 100

Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.256320 0.975014 1.627352 1.521618 1.325911 1.190160 1.050140 0.809 1.000	$ $ $ $ $ $ $ $ $	1.433403 1.256320 0.975014 1.627352 1.521618 1.325911 1.190160 1.050140 0.809	44,345.047 83,005.760 154,980.656 100,775.107 44,908.422 41,740.306 94,903.793 33,689.754 100

Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.393209 1.110473 1.511226 1.410426 1.274668 1.195226 1.081041 0.872 1.000	$ $ $ $ $ $ $ $ $	1.526312 1.393209 1.110473 1.511226 1.410426 1.274668 1.195226 1.081041 0.872	219,607.778 241,365.842 261,085.936 606,955.242 782,404.195 42,067.960 42,067.960 0.000 100

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.343509 1.056183 1.582672 1.479067 1.309030 1.199903 1.064711 0.844 1.000	$ $ $ $ $ $ $ $ $	1.503233 1.343509 1.056183 1.582672 1.479067 1.309030 1.199903 1.064711 0.844	124,104.906 136,513.522 154,933.380 175,955.918 154,139.178 184,803.851 91,569.709 628.296 714

Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003146 0.984669	$ $	1.099686 1.003146	94,612.136 164,254.049

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.108768 1.592434 2.784456 3.007087 2.129400 1.890591 1.433686 1.064 1.035 1.000	$ $ $ $ $ $ $ $ $ $	2.420996 2.108768 1.592434 2.784456 3.007087 2.129400 1.890591 1.433686 1.064 1.035	153,659.540 205,991.121 213,980.280 303,956.885 243,430.059 183,372.557 249,353.599 141,437.415 894,511 274,282

Transamerica JP Morgan Enhanced Index VP – Initial Class Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.971153 0.755010 1.214189 1.170247 1.022456 0.995663 0.903588 0.706 0.943 1.000	$ $ $ $ $ $ $ $ $ $	1.110207 0.971153 0.755010 1.214189 1.170247 1.022456 0.995663 0.903588 0.706 0.943	145,796.124 221,208.333 376,754.552 450,354.749 329,649.305 239,167.447 356,013.180 1,367,507.815 629,623 394,524

77

	Year	0.75%
Subaccount		Beginning AUV		Subaccount		Year
Transamerica Morgan Stanley Capital Growth VP – Initial Class(1) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.033909 0.814366 1.289378 1.285789 1.092643 1.057672 0.976384 0.728 0.974 1.000	$ $ $ $ $ $ $ $ $ $	1.307783 1.033909 0.814366 1.289378 1.285789 1.092643 1.057672 0.976384 0.728 0.974	15,377.266 24,405.281 24,467.096 24,533.100 24,575.118 24,618.523 24,665.248 29,344.251 174,848 1,000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.406257 1.067815 1.662599 1.534669 1.256337 1.121460 0.988170 0.795 1.000	$ $ $ $ $ $ $ $ $	1.542291 1.406257 1.067815 1.662599 1.534669 1.256337 1.121460 0.988170 0.795	125,060.116 164,495.478 86,310.915 264,161.705 282,308.125 41,083.201 61,552.017 573,521.694 2,481,763

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.440582 1.250812 1.296409 1.198895 1.159058 1.141145 1.100269 1.057 1.000	$ $ $ $ $ $ $ $ $	1.532735 1.440582 1.250812 1.296409 1.198895 1.159058 1.141145 1.100269 1.057	2,972,647.552 3,300,558.231 2,461,946.651 2,136,858.946 1,339,704.667 948,781.784 469,691.245 438,083.214 185,509

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.903397 0.656205 1.037117 0.953327 1.000000	$ $ $ $ $	1.205352 0.903397 0.656205 1.037117 0.953327	457,877.760 352,166.472 100,967.961 34,944.244 31,334.614

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.217186 1.037918 1.000000	$ $ $	1.361255 1.217186 1.037918	0.000 0.000 0.000

Transamerica WMC Diversified Equity VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.315098 1.032537 1.846913 1.614679 1.369443 1.283805 1.181650 0.939 1.000	$ $ $ $ $ $ $ $ $	1.525218 1.315098 1.032537 1.846913 1.614679 1.369443 1.283805 1.181650 0.939	30,335.193 30,043.087 6,126.608 6,126.987 6,126.987 8,614.606 5,161.672 0.000 100

Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.095985 0.854679 1.594824 1.381826 1.280569 1.107079 0.963156 0.739 0.958 1.000	$ $ $ $ $ $ $ $ $ $	1.281584 1.095985 0.854679 1.594824 1.381826 1.280569 1.107079 0.963156 0.739 0.958	765,355.619 748,354.731 697,418.419 751,404.778 1,045,357.865 668,383.796 442,463.183 132,041.061 93,160 53,004

78

	Year	0.75%
Subaccount		Beginning AUV		Ending AUV		# Units
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(4) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.715387 1.262783 2.152988 1.762364 1.689349 1.464337 1.265019 0.971 1.142 1.000	$ $ $ $ $ $ $ $ $ $	2.309786 $1.715387 1.262783 2.152988 1.762364 1.689349 1.464337 1.265019 0.971 1.142	125,182.132 126,293.856 63,272.284 146,217.403 107,270.596 82,018.060 155,419.222 87,676.723 77,058 1,000

Transamerica Systematic Small/Mid Cap Value VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.843184 1.296675 2.209283 1.784469 1.522885 1.351056 1.169963 0.618 1.028 1.000	$ $ $ $ $ $ $ $ $ $	2.385877 1.843184 1.296675 2.209283 1.784469 1.522885 1.351056 1.169963 0.618 1.028	107,073.343 196,535.472 67,795.772 6,767.293 6,849.837 25,269.206 25,270.111 72,001.844 125,527 3,627,352

Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.389521 1.112090 1.831795 1.596493 1.302305 1.153030 1.001104 0.759 0.922 1.000	$ $ $ $ $ $ $ $ $ $	1.496114 1.389521 1.112090 1.831795 1.596493 1.302305 1.153030 1.001104 0.759 0.922	112,197.913 131,136.113 153,771.834 218,674.036 172,677.792 80,040.571 149,064.803 159,465.145 491,308 397,745

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.943775 0.592214 1.110891 0.913439 0.837324 0.784383 0.737599 0.580 0.873 1.000	$ $ $ $ $ $ $ $ $ $	1.254313 0.943775 0.592214 1.110891 0.913439 0.837324 0.784383 0.737599 0.580 0.873	346,764.687 464,706.225 20,254.345 152,129.663 49,829.856 78,862.301 63,389.867 72,917.580 114,090 24,085

Transamerica Multi-Managed Balanced VP – Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.000000		$1.135313	64,822.465

AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.823692 0.541901 1.039271 0.873362 0.811860 0.789151 0.756591 0.530 0.918 1.000	$ $ $ $ $ $ $ $ $ $	0.969481 0.823692 0.541901 1.039271 0.873362 0.811860 0.789151 0.756591 0.530 0.918	0.000 0.000 0.000 0.000 0.000 4,667.547 4,469.141 494,672.402 9,211 1,000

79

	Year	0.75%
Subaccount		Beginning AUV		Ending AUV		# Units
AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.905811 0.686852 1.205553 1.078118 1.099834 0.992572 0.873163 0.653 0.917 1.000	$ $ $ $ $ $ $ $ $ $	1.032093 0.905811 0.686852 1.205553 1.078118 1.099834 0.992572 0.873163 0.653 0.917	16,310.705 16,946.922 68,262.039 77,474.204 78,313.840 116,864.962 148,989.076 108,827.248 109,977 1,000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.871834 0.640654 1.072589 0.951182 0.964473 0.846104 0.786798 0.643 0.936 1.000	$ $ $ $ $ $ $ $ $ $	0.950421 0.871834 0.640654 1.072589 0.951182 0.964473 0.846104 0.786798 0.643 0.936	0.000 0.000 0.000 0.000 0.000 59,279.966 0.000 16,521.337 20,538 14,559

Columbia Variable Portfolio - Small Company Growth Fund – Class 1(6) Subaccount Inception Date March 31, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.076049 0.862762 1.468969 1.304487 1.169252 1.146916 1.036545 0.725 0.964 1.000	$ $ $ $ $ $ $ $ $ $	1.371134 1.076049 0.862762 1.468969 1.304487 1.169252 1.146916 1.036545 0.725 0.964	307,224.463 301,572.083 325,293.988 361,277.468 196,947.236 123,603.591 48,757.382 55,416.233 70,407 21,506

Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009911 1.000000	$ $	1.125004 1.009911	195,990.996 299,815.140

Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date March 31, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.878443 0.709927 1.093663 1.111172 1.068542 1.106177 1.005225 0.682 1.036 1.000	$ $ $ $ $ $ $ $ $ $	0.997982 0.878443 0.709927 1.093663 1.111172 1.068542 1.106177 1.005225 0.682 1.036	172,347.236 269,267.367 166,755.651 112,379.124 137,397.136 159,638.296 122,929.068 100,732.229 700,135 36,710

DFA - VA Global Bond Portfolio Subaccount Inception Date January 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.369980 1.316861 1.270151 1.213998 1.179060 1.168298 1.145334 1.123 1.029 1.000	$ $ $ $ $ $ $ $ $ $	1.434995 1.369980 1.316861 1.270151 1.213998 1.179060 1.168298 1.145334 1.123 1.029	3,106,354.429 3,295,688.125 3,395,004.580 4,528,191.634 3,255,592.709 2,474,387.359 1,019,243.257 1,057,068.273 825,655 484,612

DFA - VA International Small Portfolio Subaccount Inception Date October 6, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.239936 1.613469 2.845878 2.689786 2.170995 1.795784 1.403131 0.897 0.874 1.000	$ $ $ $ $ $ $ $ $ $	2.774685 2.239936 1.613469 2.845878 2.689786 2.170995 1.795784 1.403131 0.897 0.874	1,589,212.656 1,624,712.511 1,786,159.442 1,927,451.361 1,578,095.536 1,410,591.034 526,805.875 397,317.897 298,749 111,015

80

	Year	0.75%
Subaccount		Beginning AUV		Ending AUV		# Units
DFA - VA International Value Portfolio Subaccount Inception Date October 3, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.921919 1.403761 2.609832 2.374239 1.778797 1.539099 1.223687 0.821 0.906 1.000	$ $ $ $ $ $ $ $ $ $	2.108457 1.921919 1.403761 2.609832 2.374239 1.778797 1.539099 1.223687 0.821 0.906	2,375,000.785 2,676,175.771 2,991,639.307 2,950,016.520 2,457,066.647 2,111,302.874 1,324,915.181 1,018,620.501 849,763 395,967

DFA - VA U.S. Large Value Portfolio Subaccount Inception Date January 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.109158 0.860061 1.441822 1.496749 1.258606 1.156087 0.992228 0.743 0.940 1.000	$ $ $ $ $ $ $ $ $ $	1.327998 1.109158 0.860061 1.441822 1.496749 1.258606 1.156087 0.992228 0.743 0.940	5,235,684.521 5,835,679.865 6,481,822.264 6,356,491.840 5,292,496.499 4,122,414.256 2,738,097.837 1,975,692.826 1,456,894 874,090

DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.215846 1.202571 1.165498 1.118629 1.077128 1.062080 1.061815 1.055 1.025 1.000	$ $ $ $ $ $ $ $ $ $	1.220179 1.215846 1.202571 1.165498 1.118629 1.077128 1.062080 1.061815 1.055 1.025	4,652,629.202 4,379,838.288 4,369,461.200 4,747,373.593 3,122,824.176 2,545,735.191 1,751,843.893 1,046,833.978 1,027,233 150,702

DFA - VA U.S. Targeted Value Portfolio Subaccount Inception Date October 6, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.583751 1.260192 2.013419 2.357726 1.963698 1.867137 1.527732 0.926 1.045 1.000	$ $ $ $ $ $ $ $ $ $	2.028926 1.583751 1.260192 2.013419 2.357726 1.963698 1.867137 1.527732 0.926 1.045	2,327,998.704 2,625,017.932 2,732,911.590 3,077,617.135 2,815,838.096 2,417,755.350 1,209,931.783 914,254.787 492,826 142,446

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.852501 0.643655 0.991328 0.929166 0.859154 0.837514 0.796501 0.638 0.907 1.000	$ $ $ $ $ $ $ $ $ $	0.969229 0.852501 0.643655 0.991328 0.929166 0.859154 0.837514 0.796501 0.638 0.907	0.000 0.000 1,196.458 6,730.009 6,145.081 105,744.537 103,043.648 82,137.189 37,422 8,766

Dreyfus - VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.054985 0.869594 1.246671 1.175527 1.019142 0.986163 0.948103 0.791 0.958 1.000	$ $ $ $ $ $ $ $ $ $	1.204668 1.054985 0.869594 1.246671 1.175527 1.019142 0.986163 0.948103 0.791 0.958	4,163.068 4,183.137 18,248.060 18,287.824 55,472.865 106,553.489 89,101.357 78,836.449 128,122 108,528

81

	Year	0.75%
Subaccount		Beginning AUV		Ending AUV		# Units
Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$0.000000		$1.083721	59,596.519

Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.130295 0.887741 1.123355 1.087909 0.947787 0.898411 0.823457 0.688 0.911 1.000	$ $ $ $ $ $ $ $ $ $	1.257457 1.130295 0.887741 1.123355 1.087909 0.947787 0.898411 0.823457 0.688 0.911	316,149.172 191,417.196 171,273.523 352,386.189 478,278.433 288,725.443 168,337.700 189,040.543 49,389 41,288

Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.393069 1.334027 1.288914 1.221828 1.182055 1.167228 1.135042 1.117 1.032 1.000	$ $ $ $ $ $ $ $ $ $	1.454141 1.393069 1.334027 1.288914 1.221828 1.182055 1.167228 1.135042 1.117 1.032	659,665.864 624,971.192 850,216.599 1,123,912.431 277,612.180 411,877.137 376,640.276 260,708.164 368,504 146,980

Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.700132 1.120629 1.525617 1.486169 1.351274 1.326143 1.209590 0.997 0.991 1.000	$ $ $ $ $ $ $ $ $ $	1.936049 1.700132 1.120629 1.525617 1.486169 1.351274 1.326143 1.209590 0.997 0.991	320,259.297 508,416.917 446,059.149 823,772.059 633,521.584 792,796.237 592,222.834 2,900,468.282 3,296,306 2,697,353

Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.135419 1.138773 1.118890 1.076133 1.036978 1.017256 1.016629 1.017 1.011 1.000	$ $ $ $ $ $ $ $ $ $	1.127004 1.135419 1.138773 1.118890 1.076133 1.036978 1.017256 1.016629 1.017 1.011	2,942,161.144 3,112,229.480 6,486,557.249 6,128,874.701 3,740,305.057 1,300,405.488 787,903.096 709,882.433 1,950,712 562,953

Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.539202 1.106984 1.841767 1.604856 1.434664 1.221755 1.000	$ $ $ $ $ $ $	1.968276 1.539202 1.106984 1.841767 1.604856 1.434664 1.221755	343,272.862 158,036.827 201,477.156 318,481.093 462,840.849 302,141.439 224,026.263

Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.052999 0.673217 1.388839 1.323523 1.146197 1.124815 1.000	$ $ $ $ $ $ $	1.323542 1.052999 0.673217 1.388839 1.323523 1.146197 1.124815	236,368.188 602,849.887 21,992.931 137,327.067 911.355 1,035.219 1,435.910

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0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.742248 1.703041 4.071796 2.858661 2.140103 1.639412 1.378954 0.870 0.970 1.000	$ $ $ $ $ $ $ $ $ $	3.161172 2.742248 1.703041 4.071796 2.858661 2.140103 1.639412 1.378954 0.870 0.970	356,308.947 506,275.529 395,134.780 444,202.252 531,265.945 593,387.513 207,493.666 298,053.075 203,957 98,927

Columbia Variable Portfolio – Mid Cap Growth Fund – Class 2 Shares(7) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.943116 0.640088 1.242352 1.076742 1.025281 0.920609 0.856427 0.636 0.958 1.000	$ $ $ $ $ $ $ $ $ $	1.198795 0.943116 0.640088 1.242352 1.076742 1.025281 0.920609 0.856427 0.636 0.958	5,440.587 5,630.457 16,577.924 16,777.945 16,868.327 19,758.756 25,681.930 17,601.331 21,618 1,000

Seligman Communications and Information – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.454690 0.919558 1.456231 1.274579 1.052448 0.986125 0.896210 0.627 0.990 1.000	$ $ $ $ $ $ $ $ $ $	1.547411 1.454690 0.919558 1.456231 1.274579 1.052448 0.986125 0.896210 0.627 0.990	0.000 0.000 0.000 0.000 0.000 0.000 0.000 95,415.394 8,107 8,107

Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.166602 0.724925 1.225154 1.070706 0.916532 0.855419 0.830041 0.615 0.908 1.000	$ $ $ $ $ $ $ $ $ $	1.332536 1.166602 0.724925 1.225154 1.070706 0.916532 0.855419 0.830041 0.615 0.908	5,687.200 13,022.167 13,228.350 13,437.452 13,531.924 17,094.191 17,307.639 138,499.989 8,102 1,000

Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.123044 0.894835 1.429603 1.366826 1.190108 1.144147 1.040340 0.816 1.000	$ $ $ $ $ $ $ $ $	1.280928 1.123044 0.894835 1.429603 1.366826 1.190108 1.144147 1.040340 0.816	3,033,342.161 3,185,467.046 2,987,736.500 2,720,577.094 2,303,408.299 1,997,657.075 1,199,088.521 601,035.067 169,375

Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.370434 0.983603 1.703236 1.616796 1.431957 1.265777 1.059954 0.797 1.000	$ $ $ $ $ $ $ $ $	1.705325 1.370434 0.983603 1.703236 1.616796 1.431957 1.265777 1.059954 0.797	1,228,652.415 1,257,052.983 1,288,940.040 1,505,146.241 1,198,117.291 860,565.638 657,374.892 375,251.347 38,402

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0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.608907 1.255178 2.015271 2.434636 1.817860 1.637629 1.264203 0.940 1.000	$ $ $ $ $ $ $ $ $	2.048103 1.608907 1.255178 2.015271 2.434636 1.817860 1.637629 1.264203 0.940	913,852.376 806,140.152 842,300.172 542,455.051 573,814.059 412,308.480 451,134.496 796,775.233 70,731

Vanguard International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.836939 0.590557 1.080202 1.000000	$ $ $ $	0.961321 0.836939 0.590557 1.080202	533,208.072 571,325.397 468,647.692 0.000

Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.310158 1.159317 1.209831 1.149679 1.104000 1.087798 1.073787 1.045 1.000	$ $ $ $ $ $ $ $ $	1.368293 1.310158 1.159317 1.209831 1.149679 1.104000 1.087798 1.073787 1.045	2,624,337.415 2,174,669.489 1,624,972.547 1,839,908.393 1,359,403.994 1,142,790.161 810,288.698 703,167.020 332,533

Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.390332 1.322209 1.265951 1.192224 1.151548 1.132964 1.095438 1.061 1.000	$ $ $ $ $ $ $ $ $	1.469683 1.390332 1.322209 1.265951 1.192224 1.151548 1.132964 1.095438 1.061	2,272,009.119 1,620,590.868 1,441,962.202 1,710,133.553 1,225,763.972 464,698.859 328,976.964 357,180.924 100

Wanger International Subaccount Inception Date September 18, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.118764 1.425175 2.639595 2.286518 1.679508 1.392339 1.076834 0.729 0.852 1.000	$ $ $ $ $ $ $ $ $ $	2.627043 2.118764 1.425175 2.639595 2.286518 1.679508 1.392339 1.076834 0.729 0.852	406,045.205 242,219.984 260,112.179 345,045.751 262,088.161 146,456.705 454,008.176 248,012.565 128,225 16,496

Wanger USA Subaccount Inception Date September 20, 1995	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.459396 1.033793 1.726906 1.650964 1.541919 1.396325 1.188865 0.836 1.013 1.000	$ $ $ $ $ $ $ $ $ $	1.786799 1.459396 1.033793 1.726906 1.650964 1.541919 1.396325 1.188865 0.836 1.013	477,511.737 643,088.987 693,532.203 1,043,658.627 1,169,927.477 953,921.041 661,593.565 687,354.715 333,159 180,422

WFAVT Small Cap Value Fund Subaccount Inception Date October 13, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.353869 0.851567 1.547287 1.569876 1.366730 1.181914 1.019821 0.742 0.973 1.000	$ $ $ $ $ $ $ $ $ $	1.575600 1.353869 0.851567 1.547287 1.569876 1.366730 1.181914 1.019821 0.742 0.973	25,363.320 160,517.795 19,402.256 24,964.614 412,990.563 485,888.681 357,556.116 291,360.828 154,647 4,683

(1)	Formerly known as Transamerica Focus VP
(2)	Formerly known as Transamerica Small/Mid Cap Value VP

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(3)	Formerly known as Transamerica Diversified Equity VP
(4)	Formerly known as Transamerica Growth Opportunities VP
(5)	Formerly known as Transamerica Balanced VP
(6)	Formerly Columbia Small Company Growth Fund – Class A
(7)	Formerly Seligman Capital Portfolio
(8)

Seligman Communications and Information was reorganized into Seligman Global Technology Portfolio. Seligman Global Technology Portfolio was renamed Columbia Variable Portfolio – Seligman Global Technology Fund

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APPENDIX B: POLICY FORM NUMBER NA103

If you are a Policy Owner of Policy Form Number NA103, below is a description of the significant features of your Policy and the available investment choices that may be different than those described in the Prospectus. (The Policy Form Number appears on the bottom left-hand corner of your Policy.) Please see your actual Policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy Form Number NA103.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profits for any proper purpose, including distribution expenses.

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Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Cash Value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge	$0 - $30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)

Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.50%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.65%

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2010. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)

	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.33%	2.40%

(1)

The fee table information relating to the Portfolios was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$311	$951	$1,616	$3,393

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You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Monumental receives Due Proof of Death of the Annuitant, Monumental will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

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Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase, depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

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•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

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APPENDIX C: POLICY FORM NUMBER AV515 101 130 600

If you are a Policy Owner of Policy Form Number AV515 101 130 600, below is a description of the significant features of your Policy and the available investment choices that may be different than described in the Prospectus. (The Policy Form Number appears on the bottom left-hand corner of your Policy.) Please see your actual Policy and any attachments for determining your specific coverage.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Interest Payments Option, Income for a Specified Period Option, and Income for a Specified Amount listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•

Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Monumental agree. You and Monumental will agree on withdrawal rights when you elect this option.

•	Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Life Income. You may choose between:

Fixed Payments

•	No Period Certain-We will make level payments only during the Annuitant’s lifetime.

•	10 Years Certain-We will make level payments for the longer of the Annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds-We will make level payments for the longer of the Annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain-Payments will be made only during the lifetime of the Annuitant.

•	10 Years Certain-Payments will be made for the longer of the Annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the Annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the Annuitant. (For qualified policies, the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender

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Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving Annuitant. (For qualified policies the death benefit ceases on the date the surviving Joint Annuitant reaches the IRS joint age limitation.)

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.60%, 0.50% or 0.40% (depending on the selected Death Benefit Option) of the net asset value of the Separate Account.

We guarantee that these annual charges will not increase. If the charges are more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess

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Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.
(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolios’ fees and expenses.

Annual Policy Service Charge	$0 - $30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)

Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.45%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.60%
Optional Separate Account Expenses:
Double Enhanced Death Benefit	0.15%
6 Year Step-Up Death Benefit	0.10%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(1)	0.75%

Annual Optional Rider Fees:
Additional Death Benefit Fee(2)	0.25%
Additional Death Distribution – II(3)	0.55%

(1)	Total Separate Account Annual Expenses reflect the base separate account expenses plus the Double Enhanced Death Benefit.
(2)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.
(3)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2010 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)

	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	3.07%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2010 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

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EXAMPLE TABLE A

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$387	$1,175	$1,981	$4,080
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$377	$1,146	$1,935	$3,994
Return of Premium Death Benefit Option (0.60%)	$372	$1,132	$1,911	$3,950

EXAMPLE TABLE B

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$443	$1,344	$2,266	$4,666
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$433	$1,316	$2,220	$4,583
Return of Premium Death Benefit Option (0.60%)	$428	$1,301	$2,197	$4,541

You should not consider these examples to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

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Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental; or

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(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

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If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted;

•	the SEC permits a delay for your protection as a Contract Owner; or

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

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APPENDIX D

DEATH BENEFIT – ADJUSTED PARTIAL WITHDRAWAL

Adjusted Partial Withdrawal. If you make a partial withdrawal, then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial withdrawal. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by (2), where:

(1)	is the gross partial withdrawal;

(2)	is the adjustment factor = current death proceeds prior to the gross partial withdrawal divided by the policy value prior to the gross partial withdrawal, where death proceeds are equal to the maximum of policy value, cash value, and the death benefit.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.

EXAMPLE 1
$75,000	current guaranteed minimum death benefit before withdrawal
$50,000	current policy value before withdrawal
$75,000	current death benefit proceeds
$15,600	Total gross partial withdrawal
$23,400	adjusted partial withdrawal = 15,600 * (75,000/50,000)
$51,600	new guaranteed minimum death benefit (after withdrawal) = 75,000 - 23,400
$34,400	new policy value (after withdrawal)=50,000 – 15,600

Summary:

Reduction in guaranteed minimum death benefit	= $23,400
Reduction in policy value	=$15,600

This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values, assuming there is no excess interest adjustment. Your experience will vary based on the circumstances at the time of withdrawal.

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

EXAMPLE 2
$50,000	current guaranteed minimum death benefit before withdrawal
$75,000	current policy value before withdrawal
$75,000	current death benefit proceeds
$15,450	Total gross partial withdrawal
$15,450	adjusted partial withdrawal = 15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after withdrawal) = 50,000 - 15,450
$59,550	new policy value (after withdrawal) = 75,000 – 15,450

Summary:
Reduction in guaranteed minimum death benefit	=$15,450
Reduction in policy value	=$15,450

This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values, assuming there is no excess interest adjustment. Your experience will vary based on the circumstances at the time of withdrawal.

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

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APPENDIX E

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining before the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but before the withdrawal of the excess amount; and

C	is the total withdrawal base before the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

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TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $10,000

EWD = $5,500 ($10,000 - $4,500)

PV = $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One. The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 4.5% WD)) * TWB before any adjustments

2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three. Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal), we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity before the next January 1st.

Step One. What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result. Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

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ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2011

to the

Prospectus dated May 1, 2011

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge® Variable Annuity dated May 1, 2011

SEPARATE ACCOUNT VA CC

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® VARIABLE ANNUITY

Offered by

Monumental Life Insurance Company

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® Variable Annuity policy (the “Policy”) offered by Monumental Life Insurance Company (the “Company” or “Monumental”). You may obtain a copy of the Prospectus dated May 1, 2011, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2011

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — On the Annuity Commencement Date an amount equal to the policy value increased or decreased by any excess interest adjustments were applied.

Administrative and Service Office — Monumental Life Insurance Company, Attn: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95 (the “maximum annuitization commencement date”), except expressly allowed by Monumental.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for business.

Cash Value — The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees. This value is applied upon surrender.

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the Guaranteed Period Options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a Guaranteed Period Option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of Monumental’s general assets and are not in the separate account.

Good Order — An instruction that Monumental receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that Monumental does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Guaranteed Period Options (“GPO”) — The various guaranteed interest rate periods of the fixed account, that Monumental may offer and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy — A policy that does not qualify for special federal income tax treatment under the Code.

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Owner (Policy Owner, You, Your) — The individual or entity that owns an individual policy.

Policy — The individual policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to Monumental by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner — A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives Monumental the information it requires. For some transactions, Monumental may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that Monumental establishes for such notices.

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THE POLICY — GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Monumental; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Monumental has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Monumental has received written notice of the trust as a successor owner signed before the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Monumental.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, however, Monumental is not responsible for payments made or other action taken before the change is recorded. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Monumental and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Monumental.

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MISSTATEMENT OF AGE OR GENDER

Monumental may require proof of age and gender before making Annuity Payments. If the Annuitant's stated age, gender or both in the Policy are incorrect, Monumental will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and gender. In the case of correction of the stated age and/or gender after payments have commenced, Monumental will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you before the Annuity Date and during the Annuitant's lifetime. Monumental is not responsible for the validity of any assignment. No assignment will be recognized until Monumental receives, in good order at the Administrative and Service Office, the appropriate Monumental form notifying Monumental of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Monumental shall not be liable as to any payment or other settlement made by Monumental before receipt of the appropriate Monumental form.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Monumental sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior partial withdrawals and transfers from the Guaranteed Period Option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S =	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G =	the guaranteed interest rate applicable to S.

C =	the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this policy form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

There is no cap on positive EIA adjustment. The floor on a negative EIA is effective on full surrender.

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On full surrender, each Guaranteed Period Option’s contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = Cash Value*	= Policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value = CashValue*	= 54,181.21 + 1,750.00 = 55,931.21

*	Upon full surrender of the policy, the cash value will never be less than that required by the nonforfeiture laws as applicable in the state issue.

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On a partial surrender, Monumental will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R	=	the requested partial surrender; and
E	=	the excess interest adjustment

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 - (-553.66)) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 – 553.66) = 34,734.87

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A, B and C thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the

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Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days before the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount resulting from:

(a)	=	any increase or decrease in the value of the Subaccount attributable to investment results;

(b)	=	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by Monumental of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of 0.15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, in good order, at least ten Business Days before the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Monumental will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

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STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments (i.e. the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
AIR	3.50%
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 0.40% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

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Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

       cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Monumental will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including any contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

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NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Monumental may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Monumental Life Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

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Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

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•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Monumental. The assets are kept physically segregated and held separate and apart from Monumental's general account assets. The general account contains all of the assets of Monumental. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations there under, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss federal gift, estate or any other state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law – e.g. civil union partners and same-sex

14

marriages spouses – may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Monumental has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

INCIDENTAL DEATH BENEFITS

The Policy may include optional death benefit features, the value of which may exceed the value of the Policy or premium payments made under the Policy. Federal tax laws limit the value of such incidental death benefits in tax-qualified pension, profit-sharing and 403(b) plans. Further, the Internal Revenue Service has not yet reviewed this Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the Policy comport with qualification requirements. The actuarial present value of death benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a qualified tax adviser before purchasing an optional death benefit.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

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QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies and Roth IRA policies. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

Monumental makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70  1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA.

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ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs in 2011 (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59  1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees generally are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or

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(iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF MONUMENTAL

Monumental at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Monumental and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF MONUMENTAL

Monumental is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa Department of Commerce, Insurance Division. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Monumental as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Monumental, including the liabilities and reserves of the Separate Account the operations of Monumental are also examined periodically by the National Association of Insurance Commissioners. In addition, Monumental is subject to regulation under the insurance laws of the other jurisdictions in which it may operate.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Monumental. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Monumental will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports as required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Monumental sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Capital, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like Monumental, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal years 2010, 2009 and 2008, TCI paid no amounts in commissions in connection with the sale of the Policies.

ADMINISTRATIVE SERVICES CONTRACTS

We and TCI, the principal underwriter for the Policies, have contracted with Planning Corporation of America (“PCA”), a subsidiary of Raymond James & Associates, Inc., to provide certain administrative services to owners who purchase a Policy through registered representatives of PCA. The administrative services include customer

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application processing, agent insurance licensing and appointment process, and aggregation of customer statements. We pay Planning Corporation of America a fee equal to 0.15% of the amount of assets in the Policy that are sold by PCA registered representatives. During 2008, 2009 and 2010, we paid PCA $3,738.71, $3,343.77, and $3,484.28 respectively, in connection with this contract.

We have contracted with Low Load Insurance Services, Inc. (“Low Load”), to provide certain administrative services. The administrative services include customer application or order form processing, ongoing customer service and marketing support. We pay Low Load an annual fee equal to 0.10% of the amount of assets in the Policies that Low Load provides administrative services for registered representatives. During 2008, 2009 and 2010, we paid Low Load $0.00, $161.18 and $1,097.96, respectively, in connection with this contract.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2010 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, an Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners as of December 31, 2010, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company as of December 31, 2010, and 2009, and for each of the three years in the period ended December 31, 2010, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and should be considered only as bearing on the ability of Monumental to meet its obligations under the Policies. They should not be considered as bearing on the safety or investment performance of the assets held in the Separate Account.

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THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Prospectus

May 1, 2011

The Advisor’s Edge Select® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Monumental Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free of charge by calling our Administrative and Service Office at 1-800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Columbia Funds Variable Insurance Trust – Class 1 Shares

Advised by Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Small Company Growth Fund

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP

Transamerica Series Trust – Initial Class - continued

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Growth Opportunities VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP

Transamerica WMC Diversified Growth VP

Vanguard® Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, LLC

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund

2

Contents

4	Glossary

6	Summary

10	Fee Table

11	Example

13	The Annuity Policy

14	Purchase

16	Investment Choices

23	Performance

23	Expenses

26	Access To Your Money

28	Annuity Payments

31	Death Benefit

33	Taxes

39	Additional Features

49	Other Information

52	Table of Contents of Statement of Additional Information

53	Appendix A (Condensed Financial Information)

75	Appendix B: Policy Form Number AV375

80	Appendix C: Death Benefit — Adjusted Partial Withdrawal

81	Appendix D: Additional Death Benefit — Additional Information

82	Appendix E: Additional Death Benefit II — Additional Information

83	Appendix F: Architect Guaranteed Lifetime Withdrawal Benefit Rider

3

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — On the Annuity Commencement Date an amount equal to the policy value increased or decreased by any excess interest adjustments were applied.

Administrative and Service Office — Monumental Life Insurance Company, Attn: Customer Care Group 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Monumental. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 98.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Beneficiary — The person who has the right to the death benefit set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for business.

Cash Value — The Policy Value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees. This value is applied upon surrender.

Code — The Internal Revenue Code of 1986, as amended.

Excess Interest Adjustment — A positive or negative adjustment to amounts withdrawn upon partial withdrawals, surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the Owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the Policy that are part of Monumental’s general assets and are not in the Separate Account.

Good Order — An instruction that Monumental receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that Monumental does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Guaranteed Period Options (“GPO”) — The various guaranteed interest rate periods of the fixed account, that Monumental may offer and into which Premium Payments may be paid or amounts may be transferred.

Owner (Policy Owner, You, Your) — The individual or entity that owns an individual policy.

Policy — The individual policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

4

Premium Payment — An amount paid to Monumental by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives Monumental the information it requires. For some transactions, Monumental may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements for good order that Monumental establishes for such notices.

5

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity

The Advisor’s Edge Select® Variable Annuity is a flexible-premium variable annuity offered by Monumental Life Insurance Company (“Monumental,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Monumental.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose, and the interest rate we credit to the fixed account. (That interest rate will not be less than the guaranteed minimum effective annual interest rate shown on your Policy.) Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. We reserve the right to reject cumulative Premium Payments over $1,000,000 (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Separate Account VACC (the “Separate Account”) or the fixed account, according to your allocation instructions. The Separate Account contains a number of Subaccounts that invest exclusively in shares of corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Policy Year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all

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investment risk (including the possible loss of principal), and investment results are not guaranteed. From time to time, Monumental may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

Note: The following section on expenses and the Policy Fee Table and Example apply only to Policies issued after the date of this prospectus. See “Appendix B” for information about prior versions of the Policy.

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, however, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

If you elect the Additional Death Benefit option, then there is an annual fee during the Accumulation Phase of 0.25% of the Policy Value.

If you elect the Additional Death Distribution - II option, then there is an annual fee of 0.55% of the Policy Value.

If you elect the Initial Payment Guarantee when you annuitize, then there is an additional fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

The fee may be higher or lower at the time you annuitize or elect the Initial Payment Guarantee.

If you select the Life with Emergency Cash® annuity payment option, then a surrender charge applies for the first four years after the Annuity Commencement Date. We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time that you annuitize under this option.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.5%, depending on the state.

The value of net assets of the Subaccounts will reflect the management fee and other expenses incurred by the Portfolios.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, then each Policy year you may withdraw up to 10% of your Policy Value in the fixed account (“free amount”) free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of the 10% “free amount”, may be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

Full withdrawals (i.e., surrenders) of the Policy are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the

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underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available (for an extra fee) under the Policy, and it, guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following guaranteed minimum death benefit options:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date;

•	6 Year Step-Up to Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date; or

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date.

Charges are lower if you choose the Policy Value death benefit. After the Policy is issued, the death benefit option cannot be changed.

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

9.	TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”). There is an extra charge for these riders.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•	You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or the Federated Prime Money Fund II Subaccount either monthly or

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quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

11.	OTHER INFORMATION

Right to Cancel Period

You may return your Policy for a refund, but only if you return it in good order and within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. However, if state law requires, then we will refund your original Premium Payment(s). A returned Policy will be deemed void.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, then you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract; other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

State Variations

Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of the Policy Owner, and maximum fees and charges for all Policy features and benefits are set forth in the fee table of this prospectus. See your Policy for specific variations because any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Monumental Life Insurance Company

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Separate Account VA CC

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information”

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information or want to make a transaction, please contact us at:

Monumental Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 866-6007

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

A glossary of terms used in this prospectus is provided in the Statement of Additional Information.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 - $10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(3)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge		$0 - 30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(1)

Base Separate Account Expenses:
Mortality and Expense Risk Fee(2)		1.30%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses		1.45%
Optional Separate Account Annual Expenses:
6 Year Step-Up Death Benefit(3)		0.05%
Double Enhanced Death Benefit(4)		0.15%
Total Separate Account Expenses with Highest Optional Separate Account Expense(5)		1.60%

Annual Optional Rider Fees

Additional Death Benefit(6)		0.25%
Additional Death Distribution – II(7)		0.55%
Architect Guaranteed Lifetime Withdrawal Benefit – No Longer Available for New Sales	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

If you elect the Initial Payment Guarantee at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.”

(2)	The mortality and expense fee shown (1.30%) is for the Return of Premium Death Benefit.
(3)	The fee for the 6 Year Step-Up Death Benefit (0.05% is in addition to the base mortality and expense risk and administrative fees.
(4)	The fee for the Double Enhanced Death Benefit (0.15%) is in addition to the base mortality and expense risk and administrative fees.
(5)	This reflects the base separate account expenses plus the fee for the Double Enhanced Death Benefit, but does not include any annual optional rider fees.
(6)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”
(7)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

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The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2010 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)

	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	3.07%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2010 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisers or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

EXAMPLE(1)

The following example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, and Portfolio fees and expenses.

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit option you select.

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$471	$1,417	$2,368	$4,772
6 Year Step-Up at Age 81 Death Benefit Option (1.50%)	$461	$1,389	$2,323	$4,694
Return of Premium Death Benefit Option (1.45%)	$456	$1,374	$2,301	$4,654

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

EXAMPLE(1)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, and (2) assuming the ADD-II rider and (except as noted in footnote #2 below) the Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) rider have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit option you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$526	$1,583	$2,646	$5,331
6 Year Step-Up to Age 81 Death Benefit Option (1.50%)	$516	$1,555	$2,602	$5,256
Return of Premium Death Benefit Option (1.45%)	$511	$1,541	$2,580	$5,218

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(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.
(2)	These figures do not include the Architect GLWB, because you may not elect this option and the Architect GLWB rider together.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

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1.	THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity is a flexible-premium variable annuity offered by Monumental. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Monumental guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Monumental may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement, but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

About the Policy

The Advisor’s Edge Select® Variable Annuity is a policy between you, the Policy Owner, and Monumental, the issuer of the Policy. (Owners of Policies issued before the date of this prospectus, on form number AV375, should also refer to Appendix B.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. You could lose the amount that you allocate to the Subaccounts. The Policy is a flexible-premium annuity because after you purchase it, you can make additional investments of at least $500 until the Income Phase begins; you are not required to make any additional investments. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your investment choices without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account.)

•

Withdraw all or part of your money with no surrender penalty charged by Monumental, although you may incur income taxes and a 10% penalty tax and an Excess Interest Adjustment. (See ACCESS TO YOUR MONEY- Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at

ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Monumental will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period

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or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Separate Account VA CC. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental but are accounted for separately from Monumental’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in The Advisor’s Edge Select® Variable Annuity, you should send a completed customer order form and your initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Monumental of your completed customer order form and initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Monumental will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or younger.

If the customer order form and any other required documents are received in good order, Monumental will issue the Policy and will credit the initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for regular trading.) Along with the Policy, Monumental will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions.

If Monumental cannot credit the initial Premium Payment because the customer order form or other required documentation is incomplete, Monumental will contact the applicant in writing, explain the reason for the delay, and refund the initial Premium Payment within five Business Days unless the applicant consents to Monumental’s retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

Qualified Policy

In addition to Non-Qualified Policies, Monumental also offers the Advisor’s Edge Select® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy.

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 403(b), 408(b), or 408A of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a net Premium Payment. The initial net Premium Payment is credited to the Policy within two Business Days of receipt (in good order)of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Monumental Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollovers or transfers from other financial institutions. Any third party checks not accepted by company will be returned.

•	We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.”

•	You may make additional Premium Payments at any time during the Accumulation Phase and

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while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•

Additional Premium Payments received in good order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	We reserve the right to reject cumulative Premium Payments over $1,000,000 (this includes subsequent Premium Payments) for policies with the same owner or same annuitant issued by us or an affiliate.

•	Your Initial Net Premium Payment will be invested on the policy date among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Purchasing by Wire

For wiring instructions, please contact our Administrative and Service Office at 1-800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Monumental reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional net Premium Payments by sending written notice to or by calling Monumental. Requests for Transfers received in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your initial net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional net Premium Payments credited

•	any increase in the Policy Value attributable to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus—

•	any decrease in the Policy Value attributable to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, charges if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

(The Cash Value, which is what you receive if you fully withdraw (i.e., surrender) your Policy, is the Policy Value plus or minus any applicable Excess Interest Adjustment, and minus certain fees and charges.)

The Valuation Period is any period between two successive Business Days beginning at the close of business (generally 4:00 p.m. Eastern time) of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period,

15

reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your net Premium Payments to a selected Subaccount, Monumental will credit a certain number of Accumulation Units to your Policy. Monumental determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value.

3.	INVESTMENT CHOICES

The Advisor’s Edge Select® Variable Annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

Columbia Funds Variable Insurance Trust – Class 1 Shares(1)

Advised by Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Small Company Growth Fund(2)(3)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio(2)

Credit Suisse U.S. Equity Flex I Portfolio(2)

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II(2)

Federated Capital Income Fund II(2)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(2)

Federated High Income Bond Fund II(2)

Federated Prime Money Fund II(2)(4)

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund(2)

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP(2)

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP(2)

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP(2)(5)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP(2)

Subadvised by Morgan Stanley Investment Management, Inc.

Transamerica Morgan Stanley Active International Allocation VP(2)

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Transamerica Morgan Stanley Growth Opportunities VP(6)

Transamerica Morgan Stanley Mid-Cap Growth VP(7)

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP(2)(8)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP(9)

Transamerica WMC Diversified Growth VP(2)

Vanguard® Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

Vanguard - International Portfolio

Advised by Vanguard’s Fixed Income Group

Vanguard - Short-Term Investment-Grade Portfolio

Vanguard - Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Vanguard - Equity Index Portfolio

Vanguard - Mid-Cap Index Portfolio

Vanguard - REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, LLC

Wanger International(2)

Wanger USA(2)

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund(2)

(1)	Formerly known as Columbia Funds Variable Insurance Trust – Class A.
(2)	Owners of Policy Number AV375 may invest in these funds.
(3)	Formerly known as Columbia Small Company Growth Fund, Variable Series
(4)

There can be no assurance that the Federated Prime Money Fund II portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Federated Prime Money Fund II subaccount may become extremely low and possibly negative.

(5)	Formerly known as Transamerica Balanced VP and formerly subadvised by Transamerica Investment Management, LLC.
(6)	Formerly known as Transamerica Growth Opportunities VP and formerly subadvised by Transamerica Investment Management, LLC.
(7)	Formerly subadvised by Van Kampen Asset Management.
(8)	Formerly known as Transamerica Small/Mid Cap Value VP and formerly subadvised by Transamerica Investment Management, LLC.
(9)	Formerly known as Transamerica Diversified Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccounts were closed to new investment as of May 1, 2006.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by AllianceBernstein L.P.

AllianceBernstein Global Thematic Growth Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Columbia Funds Variable Insurance Trust I – Class 2 Shares(1)

Advised by Columbia Management Investment Advisers, LLC(2)

Columbia Variable Portfolio – Mid Cap Growth Fund(3)

Columbia Variable Portfolio – Seligman Global Technology Fund(4)

Transamerica Series Trust – Initial Class

Subadvised by Morgan Stanley Investment Management, Inc.

Transamerica Morgan Stanley Capital Growth VP(5)

(1)	Reorganized from Seligman Portfolios, Inc.
(2)	Reorganized from J. & W. Seligman & Co. Incorporated.
(3)	Reorganized from Seligman Capital Portfolio.
(4)

Seligman Communications and Information Portfolio reorganized into the Seligman Global Technology Portfolio. Seligman Global Technology Portfolio was renamed Columbia Variable Portfolio – Seligman Global Technology Fund.

(5)	Formerly known as Transamerica Focus VP and formerly subadvised by Transamerica Investment Management, LLC

There is no assurance that a Portfolio will achieve its stated objective.

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The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

You can obtain prospectuses for the Portfolios by calling or writing to our Administrative and Service Office.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Monumental , and Monumental may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations. Note : Certain Portfolios have similar names. It is important that you state or write the full name of the Portfolio to or from which you wish to direct your allocation when you submit an allocation request. Failure to do so may result in a delay of the requested allocation amount being credited to, or withdrawn or transferred from, the Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

Monumental cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Monumental retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Monumental reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Monumental, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange

18

Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Monumental, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Monumental. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Monumental may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Monumental will notify you and request reallocation of the amounts invested in the eliminated subaccount.

Similarly, Monumental may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Monumental may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Monumental also may transfer the assets of the separate account associated with the policies to another account or accounts.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Monumental’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Monumental has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Monumental’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase

19

depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment or transfer to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts and the Fixed Account at no cost, subject to the limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Monumental will process requests it receives in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•

Within 30 days before the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the Dollar Cost Averaging Program.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we

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do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund Portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	limit the number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not

21

impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and

22

disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) your Policy Value equals or exceeds $50,000 or (3) the Policy is a Qualified Policy. We currently do not assess this fee.

Mortality and Expense Risk Fee

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option, the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option, the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option, the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge.

We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Monumental assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Monumental guarantees a number of payments over a life or joint lives, Monumental assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Monumental assumes mortality risk in guaranteeing a minimum Death

23

Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Monumental assumes is that the charges collected for administrative expenses, which are based on rates that are guaranteed not to increase above the rates shown for the life of the Policy, may not cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Monumental assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers for the purpose of assessing a transfer fee. All transfer requests made at the same time are treated as a single transfer.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution - II

If you elect the ADD-II, there is an annual fee during the accumulation phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, then there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date. The following schedule shows the current surrender charge:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 - 1	4%
1 - 2	3%
2 - 3	2%
3 - 4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Architect GLWB Fee – No Longer Available for New Sales

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your policy value that can be invested in the “equity” category of the designated

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investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for underlying fund Portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the Portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular Policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your Policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and directly or indirectly receives some or all of the 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor realized on the advisory fee deducted from Portfolio assets. Policy Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the Particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Monumental and/or TCI

Fund	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.25%
Credit Suisse Trust	0.20%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund(3)	0.35%
Nationwide Variable Investment Trust	0.25%
Seligman Portfolios, Inc.	0.00%
Vanguard Variable Insurance Fund	0.00%
Wanger Advisors Trustt	0.15%
Wells Fargo Advantage Variable Trust Funds	0.25%
(1)

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each Portfolio owned by the Subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on Subaccounts that are closed to new

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investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund Portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the Policyowners who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2010 we received $363,366 in benefits from TAM pursuant to these arrangements We anticipate receiving comparable amounts in the future.

(3)	Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million fund shares are held by the subaccounts of the Company and its affiliates.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500. Withdrawals may be restricted under tax sheltered annuity policies. If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

On the business day that Monumental receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable premium taxes, annual service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Monumental form to our Administrative and Service Office. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, and because of certain fees and charges, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Monumental have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on

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surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments of the fixed account each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free amount.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free amount available;

•	nursing care and terminal condition withdrawals;

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; for Qualified Policies and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments of the fixed account divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Monumental will pay cash withdrawals within seven business days after receipt in good order (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

In addition, if, pursuant to SEC rules, the Federated Prime Money Fund II portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Federated Prime Money Fund II portfolio until the portfolio is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Signature Guarantees

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee or Notary Public Stamp as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that Contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity contract for another with the same owner in a “tax free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file.

•	Any other transaction where we require.

We may change the specific requirements listed above, or add Signature Guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion Signature Guarantee program. This includes many:

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•	National and state banks

•	Savings banks and savings and loan association;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion Signature Guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee when required.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Monumental with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Monumental to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. Eligible Rollover Distributions from tax sheltered annuity policies are subject to mandatory withholding.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice (in good order) with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day Monumental receives notice of it require prior approval. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Monumental. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 98.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Monumental will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Monumental reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2-V and 4-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

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A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end of the period.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this Annuity Payment Option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable) Payments will be made during the lifetime of the annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash®

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benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Monumental. Some Annuity Payment Options may not be available in all states.

Note: If your Policy is a Qualified Policy, then payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Monumental informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate upon annuitization.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Monumental determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

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Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, Monumental will assume that you chose the Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

Money that you apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (i.e., the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment.

•

Monumental reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

•	From time to time, Monumental may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Monumental’s consent.

•	At the time Monumental calculates your Annuity Payments, Monumental may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, then you may change the Subaccount funding the variable Annuity Payments by written request or by calling 1-800-866-6007. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Monumental informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

Monumental will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

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The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant but before receiving due proof of death. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you (owner) are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

Distribution requirements apply to the Policy Value upon the death of any Policy Owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

•	you (owner) are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;
THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before to the Annuity Commencement Date; and

•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you (owner) are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•

the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Monumental has not received written notice (in good order) of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Monumental.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greatest of:

•	Policy Value on the date we receive the required information in good order at our Administrative

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and Service Office; or

•

Cash Value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the three Guaranteed Minimum Death Benefit options listed below for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any Adjusted Partial Withdrawals (discussed below) as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

B. 6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday;

•	plus premiums paid;

•	less partial withdrawals made after the date of the 6th (12th, 18th, etc.) anniversary with the largest Policy Value.

This death benefit option available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date. There is an extra charge for this death benefit option of 0.05% annually for a total mortality and expense risk fee of 1.35%.

C. Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% annually compounding death benefit, equal to the cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)	is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date. There is an extra charge for this death benefit option of 0.15% annually for a total mortality and expense risk fee of 1.45%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. Please see Appendix C for a detailed explanation of this adjustment. If you have a qualified policy, minimum required distribution rules may require you to request a partial withdrawal.

9.	TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Monumental’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of

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distributions under the Policy. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Monumental then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Monumental divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

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Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Monumental has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that Monumental withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Monumental of that election. In certain situations, Monumental will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (1) the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions from Non-Qualified Policies. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service

35

levy. Other exceptions may be available under Qualified Policies.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs before age 59 1/2. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax adviser before selecting any optional benefit under the Policy.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, the selection of certain annuity dates, the exchange of a policy, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare

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tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Monumental reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Defense of Marriage Act

The right of a spouse to continue the Policy, and all Policy provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Policy will not be available to such partners or same-sex marriage spouses. Please consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the generation-skipping transfer tax rate 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter the provisions will sunset, and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2012 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

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The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the Purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity policy purchase.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Monumental has offered Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Policy, and transactions under the Policy and any other 403(b) Policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Foreign Tax Credits

We may benefit from any foreign tax credits attributed to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no

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guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy Value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free amount divided by the number of payments per year. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Monumental must receive your Form (in good order) at least 30 days before the date you want Systematic Payouts to begin. Monumental will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

Additional Death Benefit

The optional Additional Death Benefit (“ADB”) rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount. The ADB is payable only if you elected the rider before the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

•	Policy Value on the rider date; minus

•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see Appendix D for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time Policy Value increase equal to the

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ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary preceding annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB rider may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Additional Death Benefit. The application and operation of the Additional Death Benefit are governed by the terms and conditions of the rider itself.

Additional Death Distribution - II

The optional Additional Death Distribution – II (“ADD-II”) rider pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD-II is available only for issue ages through age 75.

ADD-II Amount. An additional death benefit is payable only if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit depends on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, then the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•

If a death benefit is payable after five years following the rider date, this means , in essence, that there is no rider benefit for the first 5 years after the rider date. Then the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD-II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see Appendix E for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD-II, the spouse will receive a one-time Policy Value increase equal to the ADD-II, and At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary preceding to annuitization. We will also deduct this fee upon surrender of the Policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and

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Service Center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADD-II rider may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution – II may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Additional Death Benefit – II. The application and operation of the Additional Death Benefit – II governed by the terms and conditions of the rider itself.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your Annuity Commencement Date) to reflect the investment performance of your selected investment choices over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee . It is deducted in the same manner as the Separate Account charge and it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if such actual net investment performance (net of fees and expenses) exceeds the AIR, and decrease if actual performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In

41

order to qualify, you (or your spouse, whichever is applicable):

•	must have been employed full time for at least two years prior to becoming unemployed; and

•	must have been employed full time on the Policy Date; and

•	must have been unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states.

There is no restriction on the maximum amount you may surrender under this benefit.

See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Monumental will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

Telephone requests must be received while the New York Stock Exchange is open for regular business to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or telephone lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%).

Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested. If a transfer is requested, then we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to restart Asset Rebalancing.

There is no charge for this benefit.

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Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Fund II Subaccount.

A Dollar Cost Averaging program will begin once we have received, in good order, all necessary information and the minimum required amount. A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase,but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is not charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Architect Guaranteed Lifetime Withdrawal Benefit – No Longer Available for New Sales

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You are also limited in the amount of your policy value that can be invested in the “equity” category of the designated

43

investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your Policy Value. Under this benefit, you can receive (first as withdrawals from your Policy Value and, if necessary, as payments from us) up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals;” see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your Policy Value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the Policy.

•

All Policy Value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your Policy Value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

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•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your Policy Value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to an excess interest adjustment;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the Policy Value of the base policy, (including the present value of any additional benefits provided under the Policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawal amount each year (first from your Policy Value and, if necessary, as payments from us) under this rider regardless of your Policy Value. However, once your Policy Value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive payments guaranteed by this rider after your Policy Value reaches zero, you must select the frequency of future payments. Once selected, the amount and frequency of future payments after your Policy Value reaches zero cannot be changed. Payments after the Policy Value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added before to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee before to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All Policy Value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday

45

(or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
> 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the Policy Value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or Policy Value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of Policy Value.

•

Because the total withdrawal base is generally equal to the Policy Value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the Policy Value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the Policy Value), possibly to zero. See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value, to one or more of the following designated investment choices:

Non-Equity:

Federated Prime Money Fund II

Federated Fund for U.S. Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard-Short-Term Investment-Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

Federated Capital Appreciation Fund II

Federated High Income Bond Fund II

Fidelity VIP Contrafund® Portfolio – Initial Class

Fidelity VIP Mid Cap Portfolio – Initial Class

Fidelity VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica WMC Diversified Equity VP – Initial Class

Transamerica BlackRock Large Cap Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

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Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Multi-Managed Balanced VP – Initial Class

Transamerica Morgan Stanley Active International Allocation VP – Initial Class

Vanguard-Equity Index Portfolio

Vanguard-International Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please Note: We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your Policy Value in all designated investment choices in the “equity” category, divided by the total Policy Value. You cannot have more than your maximum equity percentage in “equity” investment choices. A higher maximum equity percentage results in a higher rider fee.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your Policy Value in the designated investment choices to maintain your desired asset allocation. The amount of Policy Value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in Policy Value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the Policy Value during the 30 day period following each rider anniversary, by sending us written notice (in good order). The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of the systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime

47

annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually beforeannuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of Policy Value in each designated investment choice.

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your Policy Value if the total withdrawal base is higher than your Policy Value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 91 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 91 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made in good order within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your Policy Value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your maximum annuity commencement date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a maximum annuity commencement date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the

48

Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Monumental Life Insurance Company

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March 5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the

49

SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

Separate Account VA CC

The Separate Account was established by Monumental on February 1, 1992, and operates under Iowa law. The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Monumental owns the assets of the Separate Account, and the obligations under the Policy are obligations of Monumental. These assets are held separately from the other assets of Monumental and are not chargeable with liabilities incurred in any other business operation of Monumental (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Monumental will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Monumental. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Monumental’s general account assets or any other separate account Monumental maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Monumental’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies. We pay commissions to TCI which are passed through to selling firms. We also pay TCI an “override” that is percentage of total commissions paid on sales of our Contracts which is not passed through to the selling firms and may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies.

Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We pay commissions through TCI to the selling firms for their sales of the Policies.

A limited number of representatives of Transamerica Financial Advisors, Inc. (“TFA”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support and training to sales representatives at the selling firms. To the extent permitted by (“FINRA”) rules of the Financial Industry Regulatory Authority, we and/or TFA or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events, reimburse selling firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA rules, we and/or our affiliates may provide selling representatives with occasional de minimus

50

gifts, meals, tickets or other non-cash compensation in connection with the sale the of Policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums plus an annual continuing fee of 1.0% based on policy values.

The sales representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the Policies.

Special Compensation Paid to Affiliated Firms.

Our parent company provides paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of TFA are underwritten by our affiliates. Wholesaling representatives and their managers at TFA who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup our sales expenses and incentives we pay through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

You may return your Policy for a refund, but only if you return it within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. You bear the risk of any decline in Policy Value during the Right to Cancel Period. However, if state law requires, then we will refund your original Premium Payment(s). We will pay the refund within seven days after we receive, in good order and within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned Policy. The Policy will then be deemed void.

Assignment

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Policy until we have received then in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Policy Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in

51

our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Reinstatements

Monumental occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In certain of these situations, Monumental will allow a reinstatement and require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Monumental ). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Monumental will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Monumental will vote Fund shares as to which no timely instructions are received and those shares held by Monumental as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Please note that it is possible for a small number of Policy Owners (assuming the underlying fund Portfolio determines they represent a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited before such meeting in accordance with procedures established by the underlying fund.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Monumental, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made.

Although the outcome of any litigation cannot be predicted with certainty, Monumental believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, or on the ability of TCI to perform under its principal underwriting agreement, or on the ability of Monumental to meet its obligations under the policy.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY — GENERAL PROVISIONS

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF MONUMENTAL

STATE REGULATION OF MONUMENTAL

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

ADMINISTRATIVE SERVICES CONTRACT

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

52

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.942705 0.820056 1.000000	$ $ $	1.032121 0.942705 0.820056	0.000 0.000 0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.882617 0.723979 1.000000	$ $ $	0.984410 0.882617 0.723979	0.000 0.000 0.000
Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.321484 1.070578 1.378034 1.314219 1.218163 1.174882 1.086427 0.897 1.000	$ $ $ $ $ $ $ $ $	1.418943 1.321484 1.070578 1.378034 1.314219 1.218163 1.174882 1.086427 0.897	215,577.099 221,585.627 241,603.117 255,246.090 799,984.652 936,388.233 861,278 166,604.481 81,650
Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.191267 0.930947 1.564655 1.473222 1.292634 1.168315 1.038054 0.805 1.000	$ $ $ $ $ $ $ $ $	1.349810 1.191267 0.930947 1.564655 1.473222 1.292634 1.168315 1.038054 0.805	29,796.358 29,796.358 19,745.400 20,048.832 103,045.796 181,530.774 390,768 0.000 100
Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.321141 1.060340 1.453058 1.365602 1.242705 1.173330 1.068624 0.868 1.000	$ $ $ $ $ $ $ $ $	1.437385 1.321141 1.060340 1.453058 1.365602 1.242705 1.173330 1.068624 0.868	367,932.633 456,386.693 497,039.713 671,882.445 1,519,104.399 1,456,917.291 275,000 115,007.063 100
Transamerica Asset Allocation - Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.273991 1.008481 1.521738 1.432059 1.276212 1.177932 1.052490 0.840 1.000	$ $ $ $ $ $ $ $ $	1.415620 1.273991 1.008481 1.521738 1.432059 1.276212 1.177932 1.052490 0.840	371,797.436 397,103.538 415,813.350 603,034.515 777,484.777 778,090.104 1,023,551 197,068.256 146,987
Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.002329 0.984650	$ $	1.091195 1.002329	329,888.116 310,217.258
Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.987627 1.511386 2.661211 2.894074 2.063553 1.844825 1.408716 1.053 1.031 1.000	$ $ $ $ $ $ $ $ $ $	2.266201 1.987627 1.511386 2.661211 2.894074 2.063553 1.844825 1.408716 1.053 1.031	58,299.565 41,868.031 44,254.967 393,172.266 170,884.337 234,658.588 276,382 289,895.875 1,174,467 227,293

53

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.915312 0.716565 1.160405 1.126220 0.990810 0.971527 0.887825 0.699 0.940 1.000	$ $ $ $ $ $ $ $ $ $	1.039159 0.915312 0.716565 1.160405 1.126220 0.990810 0.971527 0.887825 0.699 0.940	132,579.080 133,607.021 134,637.220 177,333.578 258,298.605 274,610.565 122,411 498,181.574 477,109 878,233
Transamerica Morgan Stanley Capital Growth VP – Initial Class(1) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.974477 0.772898 1.232267 1.237419 1.058825 1.032047 0.959364 0.720000 0.970000 1.000000	$ $ $ $ $ $ $ $ $ $	1.224113 0.974477 0.772898 1.232267 1.237419 1.058825 1.032047 0.959364 0.720000 0.970000	4,106.415 4,106.415 39,110.549 44,001.655 51,620.065 57,575.498 62,820.000 65,194.584 250,520.000 2,526,729.000
Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.333517 1.019607 1.598614 1.485919 1.224845 1.100918 0.976821 0.791 1.000	$ $ $ $ $ $ $ $ $	1.452438 1.333517 1.019607 1.598614 1.485919 1.224845 1.100918 0.976821 0.791	62,556.110 71,397.455 116,872.221 152,129.387 193,975.874 100,020.109 85,250 1,146,645.804 1,542,567
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.366065 1.194351 1.246518 1.160800 1.130007 1.120250 1.087635 1.052000 1.000000	$ $ $ $ $ $ $ $ $	1.443415 1.366065 1.194351 1.246518 1.160800 1.130007 1.120250 1.087635 1.052000	1,842,076.605 169,720.488 334,561.355 2,146,947.613 1,969,634.612 2,405,099.787 2,549,835.000 1,308,955.006 1,036,839.000
Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.880690 0.644156 1.025183 0.948942 1.000000	$ $ $ $ $	1.166967 0.880690 0.644156 1.025183 0.948942	54,423.037 428,627.248 698,937.611 36,354.256 86,465.962
Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.207613 1.036913 1.000000	$ $ $	1.341255 1.207613 1.036913	0.000 0.000 0.000
Transamerica WMC Diversified Equity VP – Initial Class(2) Subaccount Inception Date July 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.248491 0.987047 1.777875 1.565172 1.336638 1.261731 1.169436 0.936 1.000	$ $ $ $ $ $ $ $ $	1.437972 1.248491 0.987047 1.777875 1.565172 1.336638 1.261731 1.169436 0.936	49,715.790 49,942.972 5,282.599 5,282.599 6,231.858 6,383.655 6,675 2,674.427 100
Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.033012 0.811175 1.524224 1.329869 1.240952 1.080260 0.946372 0.732 0.955 1.000	$ $ $ $ $ $ $ $ $ $	1.199611 1.033012 0.811175 1.524224 1.329869 1.240952 1.080260 0.946372 0.732 0.955	449,255.670 1,238,801.351 1,834,182.446 1,455,324.410 2,091,258.670 2,037,334.956 1,938,310 1,637,531.181 305,915 116,195

54

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(3) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.616821 1.198502 2.057676 1.696110 1.637113 1.428887 1.242983 0.961 1.138 1.000	$ $ $ $ $ $ $ $ $ $	2.162077 1.616821 1.198502 2.057676 1.696110 1.637113 1.428887 1.242983 0.961 1.138	97,214.925 133,562.718 146,930.005 155,531.262 173,706.738 199,070.322 308,148 940,110.792 2,132,708 388,004
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4) Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.737248 1.230640 2.111435 1.717342 1.475759 1.318322 1.149577 0.611 1.024 1.000	$ $ $ $ $ $ $ $ $ $	2.233256 1.737248 1.230640 2.111435 1.717342 1.475759 1.318322 1.149577 0.611 1.024	65,681.881 71,889.090 45,409.191 70,781.591 73,231.680 76,676.982 84,060 230,384.409 516,634 2,847,860
Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.309669 1.055468 1.750669 1.536450 1.262008 1.125102 0.983665 0.751 0.918 1.000	$ $ $ $ $ $ $ $ $ $	1.400413 1.309669 1.055468 1.750669 1.536450 1.262008 1.125102 0.983665 0.751 0.918	305,344.133 994,076.362 1,513,601.766 1,574,785.475 1,396,485.885 1,375,037.323 1,390,727 351,432.230 244,047 55,549
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.889557 0.562068 1.061724 0.879107 0.811447 0.765392 0.724747 0.574 0.870 1.000	$ $ $ $ $ $ $ $ $ $	1.174121 0.889557 0.562068 1.061724 0.879107 0.811447 0.765392 0.724747 0.574 0.870	58,252.492 37,692.763 51,640.976 71,133.808 65,597.403 64,998.821 31,777 48,025.996 203,958 94,504
Transamerica Multi-Managed Balanced VP – Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.000000		$1.130032	50,434.289
AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.776346 0.514302 0.993244 0.840508 0.786729 0.770018 0.743395 0.524 0.914 1.000	$ $ $ $ $ $ $ $ $ $	0.907461 0.776346 0.514302 0.993244 0.840508 0.786729 0.770018 0.743395 0.524 0.914	26,491.498 27,520.187 28,764.569 29,986.120 31,061.262 35,866.428 37,176 35,549.203 17,582 1,000
AllianceBernstein Growth – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.853759 0.651881 1.152173 1.037572 1.065812 0.968524 0.857939 0.646 0.914 1.000	$ $ $ $ $ $ $ $ $ $	0.966082 0.853759 0.651881 1.152173 1.037572 1.065812 0.968524 0.857939 0.646 0.914	43,196.136 49,736.636 105,810.313 109,020.962 187,460.467 228,654.688 457,077 288,679.947 200,515 29,724

55

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
AllianceBernstein Large Cap Growth – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.821712 0.608024 1.025081 0.915406 0.934630 0.825595 0.773086 0.636 0.933 1.000	$ $ $ $ $ $ $ $ $ $	0.889615 0.821712 0.608024 1.025081 0.915406 0.934630 0.825595 0.773086 0.636 0.933	9,008.556 9,100.254 9,164.448 9,205.564 9,793.284 30,686.923 41,608 41,209.721 15,501 15,501
Columbia Variable Portfolio - Small Company Growth Fund – Class 1(6) Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.014181 0.818808 1.403887 1.255402 1.133055 1.119103 1.018460 0.717 0.961 1.000	$ $ $ $ $ $ $ $ $ $	1.283384 1.014181 0.818808 1.403887 1.255402 1.133055 1.119103 1.018460 0.717 0.961	321,761.465 331,068.696 547,251.358 26,168.435 43,037.986 75,936.194 85,648 208,600.069 32,144 1,000
Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009512 1.000000	$ $	1.116802 1.009512	16,443.054 15,714.214
Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.827957 0.673774 1.045213 1.069374 1.035472 1.079380 0.987714 0.675 1.032 1.000	$ $ $ $ $ $ $ $ $ $	0.934126 0.827957 0.673774 1.045213 1.069374 1.035472 1.079380 0.987714 0.675 1.032	79,300.801 83,372.364 58,827.554 48,062.997 52,561.216 118,731.316 94,785 134,733.493 51,311 53,153
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.803506 0.610878 0.947419 0.894214 0.832564 0.817214 0.782616 0.631 0.904 1.000	$ $ $ $ $ $ $ $ $ $	0.907231 0.803506 0.610878 0.947419 0.894214 0.832564 0.817214 0.782616 0.631 0.904	0.000 0.000 0.000 4,918.324 13,116.635 12,556.341 10,772 30,569.443 41,926 44,459
Dreyfus - VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.994377 0.825330 1.191469 1.131328 0.987611 0.962276 0.931583 0.782 0.955 1.000	$ $ $ $ $ $ $ $ $ $	1.127636 0.994377 0.825330 1.191469 1.131328 0.987611 0.962276 0.931583 0.782 0.955	10,902.436 10,902.436 39,852.989 58,484.942 75,165.888 83,505.425 33,058 1,954,523.929 2,053,954 1,921,167
Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$1.00000		$1.077680	312,814.348
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.065347 0.842545 1.073601 1.046986 0.918462 0.876656 0.809119 0.680 0.907 1.000	$ $ $ $ $ $ $ $ $ $	1.177027 1.065347 0.842545 1.073601 1.046986 0.918462 0.876656 0.809119 0.680 0.90	672,068.540 677,295.034 1,121,275.271 17,801.395 37,995.319 33,288.076 5,170 28,081.499 32,996 43,338

56

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.313054 1.266149 1.231850 1.175893 1.145507 1.138979 1.115277 1.105 1.028 1.000	$ $ $ $ $ $ $ $ $ $	1.361168 1.313054 1.266149 1.231850 1.175893 1.145507 1.138979 1.115277 1.105 1.028	250,141.227 245,463.889 215,312.873 161,632.110 309,313.755 361,969.328 613,614 1,647,847.713 3,243,760 2,220,115
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.602406 1.063554 1.458032 1.430249 1.309445 1.294013 1.188509 0.987 0.987 1.000	$ $ $ $ $ $ $ $ $ $	1.812159 1.602406 1.063554 1.458032 1.430249 1.309445 1.294013 1.188509 0.987 0.987	182,490.210 487,474.665 713,808.656 835,684.630 899,218.715 1,145,821.416 1,172,624 1,082,635.472 170,786 30,054
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.070198 1.080816 1.069347 1.035665 1.004903 0.992624 0.998922 1.007 1.007 1.000	$ $ $ $ $ $ $ $ $ $	1.054891 1.070198 1.080816 1.069347 1.035665 1.004903 0.992624 0.998922 1.007 1.007	627,941.657 1,672,283.158 2,609,387.678 1,907,915.462 1,853,380.190 1,816,231.907 2,087,881 1,600,766.572 3,325,810 3,173,087
Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.905278 0.676756 1.194404 1.030515 1.000000	$ $ $ $ $	1.045986 0.905278 0.676756 1.194404 1.030515	1,298,628.946 435,819.261 341,084.591 382,377.957 279,643.348
Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.479954 1.071769 1.795642 1.575602 1.418273 1.216160 1.000	$ $ $ $ $ $ $	1.879470 1.479954 1.071769 1.795642 1.575602 1.418273 1.216160	8,043.770 17,034.215 35,900.848 146,179.339 588,023.895 788,472.104 787,345
Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.012461 0.651797 1.354058 1.299401 1.133089 1.119660 1.000	$ $ $ $ $ $ $	1.263815 1.012461 0.651797 1.354058 1.299401 1.133089 1.119660	478,047.962 277,712.455 241,530.750 619,306.849 731,834.258 823,483.078 726,498
NVIT Developing Markets Fund Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.584728 1.616361 3.891618 2.751242 2.073960 1.599736 1.354948 0.861 0.967 1.000	$ $ $ $ $ $ $ $ $ $	2.959056 2.584728 1.616361 3.891618 2.751242 2.073960 1.599736 1.354948 0.861 0.967	188,347.959 186,456.755 331,070.362 300,196.346 335,623.400 59,141.282 17,450 19,723.371 27,483 4,208

57

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Columbia Variable Portfolio – Mid Cap Growth Fund – Class 2 Shares(7) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.888889 0.607483 1.187311 1.036234 0.993553 0.898302 0.841490 0.629 0.954 1.000	$ $ $ $ $ $ $ $ $ $	1.122080 0.888889 0.607483 1.187311 1.036234 0.993553 0.898302 0.841490 0.629 0.954	0.000 0.000 14,162.388 15,292.063 16,192.736 17,238.690 302,622 122,421.370 57,673 53,475
Seligman Communications and Information – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.371121 0.872746 1.391761 1.226661 1.019899 0.962243 0.880602 0.620 0.987 1.000	$ $ $ $ $ $ $ $ $ $	1.551428 1.371121 0.872746 1.391761 1.226661 1.019899 0.962243 0.880602 0.620 0.987	8,185.424 8,272.579 8,331.320 8,368.718 8,911.670 40,738.524 40,828 57,025.789 20,722 132,530
Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.099565 0.688017 1.170910 1.030456 0.888186 0.834695 0.815568 0.608 0.904 1.000	$ $ $ $ $ $ $ $ $ $	1.247301 1.099565 0.688017 1.170910 1.030456 0.888186 0.834695 0.815568 0.608 0.904	2,668.470 2,668.470 4,360.674 5,595.927 6,576.998 7,724.409 9,018 10,434.556 10,485 18,388
Vanguard – Equity Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.064898 0.854406 1.374558 1.323386 1.160267 1.123187 1.028400 0.812 1.000	$ $ $ $ $ $ $ $ $	1.206235 1.064898 0.854406 1.374558 1.323386 1.160267 1.123187 1.028400 0.812	1,711,014.034 1,729,233.443 2,165,078.126 1,980,074.352 2,025,082.911 2,326,524.061 2,586,038 1,832,289.179 1,054,250
Vanguard – Mid-Cap Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.299525 0.939186 1.637677 1.565432 1.396071 1.242604 1.047790 0.793 1.000	$ $ $ $ $ $ $ $ $	1.605934 1.299525 0.939186 1.637677 1.565432 1.396071 1.242604 1.047790 0.793	1,220,692.689 1,282,149.026 2,086,568.115 1,528,971.636 1,163,317.452 1,527,906.186 1,634,691 1,454,754.279 776,001
Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.525561 1.198435 1.937656 2.357239 1.772256 1.607610 1.249674 0.936 1.000	$ $ $ $ $ $ $ $ $	1.928620 1.525561 1.198435 1.937656 2.357239 1.772256 1.607610 1.249674 0.936	223,585.116 241,720.095 194,064.619 200,256.778 753,540.003 260,875.567 550,674 287,366.638 37,049
Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.821589 0.583745 1.075210 1.000000	$ $ $ $	0.937202 0.821589 0.583745 1.075210	310,000.785 214,348.979 151,917.344 23,835.391

58

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.242399 1.106983 1.163259 1.113133 1.076315 1.067869 1.061463 1.040 1.000	$ $ $ $ $ $ $ $ $	1.288556 1.242399 1.106983 1.163259 1.113133 1.076315 1.067869 1.061463 1.040	1,204,902.197 2,275,078.655 2,311,321.601 4,013,784.934 4,838,808.892 4,232,273.584 3,990,261 2,241,011.063 2,524,331
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.318376 1.262490 1.217198 1.154309 1.122658 1.112200 1.082852 1.056 1.000	$ $ $ $ $ $ $ $ $	1.384005 1.318376 1.262490 1.217198 1.154309 1.122658 1.112200 1.082852 1.056	2,814,081.372 2,962,764.746 3,058,830.415 1,097,558.715 1,125,093.709 1,133,754.349 1,100,529 1,243,279.529 93,787
Wanger International Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.997044 1.352632 2.522739 2.200552 1.627553 1.358616 1.058073 0.721 0.849 1.000	$ $ $ $ $ $ $ $ $ $	2.459066 1.997044 1.352632 2.522739 2.200552 1.627553 1.358616 1.058073 0.721 0.849	515,953.264 137,497.434 55,261.845 99,053.172 95,585.812 326,373.631 282,130 227,633.673 770,108 749,066
Wanger USA Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.375546 0.981170 1.650464 1.588907 1.494234 1.362500 1.168145 0.827 1.009 1.000	$ $ $ $ $ $ $ $ $ $	1.672533 1.375546 0.981170 1.650464 1.588907 1.494234 1.362500 1.168145 0.827 1.009	266,616.483 220,766.644 222,738.112 578,889.477 835,302.936 1,037,234.292 1,411,226 1,265,412.266 2,907,945 965,088
WFAVT Small Cap Value Fund Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.276084 0.808209 1.478767 1.510849 1.324460 1.153299 1.002056 0.735 0.970 1.000	$ $ $ $ $ $ $ $ $ $	1.474851 1.276084 0.808209 1.478767 1.510849 1.324460 1.153299 1.002056 0.735 0.970	33,284.219 42,835.592 58,458.913 80,092.746 99,755.291 99,610.153 227,049 375,435.186 2,638,983 2,004,437

59

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.941916 0.819781 1.000000	$ $ $	1.030758 0.941916 0.819781	0.000 0.000 0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	.0881874 0.723742 1.000000	$ $	0.983097 0.881874 0.723742	0.000 0.000 0.000
Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.316426 1.067017 1.374142 1.311160 1.215924 1.173316 1.085524 0.896 1.000	$ $ $ $ $ $ $ $ $	1.412819 1.316426 1.067017 1.374142 1.311160 1.215924 1.173316 1.085524 0.896	21,069.127 21,069.127 21,069.127 21,069.127 21,069.127 21,069.127 0.000 0.000 100
Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.186779 0.927903 1.560311 1.469855 1.290319 1.166804 1.037216 0.805 1.000	$ $ $ $ $ $ $ $ $	1.344067 1.186779 0.927903 1.560311 1.469855 1.290319 1.166804 1.037216 0.805	1,371.268 1,371.268 1,371.268 1,371.268 2,935.495 7,506.495 16,848 0.000 100
Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.316161 1.056864 1.449009 1.362474 1.240469 1.171796 1.067759 0.868 1.000	$ $ $ $ $ $ $ $ $	1.431255 1.316161 1.056864 1.449009 1.362474 1.240469 1.171796 1.067759 0.868	6,148.904 6,148.904 6,148.904 6,148.904 40,306.666 42,311.513 29,988 13,349.154 100
Transamerica Asset Allocation - Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.269176 1.005174 1.517482 1.428769 1.273905 1.176374 1.051623 0.839 1.000	$ $ $ $ $ $ $ $ $	1.409570 1.269176 1.005174 1.517482 1.428769 1.273905 1.176374 1.051623 0.839	5,142.134 5,142.134 5,142.134 9,114.298 55,727.721 53,800.489 48,522 585.533 100
Transamerica BlackRock Large Cap ValueVP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.002273 0.984649	$ $	1.090611 1.002273	30,469.017 33,714.012
Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	2.400642 1.826341 3.217370 3.500631 2.497286 2.233675 1.706483 1.276 1.250 1.143 0.895 1.000	$ $ $ $ $ $ $ $ $ $ $ $	2.735754 2.400642 1.826341 3.217370 3.500631 2.497286 2.233675 1.706483 1.276 1.250 1.143 0.895	33,640.530 35,920.042 274,837.443 103,450.227 249,301.608 309,360 552,346 418,031 305,095 185,954 2,881 0

60

1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	0.991628 0.776682 1.258394 1.221924 1.075522 1.055117 0.964689 0.759 1.022 1.179 1.343 1.154	$ $ $ $ $ $ $ $ $ $ $ $	1.125245 0.991628 0.776682 1.258394 1.221924 1.075522 1.055117 0.964689 0.759 1.022 1.179 1.343	364,245.217 372,220.826 780,974.419 1,252,111.674 1,539,104.181 1,930,602 2,468,796 2,285,629 3,700,425 3,225,502 1,662,594
Transamerica Morgan Stanley Capital Growth VP – Initial Class (1) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.970397 0.770040 1.228315 1.234065 1.056481 1.030271 0.958182 0.720000 0.970000 1.000000	$ $ $ $ $ $ $ $ $ $	1.218378 0.970397 0.770040 1.228315 1.234065 1.056481 1.030271 0.958182 0.720000 0.970000	25,141.901 25,141.901 25,426.153 25,483.353 25,475.559 28,175.644 29,657.000 31,511.599 45,661.000 1,000.000
Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.328436 1.016223 1.594091 1.482452 1.222593 1.099441 0.975993 0.791 1.000	$ $ $ $ $ $ $ $ $	1.446189 1.328436 1.016223 1.594091 1.482452 1.222593 1.099441 0.975993 0.791	0.000 0.000 0.000 0.000 1,043.112 1,044.823 1,047 2,132.979 100
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.360914 1.190434 1.243039 1.158142 1.127971 1.118783 1.086753 1.051000 1.000000	$ $ $ $ $ $ $ $ $	1.437263 1.360914 1.190434 1.243039 1.158142 1.127971 1.118783 1.086753 1.051000	839,301.572 15,260.416 51,238.251 649,050.917 37,201.235 17,675.286 24,567.000 43,093.952 100.000
Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.879105 0.643308 1.024345 0.948633 1.000000	$ $ $ $ $	1.164296 0.879105 0.643308 1.024345 0.948633	60,655.957 243,671.588 339,603.600 6,214.454 0.000
Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.206941 1.036844 1.000000	$ $ $	1.339839 1.206941 1.036844	0.000 0.000 0.000
Transamerica WMC Diversified Equity VP – Initial Class(2) Subaccount Inception Date July 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.243854 0.983872 1.773044 1.561692 1.334327 1.260166 1.168565 0.699 0.959 1.262 1.553 1.000	$ $ $ $ $ $ $ $ $ $ $ $	1.431931 1.243854 0.983872 1.773044 1.561692 1.334327 1.260166 1.168565 0.699 0.959 1.262 1.553	549,267.522 480,022.869 735,756.772 783,625.351 837,485 903,806 1,367,677.205 2,532,206 2,950,184 3,050,196 575,729

61

1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.028693 0.808171 1.519338 1.326262 1.238197 1.078385 0.945195 0.731 0.954 1.006582 1.487766 1.000000	$ $ $ $ $ $ $ $ $ $ $ $	1.194024 1.028693 0.808171 1.519338 1.326262 1.238197 1.078385 0.945195 0.731 0.954 1.006582 1.487766	663,907.893 1,209,655.161 1,603,889.971 2,004,161.623 452,823.257 524,861 707,788.225 788,920 1,460,416 1,343,845 246,122
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(3) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.610045 1.194059 2.051075 1.691505 1.633468 1.426398 1.241434 0.960 1.138 1.000	$ $ $ $ $ $ $ $ $ $	2.151956 1.610045 1.194059 2.051075 1.691505 1.633468 1.426398 1.241434 0.960 1.138	0.000 0.000 0.000 294.971 130.209 1,796.970 3,970 2,243.391 3,116 1,000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4) Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $ $ $	3.563074 2.525279 4.334826 3.527500 3.032749 2.710530 2.364745 1.258 2.109 1.662 1.520 1.192 1.000	$ $ $ $ $ $ $ $ $ $ $ $ $	4.578108 3.563074 2.525279 4.334826 3.527500 3.032749 2.710530 2.364745 1.258 2.109 1.662 1.520 1.192	110,870.293 108,428.705 159,956.073 259,606.496 420,700.829 575,710.446 723,452 1,060,687 1,141,264 1,228,998 1,310,663 541,663 1,000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $ $ $	1.248364 1.006558 1.670354 1.466684 1.205294 1.075061 0.940372 0.719 0.879 1.157 1.437 1.102 1.000	$ $ $ $ $ $ $ $ $ $ $ $ $	1.334210 1.248364 1.006558 1.670354 1.466684 1.205294 1.075061 0.940372 0.719 0.879 1.157 1.437 1.102	248,053.407 562,297.002 847,695.595 1,059,960.817 891,660.581 1,049,969.500 1,288,069 1,610,481 1,433,433 1,397,351 1,312,308 1,139,793 1,000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.885825 0.559981 1.058294 0.876700 0.809627 0.764064 0.723847 0.573 0.869 1.000	$ $ $ $ $ $ $ $ $ $	1.168616 0.885825 0.559981 1.058294 0.876700 0.809627 0.764064 0.723847 0.573 0.869	37,094.956 37,187.239 37,187.239 39,570.691 39,915.497 42,819.457 44,467 44,184.087 48,938 5,702
Transamerica Multi-Managed Balanced VP – Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.000000		$1.129662	510,657.204

62

1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.773078 0.512390 0.990058 0.838237 0.784981 0.768689 0.742478 0.524 0.914 1.000	$ $ $ $ $ $ $ $ $ $	0.903199 0.773078 0.512390 0.990058 0.838237 0.784981 0.768689 0.742478 0.524 0.914	0.000 0.000 0.000 62.982 60.059 3,010.100 4,550 4,265.645 9,401 1,000
AllianceBernstein Growth – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.850177 0.649465 1.148475 1.034758 1.063436 0.966842 0.856875 0.654 0.918 1.000	$ $ $ $ $ $ $ $ $ $	0.961553 0.850177 0.649465 1.148475 1.034758 1.063436 0.966842 0.856875 0.654 0.918	778.030 778.030 778.030 778.030 771.861 774.898 7,432 10,784.975 3,933 1,000
AllianceBernstein Large Cap Growth – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.818268 0.605771 1.021786 0.912916 0.932556 0.824168 0.772128 0.635 0.932 1.000	$ $ $ $ $ $ $ $ $ $	0.885448 0.818268 0.605771 1.021786 0.912916 0.932556 0.824168 0.772128 0.635 0.932	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,000 1,000
Columbia Variable Portfolio - Small Company Growth Fund – Class 1(6) Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $ $ $	1.390713 1.123356 1.927003 1.724030 1.556780 1.538377 1.400712 0.986 1.322 1.492 1.601 1.097 1.000	$ $ $ $ $ $ $ $ $ $ $ $ $	1.759011 1.390713 1.123356 1.927003 1.724030 1.556780 1.538377 1.400712 0.986 1.322 1.492 1.601 1.097	215,211.285 220,098.291 302,450.775 7,208.538 7,218.667 30,324 38,154 58,598 109,596 118,953 501,747 17,443 1,000
Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009483 1.000000	$ $	1.116232 1.009483	165,560.985 169,520.170
Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.038672 0.845662 1.312513 1.343518 1.301563 1.357403 1.242745 0.849 1.300 1.571 1.947 1.169	$ $ $ $ $ $ $ $ $ $ $ $	1.171290 1.038672 0.845662 1.312513 1.343518 1.301563 1.357403 1.242745 0.849 1.300 1.571 1.947	601,299.436 603,849.812 1,188,439.757 1,233,485.240 1,249,735.595 1,258,361 1,292,143 1,405,319 1,483,995 1,708,616 1,599,802 14,585

63

1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.800115 0.608599 0.944358 0.891775 0.830707 0.815795 0.781636 0.631 0.904 1.000	$ $ $ $ $ $ $ $ $ $	0.902965 0.800115 0.608599 0.944358 0.891775 0.830707 0.815795 0.781636 0.631 0.904	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,303.416 2,291 1,000
Dreyfus - VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.990191 0.822262 1.187631 1.128235 0.985396 0.960586 0.930410 0.782 0.955 1.000	$ $ $ $ $ $ $ $ $ $	1.122339 0.990191 0.822262 1.187631 1.128235 0.985396 0.960586 0.930410 0.782 0.955	0.000 0.000 0.000 0.000 412.077 40,184.744 138 0.000 1,000 1,000
Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$1.000000		$1.077255	104,697.670
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $ $ $	0.940410 0.744104 0.948635 0.925577 0.812349 0.775743 0.716340 0.603 0.804 0.946 1.064 1.062 1.000	$ $ $ $ $ $ $ $ $ $ $ $ $	1.038474 0.940410 0.744104 0.948635 0.925577 0.812349 0.775743 0.716340 0.603 0.804 0.946 1.064 1.062	558,967.994 578,527.130 828,351.772 31,163.808 46,013.834 69,339.203 80,846 135,584 140,048 314,705 400,549 166,796 1,000
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.446408 1.395420 1.358287 1.297240 1.264329 1.257748 1.232183 1.222 1.137 1.079 0.983 1.007	$ $ $ $ $ $ $ $ $ $ $ $	1.498663 1.446408 1.395420 1.358287 1.297240 1.264329 1.257748 1.232183 1.222 1.137 1.079 0.983	709,794.574 553,454.195 550,416.381 680,866.675 1,714,775.935 1,408,870.019 1,658,616 3,258,944 2,056,456 2,914,758 3,093,041 1,512,032
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.541169 1.023410 1.403687 1.377623 1.261891 1.247633 1.146467 0.952 0.953 0.954 1.065 1.056	$ $ $ $ $ $ $ $ $ $ $ $	1.742064 1.541169 1.023410 1.403687 1.377623 1.261891 1.247633 1.146467 0.952 0.953 0.954 1.065	157,267.971 422,667.694 540,712.774 662,622.925 565,488.063 1,014,085.600 1,072,205 1,403,596 1,549,197 757,527 697,331 327,458

64

1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.170427 1.182652 1.170677 1.134359 1.101212 1.088294 1.095739 1.105 1.106 1.082 1.036 1.005	$ $ $ $ $ $ $ $ $ $ $ $	1.153144 1.170427 1.182652 1.170677 1.134359 1.101212 1.088294 1.095739 1.105 1.106 1.082 1.036	403,285.541 743,200.919 1,249,600.218 1,336,292.814 1,613,196.565 1,313,538.901 1,720,995 1,961,385 2,716,197 4,646,619 3,521,141 13,680,189
Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.903661 0.675855 1.193404 1.030174 1.000000	$ $ $ $ $	1.043598 0.903661 0.675855 1.193404 1.030174	523,002.243 63,381.072 22,684.808 18,337.505 8,260.142
Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.475854 1.069323 1.792425 1.573556 1.417127 1.215778 1.000	$ $ $ $ $ $ $	1.873337 1.475854 1.069323 1.792425 1.573556 1.417127 1.215778	6,892.265 9,834.820 10,123.128 9,201.417 11,875.060 3,513.095 0.000
Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.009605 0.650292 1.351598 1.297684 1.132157 1.119292 1.000	$ $ $ $ $ $ $	1.259632 1.009605 0.650292 1.351598 1.297684 1.132157 1.119292	190,766.939 37,149.452 11,956.186 132,533.723 9,526.954 4,247.810 0.000
NVIT Developing Markets Fund Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	2.944501 1.842258 4.437695 3.138860 2.367318 1.826916 1.548132 0.984 1.106 1.206 1.714 1.055	$ $ $ $ $ $ $ $ $ $ $ $	3.369275 2.944501 1.842258 4.437695 3.138860 2.367318 1.826916 1.548132 0.984 1.106 1.206 1.714	105,816.806 107,663.006 206,723.144 240,264.706 210,393.969 101,675.861 123,841 117,968 80,829 140,619 146,101 19,596
Columbia Variable Portfolio – Mid Cap Growth Fund – Class 2 Shares(7) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.885141 0.605210 1.183442 1.033375 0.991297 0.896706 0.840411 0.628 0.954 1.000	$ $ $ $ $ $ $ $ $ $	1.116806 0.885141 0.605210 1.183442 1.033375 0.991297 0.896706 0.840411 0.628 0.954	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,114.743 11,998 10,884
Seligman Communications and Information – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.365319 0.869486 1.387259 1.223302 1.017612 0.960560 0.879498 0.620 0.986 1.000	$ $ $ $ $ $ $ $ $ $	1.544109 1.365319 0.869486 1.387259 1.223302 1.017612 0.960560 0.879498 0.620 0.986	0.000 0.000 0.000 57.113 54.467 2,745.404 4,204 3,974.002 8,871 1,000

65

1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.094951 0.685471 1.167149 1.027642 0.886187 0.833227 0.814539 0.608 0.904 1.000	$ $ $ $ $ $ $ $ $ $	1.241456 1.094951 0.685471 1.167149 1.027642 0.886187 0.833227 0.814539 0.608 0.904	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,000 1,000
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.060886 0.851593 1.370707 1.320331 1.158158 1.121695 1.027545 0.812 1.000	$ $ $ $ $ $ $ $ $	1.201108 1.060886 0.851593 1.370707 1.320331 1.158158 1.121695 1.027545 0.812	524,666.834 511,364.813 764,709.537 454,872.692 108,286.744 71,319.618 53,454 7,279.236 11,717
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.294610 0.936100 1.633113 1.561850 1.393553 1.240967 1.046930 0.793 1.000	$ $ $ $ $ $ $ $ $	1.599087 1.294610 0.936100 1.633113 1.561850 1.393553 1.240967 1.046930 0.793	413,575.780 438,750.795 783,542.703 401,760.404 40,643.523 38,049.440 30,522 18,321.323 100
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.519797 1.194502 1.932260 2.351847 1.769063 1.605513 1.248657 0.935 1.000	$ $ $ $ $ $ $ $ $	1.920390 1.519797 1.194502 1.932260 2.351847 1.769063 1.605513 1.248657 0.935	3,365.295 3,706.820 10,109.461 10,716.258 9,301.398 2,718.497 2,844 9,360.825 100
Vanguard - International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.820503 0.583266 1.074855 1.000000	$ $ $ $	0.935496 0.820503 0.583266 1.074855	68,004.222 64,434.438 22,352.017 18,140.180
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.237721 1.103361 1.160033 1.110591 1.074372 1.066483 1.060600 1.040 1.000	$ $ $ $ $ $ $ $ $	1.283083 1.237721 1.103361 1.160033 1.110591 1.074372 1.066483 1.060600 1.040	156,667.801 746,436.615 802,358.248 905,055.781 107,254.001 27,909.504 26,753 8,231.622 100
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.313440 1.258379 1.213833 1.151693 1.120651 1.110758 1.081972 1.056 1.000	$ $ $ $ $ $ $ $ $	1.378153 1.313440 1.258379 1.213833 1.151693 1.120651 1.110758 1.081972 1.056	1,025,459.101 1,002,287.415 1,175,105.680 24,717.171 33,117.516 26,577.073 28,410 55,425.628 100

66

1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Wanger International Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	3.338988 2.262668 4.222104 3.684712 2.726592 2.277159 1.576808 1.210 1.425 1.835 2.584 1.159	$ $ $ $ $ $ $ $ $ $ $ $	4.109455 3.338988 2.262668 4.222104 3.684712 2.726592 2.277159 1.576808 1.210 1.425 1.835 2.584	317,727.930 430,147.065 629,320.352 650,318.429 674,657.416 547,925.827 618,167 636,203 631,422 685,552 726,164 305,860
Wanger USA Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.851261 1.321140 2.223436 2.141575 2.014972 1.838244 1.774295 1.117 1.363 1.243 1.373 1.114	$ $ $ $ $ $ $ $ $ $ $ $	2.249857 1.851261 1.321140 2.223436 2.141575 2.014972 1.838244 1.774295 1.117 1.363 1.243 1.37	108,590.953 104,872.900 148,512.460 366,352.565 451,329.58 595,039.213 699,936 747,927 647,177 307,380 432,510 549,766
WFAVT Small Cap Value Fund Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $ $	1.619647 1.026316 1.878770 1.920476 1.684384 1.467416 1.275611 0.936 1.236 1.205 1.134 1.185	$ $ $ $ $ $ $ $ $ $ $ $	1.871019 1.619647 1.026316 1.878770 1.920476 1.684384 1.467416 1.275611 0.936 1.236 1.205 1.134	226,964.946 232,787.865 335,188.632 537,430.956 665,523.401 836,218.778 945,190 1,224,503 1,319,287 1,171,504 1,117,504 246,470

67

1.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.940376 0.819250 1.000000	$ $ $	1.028052 0.940376 0.819250	0.000 0.000 0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.880438 0.723266 1.000000	$ $ $	0.980534 0.880438 0.723266	0.000 0.000 0.000
Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.306552 1.060055 1.366524 1.305179 1.211571 1.170262 1.083754 0.896 1.000	$ $ $ $ $ $ $ $ $	1.400842 1.306552 1.060055 1.366524 1.305179 1.211571 1.170262 1.083754 0.896	0.000 0.000 0.000 15,803.995 18,309.908 19,307.957 12,545 0.000 100
Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.177841 0.921822 1.551630 1.463112 1.285660 1.163725 1.035506 0.804 1.000	$ $ $ $ $ $ $ $ $	1.332631 1.177841 0.921822 1.551630 1.463112 1.285660 1.163725 1.035506 0.804	0.000 0.000 921.286 2,066.720 6,539.453 5,652.197 0.000 0.000 100
Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.306232 1.049927 1.440929 1.356216 1.235988 1.168706 1.065987 0.867 1.000	$ $ $ $ $ $ $ $ $	1.419075 1.306232 1.049927 1.440929 1.356216 1.235988 1.168706 1.065987 0.867	31,723.535 31,886.957 32,052.372 50,445.620 40,159.890 40,326.160 40,496 40,665.279 100
Transamerica Asset Allocation - Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.259637 0.998601 1.509060 1.422241 1.269325 1.173297 1.049905 0.839 1.000	$ $ $ $ $ $ $ $ $	1.397604 1.259637 0.998601 1.509060 1.422241 1.269325 1.173297 1.049905 0.839	591,874.226 0.000 0.000 1,761.858 7,665.583 6,837.683 5,850 4,282.186 100
Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.002155 0.984646	$ $	1.089398 1.002155	34,366.148 47,791.579
Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.962706 1.494639 2.635641 2.870526 2.049782 1.835214 1.403452 1.050 1.030 1.000	$ $ $ $ $ $ $ $ $ $	2.234485 1.962706 1.494639 2.635641 2.870526 2.049782 1.835214 1.403452 1.050 1.030	14,430.348 60,138.522 68,246.274 20,691.063 9,912.922 8,551.712 12,187 13,400.626 10,545 8,587
Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.903834 0.708612 1.149239 1.117048 0.984181 0.966463 0.884507 0.697 0.939 1.000	$ $ $ $ $ $ $ $ $ $	1.024615 0.903834 0.708612 1.149239 1.117048 0.984181 0.966463 0.884507 0.697 0.939	0.000 0.000 14,013.309 25,335.587 43,691.068 18,196.271 17,639 28,351.051 13,804 8,566

68

1.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Morgan Stanley Capital Growth VP – Initial Class(1) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.962247 0.764325 1.220416 1.227346 1.051759 1.026675 0.955783 0.718 0.970 1.000	$ $ $ $ $ $ $ $ $ $	1.206952 0.962247 0.764325 1.220416 1.227346 1.051759 1.026675 0.955783 0.718 0.970	7,002.711 7,002.711 7,002.711 7,002.711 7,002.711 8,756.133 8,756 18,835.741 25,207 11,349
Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.318408 1.009553 1.585221 1.475665 1.218190 1.096562 0.974401 0.790 1.000	$ $ $ $ $ $ $ $ $	1.433859 1.318408 1.009553 1.585221 1.475665 1.218190 1.096562 0.974401 0.790	41,784.894 42,929.269 82,278.938 115,844.770 145,016.548 141,353.212 148,595 200,731.361 20,477
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.350664 1.182628 1.236115 1.152824 1.123893 1.115839 1.084965 1.051 1.000	$ $ $ $ $ $ $ $ $	1.425040 1.350664 1.182628 1.236115 1.152824 1.123893 1.115839 1.084965 1.051	225,039.560 266,043.311 43,150.748 17,845.199 26,812.847 11,541.545 0.000 8,140.996 8,679
Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.875925 0.641620 1.022668 0.948016 1.000000	$ $ $ $ $	1.158934 0.875925 0.641620 1.022668 0.948016	27,008.249 30,744.280 0.000 0.000 0.000
Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.205576 1.036698 1.000000	$ $ $	1.337000 1.205576 1.036698	20,385.214 21,454.324 0.000
Transamerica WMC Diversified Equity VP – Initial Class(2) Subaccount Inception Date July 1, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.234687 0.977578 1.763443 1.554773 1.329727 1.257058 1.166829 0.935 1.000	$ $ $ $ $ $ $ $ $	1.419984 1.234687 0.977578 1.763443 1.554773 1.329727 1.257058 1.166829 0.935	9,996.449 20,393.041 3,068.908 3,079.746 15,937.325 16,069.543 16,066 16,029.463 12,186
Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date July 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.020029 0.802161 1.509538 1.319019 1.232651 1.074597 0.942810 0.730 0.954 1.000	$ $ $ $ $ $ $ $ $ $	1.182792 1.020029 0.802161 1.509538 1.319019 1.232651 1.074597 0.942810 0.730 0.954	103,329.712 136,086.607 180,870.684 269,331.205 405,060.079 221,388.747 169,327 137,151.985 113,981 53,623
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(3) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.596555 1.185223 2.037901 1.682307 1.626177 1.421432 1.238328 0.959 1.137 1.000	$ $ $ $ $ $ $ $ $ $	2.131829 1.596555 1.185223 2.037901 1.682307 1.626177 1.421432 1.238328 0.959 1.137	7,635.398 7,417.595 39,404.666 39,705.020 54,208.278 49,796.309 59,023 20,366.816 17,094 1,000

69

1.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4) Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.715479 1.217019 2.091171 1.703392 1.465918 1.311451 1.145278 0.610 1.023 1.000	$ $ $ $ $ $ $ $ $ $	2.202015 1.715479 1.217019 2.091171 1.703392 1.465918 1.311451 1.145278 0.610 1.023	12,525.389 76,872.668 110,415.289 48,006.453 77,822.210 84,093.601 114,706 132,273.214 152,626 134,067
Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.293266 1.043789 1.733851 1.523944 1.253581 1.119234 0.979979 0.750 0.917 1.000	$ $ $ $ $ $ $ $ $ $	1.380840 1.293266 1.043789 1.733851 1.523944 1.253581 1.119234 0.979979 0.750 0.917	30,959.899 68,874.339 66,071.068 240,737.009 259,086.156 250,248.818 258,885 100,503.265 4,406 1,093
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.878388 0.555830 1.051512 0.871949 0.806021 0.761401 0.722038 0.572 0.869 1.000	$ $ $ $ $ $ $ $ $ $	1.157667 0.878388 0.555830 1.051512 0.871949 0.806021 0.761401 0.722038 0.572 0.869	36,463.135 47,590.456 14,733.247 23,204.401 30,578.077 35,142.703 51,763 56,300.774 63,015 59,771
Transamerica Multi-Managed Balanced VP – Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.000000		$1.128916	29,973.325
AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.766596 0.508594 0.983689 0.833665 0.781468 0.765998 0.740613 0.523 0.914 1.000	$ $ $ $ $ $ $ $ $ $	0.894744 0.766596 0.508594 0.983689 0.833665 0.781468 0.765998 0.740613 0.523 0.914	8,698.621 8,746.643 27,210.755 27,243.465 27,818.541 39,207.697 38,586 59,514.847 24,846 14,447
AllianceBernstein Growth – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.843054 0.644658 1.141097 1.029129 1.058695 0.963479 0.854738 0.645 0.913 1.000	$ $ $ $ $ $ $ $ $ $	0.952564 0.843054 0.644658 1.141097 1.029129 1.058695 0.963479 0.854738 0.645 0.913	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,000 1,000

70

1.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
AllianceBernstein Large Cap Growth – Class B Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.811432 0.601296 1.015237 0.907953 0.928400 0.821301 0.770199 0.634 0.932 1.000	$ $ $ $ $ $ $ $ $ $	0.877173 0.811432 0.601296 1.015237 0.907953 0.928400 0.821301 0.770199 0.634 0.932	1,051.595 1,058.141 4,098.059 4,113.805 24,858.599 24,767.680 6,712 9,547.106 1,000 1,000
Columbia Variable Portfolio Small Company Growth Fund – Class 1(6) Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.001484 0.809752 1.390417 1.245199 1.125502 1.113285 1.014658 0.715 0.960 1.000	$ $ $ $ $ $ $ $ $ $	1.265453 1.001484 0.809752 1.390417 1.245199 1.125502 1.113285 1.014658 0.715 0.960	19,610.998 26,418.685 27,809.092 108,589.947 150,947.571 157,500.664 171,442 140,687.661 13,547 12,157
Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009425 1.000000	$ $	1.115067 1.009425	11,118.159 12,121.001
Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.817581 0.666321 1.035199 1.060697 1.028592 1.073773 0.984031 0.673 1.031 1.000	$ $ $ $ $ $ $ $ $ $	0.921076 0.817581 0.666321 1.035199 1.060697 1.028592 1.073773 0.984031 0.673 1.031	2,660.744 8,217.574 48,937.039 118,275.787 133,307.778 153,546.730 170,650 136,901.474 2,480 1,000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.793442 0.604114 0.938332 0.886952 0.827018 0.812955 0.779695 0.630 0.903 1.000	$ $ $ $ $ $ $ $ $ $	0.894557 0.793442 0.604114 0.938332 0.886952 0.827018 0.812955 0.779695 0.630 0.903	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,000 1,000
Dreyfus VIF - Appreciation Portfolio – Service Class Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.981896 0.816180 1.180014 1.122111 0.981016 0.957253 0.928094 0.780 0.954 1.000	$ $ $ $ $ $ $ $ $ $	1.111837 0.981896 0.816180 1.180014 1.122111 0.981016 0.957253 0.928094 0.780 0.954	5,745.093 5,745.093 5,745.093 5,745.093 41,475.874 56,453.815 178,902 205,481.891 71,732 5,143
Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$1.000000		$1.076398	24,023.683
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.052000 0.833212 1.063290 1.038473 0.912336 0.872093 0.806093 0.679 0.907 1.000	$ $ $ $ $ $ $ $ $ $	1.160569 1.052000 0.833212 1.063290 1.038473 0.912336 0.872093 0.806093 0.679 0.907	13,485.620 75,471.076 90,020.461 0.000 0.000 0.000 0.000 0.000 8,642 8,642

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1.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.296637 1.252143 1.220026 1.166337 1.137861 1.133045 1.111107 1.103 1.027 1.000	$ $ $ $ $ $ $ $ $ $	1.342170 1.296637 1.252143 1.220026 1.166337 1.137861 1.133045 1.111107 1.103 1.027	11,332.096 18,911.948 23,756.093 29,131.820 24,223.812 18,698.886 250,770 298,079.391 75,065 12,377
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.582373 1.051804 1.444060 1.418647 1.300738 1.287298 1.184084 0.984 0.986 1.000	$ $ $ $ $ $ $ $ $ $	1.786871 1.582373 1.051804 1.444060 1.418647 1.300738 1.287298 1.184084 0.984 0.986	25,715.960 37,883.628 31,820.915 208,583.113 223,088.918 289,553.593 320,725 244,963.866 63,680 1,000
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.056763 1.068837 1.059061 1.027234 0.998193 0.987448 0.995191 1.004 1.007 1.000	$ $ $ $ $ $ $ $ $ $	1.040125 1.056763 1.068837 1.059061 1.027234 0.998193 0.987448 0.995191 1.004 1.007	26,616.986 41,103.833 257,896.714 232,117.474 44,985.668 53,785.535 155,301 154,453.039 1,070,057 28,104
Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.900389 0.674086 1.191464 1.029509 1.000000	$ $ $ $ $	1.038809 0.900389 0.674086 1.191464 1.029509	117,753.707 169,626.414 249,426.982 140,353.462 0.000
Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.467622 1.064410 1.785955 1.569426 1.414798 1.214972 1.000	$ $ $ $ $ $ $	1.861053 1.467622 1.064410 1.785955 1.569426 1.414798 1.214972	3,683.070 4,123.844 14,829.452 22,169.259 36,341.511 26,261.801 8,787
Fidelity -VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	1.003992 0.647303 1.346727 1.294293 1.130312 1.118571 1.000	$ $ $ $ $ $ $	1.251388 1.003992 0.647303 1.346727 1.294293 1.130312 1.118571	57,559.755 91,765.172 24,734.299 34,894.132 15,868.268 0.000 0.000
NVIT Developing Markets Fund Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	2.552260 1.598425 3.854162 2.728811 2.060082 1.591370 1.349863 0.859 0.966 1.000	$ $ $ $ $ $ $ $ $ $	2.917578 2.552260 1.598425 3.854162 2.728811 2.060082 1.591370 1.349863 0.859 0.966	41,425.200 25,362.601 29,248.593 40,011.422 42,265.443 23,554.711 0.000 20,001.792 21,737 1,000

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1.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Columbia Variable Portfolio – Mid Cap Growth Fund – Class 2 Shares(7) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	0.877747 0.600744 1.175876 1.027780 0.986902 0.893614 0.838336 0.627 0.953 1.000	$ $ $ $ $ $ $ $ $ $	1.106387 0.877747 0.600744 1.175876 1.027780 0.986902 0.893614 0.838336 0.627 0.953	7,290.586 7,290.586 7,290.586 7,290.586 22,447.192 26,730.486 42,628 46,969.583 59,743 49,584
Seligman Communications and Information – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.353918 0.863073 1.378389 1.216681 1.013090 0.957232 0.877298 0.619 0.986 1.000	$ $ $ $ $ $ $ $ $ $	1.529714 1.353918 0.863073 1.378389 1.216681 1.013090 0.957232 0.877298 0.619 0.986	15,090.022 15,534.240 15,918.641 16,287.151 39,535.062 42,502.992 29,801 24,114.392 11,301 11,301
Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares(8) Subaccount Inception Date June 18, 2001	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.085749 0.680374 1.159634 1.022041 0.882239 0.830332 0.812512 0.607 0.904 1.000	$ $ $ $ $ $ $ $ $ $	1.229819 1.085749 0.680374 1.159634 1.022041 0.882239 0.830332 0.812512 0.607 0.904	7,580.268 7,580.268 7,580.268 7,580.268 23,663.401 28,169.470 45,039 56,389.496 56,446 53,553
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.052907 0.846021 1.363082 1.314289 1.153991 1.118757 1.025867 0.811 1.000	$ $ $ $ $ $ $ $ $	1.190889 1.052907 0.846021 1.363082 1.314289 1.153991 1.118757 1.025867 0.811	170,890.855 375,507.615 390,901.054 984,214.655 1,204,048.079 1,230,433.729 1,156,670 927,651.775 41,850
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.284865 0.929969 1.624029 1.554692 1.388538 1.237707 1.045212 0.792 1.000	$ $ $ $ $ $ $ $ $	1.585493 1.284865 0.929969 1.624029 1.554692 1.388538 1.237707 1.045212 0.792	83,869.619 66,258.001 83,943.493 315,578.261 416,135.795 495,103.346 606,226 571,647.749 102,559
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.508357 1.186677 1.921505 2.341063 1.762687 1.601291 1.246601 0.935 1.000	$ $ $ $ $ $ $ $ $	1.904062 1.508357 1.186677 1.921505 2.341063 1.762687 1.601291 1.246601 0.935	39,160.743 35,381.154 45,655.751 173,110.699 212,462.784 238,927.087 427,613 371,815.723 62,291
Vanguard - International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.818353 0.582305 1.074151 1.000	$ $ $ $	0.932120 0.818353 0.582305 1.074151	87,897.518 231,840.810 266,919.683 0.000

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1.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Vanguard - Short-Term Investment – Grade Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.228381 1.096116 1.153549 1.105485 1.070498 1.063662 1.058843 1.039 1.000	$ $ $ $ $ $ $ $ $	1.272140 1.228381 1.096116 1.153549 1.105485 1.070498 1.063662 1.058843 1.039	60,234.159 183,806.852 100,684.853 270,809.495 292,657.834 259,046.866 293,155 221,490.383 36,469
Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	1.303554 1.250139 1.207073 1.146405 1.116605 1.107827 1.080190 1.055 1.000	$ $ $ $ $ $ $ $ $	1.366424 1.303554 1.250139 1.207073 1.146405 1.116605 1.107827 1.080190 1.055	113,652.545 173,293.566 148,013.878 347,716.709 260,344.363 232,376.453 248,274 222,708.098 18,889
Wanger International Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.972050 1.337676 2.498544 2.182688 1.616721 1.351552 1.163767 0.719 0.848 1.000	$ $ $ $ $ $ $ $ $ $	2.424713 1.972050 1.337676 2.498544 2.182688 1.616721 1.351552 1.163767 0.719 0.848	52,621.429 32,609.505 49,768.824 113,056.154 126,170.707 109,312.544 209,884 171,179.180 53,272 9,227
Wanger USA Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.358274 0.970276 1.634561 1.575942 1.484231 1.355374 1.054130 0.826 1.008 1.000	$ $ $ $ $ $ $ $ $ $	1.649095 1.358274 0.970276 1.634561 1.575942 1.484231 1.355374 1.054130 0.826 1.008	34,403.913 26,614.663 46,898.341 48,851.117 125,238.377 126,980.115 148,306 199,514.923 50,096 17,347
WFAVT Small Cap Value Fund Subaccount Inception Date October 26, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $ $	1.260082 0.799261 1.464568 1.498571 1.315636 1.147293 0.998315 0.733 0.969 1.000	$ $ $ $ $ $ $ $ $ $	1.454218 1.260082 0.799261 1.464568 1.498571 1.315636 1.147293 0.998315 0.733 0.969	10,252.213 109,257.550 145,779.581 124,642.046 164,909.725 157,726.023 160,792 116,838.527 47,498 39,481

(1)	Formerly known as Transamerica Focus VP
(2)	Formerly known as Transamerica Diversified Equity VP
(3)	Formerly known as Transamerica Growth Opportunities VP
(4)	Formerly known as Transamerica Small/Mid Cap Value VP
(5)	Formerly known as Transamerica Balanced VP

(6)	Formerly Columbia Small Company Growth Fund – Class A
(7)	Formerly Seligman Capital Portfolio
(8)

Seligman Communications and Information was reorganized into Seligman Global Technology Portfolio. Seligman Global Technology Portfolio was renamed Columbia Variable Portfolio – Seligman Global Technology Fund

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APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment choices that may be different than described in the Prospectus. (The Policy Form Number appears on the bottom left-hand corner of your Policy.) Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss.

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Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge	$0 - $30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.35%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.50%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2010. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.78%	2.40%

(1)	The fee table information relating to the underlying funds was provided to Monumental by the underlying funds, their investment advisers or managers, and Monumental has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assumes that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$395	$1,198	$2,019	$4,148

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

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The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Monumental receives Due Proof of Death of the Annuitant, Monumental will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental or

(2)	the Adjusted Death Benefit.

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The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

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If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

79

APPENDIX C

DEATH BENEFIT – ADJUSTED PARTIAL WITHDRAWAL

Adjusted Partial Withdrawal. If you make a partial withdrawal, then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial withdrawal. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by (2), where:

(1)	is the gross partial withdrawal;

(2)	is the adjustment factor = current death proceeds prior to the gross partial withdrawal divided by the policy value prior to the gross partial withdrawal, where death proceeds are equal to the maximum of policy value, cash value, and the death benefit.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

$75,000	current guaranteed minimum death benefit before withdrawal
$50,000	current policy value before withdrawal
$75,000	current death benefit proceeds
$15,600	Total gross partial withdrawal
$23,400	adjusted partial withdrawal = 15,600 * (75,000/50,000)
$51,600	new guaranteed minimum death benefit (after withdrawal) = 75,000 - 23,400
$34,400	new policy value (after withdrawal)=50,000 – 15,600

Summary:

Reduction in guaranteed minimum death benefit	= $	23,400
Reduction in policy value	= $	15,600

This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values, assuming there is no excess interest adjustment. Your experience will vary based on the circumstances at the time of withdrawal.

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

EXAMPLE 2

$50,000	current guaranteed minimum death benefit before withdrawal
$75,000	current policy value before withdrawal
$75,000	current death benefit proceeds
$15,450	Total gross partial withdrawal
$15,450	adjusted partial withdrawal = 15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after withdrawal) = 50,000 - 15,450
$59,550	new policy value (after withdrawal) = 75,000 – 15,450

Summary:

Reduction in guaranteed minimum death benefit	= $	15,450
Reduction in policy value	= $	15,450

This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values, assuming there is no excess interest adjustment. Your experience will vary based on the circumstances at the time of withdrawal.

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

80

APPENDIX D

ADDITIONAL DEATH BENEFIT — ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

81

APPENDIX E

ADDITIONAL DEATH DISTRIBUTION - II – ADDITIONAL INFORMATION

Assume the Additional Death Distribution – I is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

82

APPENDIX F

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining before the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but before the withdrawal of the excess amount; and

C	is the total withdrawal base before the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD       = $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) =       $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

83

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD	= $10,000

EWD	= $5,500 ($10,000 - $4,500)

PV	= $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One.   The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two.   Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 4.5% WD)) * TWB before any adjustments

2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three.   Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75 pro rata amount.

Step Four.   What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result.   The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal), we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity before the next January 1st.

Step One.   What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result.	Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

84

ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2011

to the

Prospectus dated May 1, 2011

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Select® Variable Annuity dated May 1, 2011

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Supplement dated May 1, 2011

To the

Prospectus dated May 1, 2011

The following investment choices are hereby added to your policy:

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA U.S. Large Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Targeted Value Portfolio

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

The following hereby amends, and to the extent inconsistent replaces, the Summary in the prospectus.

EXPENSES

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.45% from the assets in each Subaccount.

DEATH BENEFIT

When you purchase a policy you generally may choose the following death benefit:

•	Return of Premium.

ADDITIONAL FEATURES

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”) referred to in the base prospectus are not available for this policy.

This Prospectus Supplement must be accompanied

by the Prospectus for The Advisor’s Edge Select® Variable Annuity

dated May 1, 2011

The following hereby amends, and to the extent inconsistent replaces, SECTION 5 – EXPENSES; Mortality and Expense Risk Fee in the prospectus.

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is at an annual rate of 1.30%.

The following hereby amends, and to the extent inconsistent replaces, SECTION 8 – DEATH BENEFIT; Guaranteed Minimum Death Benefit Options in the prospectus.

The Guaranteed Minimum Death Benefit for this Policy is Return of Premium. The “6 Year Step-Up Death Benefit” and “Double Enhanced Death Benefit” referred to in the base prospectus are not available for this Policy.

The following hereby amends, and to the extent inconsistent replaces, SECTION 10 – ADDITIONAL FEATURES in the prospectus.

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”) referred to in the base prospectus are not available for this Policy.

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

1.45%
Subaccount	Year	Beginning AUV		Ending AUV		#Units
DFA - VA Global Bond Portfolio Subaccount Inception Date May 1, 2005	2010 2009 2008 2007 2006 2005	$ $ $ $ $ $	1.130702 1.094417 1.062949 1.023064 1.000000 1.000000	$ $ $ $ $ $	1.176194 1.130702 1.094417 1.062949 1.023064 1.000493	4,742,098.673 4,611,056.717 5,385,364.911 5,255,537.693 2,947,675.258 695,696
DFA - VA International Small Portfolio Subaccount Inception Date May 1, 2005	2010 2009 2008 2007 2006 2005	$ $ $ $ $ $	1.185644 0.859987 1.527464 1.453775 1.000000 1.000000	$ $ $ $ $ $	1.458578 1.185644 0.859987 1.527464 1.453775 1.181505	2,330,881.176 2,626,363.390 2,540,689.418 2,242,272.840 1,323,837.957 282,882
DFA - VA International Value Portfolio Subaccount Inception Date May 1, 2005	2010 2009 2008 2007 2006 2005	$ $ $ $ $ $	1.223955 0.900190 1.685294 1.543868 1.000000 1.000000	$ $ $ $ $ $	1.333488 1.223955 0.900190 1.685294 1.543868 1.164691	2,327,538.315 2,568,981.563 2,385,163.617 2,126,786.067 1,282,415.053 283,382
DFA - VA U.S. Large Value Portfolio Subaccount Inception Date May 1, 2005	2010 2009 2008 2007 2006 2005	$ $ $ $ $ $	0.942883 0.736221 1.242846 1.299199 1.000000 1.000000	$ $ $ $ $ $	1.121135 0.942883 0.736221 1.242846 1.299199 1.100053	3,839,165.042 4,505,459.858 4,104,248.283 3,673,658.601 1,960,304.650 384,322
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date May 1, 2005	2010 2009 2008 2007 2006 2005	$ $ $ $ $ $	1.104649 1.100172 1.073710 1.037732 1.000000 1.000000	$ $ $ $ $ $	1.100892 1.104649 1.100172 1.073710 1.037732 1.006178	4,968,659.136 4,680,267.337 5,328,285.979 5,173,276.104 2,908,505.915 694,631
DFA - VA U.S. Targeted Value Portfolio Subaccount Inception Date May 1, 2005	2010 2009 2008 2007 2006 2005	$ $ $ $ $ $	0.901098 0.721994 1.161597 1.369745 1.000000 1.000000	$ $ $ $ $ $	1.146436 0.901098 0.721994 1.161597 1.369745 1.148732	3,838,141.112 4,574,769.696 4,187,480.011 3,555,073.280 1,822,885.703 367,614

2

SEPARATE ACCOUNT VA CC

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Offered by

MONUMENTAL LIFE INSURANCE COMPANY

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge Select® Variable Annuity policy (the “Policy”) offered by Monumental Life Insurance Company (the “Company” or “Monumental”). You may obtain a copy of the Prospectus dated May 1, 2011, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2011

2

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — On the Annuity Commencement Date an amount equal to the policy value increased or decreased by any excess interest adjustments were applied.

Administrative and Service Office — Monumental Life Insurance Company, Attn: Customer Care Group 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Monumental. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 98.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for business.

Cash Value — The Policy Value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees. This value is applied upon surrender.

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts withdrawn upon partial withdrawals, surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the Owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the Policy that are part of Monumental’s general assets and are not in the Separate Account.

Good Order — An instruction that Monumental receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that Monumental does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Guaranteed Period Options (“GPO”) — The various guaranteed interest rate periods of the fixed account, that Monumental may offer and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy — A policy that does not qualify for special federal income tax treatment under the Code.

3

Owner (Policy Owner, You, Your) — The individual or entity that owns an individual policy.

Policy — The individual policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to Monumental by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner — A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives Monumental the information it requires. For some transactions, Monumental may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements for good order that Monumental establishes for such notices.

4

THE POLICY — GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Monumental; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Monumental has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Monumental has received written notice of the trust as a successor owner signed before the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Monumental.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice; however, Monumental is not responsible for payments made or other action taken before the change is recorded. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Monumental and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Monumental.

5

MISSTATEMENT OF AGE OR GENDER

Monumental may require proof of age and gender before making Annuity Payments. If the Annuitant’s stated age, gender or both in the Policy are incorrect; Monumental will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age and gender. In the case of correction of the stated age and/or gender after payments have commenced, Monumental will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you before the Annuity Date and during the Annuitant’s lifetime. Monumental is not responsible for the validity of any assignment. No assignment will be recognized until Monumental receives, in good order at the Administrative and Service Office, the appropriate Monumental form notifying Monumental of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Monumental shall not be liable as to any payment or other settlement made by Monumental before receipt of the appropriate Monumental form.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Monumental sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S =	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G =	the guaranteed interest rate applicable to S.

C =	the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this policy form or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

There is no cap on positive EIA adjustment. The floor on a negative EIA is effective on full surrender.

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On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days before the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount resulting from:

(a)	=	any increase or decrease in the value of the Subaccount attributable to investment results;

(b)	=	a daily charge assessed at an annual rate of 1.30% for the mortality and expense risks assumed by Monumental of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of 0.15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by

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us, however, in good order, at least ten Business Days before the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Monumental will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments (i.e. the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity Commencement Date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.50%
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

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*	Expenses included in the calculations are 1.30% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)[6]-1]
cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Monumental will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

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Where:

(1) [P]	equals a hypothetical Initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Monumental may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

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Reports and marketing materials may, from time to time, include information concerning the rating of Monumental Life Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

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•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Monumental. The assets are kept physically segregated and held separate and apart from Monumental's general account assets. The general account contains all of the assets of Monumental. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations there under, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss federal gift, estate or any other state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be

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treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law – e.g. civil union partners and same-sex marriages spouses – may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Monumental has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

INCIDENTAL DEATH BENEFITS

The Policy may include optional death benefit features, the value of which may exceed the value of the Policy or premium payments made under the Policy. Federal tax laws limit the value of such incidental death benefits in tax-qualified pension, profit-sharing and 403(b) plans. Further, the Internal Revenue Service has not yet reviewed this Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the Policy comport with qualification requirements. The actuarial present value of death benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a qualified tax adviser before purchasing an optional death benefit.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such

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a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies and Roth IRA policies. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

Monumental makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when

14

distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012 The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs in 2011 (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees generally are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the

15

taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF MONUMENTAL

Monumental at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Monumental and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF MONUMENTAL

Monumental is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Commerce, Insurance Division. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Monumental as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Monumental, including the liabilities and reserves of the Separate Account the operations of Monumental are also examined periodically by the National Association of Insurance Commissioners. In addition, Monumental is subject to regulation under the insurance laws of the other jurisdictions in which it may operate.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Monumental. As presently required by the Investment Company Act of 1940 and regulations promulgated there under, Monumental will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports as required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Monumental sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Capital, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like Monumental, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

16

The Policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. The selling firm and/or its affiliates are also licensed under state insurance laws.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal years 2010, 2009 and 2008, the amount paid to TCI in connection with all Policies sold through the separate account was $795,561, $739,291, and $1,046,775. TCI passed through commissions it received to selling firms and their sales and does not retain any portion of them.

ADMINISTRATIVE SERVICES CONTRACT

We and TCI, the principal underwriter for the Policies, have contracted with Symmetry Partners, LLC (“Symmetry”), to provide certain administrative services. The administrative services include customer service, aggregation of customer statements, performance reporting, and marketing support. We pay Symmetry an annual fee equal to 0.20% of the amount of assets in the Policies that Symmetry provides administrative services for registered representatives. During 2008, 2009 and 2010, we paid Symmetry $66,529.50, $56,322.01, and $62,677.16 respectively, in connection with this contract

We and TCI, the principal underwriter for the Policies, have contracted with Low Load Insurance Services, Inc. (“Low Load”), to provide certain administrative services. The administrative services include placement of business through a licensed agent, customer service, and marketing support. We pay Low Load an annual fee equal to 0.10% of the amount of assets in the Policies that Low Load provides administrative services for registered representatives. During 2009 and 2010, respectively, we paid Low Load $161.18 and $1,097.96 in connection with this contract.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2010 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners as of the year ended December 31, 2010, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

17

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company as of December 31, 2010, and 2009, and for each of the three years in the period ended December 31, 2010, including the Reports of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and should be considered only as bearing on the ability of Monumental to meet its obligations under the Polices. They should not be considered as bearing on the safety or investment performance of the assets held in the Separate Account.

18

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Monumental Life Insurance Company

Years Ended December 31, 2010, 2009 and 2008

Monumental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors

Monumental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Monumental Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Monumental Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2010.

A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Monumental Life Insurance Company at December 31, 2009 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010, 2009, and 2008 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities. Also as discussed in Note 8 to the financial statements, at December 31, 2009, Monumental Life Insurance Company adopted Actuarial Guideline XLIII, which specifies statutory reserve requirements for variable annuity contracts with guarantees. Also, as discussed in Note 3 to the financial statements, Monumental Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to its calculation of reserves related to synthetic guaranteed investment contracts at December 31, 2008. During 2009 the Company reverted to its previous accounting policy.

Des Monies, lowa

April 11, 2011

2

Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2010	2009
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,408,410	$3,676,477
Bonds:
Affiliated entities	64,902	64,902
Unaffiliated	14,659,266	15,421,116
Preferred stocks	284	284
Common stocks:
Affiliated entities (Cost: 2010- $29,303; 2009- $30,732)	21,824	18,440
Unaffiliated (Cost: 2010- $35,765; 2009- $42,631)	47,991	45,567
Mortgage loans on real estate	2,321,498	2,634,705
Real estate, at cost less allowance for depreciation (2010 - $14; 2009- $14)
Properties held for sale	6,313	6,441
Investment properties	394	479
Policy loans	489,785	500,029
Receivables for securities	7,623	—
Collateral balance	18,645	32,267
Derivatives	18,220	31,182
Securities lending reinvested collateral assets	427,266	—
Other invested assets	933,965	694,042

Total cash and invested assets	20,426,386	23,125,931
Premiums deferred and uncollected	217,985	214,457
Accrued investment income	183,320	217,818
Federal and foreign income tax recoverable	12,409	—
Net deferred income tax asset	201,580	183,394
Receivable from parent, subsidiaries and affiliates	97,879	84,016
Cash surrender value of life insurance policies	72,396	69,928
Contribution receivable from parent	—	275,000
Reinsurance receivable	69,268	105,992
Goodwill	9,977	10,995
Other assets	47,836	44,024
Separate account assets	11,512,136	10,396,423

Total admitted assets	$32,851,172	$34,727,978

3

Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2010	2009
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$6,084,267	$5,976,305
Annuity	4,020,138	4,244,699
Accident and health	504,717	474,087
Policy and contract claim reserves:
Life	50,576	53,744
Accident and health	119,511	147,688
Liability for deposit-type contracts	964,280	1,170,859
Other policyholders’ funds	7,011	7,660
Remittances and items not allocated	2,195	2,567
Reinsurance in unauthorized companies	2,434	4,856
Municipal reverse repurchase agreements	8,153	110,181
Asset valuation reserve	151,677	72,351
Interest maintenance reserve	207,077	58,903
Funds held under reinsurance agreements	7,158,655	10,077,360
Payable for securities	4	49,767
Payable to parent, subsidiaries and affiliates	104,641	143,697
Transfers from separate accounts due or accrued	(1,341)	(2,630)
Deferred derivative gain	8,267	10,102
Derivatives	73,336	104,919
Payable for securities lending	427,266	—
Payable for derivative cash collateral	125,696	—
Other liabilities	146,054	187,854
Separate account liabilities	11,512,136	10,396,423

Total liabilities	31,676,750	33,291,392
Capital and surplus:
Common stock:
Class A common stock, $750 par value, 10,000 shares authorized, 9,818.93 issued and outstanding	7,364	7,364
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding	2,773	2,773
Aggregate write-in for other than special surplus funds	97,381	83,298
Surplus notes	160,000	160,000
Paid-in surplus	620,616	620,577
Unassigned surplus	286,288	562,574

Total capital and surplus	1,174,422	1,436,586

Total liabilities and capital and surplus	$32,851,172	$34,727,978

See accompanying notes.

4

Monumental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$257,743	$732,283	$682,044
Annuity	483,749	517,429	883,858
Accident and health	616,036	609,211	664,089
Net investment income	910,200	1,093,285	1,322,769
Amortization of interest maintenance reserve	(4,333)	(14,274)	(1,676)
Commissions and expense allowances on reinsurance ceded	(22,958)	469,368	48,418
Income from fees associated with investment management, administration and contract guarantees for separate accounts	32,602	29,143	34,197
Reserve adjustments on reinsurance ceded	(116,597)	3,928,644	—
Recapture premium on coinsurance funds withheld with nonaffiliate	—	4,584,735	—
Consideration on reinsurance transaction	842	3,474,573	447,383
Other income	6,224	23,723	8,710

	2,163,508	15,448,120	4,089,792
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	460,465	686,700	774,628
Annuity benefits	289,160	304,697	302,023
Surrender benefits	787,525	982,410	1,316,843
Other benefits	73,796	99,484	135,550
Increase (decrease) in aggregate reserves for policies and contracts:
Life	81,567	3,772,223	(4,654,840)
Annuity	(224,557)	(207,245)	(479,209)
Accident and health	30,630	15,766	7,008

	1,498,586	5,654,035	(2,597,997)
Insurance expenses:
Commissions	284,267	286,847	297,158
General insurance expenses	234,083	251,446	257,858
Taxes, licenses and fees	42,118	31,948	43,813
Net transfers (from) to separate accounts	(191,606)	(284,329)	140,099
Consideration on reinsurance recapture ceded to affiliate	—	—	473,624
Change in provision for liquidity guarantees	(9,062)	(38,058)	39,812
Reinsurance reserve adjustment	(66)	(11)	(6)
Funds withheld ceded investment income	235,553	139,373	267,697
Initial premium on coinsurance funds withheld	—	—	4,584,735
Initial premium on coinsurance funds withheld ceded to affiliate	—	3,491,332	—
Initial premium on modco funds withheld ceded to affiliate	—	4,873,067	—
Experience refunds	(78)	(44)	(650)
Other expenses	6,018	20,470	5,439

	601,227	8,772,041	6,109,579

Total benefits and expenses	2,099,813	14,426,076	3,511,582
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	$63,695	$1,022,044	$578,210
See accompanying notes.

5

Monumental Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Dividends to policyholders	$1,388	$1,444	$1,484

Gain from operations before federal income tax expense and net realized capital losses on investments	62,307	1,020,600	576,726
Federal income tax expense	39,987	584,764	47,934

Gain from operations before net realized capital losses on investments	22,320	435,836	528,792
Net realized capital losses on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	(22,857)	(244,158)	(185,128)

Net income (loss)	$(537)	$191,678	$343,664

See accompanying notes.

6

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Write-Ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2008	$7,364	$2,773	$—	$160,000	$762,414	$(200,772)	731,779
Net income	—	—	—	—	—	343,664	343,664
Capital contribution	—	—	—	—	200,000	—	200,000
Return of paid in surplus	—	—	—	—	(124,000)	—	(124,000)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(27,517)	(27,517)
Change in nonadmitted assets	—	—	—	—	—	123,921	123,921
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	1,047	1,047
Change in net deferred income tax asset	—	—	—	—	—	(267,571)	(267,571)
Change in reserve on account of change in valuation basis	—	—	—	—	—	42,720	42,720
Change in asset valuation reserve	—	—	—	—	—	201,284	201,284
Change in deferred premiums associated with reserve valuation change	—	—	—	—	—	937	937
Correction of interest on taxes	—	—	—	—	—	2,000	2,000
Change in surplus as a result of reinsurance	—	—	—	—	—	14,330	14,330
Return of capital related to stock appreciation rights plans of indirect parent	—	—	—	—	(6,441)	—	(6,441)

Balance at December 31, 2008	7,364	2,773	—	160,000	831,973	234,043	1,236,153
Net income	—	—	—	—	—	191,678	191,678
Capital contribution	—	—	—	—	275,000	—	275,000
Return of paid in surplus	—	—	—	—	(486,300)	—	(486,300)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(99,403)	(99,403)
Change in nonadmitted assets	—	—	—	—	—	(203,169)	(203,169)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	605	605
Change in net deferred income tax asset	—	—	—	—	—	122,767	122,767
Change in asset valuation reserve	—	—	—	—	—	159,091	159,091
Correction of reserves	—	—	—	—	—	(3,809)	(3,809)
Change in surplus as a result of reinsurance	—	—	—	—	—	568,451	568,451
Cumulative effect of changes in accounting principles	—	—	—	—	—	(13,980)	(13,980)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	83,298	—	—	—	83,298
Dividends to stockholders	—	—	—	—	—	(393,700)	(393,700)
Return of capital related to stock appreciation rights plans of indirect parent	—	—	—	—	(96)	—	(96)

Balance at December 31, 2009	$7,364	$2,773	$83,298	$160,000	$620,577	$562,574	$1,436,586

7

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Aggregate Write-Ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2009	$7,364	$2,773	$83,298	$160,000	$620,577	$562,574	$1,436,586
Net loss	—	—	—	—	—	(537)	(537)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	32,495	32,495
Change in nonadmitted assets	—	—	—	—	—	115,814	115,814
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	2,422	2,422
Change in net deferred income tax asset	—	—	—	—	—	(75,783)	(75,783)
Change in asset valuation reserve	—	—	—	—	—	(79,326)	(79,326)
Dissolution of JMH into the Company	—	—	—	—	—	12	12
Change in surplus as a result of reinsurance	—	—	—	—	—	228,684	228,684
Cumulative effect of changes in accounting principles	—	—	—	—	—	1,141	1,141
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	14,083	—	—	—	14,083
Dividends to stockholders	—	—	—	—	—	(500,000)	(500,000)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(26,391)	(26,391)
Correction of IMR	—	—	—	—	—	16,504	16,504
Correction of ceding commission	—	—	—	—	—	8,679	8,679
Long-term incentive compensation	—	—	—	—	39	—	39

Balance at December 31, 2010	$7,364	$2,773	$97,381	$160,000	$620,616	$286,288	$1,174,422

8

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Operating activities
Premiums collected, net of reinsurance	$1,359,062	$1,760,677	$2,355,381
Net investment income	950,919	1,199,034	1,443,379
Reserve adjustments on reinsurance ceded	(116,597)	3,928,644	(3)
Consideration on reinsurance transaction	842	3,474,573	447,383
Miscellaneous income	200,501	212,642	175,779
Benefit and loss related payments	(1,619,795)	(2,144,107)	(2,518,762)
Net transfers from (to) separate, segregated accounts and protected cell amounts	192,894	309,796	(164,359)
Commissions, expenses paid and aggregate write-ins for deductions	(693,898)	(4,519,174)	(5,954,117)
Dividends paid to policyholders	(1,416)	(1,499)	(1,478)
Federal income taxes paid	(84,943)	(263,013)	(189,278)

Net cash provided by (used in) operating activities	187,569	3,957,573	(4,406,075)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	6,605,982	5,837,273	5,043,948
Stocks	21,909	2,137	128,888
Mortgage loans	311,923	507,563	246,663
Real estate	2,351	7,502	4,773
Other invested assets	93,399	146,968	485,315
Miscellaneous proceeds	10,296	252,153	23,774

Total investment proceeds	7,045,860	6,753,596	5,933,361
Costs of investments acquired:
Bonds	(5,522,091)	(2,676,700)	(3,901,374)
Stocks	(10,608)	(19,098)	(122,069)
Mortgage loans	(1,453)	(73,441)	(142,523)
Real estate	(3,663)	(6,197)	(3,027)
Other invested assets	(808,477)	(111,457)	(563,022)
Miscellaneous applications	(119,620)	(55,460)	(319,099)

Total cost of investments acquired	(6,465,912)	(2,942,353)	(5,051,114)
Net decrease (increase) in policy loans	10,243	(5,629)	(6,634)

Net cost of investments acquired	(6,455,669)	(2,947,982)	(5,057,748)

Net cash provided by investing activities	590,191	3,805,614	875,613

9

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Financing and miscellaneous activities
Capital and paid in surplus contribution	$—	$275,000	$200,000
Return of paid in surplus	—	(486,300)	(124,000)
Net deposits on deposit-type contracts and other insurance liabilities	(3,668,778)	(6,130,829)	(1,562,111)
Net change in reinsurance on deposit-type contracts and other insurance liabilities	3,261,088	4,497,373	1,297,953
Dividends to stockholders	(500,000)	(393,700)	—
Funds held under reinsurance treaties with unauthorized reinsurers	(2,918,482)	(4,906,884)	5,128,017
Receivable from parent, subsidiaries and affiliates	(13,863)	(20,133)	1,716
Payable to parent, subsidiaries and affiliates	(39,056)	114,282	(147,250)
Payable for securities lending	427,266	—	—
Other cash provided	405,998	911,151	640,759

Net cash (used in) provided by financing and miscellaneous activities	(3,045,827)	(6,140,040)	5,435,084

Net (decrease) increase in cash, cash equivalents and short-term investments	(2,268,067)	1,623,147	1,904,622
Cash, cash equivalents and short-term investments:
Beginning of year	3,676,477	2,053,330	148,708

End of year	$1,408,410	$3,676,477	$2,053,330

See accompanying notes.

10

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company (the Company) is a stock life insurance company owned by Capital General Development Corporation (CGDC) (99.8%) and Commonwealth General Corporation (CGC) (0.2%). Both CGDC and CGC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells a full line of insurance products, including individual, credit and group coverages under life, annuity and accident and health policies as well as investment products, including guaranteed interest contracts and funding agreements. The Company is licensed in 49 states, the District of Columbia, Guam and Puerto Rico. Sales of the Company’s products are primarily through agents, brokers, financial institutions and direct response methods.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds, including affiliated bonds, and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

11

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

12

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria for an effective hedge are accounted for at fair value and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with the changes in the fair value reported in income.

13

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

14

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Securities Lending Assets and Liabilities: Beginning December 31, 2010, for securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Prior to 2010, cash collateral received from securities lending was not recorded on the Company’s balance sheet because the cash collateral was restricted. Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

15

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

16

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP No. 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

17

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

18

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

19

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based on group annuity mortality tables adjusted for the Company’s experience and a constant interest rate environment. The carrying amount of the investment in reverse mortgages of $48,957 and $55,636 at December 31, 2010 and 2009, respectively, is net of the reserve of $34,270 and $36,234, respectively. Interest income of $4,483 and $5,128 was recognized for the years ended December 31, 2010 and 2009 respectively. The Company’s commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

Investments in Low Income Housing Tax Credits (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Other “admitted assets” are valued principally at cost, as required by the Iowa Insurance Laws.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2010 and 2009, the Company excluded investment income due and accrued for bonds in default of $179 and $273, respectively, with respect to such practices.

20

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral is invested as needed or used for general corporate purposes of the Company.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

21

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may hold foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre- determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global future contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to fair value on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

22

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction entered into conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset in a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company replicates hybrid fixed to floating treasuries by combining a US Treasury cash component with a forward starting swap which, in effect converts a fixed US Treasury into hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company invests in domestic corporate debt securities denominated in US dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short-dated transactions. Should a credit event occur, the Company may deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expenses. If the Company is unable to demonstrate hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

23

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The Company received variable contract premiums of $358,366, $331,601 and $721,269 in 2010, 2009 and 2008, respectively. In addition, the Company received $32,602, $29,143 and $34,197, in 2010, 2009 and 2008, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of three types: guaranteed indexed, non-indexed guaranteed and nonguaranteed. Guaranteed indexed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed returns based on published indices. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed indexed and non-indexed guaranteed separate account assets and liabilities are carried at fair value.

The nonguaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

24

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a nondeduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioners’ Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 6.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.5 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

25

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2010, the Company implemented a new actuarial valuation system, ARCVAL. The system allows the Company to calculate more refined reserve amounts for base and disability riders on UL policies. Under the prior valuation system, the method of disability waiver reserving assumed a level amount waived for the period of disability. The new valuation system allows the Company to reflect certain nuances in the riders such as waiver of increasing cost of insurance changes (COI’s), expenses, etc. As a result of implementing the new system, the Company recorded an increase in life reserves of $24,760 related to these riders. Additionally, for UL base policies the new valuation system allows better reflection of corridor amounts. The implementation of the better corridor amounts amounted to an increase in life reserves of $1,631. The total impact of the new valuation system was $26,391 which had a corresponding adjustment to unassigned surplus.

During 2008, the Company moved from the 2001 CSO mortality table to a modified 2001 CSO mortality table with entries at least as great as those of the 1980 CSO mortality table for preneed and other “limited underwriting” products. This change in the mortality table resulted in an increase in life reserves of $2,265. Related to this change was a corresponding increase in the deferred premium asset of $937. These amounts had a corresponding adjustment to unassigned surplus.

Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a decrease in accident and health reserves of $44,985. This amount was credited directly to unassigned surplus.

26

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

27

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. No stock options were issued during 2010 or 2009.

28

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. No benefit or expense relating to these plans was recorded by the Company for the year ended December 31, 2010. The Company recorded a benefit of $96 and $6,475, for the years ended December 31, 2009 and 2008, respectively. In addition, the Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2010 or 2009. The Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $34 for the year ended December 31, 2008.

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $40 for the year ended December 31, 2010.

Recent Accounting Pronouncements

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. As a result, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet. Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets). A separate liability is established to record the obligation to return the cash collateral (payable for securities lending). This change in accounting principle increased assets and liabilities by $427,266 with no impact to surplus.

29

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $63,047, an increase to liabilities of $62,065 and a net increase to surplus of $982. The net increase to surplus is comprised of $1,141 of accumulated earnings offset by unrealized losses associated with securities that were reported at lower of cost or market at the time of adoption of $159.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements, including recent modifications and clarifications made to the standard. This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements. The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

During 2010, revisions were adopted to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR / IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes have an effective date of January 1, 2011 and are to be applied on a prospective basis.

Also, during 2010, revisions were made to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The revised definitions will most likely result in more securities being accounted for under SSAP No. 43R. Companies are to prospectively apply the clarified guidance effective January 1, 2011. The Company is in the process of determining the impact of these changes.

30

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective September 30, 2009, the Company adopted SSAP No. 43R. This statement establishes statutory accounting principles for investments in loan-backed and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $21,507 ($13,980 net of tax), which includes impairments of $35,808 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $14,301, which have been removed from the component of change in net unrealized gains/losses.

31

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company computed deferred income taxes in accordance with SSAP No. 10. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009. As a result of this election, surplus increased by a cumulative effect of $97,381 and $83,298 at December 31, 2010 and 2009 respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

32

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s previously impaired investments were reported in accordance with SSAP No. 26, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financial statements at adoption.

Reclassifications

Certain reclassifications have been made to the 2009 and 2008 financial statements to conform to the 2010 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting prescribed by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under Iowa Insurance Law.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa. During 2007, the State of Iowa adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

33

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the State of Iowa is shown below:

	2010	2009	2008
Net income, State of Iowa basis	$(537)	$191,678	$343,664
State permitted practice for secondaryguarantee reinsurance	—	—	—

Net income (loss), NAIC SAP	$(537)	$191,678	$343,664

Statutory surplus, State of Iowa basis	$1,174,422	$1,436,586	$1,236,153
State permitted practice for secondary guarantee reinsurance	(31,755)	(29,933)	(28,200)

Statutory surplus, NAIC SAP	$1,142,667	$1,406,653	$1,207,953

3. Accounting Changes and Correction of Errors

During 2010, the Company corrected the ceding commission exchanged with an affiliated reinsurer to be consistent with the agreement that exists between the entities. Had this error been corrected through December 31, 2009, the Company would have realized additional income in the amount of $8,679. This correction has been presented as an increase to unassigned surplus.

During 2010, the Company corrected an error related to the IMR liability associated with the fixed annuity block of business that was ceded to Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate. In conjunction with the reinsurance agreement enacted in 2009, the Company should have released the IMR liability. To correct the error, the Company reduced the IMR liability and increased unassigned surplus by $16,504, which represents the amount of the IMR liability that should have been released in 2009 as part of the reinsurance transaction.

Certain employees of an insurance company that was acquired in 1997, and later merged into the Company, received a benefit of free life insurance at their retirement provided they retire with the Company. The reserves associated with this policy were never established. Reserves of $3,809 were established December 31, 2009, resulting in an increase in aggregate reserves for life contracts and a corresponding decrease in unassigned surplus.

34

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes and Correction of Errors (continued)

During 2008, the Company obtained approval from the Iowa Insurance Department to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. Due to the reserves calculated under such methodology being lower than the minimum reserves calculated per the methodology promulgated by both Nebraska and California Insurance Departments, which require the use of 150% of net fee income, the amount calculated using the Nebraska and California reserve methodology was recorded by the Company at December 31, 2008. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $959,823. During 2009, although the approval of the Iowa Insurance Department is still effective, the Company resumed the higher reserve standard of utilizing the discount rate of 105% of the Treasury spot-rate curve to calculate its reserves related to its outstanding synthetic GIC contracts. Further, during 2009 the Company clarified with the Nebraska and California Insurance Departments that the application of the 150% of net fee income requirement is only with respect to policies issued in those two states. As a result, the reserves held at December 31, 2010 and 2009 were $2,542 and $11,361, respectively, reflecting the 105% of the Treasury spot-rate curve calculation for all contracts, and on a seriatim basis, subject to the minimum of 150% of net fee income for those contracts issued in either California or Nebraska.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

35

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flows analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short - Term Investments and Bonds and Stocks.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services, and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

36

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair values of separate account annuity liabilities approximate the fair value of the separate account assets.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parent, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

37

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$1,085,310	$1,085,310	$3,203,877	$3,203,877
Short-term notes receivable from affiliates	323,100	323,100	472,600	472,600
Bonds, other than affiliates	14,659,266	14,747,538	15,421,116	14,883,283
Preferred stocks, other than affiliates	284	531	284	421
Common stocks, other than affiliates	47,991	47,991	45,567	45,567
Mortgage loans on real estate, other than affiliates	2,321,498	2,326,573	2,634,705	2,451,059
Other invested assets	105,243	100,992	166,338	157,046
Floors, caps, options, and swaptions	748	748	816	816
Interest rate swaps	11,305	306,240	18,068	264,360
Currency swaps	6,135	66,593	12,211	49,674
Credit default swaps	32	276	87	555
Policy loans	489,785	489,785	500,029	500,029
Securities lending reinvested collateral	427,266	426,971	—	—
Receivable from parent, subsidiaries and affiliates	97,879	97,879	84,016	84,016
Separate account assets	11,512,136	11,512,136	10,396,423	10,396,423
Liabilities
Investment contract liabilities	6,741,131	6,004,849	10,033,417	8,873,664
Interest rate swaps	34,891	238,534	51,547	281,481
Currency swaps	35,851	36,262	48,957	103,830
Credit default swaps	2,594	3,603	4,415	11,985
Payable to parent, subsidiaries and affiliates	104,641	104,641	143,697	143,697
Separate account annuity liabilities	11,428,867	11,428,048	10,308,955	10,308,646
Surplus notes	160,000	160,059	160,000	153,154

38

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1	-	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

39

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Level 2	-	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3	-	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

Fair Value Measurements

During 2010, amendments were made to SSAP No. 100 to eliminate the requirement to differentiate and report fair value measurements on separate recurring and non-recurring schedules. Instead, for December 31, 2010, all fair value measurements will be reported on a single schedule by class. The 2009 schedules were not required to be restated.

40

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2010:

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$27,068	$26,977	$54,045
Hybrid securities	—	13,250	—	13,250

Total bonds	—	40,318	26,977	67,295
Preferred stock
Industrial and miscellaneous	—	—	154	154

Total preferred stock	—	—	154	154
Common stock
Industrial and miscellaneous	13,288	1	34,702	47,991

Total common stock	13,288	1	34,702	47,991
Short-term investments
Industrial and miscellaneous	—	898,564	—	898,564
Money market mutual fund	—	199,953	—	199,953
Sweep accounts	—	13,310	—	13,310

Total short term	—	1,111,827	—	1,111,827
Derivative assets	748	—	—	748
Separate account assets	8,898,380	1,610,895	40,887	10,550,162

Total assets	$8,912,416	$2,763,041	$102,720	$11,778,177

Liabilities:
Derivative liabilities	$—	$19,026	$—	$19,026

Total liabilities	$—	$19,026	$—	$19,026

Bonds classified in Level 2 are valued using inputs from third party pricing services or corroborated broker quotes. Level 3 measurements for bonds are primarily those valued using non-corroborated broker quotes or internal modeling.

41

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Common Stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as they can only be redeemed by the bank. In addition, the Company owns some warrants that are valued using non-corroborated broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

For derivatives, those classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2010:

	Balance at January 1, 2010	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income	Total Gains and (Losses) Included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at December 31, 2010
Bonds
RMBS	$10,832	$20	$328	$(6,988)	$6,942	$(1,220)	$9,258
Other	13,990	19,069	2,841	(2,216)	(3,419)	(6,864)	17,719
Preferred Stock	162	—	8	—	—	—	154
Common Stock	28,045	2,819	64	(154)	3,796	260	34,702
Other Long Term	20,777	—	—	—	—	(20,777)	—
Separate account assets	42,787	—	4,552	(63)	1,019	1,696	40,887

Total	$116,593	$21,908	$7,793	$(9,421)	$8,338	$(26,905)	$102,720

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010. Also, several securities were valued using third party vendor inputs at December 31, 2009 and changed at December 31, 2010 to being valued using non-corroborated broker quotes, thus causing the transfer into Level 3.

42

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Transfers out for bonds were attributable to securities being carried at fair value as of December 31, 2009, subsequently changing to being carried at amortized cost as of December 31, 2010. In addition, there were some securities that were valued using internal modeling at December 31, 2009. Those securities were valued using third party vendor inputs at December 31, 2010.

Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009. The valuation of those warrants changed at December 31, 2010 to using non-corroborated broker quotes.

Transfers out for separate account assets were attributable to bonds being valued using non-corroborated broker quotes at December 31, 2009, subsequently changing to being valued using third party vendor inputs at December 31, 2010.

The following table provides information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities	$14,000	$3,522	$28,045	$45,567
Short-term investments	—	3,236,573	—	3,236,573
Other Long Term	—	—	20,777	20,777
Derivative assets	816	—	—	816
Separate Account assets	8,364,331	1,988,542	42,787	10,395,660

Total assets	$8,379,147	$5,228,637	$91,609	$13,699,393

Liabilities:
Derivative liabilities	—	$4,232	—	$4,232

Total liabilities	$—	$4,232	$—	$4,232

43

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2009:

	Equity Securities	Short-term Investments	Other Invested Assets	Separate Account Assets	Total
Balance at January 1, 2009	$28,858	$27,002	$—	$—	$55,860
Change in realized gains/losses included in net income	(616)	—	—	(69,347)	(69,963)
Change in unrealized gains/losses included in surplus	(262)	163	—	—	(99)
Net purchases (sales)	65	—	(6,388)	(718)	(7,041)
Net transfers in (out) of Level 3	—	(27,165)	27,165	112,852	112,852

Balance at December 31, 2009	$28,045	$—	$20,777	$42,787	$91,609

Total gains/losses included in income attributable to instruments held at the reporting date	$(616)	$—	$—	$—	$(616)

Assets measured at fair value on a non-recurring basis

For the year ended December 31, 2009, the Company reported certain assets and liabilites at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company reported the following assets at fair value on a non-recurring basis:

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$114,232	$—	$89,248	$24,984	$(91,967)
Derivative liabilities	16,212	—	16,212	—	—

44

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$572,469	$29,631	$5,888	$9,657	$586,555
State, municipal and other government	289,196	23,832	9,585	2,955	300,488
Hybrid securities	852,565	3,743	166,278	1,256	688,774
Industrial and miscellaneous	9,489,523	579,927	67,100	66,778	9,935,572
Mortgage and other asset-backed securities	3,455,513	55,838	264,421	10,781	3,236,149

	14,659,266	692,971	513,272	91,427	14,747,538
Unaffiliated preferred stocks	284	247	—	—	531

	$14,659,550	$693,218	$513,272	$91,427	$14,748,069

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$671,705	$15,309	$6,742	$24,969	$655,303
State, municipal and other government	281,643	14,958	14,341	1,760	280,500
Hybrid securities	881,146	4,162	216,387	1,504	667,417
Industrial and miscellaneous	10,286,898	524,805	263,027	23,572	10,525,104
Mortgage and other asset-backed securities	3,299,724	16,108	546,854	14,019	2,754,959

	15,421,116	575,342	1,047,351	65,824	14,883,283
Unaffiliated preferred stocks	284	137	—	—	421

	$15,421,400	$575,479	$1,047,351	$65,824	$14,883,704

45

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 438 and 770 securities with a carrying amount of $3,772,192 and $5,980,697 and an unrealized loss of $513,272 and $1,047,351 with an average price of 86.4 and 82.5 (fair value/amortized cost). Of this portfolio, 80.3% and 82.3% were investment grade with associated unrealized losses of $337,180 and $781,624, respectively.

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 543 and 224 securities with a carrying amount of $3,249,861 and $1,497,041 and an unrealized loss of $91,427 and $65,824 with an average price of 97.2 and 95.6 (fair value/amortized cost). Of this portfolio, 94.1% and 94.4% were investment grade with associated unrealized losses of $80,007 and $55,404, respectively.

At December 31, 2010 and 2009, the Company did not have any recorded common stock that had been in a continuous loss position greater than or equal to twelve months.

At December 31, 2010 the Company did not have any recorded common stock that had been in a continuous loss position for less than twelve months. At December 31, 2009, the Company held 6 securities with a cost of $11,502 and an unrealized loss of $820 with an average price of 92.9 (fair value/cost).

46

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$74,879	$175,288	$250,167
State, municipal and other government	53,118	72,605	125,723
Hybrid securities	560,341	40,949	601,290
Industrial and miscellaneous	1,024,442	2,203,530	3,227,972
Mortgage and other asset-backed securities	1,546,140	666,062	2,212,202

	$3,258,920	$3,158,434	$6,417,354

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$97,703	$317,181	$414,884
State, municipal and other government	83,971	46,898	130,869
Hybrid securities	573,904	17,828	591,732
Industrial and miscellaneous	2,160,104	878,281	3,038,385
Mortgage and other asset-backed securities	2,017,664	171,029	2,188,693

	4,933,346	1,431,217	6,364,563
Unaffiliated common stocks	—	10,682	10,682

	$4,933,346	$1,441,899	$6,375,245

47

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$324,853	$330,846
Due after one year through five years	2,972,661	3,087,825
Due after five years through ten years	2,210,679	2,329,321
Due after ten years	5,695,560	5,763,397

	11,203,753	11,511,389
Mortgage and other asset-backed securities	3,455,513	3,236,149

	$14,659,266	$14,747,538

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

48

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Banking

At December 31, 2010, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $1,138,532 and a carrying value of $1,332,950, resulting in a gross unrealized loss of $194,418. The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities and credit spread widening on deeply subordinated securities.

As a whole, the sub-sector has been volatile in 2010 as Sovereign debt crises in Greece and Ireland have reintroduced liquidity fears into the market and concern has grown that other peripheral European countries may need financial bail-out packages. Subordinated securities, specifically, have become even more volatile following successful attempts by the European Commission to impose “burden sharing” on the subordinated securities of those banks receiving significant state-aid as a result of the financial crisis. Furthermore, new legislation introduced in Germany and Ireland gives those respective governments wide discretion to impose “burden sharing” on subordinated bondholders in order to quickly stabilize or wind-up troubled banks, and other countries will likely follow suit. While these measures have made existing subordinated securities more volatile in the near-term, new, more stringent, global legislation on capital and liquidity requirements is intended to reduce overall risk in the sector going forward. Furthermore, Central Banks appear committed to providing liquidity to the market and as a result asset write-downs and credit losses have diminished substantially in all but the most troubled countries. The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2010.

49

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Asset Backed Securities (ABS) Collateralized Debt Obligations (CDO)/ Collateralized Loan Obligations (CLO) Sector

At December 31, 2010, the Company’s ABS CDO/CLO sector portfolio had investments in an unrealized loss position which had a fair value of $313,786 and a carrying value of $367,002, resulting in a gross unrealized loss of $53,216. ABS - CDO are primarily secured by pools of corporate bonds and leveraged bank loans. The unrealized loss is a function of decreased liquidity and increased credit spreads in the market for structured finance. Where there have been rating downgrades to below investment grade, the individual bonds have been modeled using the current collateral pool and capital structure. If cash flow models indicate a credit event will negatively impact future cash flows, the security is impaired to discounted cash flows. As the unrealized losses in the ABS - CDO portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Subprime Mortgages

At December 31, 2010, the Company’s ABS subprime mortgage portfolio had investments in an unrealized loss position which had a fair value of $136,660 and a carrying value of $183,155, resulting in a gross unrealized loss of $46,495. The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes asset backed securities issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes asset backed securities issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

50

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data while being adjusted for specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not a particular tranche or holding is at risk for not collecting all contractual cash flows taking into account the seniority, and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The unrealized loss is primarily due to decreased liquidity, increased credit spreads in the market, slower prepayments and increased expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

51

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

ABS - Small Business Loans

At December 31, 2010, the Company’s ABS - small business loan portfolio had investments in an unrealized loss position which had a fair value of $83,009 and a carrying value of $130,673, resulting in a gross unrealized loss of $47,664. The unrealized loss in the ABS - small business loan portfolio is a function of increased credit spreads for existing positions and a lengthening of expected cash flows as refinancing activities within this sector have come to a halt. Additionally, delinquencies and losses in the collateral pools within the Company’s small business loan securitizations have increased since 2007, as a result of the overall economic slowdown. Banks and finance companies have also scaled back their lending to small businesses.

The Company’s ABS - small business loan portfolio is concentrated in senior note classes. Thus, in addition to credit enhancement provided by the excess spread, reserve account and over-collateralization, the Company’s positions are also supported by subordinated note classes. The Company’s ABS - small business loan portfolio is also primarily secured by commercial real estate, with the original loan to value (LTV) of the underlying loans typically ranging between 60-70%. Detailed cash flow models are performed on the securities at risk of payment interruption. As there has been no impact to the expected future cash flows within the ABS - small business loan portfolio, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Commercial Mortgaged – Backed Securities (CMBS)

At December 31, 2010, the Company’s CMBS portfolio had investments in an unrealized loss position which had a fair value of $347,695 and a carrying value of $396,006, resulting in a gross unrealized loss of $48,311. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower and commercial real estate CDOs.

52

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

CMBS are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios by the Company’s internal CMBS asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities, a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Over the past 24 months, the commercial real estate market experienced a deterioration in property level fundamentals, which has led to an increase in CMBS loan-level delinquencies. The introduction of the 20% and 30% credit enhanced classes within the 2005-2008 vintage deals provide some offset to these negative fundamentals. Despite advancements in the availability of financing for commercial real estate, as evidenced by the gradual reopening of the CMBS markets, the lending market remains limited as lenders continue to be more conservative with underwriting standards. Moreover, property transactions have increased but still remain low relative to historical standards. While liquidity has improved within the CMBS market, a broad re-pricing of risk has kept credit spreads across the subordinate CMBS tranches at wide levels. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2010, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $269,446 and a carrying value of $306,780, resulting in a gross unrealized loss of $37,334. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed passthroughs, prime jumbo passthroughs, Alt-A RMBS, negative amortization RMBS and reverse mortgage RMBS.

53

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

All RMBS of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments.

Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the company’s internal asset specialists to determine whether or not a particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

54

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The pace of deterioration in the housing market began to stabilize in late 2009 and continued in 2010. Even with the stabilization, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class. In addition, a high percentage of the Company’s RMBS portfolio is comprised of floating rate securities, which has resulted in higher unrealized losses relative to fixed rate securities but not necessarily higher default losses. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

The following table provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2010
OTTI recognized 2nd quarter:
Intent to sell	$16,773	$339	$—	$16,434
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	7	—	7	—

Total 2nd quarter OTTI on loan-backed securities	16,780	339	7	16,434

Aggregate total	$16,780	$339	$7	$16,434

55

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2009
OTTI recognized 3rd quarter:
Intent to sell	$3,166	$—	$1,674	$1,492

Total 3rd quarter	3,166	—	1,674	1,492
OTTI recognized 4th quarter:
Intent to sell	22,331	—	7,023	15,308

Total 4th quarter	22,331	—	7,023	15,308

Aggregate total	$25,497	$—	$8,697	$16,800

56

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$152,906	$22,064	$130,842	$65,117
2nd quarter present value of cash flows expected to be less than the amortized cost basis	81,335	5,945	75,390	38,968
3rd quarter present value of cash flows expected to be less than the amortized cost basis	66,451	3,590	62,861	35,480
4th quarter present value of cash flows expected to be less than the amortized cost basis	93,001	4,250	88,751	55,009

Aggregate total	$393,693	$35,849	$357,844	$194,574

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2009
3rd quarter present value of cash flows expected to be than the amortized cost basis	$84,497	$6,713	$77,784	$27,020
4th quarter present value of cash flows expected to be than the amortized cost basis	140,459	19,657	120,801	36,370

Aggregate total	$224,956	$26,370	$198,585	$63,390

57

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The following loan-backed and structured securities were held at December 31, 2010, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
00442LAD1	$5,183	$5,009	$174	$5,009	$2,632	1Q 2010
02148AAA4	3,717	3,679	38	3,679	2,408	1Q 2010
02148YAJ3	127	124	3	124	104	1Q 2010
12640PAA3	4,341	4,250	91	4,250	3,990	1Q 2010
126670ZN1	9,674	7,788	1,886	7,788	1,422	1Q 2010
12667G5G4	4,110	4,080	30	4,080	3,528	1Q 2010
126685DZ6	6,759	6,287	472	6,287	5,438	1Q 2010
225470FJ7	6,615	6,490	125	6,490	5,417	1Q 2010
225470YD9	2,576	2,540	36	2,540	1,582	1Q 2010
22942KCA6	2,018	1,995	23	1,995	1,480	1Q 2010
41161PLT8	5,729	4,809	920	4,809	2,792	1Q 2010
43710EAG5	573	423	150	423	255	1Q 2010
46628SAJ2	4,011	3,876	135	3,876	2,451	1Q 2010
55308LAB2	9,844	9,165	679	9,165	6,008	1Q 2010
68400DAG9	8,099	5,995	2,104	5,995	76	1Q 2010
68403HAF9	4,728	3,629	1,099	3,629	263	1Q 2010
74925FAA1	8,392	8,016	376	8,016	7,433	1Q 2010
760985CM1	4,284	4,237	47	4,237	3,374	1Q 2010
761118RM2	3,297	3,186	111	3,186	1,587	1Q 2010
761118VY1	13,132	11,937	1,195	11,937	5,411	1Q 2010
81378AAE1	2,650	259	2,391	259	108	1Q 2010
81379EAD4	9,659	7,125	2,534	7,125	110	1Q 2010
83612TAF9	11,502	8,025	3,477	8,025	185	1Q 2010
86358EZU3	18,883	15,132	3,751	15,132	5,653	1Q 2010
93935FAA9	2,904	2,772	132	2,772	1,370	1Q 2010
00075XAG2	12,000	11,772	228	11,772	380	2Q 2010
02148AAA4	3,545	3,394	151	3,394	2,447	2Q 2010
02148YAJ3	122	119	3	119	101	2Q 2010
12668VAF6	8,391	8,232	159	8,232	4,535	2Q 2010
225470FJ7	6,164	5,853	311	5,853	5,585	2Q 2010
225470U27	2,462	2,217	245	2,217	1,810	2Q 2010
22942KCA6	1,903	1,888	15	1,888	1,359	2Q 2010
41161PLT8	4,668	3,802	866	3,802	2,593	2Q 2010
52522QAM4	13,039	12,047	992	12,047	9,276	2Q 2010
55308LAB2	9,065	8,831	234	8,831	4,335	2Q 2010
65536PAA8	1,834	1,750	84	1,750	1,595	2Q 2010
761118RM2	3,103	3,049	54	3,049	1,563	2Q 2010

58

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
86358EZU3	15,038	12,433	2,605	12,433	3,391	2Q 2010
00075XAG2	11,754	11,635	119	11,635	289	3Q 2010
02148AAA4	3,246	3,044	202	3,044	2,551	3Q 2010
02148YAJ3	117	117	0	117	87	3Q 2010
12640PAA3	3,351	3,201	150	3,201	3,269	3Q 2010
12667G5G4	3,907	3,877	30	3,877	3,672	3Q 2010
126685DZ6	5,936	5,602	334	5,602	4,887	3Q 2010
225470T94	2,606	2,478	128	2,478	1,934	3Q 2010
225470YD9	2,392	2,272	120	2,272	1,663	3Q 2010
22942KCA6	1,815	1,810	5	1,810	1,413	3Q 2010
41161PLT8	3,672	3,563	109	3,563	2,505	3Q 2010
43710EAG5	338	246	92	246	328	3Q 2010
55308LAB2	8,743	7,534	1,209	7,534	2,920	3Q 2010
65536PAA8	1,045	970	75	970	917	3Q 2010
75970QAJ9	4,987	4,557	430	4,557	2,597	3Q 2010
761118AH1	933	906	27	906	764	3Q 2010
761118VY1	11,057	10,524	533	10,524	5,186	3Q 2010
92922FZ27	481	475	6	475	437	3Q 2010
23321P6K9	71	48	23	48	61	3Q 2010
05953YAG6	399	399	0	399	361	4Q 2010	**
059515AC0	995	994	1	994	609	4Q 2010	**
36245CAC6	398	172	226	172	40	4Q 2010	**
61754HAB8	701	655	46	655	344	4Q 2010	**
00075XAG2	11,635	10,619	1,016	10,619	307	4Q 2010
00442LAD1	4,265	4,191	74	4,191	2,446	4Q 2010
02148YAJ3	114	112	2	112	89	4Q 2010
059515AC0	993	845	148	845	612	4Q 2010
05953YAG6	387	347	40	347	352	4Q 2010
12667G5G4	3,606	3,564	42	3,564	3,476	4Q 2010
14984WAA8	15,885	15,461	424	15,461	12,225	4Q 2010
225470T94	37	35	2	35	29	4Q 2010
225470U27	2,147	2,088	59	2,088	1,752	4Q 2010
225470YD9	2,170	2,158	12	2,158	1,595	4Q 2010
22942KCA6	1,738	1,621	117	1,621	1,320	4Q 2010
36245CAC6	171	128	43	128	40	4Q 2010
36245RAA7	1,967	1,831	136	1,831	1,402	4Q 2010
39539KAF0	1,625	1,606	19	1,606	1,420	4Q 2010
41161PLT8	3,433	3,189	244	3,189	2,388	4Q 2010
52522QAM4	3,377	3,345	32	3,345	2,575	4Q 2010
61754HAB8	650	535	115	535	340	4Q 2010
74925FAA1	7,427	7,130	297	7,130	7,069	4Q 2010
75971EAF3	6,000	5,892	108	5,892	3,428	4Q 2010
761118VY1	10,171	9,762	409	9,762	5,273	4Q 2010
81378AAE1	198	151	47	151	131	4Q 2010
81379EAD4	7,098	6,565	533	6,565	387	4Q 2010
863592AP6	3,435	3,400	35	3,400	3,183	4Q 2010
863592AQ4	1,523	1,500	23	1,500	1,396	4Q 2010

59

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
92922FZ27	457	457	0	457	420	4Q 2010
00442LAD1	7,359	5,741	1,618	5,741	2,065	3Q 2009
02148AAA4	4,129	4,025	104	4,025	2,007	3Q 2009
02148YAJ3	154	148	6	148	78	3Q 2009
02151BBG2	4,769	4,749	20	4,749	2,537	3Q 2009
126670ZN1	11,981	10,517	1,464	10,517	783	3Q 2009
12668VAF6	14,046	9,743	4,303	9,743	3,695	3Q 2009
225470FJ7	7,537	7,411	126	7,411	4,274	3Q 2009
225470T94	3,327	3,204	123	3,204	1,593	3Q 2009
22942KCA6	2,437	2,249	188	2,249	1,258	3Q 2009
35729PPC8	8,535	4,352	4,183	4,352	145	3Q 2009
43710EAG5	888	868	20	868	334	3Q 2009
46628SAJ2	4,504	4,296	208	4,296	1,708	3Q 2009
55308LAB2	10,079	9,929	150	9,929	4,585	3Q 2009
68403HAF9	9,984	7,873	2,111	7,873	275	3Q 2009
86358EZU3	43,703	22,971	20,732	22,971	7,414	3Q 2009
00442LAD1	5,741	5,469	272	5,469	2,415	3Q 2009
02148AAA4	4,025	3,971	54	3,971	2,214	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	7,412	7,147	265	7,147	4,774	3Q 2009
22942KCA6	2,249	2,196	53	2,196	1,304	3Q 2009
36228FCX2	129	90	39	90	53	3Q 2009
43710EAG5	868	711	157	711	305	3Q 2009
68400DAG9	10,000	9,376	624	9,376	138	3Q 2009
68403HAF9	7,873	7,476	397	7,476	475	3Q 2009
86358EZU3	22,971	19,507	3,464	19,507	3,696	3Q 2009
00442LAD1	5,457	5,193	264	5,193	2,348	3Q 2009
126670ZN1	10,516	9,690	826	9,690	1,387	3Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	3Q 2009
12667G5G4	4,447	4,365	82	4,365	3,766	4Q 2009
02148AAA4	3,855	3,826	29	3,826	2,352	4Q 2009
02148YAJ3	143	135	8	135	94	4Q 2009
12640PAA3	5,175	4,925	250	4,925	4,430	4Q 2009
225470FJ7	6,915	6,887	28	6,887	5,073	4Q 2009
36228FCW4	432	399	33	399	177	4Q 2009
36228FCX2	86	57	29	57	53	4Q 2009

60

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
43710EAG5	672	608	64	608	269	4Q 2009
68400DAG9	9,364	8,110	1,254	8,110	129	4Q 2009
68403HAF9	7,460	4,742	2,718	4,742	328	4Q 2009
761118VY1	14,165	13,686	479	13,686	5,803	4Q 2009
83612TAF9	15,000	11,522	3,478	11,522	190	4Q 2009
86358EZU3	19,413	18,968	445	18,968	470	4Q 2009
225470T94	3,129	2,728	401	2,728	1,956	4Q 2009
225470U27	3,200	2,575	625	2,575	1,833	4Q 2009

**	Impairment amount was recorded as a part of the cumulative effect of adoption of amendments to SSAP 91R, which resulted in the cash collateral received from derivatives counterparties and the related reinvestment of that cash collateral being reported on the Company’s balance sheet. These impairments were not reflected in the statement of operations in the current period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2010
The aggregate amount of unrealized losses	$376,126	$11,382
The aggregate related fair value of securities with unrealized losses	1,700,927	683,887

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2009
The aggregate amount of unrealized losses	$686,646	$14,031
The aggregate related fair value of securities with unrealized losses	2,137,291	178,816

61

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Detail of net investment income is presented below:

	Year Ended December 31
	2010	2009	2008
Income:
Bonds	$759,744	$868,238	$1,033,001
Preferred stocks	1,825	1,136	57,910
Common stocks	1,148	2,519	1,246
Mortgage loans on real estate	144,525	162,456	201,945
Real estate	1,068	1,064	1,577
Policy loans	30,401	30,345	29,723
Cash, cash equivalents and short-term investments	6,318	24,228	28,926
Derivatives	404	45,334	11,778
Other invested assets	6,954	209	(636)
Other	668	1,066	5,750

Gross investment income	953,055	1,136,595	1,371,220
Less investment expenses	42,855	43,310	48,451

Net investment income	$910,200	$1,093,285	$1,322,769

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2010	2009	2008
Proceeds	$6,605,982	$5,837,388	$5,156,962

Gross realized gains	$365,923	$159,058	$51,916
Gross realized losses	(38,558)	(83,278)	(127,032)

Net realized capital gains (losses)	$327,365	$75,780	$(75,116)

The Company had gross realized losses for the years ended December 31, 2010, 2009 and 2008 of $66,128, $278,507 and $293,840, respectively, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks.

62

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2010	2009	2008
Bonds	$261,510	$(166,920)	$(299,172)
Preferred stocks	—	—	(69,785)
Common stocks	3,005	(3,311)	10,818
Mortgage loans on real estate	(6,008)	(20,351)	1,314
Real estate	(1,510)	(1,423)	548
Cash, cash equivalents and short-term investments	1	(1)	—
Derivatives	(86,948)	(55,460)	(47,413)
Other invested assets	(4,127)	(24,266)	41,296

	165,923	(271,732)	(362,394)
Federal income tax effect	(28,435)	48,299	94,435
Transfer to interest maintenance reserve	(160,345)	(20,725)	82,831

Net realized capital losses on investments	$(22,857)	$(244,158)	$(185,128)

At December 31, 2010 and 2009, the Company had recorded investments in restructured securities of $19,730 and $116,865, respectively. The capital gains (losses) taken as a result of restructures in 2010, 2009 and 2008 were $3,221, $(15,385) and $1,230, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2010 and 2009, the Company held mortgage loans with a total net admitted value of $9,883 and $10,000, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There are no commitments to lend additional funds to debtors owing receivables.

63

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2010	2009	2008
Bonds	$41,178	$(106,184)	$(72,406)
Preferred stocks	—	8,518	(10,581)
Common stocks	9,291	5,648	(10,361)
Affiliated entities	4,813	392	(6,601)
Mortgage loans on real estate	2,854	(2,972)	—
Cash, cash equivalents and short-term investments	—	164	—
Derivatives	9,201	(14,700)	2,417
Other invested assets	(10,734)	(41,975)	(107,261)

Change in unrealized capital gains (losses)	$56,603	$(151,109)	$(204,793)

The Company’s investments in mortgage loans principally involve commercial real estate. During 2010, the Company issued mortgage loans with interest rates of 9.50% for commercial loans. During 2010, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ended December 31, 2010 at the time of origination was 48%. At December 31, 2010, mortgage loans with a carrying value of $1,171 were non-income producing for the previous 180 days. Accrued interest of $125 related to these mortgage loans was excluded from investment income at December 31, 2010. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $6 for the year ended December 31, 2010.

During 2009, the Company issued mortgage loans with interest rates of 6.70% for commercial loans. During 2009, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ended December 31, 2009 at the time of origination was 52%. At December 31, 2009, mortgage loans with a carrying value of $629 were non-income producing for the previous 180 days. Accrued interest of $53 related to these mortgage loans was excluded from investment income at December 31, 2009. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $7 for the year ended December 31, 2009.

64

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2010 and 2009, respectively, the net admitted asset value in impaired loans with a related allowance for credit losses was $9,883 and $47,563. The Company held an allowance for credit losses on mortgage loans in the amount of $117 and $2,972 at December 31, 2010 and 2009, respectively. The average recorded investment in impaired loans during 2010 and 2009 was $31,335 and $6,533, respectively. There was no recorded investment in impaired loans without an allowance for credit losses during 2010 or 2009.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2010	2009	2008
Balance at beginning of period	$2,972	$1,340	$—
Additions, net charged to operations	1,259	3,376	1,340
Reduction due to write-downs charged against the allowance	—	(1,340)	—
Recoveries in amounts previously charged off	(4,114)	(404)	—

Balance at end of period	$117	$2,972	$1,340

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized $1,216, $307 and $312 of interest income on impaired loans for the years ended December 31, 2010, 2009 and 2008, respectively. The Company recognized interest income on a cash basis of $1,212, $154 and $317 for years ended December 31, 2010, 2009 and 2008, respectively.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $1,646, $1,128 and $525 were taken on mortgage loans in 2010, 2009 and 2008, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statement of operations.

65

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

During 2010 and 2009, respectively, mortgage loans of $3,545 and $2,257 were foreclosed or acquired by deed and transferred to real estate. At December 31, 2010 and 2009, the Company held a mortgage loan loss reserve in the AVR of $28,842 and $25,906, respectively. The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2010	2009		2010	2009
Middle Atlantic	25%	23%	Office	49%	46%
Pacific	24	25	Retail	17	17
South Atlantic	17	18	Apartment	13	14
E. South Central	10	9	Industrial	11	13
W. South Central	8	8	Agricultural	4	4
Mountain	6	7	Other	3	3
E. North Central	4	4	Medical	2	2
W. North Central	4	4	Residential	1	1
New England	2	2

For the year ending December 31, 2010, the Company had ownership interests in sixty-six LIHTC properties. The remaining years of unexpired tax credits ranged from one to eleven and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2011 to 2024 is $28,115. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

For the year ending December 31, 2009, the Company had ownership interests in sixty-five LIHTC properties. The remaining years of unexpired tax credits ranged from one to twelve and one property was subject to review by the Arizona Department of Housing in which the Company is responding with corrective actions. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2011 to 2024 is $28,574. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

66

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The following tables provide the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2010 and 2009:

		December 31, 2010
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,304	$2,125
Low-Income Housing Tax Credits	MO	715	804

Total		$2,019	$2,929

		December 31, 2009
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,137	$2,125

Total		$1,137	$2,125

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2011 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits as of December 31, 2010 and 2009.

During 2010, the Company recorded an impairment of $3,804 for its investment in Green Mountain Partners II, L.P., an impairment of $6,062 for its investment in William Blair Mezzanine Capital Fund II, L.P. and an impairment of $272 for its investment in Yield Strategies Fund I, L.P. The impairments were taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

67

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

During 2009, the Company recorded an impairment for $3,159 for its investment in Zero Beta Fund, LLC, an affiliate. The impairment was taken because there was an intent to sell some underlying investments of the fund before any anticipated recovery in value would occur. The Company recorded an impairment of $3,498 for its investment in Real Estate Alternatives Portfolio 3, LLC. The impairment was taken because the decline in fair value of underlying investments of the fund were deemed to be other-than-temporary. In addition, the Company recorded an impairment of $1,196 for its investment in William Blair Mezzanine Capital Fund, L.P., an impairment of $4,198 for its investment in Cigna Mezzanine Partners III, L.P., an impairment of $1,548 for its investment in B III Capital Partners, L.P. and an impairment of $2,584 for its investment in Harbour Group Investments III, L.P. It was determined that the declines were other-than-temporary because the expected future proceeds are the current reflected fair values on each of the deals.

On December 31, 2010, the Company acquired two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC and Transamerica Realty Properties, LLC) from Transamerica Life Insurance Company (TLIC), an affiliate, for a combined purchase price of $252,975. The price paid was based predominantly on the valuations of the properties within each of those entities. This transaction was accounted for as a business combination using the statutory purchase method and resulted in goodwill of $100,674, which is included in the carrying value of these other invested assets. There was no amortization of goodwill during 2010 as the transaction occurred on the last day of the year.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

68

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts from other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $1,850, $7,375 and $(8,428), for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. The Company replicates hybrid fixed to floating treasuries by combining a US Treasury cash component with a forward starting swap which, in effect converts a fixed US Treasury into hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. At December 31, 2010 and 2009, the Company had replicated assets with a fair value of $660,840 and $623,350, respectively, and swaps with a fair value of $2,440 and $(7,197), respectively. During the years ended December 31, 2010 and 2008, the Company did not recognize any capital gain or loss related to replication transactions. During the year ended December 31, 2009, the Company recognized $2,458 in capital losses related to replication transactions.

69

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2010, credit default swaps, used in replicating corporate bonds are as follows:

		Maximum Future
	Maturity	Payout	Current Fair
Deal, Receive (Pay), Underlying	Date	(Estimated)	Value
3821, SWAP USD0.43/USD0, 023551L@1	12/20/2012	$3,000	$4
3819, SWAP USD0.6/USD0, 872384A*3	12/20/2012	1,000	4
3816, SWAP USD0.6/USD0, 023551L#9	12/20/2012	3,000	12
3822, SWAP USD0.43/USD0, 872384A*3	12/20/2012	3,000	4
3824, SWAP USD0.43/USD0, 023551L@1	12/20/2012	2,000	2
3437, SWAP USD0.4/USD0, 26056R*Z3	12/10/2049	48,200	(35)
3438, SWAP USD0.4/USD0, 26056R*Z3	7/15/2016	28,920	(21)
3441, SWAP USD0.365/USD0, 073902C*7	10/15/2015	15,000	14
3468, SWAP USD0.35/USD0, 26056R@C3	4/15/2016	96,800	(332)
3469, SWAP USD0.35/USD0, 26056R@C3	6/20/2012	21,562	(74)
3469, SWAP USD0.35/USD0, 26056R@C3	6/20/2012	17,158	(59)
3470, SWAP USD0.35/USD0, 26056R*Y6	7/15/2016	62,920	(216)
3471, SWAP USD0.35/USD0, 26056R@A7	6/20/2012	2,167	(7)
3471, SWAP USD0.35/USD0, 26056R@A7	6/20/2012	31,713	(109)
3476, SWAP USD0.35/USD0, 26056R@B5	9/15/2016	96,800	(332)
3747, SWAP USD0.45/USD0, 617446C@6	12/15/2014	25,000	(242)
3772, SWAP USD1.1/USD0, 29273RA@8	12/12/2016	8,000	58
3773, SWAP USD0.9/USD0, 29273RA@8	12/12/2016	10,000	38
4202, SWAP USD1/USD0, BAE3BZ$02	12/20/2015	5,000	35
4202, SWAP USD1/USD0, BAE3BZ$02	12/20/2015	15,000	105
4217, SWAP USD1/USD0, 38141G$02	12/20/2015	7,000	(65)
4217, SWAP USD1/USD0, 38141G$02	12/20/2015	3,000	(28)
4218, SWAP USD1/USD0, 617446$01	5/15/2038	10,000	(293)

		$516,240	$(1,536)

70

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global option contracts to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet, and the fair value adjustment is recorded to unassigned surplus in the financial statements. At December 31, 2010, 2009 and 2008, the Company held options with a fair value of $748, $816, and $218 respectively.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of ‘A’ or better. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $373,859 and $315,405, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $278,400 and $397,296, respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

71

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2010 and 2009, the Company’s outstanding derivative financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2010	2009
Interest rate and currency swaps:
Receive floating - pay floating	$697,970	$892,970
Receive fixed - pay floating	4,264,485	5,881,363
Receive floating - pay fixed	2,234,417	3,549,403

The Company utilizes futures contracts to hedge against changes in equity market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract.

72

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Open futures contracts at December 31, 2010 and 2009, are as follows:

Long/Short	Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
	December 31, 2010
		NASDAQ 100
Long	23	March 2010 Futures	$1,021	$1,019
		S&P 500
Long	85	March 2009 Futures	26,359	26,626

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2009
	S&P 500
129	March 2009 Futures	$35,759	$35,820
	NASDAQ 100
9	March 2010 Futures	1,615	1,673

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 22 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2010, 2009 and 2008, none of the Company’s cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2010, the Company has accumulated $8,267 in deferred gains related to the termination of forecasted transactions. These gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

73

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

For the years ended December 31, 2010, 2009 and 2008, the Company has recorded $(16,061), $(16,330) and $(22,121), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2010, 2009 or 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2010 and 2009, investments with an aggregate carrying amount of $14,174,913 and $16,301,805 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such state regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2010	2009	2008
Direct premiums	$1,741,281	$1,798,351	$2,459,619
Reinsurance assumed - non affiliates	197,040	204,070	248,012
Reinsurance assumed - affiliates	118,749	26,869	—
Reinsurance ceded - non affiliates	(56,295)	52,534	(185,035)
Reinsurance ceded - affiliates	(643,247)	(222,901)	(292,605)

Net premiums earned	$1,357,528	$1,858,923	$2,229,991

74

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $492,451, $191,301 and $49,181 during 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $37,897 and $37,550, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2010 and 2009 of $10,679,382 and $14,025,599, respectively, of which $10,554,522 and $13,892,189, respectively, were ceded to affiliates.

At December 31, 2010 and 2009, amounts recoverable from unaffiliated unauthorized reinsurers totaled $2,522 and $3,115, respectively, and reserve credits for reinsurance ceded totaled $15,062 and $16,844, respectively. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $28,554 and $31,850 at December 31, 2010 and 2009, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days. There would be no reduction in surplus at December 31, 2010 if all reinsurance agreements were cancelled.

At December 31, 2010, the Company did not enter into any new reinsurance agreements in which reserve credit was taken. At December 31, 2009, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $4,285,328.

Effective April 1, 2010 the Company entered into an indemnity reinsurance agreement with TLIC, an affiliate, in which the Company agreed to cede on a coinsurance basis, certain term life insurance policies. The Company assumed life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net pre-tax loss of $462,821, which was recognized in the statement of operations.

Subsequently, also effective April 1, 2010, the Company retroceded the same block of term life insurance policies to Transamerica Pacific Life Insurance Company, an affiliate, on an indemnity, coinsurance basis. The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net pre-tax gain of $462,821 ($300,833 net of tax), which was deferred directly into unassigned surplus. During 2010, the Company has amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

75

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company has entered into an indemnity reinsurance agreement effective October 1, 2009, with MLIC RE, Inc., an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain industrial, ordinary and universal in-force life insurance risks on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $900,000, received an initial ceding commission of a like amount and paid an initial premium of $900,000. The pre-tax gain of $900,000 ($585,000 net of tax) was credited directly to unassigned surplus. The Company ceded reserves on a modified coinsurance basis of $3,973,067 and paid an initial reinsurance premium equal to the reserves ceded, resulting in no gain or loss on the modified coinsurance portion of this transaction. During 2010 and 2009, $58,500 and $14,625, respectively, of deferred gains were amortized into earnings with a corresponding charge directly to unassigned surplus.

The Company entered into an indemnity reinsurance agreement with TLIC, an affiliate, effective July 1, 2009 in which the Company agreed to assume on a coinsurance basis fixed deferred annuities issued under selected plans. The initial consideration received was $3,474,331, the initial ceding allowance paid was $13,677 and reserves assumed were $3,474,331. In addition, an interest maintenance reserve of $15,469 was transferred to the Company, resulting in a pre-tax loss of $29,146 on the transaction, which was included in the statement of operations.

Subsequent to the above transaction, and also effective July 1, 2009, the Company entered into a facultative reinsurance agreement with TLIB, an affiliate. The Company agreed to reinsure with TLIB, on a coinsurance funds withheld basis, certain funding agreements, group annuity contracts and individual fixed deferred annuities originally issued by TLIC and reinsured by the Company or issued directly by the Company. The Company paid an initial premium consideration of $3,491,332, received a ceding commission of $39,801 and released reserves of $3,475,655. In addition, a funds withheld liability of $3,491,332 was established. The pre-tax gain of $39,801 ($25,871 net of tax) was credited directly to unassigned surplus. During 2009, $25,871 of deferred gains related to the initial transaction was amortized into earnings with a corresponding charge directly to unassigned surplus.

76

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Effective December 31, 2008, the Company entered into a coinsurance funds withheld reinsurance agreement with a non-affiliated party. The Company paid an initial premium consideration equal to the reserves released of $4,584,735, resulting in no impact to the Company’s net income. In addition, the Company established a funds withheld liability for the funds received of $4,584,735.

Subsequent to this transaction, effective October 1, 2009, the Company recaptured this coinsurance funds withheld reinsurance agreement with a non-affiliated party. The Company received premium consideration equal to the reserves recaptured of $4,584,735, having no impact on the Company’s net income. In addition, the Company released the funds withheld liability of $4,584,735.

The Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008. TLIC was the issuer of a series of corporate-owned life insurance policies issued to Life Investors Insurance Company of America (LIICA), an affiliate. The assumption reinsurance transaction resulted in the Company assuming all liabilities of TLIC arising under these policies. The Company assumed reserves of $138,025 and received consideration of $125,828. The Company recorded $12,197 of goodwill related to this transaction. The Company amortized $1,019 and $1,202 of this balance during 2010 and 2009, respectively.

Effective December 31, 2008, the Company entered into a quota share retrocession reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, to cede on a 75% quota share basis certain group health insurance business assumed by the Company from unrelated insurers. The Company ceded reserves of $38,283, paid reinsurance consideration of $24,617 and received retrocession commission income of $8,392. The resulting pre-tax gain of $22,058 ($14,338 net of tax) was credited directly to unassigned surplus. During 2010 and 2009, respectively, $2,271 and $1,916 of was amortized into earnings with a corresponding charge directly to unassigned surplus.

Effective December 1, 2008, the Company assumed institutional deposit-type contracts from TLIC, an affiliate, on a coinsurance funds withheld basis. The Company established a contract liability of $1,300,688 and received consideration of the same, resulting in no impact to net income.

77

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Subsequent to the previously outlined transaction, also effective December 1, 2008, the Company retroceded the institutional deposit-type contracts assumed from TLIC to Transamerica International Reinsurance Ireland Limited (TIRI), an affiliate, on a coinsurance funds withheld basis. The Company established a funds withheld liability in the amount of $1,300,688 with an offsetting decrease in the contract liability, resulting in no impact to net income.

Effective December 1, 2008, the Company recaptured institutional deposit-type contracts that it had previously ceded on a coinsurance funds withheld basis to TIRI. As a result, the Company reduced its funds withheld liability in the amount of $10,368,542 with an offsetting increase in the contract liability. The Company received pre-tax net consideration in the amount of $473,624, which is recognized as income in the statement of operations.

Subsequent to the above transaction, also effective on December 1, 2008, the Company ceded, on a coinsurance funds withheld basis, the institutional deposit-type contracts that were recaptured from TIRI to Transamerica Life International (Bermuda) Ltd. (TIRe), also an affiliate. As a result, the Company established a funds withheld liability in the amount of $10,368,542 with an offsetting decrease in the contract liability. The Company paid pre-tax net consideration on the transaction of $473,624, which is recognized as a charge to earnings in the statement of operations.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective December 31, 2006. The Company received reinsurance consideration of $270,641, paid a commission expense allowance of $131,339 and established reserves approximately equal to the reinsurance consideration received, resulting in a pre-tax loss of $131,339 that has been included in the statement of operations. Adjustments were made during 2008 to true up the actual purchase price, resulting in a pre-tax loss of $2,671.

During 2010, 2009 and 2008, the Company amortized deferred gains from reinsurance transactions occurring prior to 2008 of $8 for each respective year, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

78

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The net deferred income tax asset at December 31, 2010 and 2009 and the change from the prior year are comprised of the following components:

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$344,578	$218,539	$563,117
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	344,578	218,539	563,117
Deferred Tax Liabilities	244,147	117,390	361,537

Subtotal (Net Deferred Tax Assets)	100,431	101,149	201,580
Deferred Tax Assets Nonadmitted	—	—	—

Net Admitted Deferred Tax Assets	$100,431	$101,149	$201,580

	December 31, 2009
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$337,447	$319,183	$656,630
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	337,447	319,183	656,630
Deferred Tax Liabilities	44,281	315,289	359,570

Subtotal (Net Deferred Tax Assets)	293,166	3,894	297,060
Deferred Tax Assets Nonadmitted	113,666	—	113,666

Net Admitted Deferred Tax Assets	$179,500	$3,894	$183,394

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$7,131	$(100,644)	$(93,513)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	7,131	(100,644)	(93,513)
Deferred Tax Liabilities	199,866	(197,899)	1,967

Subtotal (Net Deferred Tax Assets)	(192,735)	97,255	(95,480)
Deferred Tax Assets Nonadmitted	(113,666)	—	(113,666)

Net Admitted Deferred Tax Assets	$(79,069)	$97,255	$18,185

79

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2010	2009	Change
Ordinary
Policyholder reserves	$181,341	$181,031	$310
Investments	24,313	5,724	18,589
Deferred acquisition costs	125,281	130,787	(5,506)
Compensation and benefits accrual	1,613	879	734
Receivables - nonadmitted	4,182	8,205	(4,023)
Tax credit carry-forward	—	—	—
Other (including items <5% of	7,848	10,821	(2,973)
ordinary tax assets)	—	—	—

	344,578	337,447	7,131
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	113,666	(113,666)

Admitted ordinary deferred tax assets	344,578	223,781	120,797
Capital:
Investments	218,538	283,232	(64,694)
Net capital loss carryforward	—	35,951	(35,951)
Other (including items <5% of total total capital tax assets)	—	—	—

	218,538	319,183	(100,645)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	218,538	319,183	(100,645)

Admitted deferred tax assets	$563,116	$542,964	$20,152

80

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

	Year Ended December 31
	2010	2009	Change
Deferred Tax Liabilities:
Ordinary
Investments	$26,498	$20,258	$6,240
Reinsurance ceded	3,492	—	3,492
Interest expense on federal income tax	199	3,250	(3,050)
§807(f) adjustment	17,066	19,798	(2,732)
Other (including items <5% of total ordinary tax liabilities)	—	975	(975)

	47,255	44,281	2,975
Capital
Investments	314,273	315,290	(1,017)
Other (including items <5% of total capital tax liabilities)	8	—	8

	314,281	315,290	(1,009)

Deferred tax liabilities	361,536	359,571	1,966

Net deferred tax assets/liabilities	$201,580	$183,393	$18,186

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2010 and 2009.

81

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2010 and 2009 reporting periods. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
(a) SSAP No. 10R, Paragraph 10.a.	$43,509	$27,033	$70,542
(b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	33,656	33,656
(c) SSAP No. 10R, Paragraph 10.b.i.	—	33,656	33,656
(d) SSAP No. 10R, Paragraph 10.b.ii.	—	129,971	129,971
(e) SSAP No. 10R, Paragraph 10.c.	203,687	157,850	361,537

(f) Total	$247,196	$218,539	$465,735

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
(g) SSAP No. 10R, Paragraph 10.e.i.	$100,431	$27,033	$127,464
(h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	74,116	74,116
(i) SSAP No. 10R, Paragraph 10.e.ii.a.	—	74,116	74,116
(j) SSAP No. 10R, Paragraph 10.e.ii.b.	—	194,957	194,957
(k) SSAP No. 10R, Paragraph 10.e.iii.	244,147	117,390	361,537

(l) Total	$344,578	$218,539	$563,117

82

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

	December 31, 2009
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
(a) SSAP No. 10R, Paragraph 10.a.	$49,739	$—	$49,739
(b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	50,356	50,356
(c) SSAP No. 10R, Paragraph 10.b.i.	—	50,356	50,356
(d) SSAP No. 10R, Paragraph 10.b.ii.	—	126,374	126,374
(e) SSAP No. 10R, Paragraph 10.c.	90,744	268,827	359,571

(f) Total	$140,483	$319,183	$459,666

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
(g) SSAP No. 10R, Paragraph 10.e.i.	$105,229	$—	$105,229
(h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	78,164	78,164
(i) SSAP No. 10R, Paragraph 10.e.ii.a.	—	78,164	78,164
(j) SSAP No. 10R, Paragraph 10.e.ii.b.	—	189,561	189,561
(k) SSAP No. 10R, Paragraph 10.e.iii.	118,552	241,019	359,571

(l) Total	$223,781	$319,183	$542,964

83

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

	Change
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
(a) SSAP No. 10R, Paragraph 10.a.	$(6,230)	$27,033	$20,803
(b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	(16,700)	(16,700)
(c) SSAP No. 10R, Paragraph 10.b.i.	—	(16,700)	(16,700)
(d) SSAP No. 10R, Paragraph 10.b.ii.	—	3,597	3,597
(e) SSAP No. 10R, Paragraph 10.c.	112,943	(110,977)	1,966

(f) Total	$106,713	$(100,644)	$6,069

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
(g) SSAP No. 10R, Paragraph 10.e.i.	$(4,798)	$27,033	$22,235
(h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	(4,048)	(4,048)
(i) SSAP No. 10R, Paragraph 10.e.ii.a.	—	(4,048)	(4,048)
(j) SSAP No. 10R, Paragraph 10.e.ii.b.	—	5,396	5,396
(k) SSAP No. 10R, Paragraph 10.e.iii.	125,595	(123,629)	1,966

(l) Total	$120,797	$(100,644)	$20,153

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

84

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Total increased admitted adjusted gross DTAs as the result of the application of paragraph 10.e. SSAP No. 10R, Income Taxes – A Temporary Replacement of SSAP No. 10:

	December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$97,381	$—	$97,381

	December 31, 2009
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$83,298	$—	$83,298

	Change
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$14,083	$—	$14,083

Used in SSAP No. 10R, Paragraph 10.d.

	December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$1,229,436
Authorized Control Level	XXX	XXX	177,975

	December 31, 2009
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$1,425,639
Authorized Control Level	XXX	XXX	230,589

	Change
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$(196,203)
Authorized Control Level	XXX	XXX	(52,614)

85

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

	December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted Deferred Tax Assets	$247,196	$218,539	$465,735
(b) Admitted Assets	XXX	XXX	32,753,791
(c) Adjusted Statutory Surplus*	XXX	XXX	1,077,042
(d) Total Adjusted Capital from DTAs	XXX	XXX	1,229,436
Increases due to SSAP No. 10R, Paragraph 10.e.:
(e) Admitted Deferred Tax Assets	$97,381	—	$97,381
(f) Admitted Assets	97,381	—	97,381
(g) Statutory Surplus	97,381	—	97,381

	December 31, 2009
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted Deferred Tax Assets	$140,483	$319,183	$459,666
(b) Admitted Assets	XXX	XXX	34,644,680
(c) Adjusted Statutory Surplus*	XXX	XXX	1,353,288
(d) Total Adjusted Capital from DTAs	XXX	XXX	1,425,639
Increases due to SSAP No. 10R, Paragraph 10.e.:
(e) Admitted Deferred Tax Assets	$83,298	$—	$83,298
(f) Admitted Assets	83,298	—	83,298
(g) Statutory Surplus	83,298	—	83,298

	Change
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted Deferred Tax Assets	$106,713	$(100,644)	$6,069
(b) Admitted Assets	XXX	XXX	(1,890,889)
(c) Adjusted Statutory Surplus*	XXX	XXX	(276,246)
(d) Total Adjusted Capital from DTAs	XXX	XXX	(196,203)
Increases due to SSAP No. 10R, Paragraph 10.e.:
(e) Admitted Deferred Tax Assets	$14,083	$—	$14,083
(f) Admitted Assets	14,083	—	14,083
(g) Statutory Surplus	14,083	—	14,083

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, Paragraph 10.b.ii

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

86

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The impact of tax planning strategies at December 31, 2010 was a follows:

	December 31, 2010
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(a) Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	13%	13%

(b) Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	0%	37%	37%

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2010	2009	Change
Current Income Tax
Federal	$39,987	$584,764	$(544,777)
Foreign	—	—	—

Subtotal	39,987	584,764	(544,777)

Federal income tax on net capital gains	28,435	(48,299)	76,734
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$68,422	$536,465	$(468,043)

87

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2010	2009	2008
Current income taxes incurred	$68,422	$536,465	$(46,501)
Change in deferred income taxes (without tax on unrealized gains and losses)	75,783	(122,767)	267,571

Total income tax reported	$144,205	$413,698	$221,070

Income before taxes	$228,231	$748,868	$214,332
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$79,881	$262,104	$75,016
Increase (decrease) in actual tax reported resulting from:
a Dividends received deduction	(1,819)	(1,698)	(1,518)
b Tax credits	(26,662)	(25,465)	6,837
c Tax-exempt income	(289)	(396)	(549)
d Tax adjustment for IMR	1,517	10,410	587
e Surplus adjustment for in-force ceded	80,039	198,958	5,015
f Nondeductible expenses	541	485	2,180
g Deferred tax benefit on other items in surplus	(2,732)	(3,326)	101,873
h Provision to return	(20)	(4,849)	16,251
i Life-owned life insurance	(864)	(1,221)	(875)
j Dividends from certain foreign corporations	329	336	631
k Statutory valuation allowance	—	—	—
l Prior period adjustment	16,415	(23,933)	14,661
m Pretax income of SMLLC’s	(2,131)	—	—
n Other	—	2,293	961

Total income tax reported	$144,205	$413,698	$221,070

88

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2010.

As of December 31, 2010 and 2009, the Company had no operating loss or tax credit carryforwards available for tax purposes. The Company did not have a capital loss carryforward at December 31, 2010. The Company had a capital loss carryforward of $102,717 at December 31, 2009.

The Company incurred income taxes during 2010, 2009 and 2008 of $80,311, $533,471 and $18,597 respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2010 and 2009 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2010, 2009 and 2008 was not material and the Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

89

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2010 and 2009.

For the years ended December 31, 2010, 2009 and 2008, premiums for participating life insurance policies were $2,554, $4,152 and $5,308, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $1,388, $1,444 and $1,484 to policyholders during 2010, 2009 and 2008, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31, 2010		December 31, 2009
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With fair value adjustment	$85,363	0%	$90,387	0%
At book value less surrender charge of 5% or more	501,175	2	537,644	2
At fair value	11,251,889	47	10,178,219	37

Total with adjustment or at fair value	11,838,427	49	10,806,250	39
At book value without adjustment (with minimal or no charges or adjustments)	4,400,628	18	4,580,575	17
Not subject to discretionary withdrawal	8,080,557	33	11,929,782	44

Total annuity reserves and deposit fund liabilities - before reinsurance	24,319,612	100%	27,316,607	100%

Less reinsurance ceded	7,769,187		11,459,764

Net annuity reserves and deposit fund liabilities	$16,550,425		$15,856,843

90

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2010 and 2009 are approximately $48,329 and $73,284, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2010 the contractual maturities were as follows:

Year	Amount
2011	$—
2012	—
2013	—
2014	—
2015	—
Thereafter	48,329

91

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Certain separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or fair value of the investments held in the separate account. The assets and the liabilities of these are carried at fair value. These variable annuities generally provide an incidental minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit. The Company’s Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement. Hedging instruments that return the chosen index are purchased by the Company and held within the separate account. The assets in the accounts, carried at fair value, consist primarily of long-term bonds. Information regarding the separate accounts of the Company are as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$—	$358,366	$358,366

Reserves for separate accounts as of December 31, 2010 with assets at fair value	$165,902	$26,323	$11,287,100	$11,479,325

Total	$165,902	$26,323	$11,287,100	$11,479,325

Reserves by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal:
With fair value adjustment	$165,902	$26,323	$—	$192,225
At fair value	—	—	11,260,269	11,260,269
Not subject to discretionary withdrawal	—	—	26,831	26,831

Total separate account liabilities at December 31, 2010	$165,902	$26,323	$11,287,100	$11,479,325

92

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$—	$331,601	$331,601

Reserves for separate accounts as of December 31, 2009 with assets at fair value	$143,126	$27,768	$10,186,481	$10,357,375

Total	$143,126	$27,768	$10,186,481	$10,357,375

Reserves by withdrawal characteristics as of December 31, 2009:
Subject to discretionary withdrawal:
With fair value adjustment	$143,126	$27,768	$—	$170,894
At fair value	—	—	10,161,294	10,161,294
Not subject to discretionary withdrawal	—	—	25,187	25,187

Total separate account liabilities at December 31, 2009	$143,126	$27,768	$10,186,481	$10,357,375

93

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$170,000	$—	$527,522	$697,522

Reserves for separate accounts as of December 31, 2008 with assets at fair value	$112,344	$29,948	$8,610,088	$8,752,380

Total	$112,344	$29,948	$8,610,088	$8,752,380

Reserves by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With fair value adjustment	$112,344	$29,948	$—	$142,292
At fair value	—	—	8,527,794	8,527,794
Not subject to discretionary withdrawal	—	—	82,294	82,294

Total separate account liabilities at December 31, 2008	$112,344	$29,948	$8,610,088	$8,752,380

94

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2010	2009	2008
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$358,366	$331,601	$721,269
Transfers from separate accounts	(550,170)	(616,036)	(581,174)

Net transfers from separate accounts	(191,804)	(284,435)	140,095
Miscellaneous reconciling adjustments	198	106	4

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$(191,606)	$(284,329)	$140,099

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2010 and 2009, the Company’s separate account statement included legally insulated assets of $11,512,136 and $10,396,423, respectively. The assets legally insulated from general account claims at December 31, 2010 are attributed to the following products:

Product	Legally Insulated Assets
Variable annuities	$9,746,112
Variable life	8,792
Group annuities	1,557,604
Modified separate account	199,628

Total separate account assets	$11,512,136

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $235,560. To compensate the general account for the risk taken, the separate account paid risk charges of $86 to the general account in 2010. As of December 31, 2010, the general account of the Company had paid $5,216 toward separate account guarantees.

95

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

The Company does not participate in securities lending transactions within the separate account.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $35,406 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2010 and 2009, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2010
Minimum guaranteed death benefit	$6,295,413	$4,757	$—
Minimum guaranteed income benefit	9,658	1,279	—
Minimum guaranteed withdrawal benefit	9,969	1	—
December 31, 2009
Minimum guaranteed death benefit	$5,844,610	$10,443	$—
Minimum guaranteed income benefit	8,969	1,500	—
Minimum guaranteed withdrawal benefit	6,360	—	—

96

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2010 and 2009, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2010
Life and annuity:
Ordinary direct first year business	$20,185	$15,278	$4,907
Ordinary direct renewal business	246,221	58,892	187,329
Group life direct business	17,659	4,543	13,116
Credit direct business	822	—	822
Reinsurance ceded	(51,001)	—	(51,001)

Total life and annuity	233,886	78,713	155,173
Accident and health:
Direct	54,507	—	54,507
Reinsurance assumed	9,471	—	9,471
Reinsurance ceded	(1,166)	—	(1,166)

Total accident and health	62,812	—	62,812

	$296,698	$78,713	$217,985

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary direct first year business	$20,512	$15,479	$5,033
Ordinary direct renewal business	217,636	61,527	156,109
Group life direct business	18,840	5,314	13,526
Credit direct business	957	—	957
Reinsurance ceded	(17,081)	—	(17,081)

Total life and annuity	240,864	82,320	158,544
Accident and health:
Direct	48,242	—	48,242
Reinsurance assumed	8,834	—	8,834
Reinsurance ceded	(1,163)	—	(1,163)

Total accident and health	55,913	—	55,913

	$296,777	$82,320	$214,457

97

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Heath Contracts. At December 31, 2010 and 2009, the Company had insurance in force aggregating $9,177,513 and $9,162,932, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $86,353 and $88,592 to cover these deficiencies at December 31, 2010 and 2009, respectively.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2010 and 2009 was $2,217 and $2,093, respectively.

The Company incurred $6,009 and paid $5,886 of claim adjustment expenses during 2010, of which $2,397 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years.

98

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of up to $117,442 without the prior approval of insurance regulatory authorities in 2011.

The Company paid $500,000 in cash dividends to its parent companies on December 23, 2010. Of this amount, $42,100 was considered an ordinary dividend and $457,900 was considered extraordinary. CGDC received $498,610 and CGC received $1,390. The Company paid ordinary cash dividends of $393,700 to its parent companies on December 30, 2009. CGDC received $392,598 and CGC received $1,102.

On December 30, 2009, the Company paid a common stock dividend of $880,000 to its parent companies. Of this amount, $393,700 was an ordinary dividend and $486,300 was considered to be a return of capital. CGDC received $877,536 and CGC received $2,464. The Company reported a contribution receivable from parent companies of $275,000 at December 31, 2009. Capital contributions of $274,230 and $770 were received from CGDC and CGC, respectively, on February 12, 2010.

The Company received capital contributions of $199,440 and $560 from its parent companies, CGDC and CGC, respectively, on December 30, 2008. The Company paid $123,653 and $347 to CGDC and CGC, respectively, on December 29, 2008. These payments were considered to be a return of additional paid in capital.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the minimum RBC requirements.

99

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus (continued)

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to one such vote.

On December 23, 2004, the Company received $117,168 from CGDC and $42,832 from AEGON USA, LLC, both affiliates, in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the surplus notes at December 31, 2010 and 2009 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2010
CGDC	$117,168	$7,030	$42,337	$586
AEGON	42,832	2,570	15,476	214

Total	$160,000	$9,600	$57,813	$800

2009
CGDC	$117,168	$7,030	$35,307	$586
AEGON	42,832	2,570	12,906	214

Total	$160,000	$9,600	$48,213	$800

100

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2010 and December 31, 2009, respectively, securities in the amount of $403,215 and $277,084 were on loan under securities lending agreements. At December 31, 2010, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $426,971 and $281,630 at December 31, 2010 and 2009, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$427,233
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	427,233
Securities received	—

Total collateral received	$427,233

101

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Securities Lending (continued)

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$30,390	$30,390
30 days or less	273,689	273,689
31 to 60 days	78,707	78,707
61 to 90 days	28,903	28,903
91 to 120 days	2,424	2,399
121 to 180 days	4,376	4,368
181 to 365 days	2,272	2,275
1 to 2 years	1,718	1,679
2-3 years	—	—
Greater than 3 years	4,787	4,561

Total	427,266	426,971
Securities received	—	—

Total collateral reinvested	$427,266	$426,971

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $427,364 (fair value of $426,971) that are currently tradable securities that could be sold and used to pay for the $427,233 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $5,266, $5,939 and $6,729, for the years ended December 31, 2010, 2009 and 2008, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

102

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 25% of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $1,909, $2,118 and $2,400, for the years ended December 31, 2010, 2009 and 2008, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2010, 2009 and 2008 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,291, $1,536 and $1,211, related to these plans for the years ended December 31, 2010, 2009 and 2008, respectively.

103

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service arrangement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2010, 2009 and 2008, the Company paid $44,683, $31,117 and $34,423, respectively, for these services, which approximates their costs to the affiliates.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $70, $67 and $76 for the years ended December 31, 2010, 2009 and 2008, respectively.

At December 31, 2010 and 2009, the Company reported a net amount of $6,762 and $59,681 due to parent, subsidiary and affiliated companies, respectively. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2010, 2009 and 2008, the Company paid net interest of $151, $2,073 and $1,861, respectively, to affiliates.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $364, $291 and $369 for these services during 2010, 2009 and 2008, respectively.

104

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

At December 31, 2010, the Company had short-term intercompany notes receivable of $323,100 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments on the balance sheet.

Receivable from	Amount	Due By	Interest Rate
AEGON USA, LLC	$11,800	March 29, 2011	0.21%
AEGON USA, LLC	40,000	March 30, 2011	0.21%
AEGON USA, LLC	50,000	June 29, 2011	0.34%
AEGON USA, LLC	61,000	June 30, 2011	0.34%
AEGON USA, LLC	115,000	September 23, 2011	0.28%
AEGON USA, LLC	45,300	December 13, 2011	0.25%

At December 31, 2009, the Company had short-term intercompany notes receivable of $472,600 as follows. In accordance with SSAP No. 25, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON USA, LLC	$231,900	September 25, 2010	0.25%
AEGON USA, LLC	162,300	September 29, 2010	0.25%
AEGON USA, LLC	33,000	September 30, 2010	0.25%
AEGON USA, LLC	45,400	December 15, 2010	0.25%

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2010 and 2009, the cash surrender value of these policies was $72,396 and $69,928, respectively.

During 1998, TLIC issued life insurance policies to LIICA, covering the lives of certain LIICA employees. As discussed in Note 6-Reinsurance, the Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008, resulting in the Company assuming all liabilities of TLIC arising under these policies. Accordingly, the Company held aggregate reserves for policies and contracts related to these policies of $148,756 and $143,644 at December 31, 2010 and 2009, respectively.

105

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C, B, P, U	$299,773
Bollinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group, A&H, Life	C, CA, P, U	115,476
League Insurance Agency/ CUNA Mutual Group 14 Business Park Branford, CT 06405	06-0898852	No	Long-Term Care	P	1,484
All Other TPA Premiums					243

Total					$416,976

C-	Claims Payment
CA-	Claims Adjustment
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

106

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $54,824,126 and $53,282,037 as of December 31, 2010 and 2009, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $2,542 and $11,604 at December 31, 2010 and 2009, respectively.

At December 31, 2009, the Company had entered into multiple agreements with commitment amounts of $28,475, for which it was paid a fee to provide standby liquidity asset purchase agreements. The liquidity asset purchase agreements were unwound during 2010, so the Company no longer holds a contingent reserve related to this agreement as of December 31, 2010.

During 2010 and 2009, the Company has provided guarantees for the performance of a noninsurance subsidiary that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investors’ capital accounts covered by the transactions was $350,790 and $345,478 at December 31, 2010 and 2009, respectively. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investors’ inability to fully utilize the tax benefits. Accordingly, the Company believes the chance of having to make material payments under the guarantee is remote.

107

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

The Company has provided a contingent deferred capital contribution guaranty to LIHTC industry firms involving the guaranteed sale of a low income housing tax credit partnership. The guaranty is effective only if the third party investor defaults on its deferred capital contribution obligations. There was no exposure under the guaranty as of December 31, 2010. As of December 31, 2009, the Company’s exposure under the guaranty was $810. Due to the financial strength and credit ratings of the third party investor, the Company believes the chance of having to make material payments under the guaranty is remote.

At December 31, 2010 and 2009, the Company had mortgage loan commitments of $6,000 and $6,900, respectively. The Company has contingent commitments of $102,354 and $138,832 at December 31, 2010 and 2009, respectively, for joint ventures, partnerships and limited liability companies, which include LIHTC commitments of $28,115 and $28,574, respectively.

At December 31, 2010 and 2009, no securities were acquired on a “to be announced” (TBA) basis.

At December 31, 2010 and 2009, there were no private placement commitments outstanding.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2010 and 2009, the Company has pledged invested assets with a carry value of $52,268 and $154,248, respectively, and fair value of $53,585 and $160,714, respectively, in conjunction with these transactions. Also, in conjunction with the derivative transactions, cash in the amount of $62,056 and securities in the amount of $5,579, were posted to the Company as of December 31, 2009, respectively, which were not included in the financials of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $14,740 at December 31, 2009.

108

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties being recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2010 was $125,676. In addition, securities in the amount of $35,226 were posted to the Company as of December 31, 2010, which were not included in the financials of the Company. In accordance with the amended SSAP 91R, noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $12,788 as of December 31, 2010.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2010 and 2009, the Company has pledged invested assets with a carrying amount of $277,599 and $362,686 respectively, and fair value of $300,551 and $381,997 respectively, in conjunction with these transactions.

At December 31, 2010 and 2009, respectively, the Company has issued funding agreements totaling $400,050 and $400,037 to the FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to the FHLB are classified in the general account as it is a general obligation of the Company.

Collateral is required by the FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2010 and 2009 was $912,698 and $522,421 respectively. In addition, the FHLB requires their common stock to be purchased in order to transact with the FHLB. The Company owns $27,800 of FHLB common stock at both December 31, 2010 and 2009. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.

109

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $14,431 and $14,363 and an offsetting premium tax benefit of $1,246 and $1,517 at December 31, 2010 and 2009, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $853, $(1,542) and $1,074, at December 31, 2010, 2009 and 2008, respectively.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company did not participate in dollar repurchase agreements at December 31, 2010 or 2009. The Company had no outstanding liability for borrowed money due to participation in dollar repurchase agreements at December 31, 2010 or 2009.

110

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

The Company enters into municipal repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $8,153 and $110,181 for these agreements as of December 31, 2010 and 2009, respectively. The repurchase agreements are collateralized by government agency securities with book values of $8,175 and $115,344 as of December 31, 2010 and 2009, respectively. These securities have maturity dates that range from 2013 to 2025 and have a weighted average interest rate of 3.68%.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio, referred to as wash sale transactions. The details by NAIC designation 3 or below of securities sold during 2010 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 5	3	$299	$308	$20
NAIC 6	1	198	198	(7)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 11, 2011, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 11, 2011, the Company has not indentified any Type I or Type II subsequent events for the year ended December 31, 2010.

111

Statutory-Basis

Financial Statement Schedules

Monumental Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2010

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$643,163	$656,772	$643,163
States, municipalities and political subdivisions	227,761	219,773	227,761
Foreign governments	212,380	220,978	212,380
Hybrid Securities	852,565	688,774	852,565
All other corporate bonds	12,723,397	12,961,241	12,723,397
Preferred stocks	284	531	284

Total fixed maturities	14,659,550	14,748,069	14,659,550
Equity securities
Common stocks:
Industrial, miscellaneous and all other	35,765	47,991	47,991

Total equity securities	35,765	47,991	47,991
Mortgage loans on real estate	2,321,498		2,321,498
Real estate	6,707		6,707
Policy loans	489,785		489,785
Other long-term investments	311,325		311,325
Cash, cash equivalents and short-term investments	1,085,310		1,085,310

Total investments	$18,909,940		$18,922,166

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

113

Monumental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2010

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2010
Individual life	$5,429,071	$—	$42,795	$190,902	$425,921	$241,566	$248,796
Individual health	388,001	38,089	46,182	198,572	35,205	106,258	80,859
Group life and health	696,997	36,826	81,085	484,305	62,236	284,094	195,039
Annuity	4,020,138	—	25	483,749	386,838	866,668	76,533

	$10,534,207	$74,915	$170,087	$1,357,528	$910,200	$1,498,586	$601,227

Year ended December 31, 2009
Individual life	$5,296,774	$—	$45,478	$654,013	$360,308	$4,260,220	$5,123,959
Individual health	346,080	52,267	50,331	195,572	44,735	85,283	73,291
Group life and health	719,798	35,474	105,513	491,908	83,653	314,295	178,024
Annuity	4,244,698	—	110	517,430	604,589	994,237	3,396,767

	$10,607,350	$87,741	$201,432	$1,858,923	$1,093,285	$5,654,035	$8,772,041

Year ended December 31, 2008
Individual life	$1,504,472	$—	$50,285	$587,825	$441,022	$(4,108,010)	$4,845,182
Individual health	312,787	78,360	56,009	266,890	44,234	115,483	119,636
Group life and health	729,796	33,179	103,663	491,418	63,046	290,916	188,031
Annuity	4,451,944	—	412	883,858	774,467	1,103,614	956,730

	$6,998,999	$111,539	$210,369	$2,229,991	$1,322,769	$(2,597,997)	$6,109,579

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

114

Monumental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2010

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$61,919,519	$60,124,247	$25,908,304	27,703,576	94%

Premiums:
Individual life	$663,805	$566,270	$93,367	$190,902	49%
Individual health	131,405	6,258	73,425	198,572	37%
Group life and health	494,457	83,021	72,869	484,305	15%
Annuity	451,615	43,993	76,127	483,749	16%

	$1,741,282	$699,542	$315,788	$1,357,528	23%

Year ended December 31, 2009
Life insurance in force	$64,024,770	$47,180,518	$7,022,451	$23,866,703	29%

Premiums:
Individual life	$691,111	$55,311	$18,213	$654,013	3%
Individual health	131,504	6,440	70,508	195,572	36%
Group life and health	507,267	83,664	68,305	491,908	14%
Annuity	468,469	24,952	73,913	517,430	14%

	$1,798,351	$170,367	$230,939	$1,858,923	12%

Year ended December 31, 2008
Life insurance in force	$66,811,592	$48,475,136	$8,638,144	$26,974,600	32%

Premiums:
Individual life	$722,390	$167,997	$33,432	$587,825	6%
Individual health	131,059	9,585	145,416	266,890	54%
Group life and health	527,508	52,048	15,958	491,418	3%
Annuity	1,078,661	248,010	53,207	883,858	6%

	$2,459,618	$477,640	$248,013	$2,229,991	11%

115

FINANCIAL STATEMENTS

Monumental Life Insurance Company

Separate Account VACC

Year Ended December 31, 2010

Monumental Life Insurance Company

Separate Account VACC

Financial Statements

Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Separate Account VA CC,

Monumental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Monumental Life Insurance Company Separate Account VA CC (the Separate Account) (comprised of the AllianceBernstein Global Thematic Growth, AllianceBernstein Growth, AllianceBernstein Large Cap Growth, Calvert VP EAFE International Index, Calvert VP Money Market, Calvert VP SRI Balanced, Calvert VP SRI Mid Cap Growth, Columbia Small Company Growth, Credit Suisse – International Equity Flex III, Credit Suisse – U.S. Equity Flex I, VA Global Bond, VA International Small, VA International Value, VA Short-Term Fixed, VA U.S. Large Value, VA U.S. Targeted Value, Dreyfus Socially Responsible Growth, Dreyfus VIF – Appreciation, Dreyfus VIF – Growth and Income, Dreyfus VIF – Quality Bond, Federated Capital Appreciation, Federated Capital Income, Federated for U.S. Government Securities, Federated High Income Bond, Federated Prime Money, NVIT Developing Markets, Seligman Capital, Seligman Communications and Information, Seligman Global Technology, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica Balanced VP, Transamerica BlackRock Large Cap Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Diversified Equity VP, Transamerica Efficient Markets VP, Transamerica Focus VP, Transamerica Growth Opportunities VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica JPMorgan Enhanced Index VP, Transamerica MFS International Equity VP, Transamerica Morgan Stanley Active International Allocation VP, Transamerica Morgan Stanley Mid Cap Growth VP, Transamerica PIMCO Total Return VP, Transamerica Small/Mid Cap Value VP, Transamerica T.Rowe Price Small Cap VP, Transamerica WMC Diversified Growth VP, T. Rowe Price Equity Income, T. Rowe Price New America Growth, T. Rowe Price International Stock, Fidelity VIP Contrafund, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Fidelity VIP Asset Manager, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Money Market, Vanguard Equity Index, Vanguard International, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard Short-Term Investment Grade, Vanguard Total Bond Market Index, Wanger International, Wanger USA, WFAVT Discovery, and WFAVT Small Cap Value subaccounts), at December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Monumental Life Insurance Company Separate Account VA CC at December 31, 2010, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 29, 2011

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	AllianceBernstein Global Thematic Growth	AllianceBernstein Growth	AllianceBernstein Large Cap Growth

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,403.932	5,075.045	1,094.666

Cost	$29,801	$99,613	$27,942

Investments in mutual funds, Level 1 quoted prices at net asset value	$45,651	$99,572	$29,644
Receivable for units sold	1	8	7

Total assets	45,652	99,580	29,651

Liabilities
Payable for units redeemed	—	—	—

	$45,652	$99,580	$29,651

Net Assets:
Deferred annuity contracts terminable by owners	$45,652	$99,580	$29,651

Total Net Assets	$45,652	$99,580	$29,651

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	26,491	43,196	9,009

M&E Advisors Edge Select- 1.50%- B	—	778	—

M&E Advisors Edge Select- 1.60%	8,699	—	1,052

M&E Advisors Edge Select Symmetry- 1.45%	—	—	—

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	14,130	26,855	—

M&E Advisors Edge- .55%	—	—	—

M&E Advisors Edge- .60%	—	11,736	21,488

M&E Advisors Edge- .75%	—	16,311	—

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	AllianceBernstein Global Thematic Growth	AllianceBernstein Growth	AllianceBernstein Large Cap Growth

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$0.907461	$0.966082	$0.889615

M&E Advisors Edge Select- 1.50%- B	$0.903199	$0.961553	$0.885448

M&E Advisors Edge Select- 1.60%	$0.894744	$0.952564	$0.877173

M&E Advisors Edge Select Symmetry- 1.45%	$0.907461	$0.966082	$0.889615

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$0.978718	$1.041936	$0.959464

M&E Advisors Edge- .55%	$1.374575	$1.140747	$1.241110

M&E Advisors Edge- .60%	$0.983391	$1.046907	$0.964047

M&E Advisors Edge- .75%	$0.969481	$1.032093	$0.950421

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Calvert VP EAFE International Index	Calvert VP Money Market	Calvert VP SRI Balanced

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	38,056.101	3,542,959.050	2,298,879.780

Cost	$2,744,321	$3,542,959	$4,066,542

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,845,835	$3,542,959	$3,896,601
Receivable for units sold	4	—	—

Total assets	2,845,839	3,542,959	3,896,601

Liabilities
Payable for units redeemed	—	4	18

	$2,845,839	$3,542,955	$3,896,583

Net Assets:
Deferred annuity contracts terminable by owners	$2,845,839	$3,542,955	$3,896,583

Total Net Assets	$2,845,839	$3,542,955	$3,896,583

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	—	—	—

M&E Advisors Edge Select- 1.50%- B	—	—	—

M&E Advisors Edge Select- 1.60%	—	—	—

M&E Advisors Edge Select Symmetry- 1.45%	—	—	—

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	—	—	—

M&E Advisors Edge- .55%	—	—	—

M&E Advisors Edge- .60%	—	—	—

M&E Advisors Edge- .75%	—	—	—

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	1,631,390	822,901	117,779

M&E Prism- .80%	1,040,380	2,384,133	50,051

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Calvert VP EAFE International Index	Calvert VP Money Market	Calvert VP SRI Balanced

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$—	$—	$—

M&E Advisors Edge Select- 1.50%- B	$—	$—	$—

M&E Advisors Edge Select- 1.60%	$—	$—	$—

M&E Advisors Edge Select Symmetry- 1.45%	$—	$—	$—

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$—	$—	$—

M&E Advisors Edge- .55%	$—	$—	$—

M&E Advisors Edge- .60%	$—	$—	$—

M&E Advisors Edge- .75%	$—	$—	$—

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$1.063495	$1.078401	$22.466744

M&E Prism- .80%	$1.067748	$1.113838	$24.984221

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Calvert VP SRI Mid-Cap Growth	Columbia Small Company Growth	Credit Suisse- International Equity Flex III

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	157,651.693	391,763.295	242,350.142

Cost	$4,108,578	$3,828,596	$1,408,068

Investments in mutual funds, Level 1 quoted prices at net asset value	$5,196,200	$4,803,017	$1,592,241
Receivable for units sold	—	1	4

Total assets	5,196,200	4,803,018	1,592,245

Liabilities
Payable for units redeemed	99	—	—

	$5,196,101	$4,803,018	$1,592,245

Net Assets:
Deferred annuity contracts terminable by owners	$5,196,101	$4,803,018	$1,592,245

Total Net Assets	$5,196,101	$4,803,018	$1,592,245

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	97,311	164,100

M&E Advisors Edge Select- 1.45%	—	321,761	16,443

M&E Advisors Edge Select- 1.50%- B	—	117,900	1,461

M&E Advisors Edge Select- 1.60%	—	19,611	11,118

M&E Advisors Edge Select Symmetry- 1.45%	—	13,220	—

M&E Advisors Edge- .65%- A	—	25,787	273,741

M&E Advisors Edge- .65%- B	—	936	96,069

M&E Advisors Edge- .55%	—	1,333,969	553,298

M&E Advisors Edge- .60%	—	978,757	102,904

M&E Advisors Edge- .75%	—	307,224	195,991

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	111,559	—	—

M&E Prism- .80%	66,890	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Calvert VP SRI Mid-Cap Growth	Columbia Small Company Growth	Credit Suisse- International Equity Flex III

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$1.759011	$1.116232

M&E Advisors Edge Select- 1.45%	$—	$1.283384	$1.116802

M&E Advisors Edge Select- 1.50%- B	$—	$1.759011	$1.116232

M&E Advisors Edge Select- 1.60%	$—	$1.265453	$1.115067

M&E Advisors Edge Select Symmetry- 1.45%	$—	$1.283384	$1.116802

M&E Advisors Edge- .65%- A	$—	$16.862017	$1.126178

M&E Advisors Edge- .65%- B	$—	$16.862017	$1.126178

M&E Advisors Edge- .55%	$—	$1.301870	$1.127363

M&E Advisors Edge- .60%	$—	$1.390769	$1.126769

M&E Advisors Edge- .75%	$—	$1.371134	$1.125004

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$27.951416	$—	$—

M&E Prism- .80%	$31.063774	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Credit Suisse-U.S.Equity Flex I	VA Global Bond	VA International Small

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	173,129.028	8,607,032.926	5,304,709.409

Cost	$2,256,180	$92,782,461	$58,560,326

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,467,089	$92,439,533	$59,837,122
Receivable for units sold	—	3	—

Total assets	2,467,089	92,439,536	59,837,122

Liabilities
Payable for units redeemed	7	—	3

	$2,467,082	$92,439,536	$59,837,119

Net Assets:
Deferred annuity contracts terminable by owners	$2,467,082	$92,439,536	$59,837,119

Total Net Assets	$2,467,082	$92,439,536	$59,837,119

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	590,125	—	—

M&E Advisors Edge Select- 1.45%	79,301	—	—

M&E Advisors Edge Select- 1.50%- B	11,174	—	—

M&E Advisors Edge Select- 1.60%	2,661	—	—

M&E Advisors Edge Select Symmetry- 1.45%	—	4,742,099	2,330,881

M&E Advisors Edge- .65%- A	15,909	302,231	180,269

M&E Advisors Edge- .65%- B	7,608	103,974	48,148

M&E Advisors Edge- .55%	759,812	27,489,081	11,587,230

M&E Advisors Edge- .60%	436,072	24,875,347	7,657,479

M&E Advisors Edge- .75%	172,347	3,106,354	1,589,213

M&E DVA- .65%	—	80,981	122,526

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Credit Suisse-U.S.Equity Flex I	VA Global Bond	VA International Small

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$1.171290	$—	$—

M&E Advisors Edge Select- 1.45%	$0.934126	$—	$—

M&E Advisors Edge Select- 1.50%- B	$1.171290	$—	$—

M&E Advisors Edge Select- 1.60%	$0.921076	$—	$—

M&E Advisors Edge Select Symmetry- 1.45%	$0.934126	$1.176194	$1.458578

M&E Advisors Edge- .65%- A	$14.106181	$22.797580	$25.677053

M&E Advisors Edge- .65%- B	$14.106181	$22.797580	$25.677053

M&E Advisors Edge- .55%	$0.975363	$1.276512	$1.852496

M&E Advisors Edge- .60%	$1.012292	$1.455557	$2.814412

M&E Advisors Edge- .75%	$0.997982	$1.434995	$2.774685

M&E DVA- .65%	$—	$22.797580	$25.677053

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	VA International Value	VA Short-Term Fixed	VA U.S. Large Value

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	5,798,458.580	8,105,552.155	6,404,703.385

Cost	$81,428,624	$83,258,517	$98,158,938

Investments in mutual funds, Level 1 quoted prices at net asset value	$71,263,057	$82,676,632	$96,711,021
Receivable for units sold	—	203	—

Total assets	71,263,057	82,676,835	96,711,021

Liabilities
Payable for units redeemed	21	—	4

	$71,263,036	$82,676,835	$96,711,017

Net Assets:
Deferred annuity contracts terminable by owners	$71,263,036	$82,676,835	$96,711,017

Total Net Assets	$71,263,036	$82,676,835	$96,711,017

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	—	—	—

M&E Advisors Edge Select- 1.50%- B	—	—	—

M&E Advisors Edge Select- 1.60%	—	—	—

M&E Advisors Edge Select Symmetry- 1.45%	2,327,538	4,968,659	3,839,165

M&E Advisors Edge- .65%- A	230,426	545,677	260,424

M&E Advisors Edge- .65%- B	49,991	41,061	56,651

M&E Advisors Edge- .55%	14,098,150	25,600,206	27,175,357

M&E Advisors Edge- .60%	13,541,526	24,000,407	26,005,013

M&E Advisors Edge- .75%	2,375,001	4,652,629	5,235,685

M&E DVA- .65%	96,433	159,890	133,765

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	VA International Value	VA Short-Term Fixed	VA U.S. Large Value

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$—	$—	$—

M&E Advisors Edge Select- 1.50%- B	$—	$—	$—

M&E Advisors Edge Select- 1.60%	$—	$—	$—

M&E Advisors Edge Select Symmetry- 1.45%	$1.333488	$1.100892	$1.121135

M&E Advisors Edge- .65%- A	$28.253229	$16.058179	$31.812823

M&E Advisors Edge- .65%- B	$28.253229	$16.058179	$31.812823

M&E Advisors Edge- .55%	$1.669979	$1.165303	$1.327747

M&E Advisors Edge- .60%	$2.138671	$1.237827	$1.347022

M&E Advisors Edge- .75%	$2.108457	$1.220179	$1.327998

M&E DVA- .65%	$28.253229	$16.058179	$31.812823

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	VA U.S. Targeted Value	Dreyfus Socially Responsible Growth	Dreyfus VIF - Appreciation

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	6,539,475.044	67,700.483	2,421.898

Cost	$80,315,803	$1,597,916	$72,823

Investments in mutual funds, Level 1 quoted prices at net asset value	$76,250,279	$2,022,385	$85,323
Receivable for units sold	—	—	4

Total assets	76,250,279	2,022,385	85,327

Liabilities
Payable for units redeemed	6	56	—

	$76,250,273	$2,022,329	$85,327

Net Assets:
Deferred annuity contracts terminable by owners	$76,250,273	$2,022,329	$85,327

Total Net Assets	$76,250,273	$2,022,329	$85,327

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	—	—	10,902

M&E Advisors Edge Select- 1.50%- B	—	—	—

M&E Advisors Edge Select- 1.60%	—	—	5,745

M&E Advisors Edge Select Symmetry- 1.45%	3,838,141	—	—

M&E Advisors Edge- .65%- A	139,456	—	—

M&E Advisors Edge- .65%- B	38,912	31,530	—

M&E Advisors Edge- .55%	20,626,429	71,402	19,803

M&E Advisors Edge- .60%	14,276,786	174,839	29,894

M&E Advisors Edge- .75%	2,327,999	—	4,163

M&E DVA- .65%	84,188	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	45,070	—

M&E Prism- .80%	—	33,236	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	VA U.S. Targeted Value	Dreyfus Socially Responsible Growth	Dreyfus VIF - Appreciation

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$—	$0.907231	$1.127636

M&E Advisors Edge Select- 1.50%- B	$—	$0.902965	$1.122339

M&E Advisors Edge Select- 1.60%	$—	$0.894557	$1.111837

M&E Advisors Edge Select Symmetry- 1.45%	$1.146436	$0.907231	$1.127636

M&E Advisors Edge- .65%- A	$41.703705	$—	$—

M&E Advisors Edge- .65%- B	$41.703705	$0.978466	$1.216156

M&E Advisors Edge- .55%	$1.299073	$1.233616	$1.267551

M&E Advisors Edge- .60%	$2.058024	$0.983110	$1.221916

M&E Advisors Edge- .75%	$2.028926	$0.969229	$1.204668

M&E DVA- .65%	$41.703705	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$20.701011	$—

M&E Prism- .80%	$—	$24.025758	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Dreyfus VIF - Growth and Income	Dreyfus VIF - Quality Bond	Federated Capital Appreciation

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	51,421.772	46,987.012	287,436.061

Cost	$1,032,561	$520,405	$1,683,661

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,016,094	$542,700	$1,839,591
Receivable for units sold	—	—	—

Total assets	1,016,094	542,700	1,839,591

Liabilities
Payable for units redeemed	1	—	6

	$1,016,093	$542,700	$1,839,585

Net Assets:
Deferred annuity contracts terminable by owners	$1,016,093	$542,700	$1,839,585

Total Net Assets	$1,016,093	$542,700	$1,839,585

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	69,590

M&E Advisors Edge Select- 1.45%	—	—	312,814

M&E Advisors Edge Select- 1.50%- B	—	—	35,107

M&E Advisors Edge Select- 1.60%	—	—	24,024

M&E Advisors Edge Select Symmetry- 1.45%	—	—	—

M&E Advisors Edge- .65%- A	—	—	738,981

M&E Advisors Edge- .65%- B	—	—	38,658

M&E Advisors Edge- .55%	—	—	192,783

M&E Advisors Edge- .60%	—	—	227,228

M&E Advisors Edge- .75%	—	—	59,597

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	37,987	25,161	—

M&E Marquee- .80%	3,905	770	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Dreyfus VIF - Growth and Income	Dreyfus VIF - Quality Bond	Federated Capital Appreciation

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$1.077255

M&E Advisors Edge Select- 1.45%	$—	$—	$1.077680

M&E Advisors Edge Select- 1.50%- B	$—	$—	$1.077255

M&E Advisors Edge Select- 1.60%	$—	$—	$1.076398

M&E Advisors Edge Select Symmetry- 1.45%	$—	$—	$1.077680

M&E Advisors Edge- .65%- A	$—	$—	$1.084604

M&E Advisors Edge- .65%- B	$—	$—	$1.084604

M&E Advisors Edge- .55%	$—	$—	$1.085469

M&E Advisors Edge- .60%	$—	$—	$1.085037

M&E Advisors Edge- .75%	$—	$—	$1.083721

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$23.955636	$20.849063	$—

M&E Marquee- .80%	$27.169629	$23.536042	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Federated Capital Income	Federated for U.S. Government Securities	Federated High Income Bond

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	347,280.519	869,946.222	1,572,357.156

Cost	$2,751,398	$9,822,469	$9,028,251

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,177,617	$10,004,382	$11,053,671
Receivable for units sold	6	—	—

Total assets	3,177,623	10,004,382	11,053,671

Liabilities
Payable for units redeemed	—	16	10

	$3,177,623	$10,004,366	$11,053,661

Net Assets:
Deferred annuity contracts terminable by owners	$3,177,623	$10,004,366	$11,053,661

Total Net Assets	$3,177,623	$10,004,366	$11,053,661

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	172,307	696,411	130,161

M&E Advisors Edge Select- 1.45%	672,069	250,141	182,490

M&E Advisors Edge Select- 1.50%- B	386,661	13,383	27,107

M&E Advisors Edge Select- 1.60%	13,486	11,332	25,716

M&E Advisors Edge Select Symmetry- 1.45%	—	67,739	—

M&E Advisors Edge- .65%- A	11,346	60,723	44,106

M&E Advisors Edge- .65%- B	2,951	13,803	38,777

M&E Advisors Edge- .55%	192,829	2,229,997	3,043,490

M&E Advisors Edge- .60%	639,348	2,059,366	1,475,462

M&E Advisors Edge- .75%	316,149	689,666	320,259

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Federated Capital Income	Federated for U.S. Government Securities	Federated High Income Bond

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$1.038474	$1.498663	$1.742064

M&E Advisors Edge Select- 1.45%	$1.177027	$1.361168	$1.812159

M&E Advisors Edge Select- 1.50%- B	$1.038474	$1.498663	$1.742064

M&E Advisors Edge Select- 1.60%	$1.160569	$1.342170	$1.786871

M&E Advisors Edge Select Symmetry- 1.45%	$1.177027	$1.361168	$1.812159

M&E Advisors Edge- .65%- A	$19.389953	$20.777219	$24.523836

M&E Advisors Edge- .65%- B	$19.389953	$20.777219	$24.523836

M&E Advisors Edge- .55%	$1.556992	$1.302183	$1.594544

M&E Advisors Edge- .60%	$1.275437	$1.474991	$1.963739

M&E Advisors Edge- .75%	$1.257457	$1.454141	$1.936049

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Federated Prime Money	NVIT Developing Markets	Seligman Capital

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	18,777,017.300	2,032,019.252	6,842.923

Cost	$18,777,018	$10,470,474	$90,199

Investments in mutual funds, Level 1 quoted prices at net asset value	$18,777,018	$14,183,494	$113,045
Receivable for units sold	—	12	—

Total assets	18,777,018	14,183,506	113,045

Liabilities
Payable for units redeemed	29	—	6

	$18,776,989	$14,183,506	$113,039

Net Assets:
Deferred annuity contracts terminable by owners	$18,776,989	$14,183,506	$113,039

Total Net Assets	$18,776,989	$14,183,506	$113,039

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	359,554	53,892	—

M&E Advisors Edge Select- 1.45%	627,942	188,348	—

M&E Advisors Edge Select- 1.50%- B	43,732	51,925	—

M&E Advisors Edge Select- 1.60%	26,617	41,425	7,291

M&E Advisors Edge Select Symmetry- 1.45%	72,770	36,985	—

M&E Advisors Edge- .65%- A	104,778	30,436	—

M&E Advisors Edge- .65%- B	46,237	10,005	57,967

M&E Advisors Edge- .55%	4,355,473	2,945,392	—

M&E Advisors Edge- .60%	5,840,536	1,311,261	23,271

M&E Advisors Edge- .75%	2,942,161	356,309	5,441

M&E DVA- .65%	25,750	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Federated Prime Money	NVIT Developing Markets	Seligman Capital

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$1.153144	$3.369275	$—

M&E Advisors Edge Select- 1.45%	$1.054891	$2.959056	$1.122080

M&E Advisors Edge Select- 1.50%- B	$1.153144	$3.369275	$1.116806

M&E Advisors Edge Select- 1.60%	$1.040125	$2.917578	$1.106387

M&E Advisors Edge Select Symmetry- 1.45%	$1.054891	$2.959056	$1.122080

M&E Advisors Edge- .65%- A	$15.031798	$22.986636	$—

M&E Advisors Edge- .65%- B	$15.031798	$22.986636	$1.210233

M&E Advisors Edge- .55%	$1.124204	$2.301543	$1.377766

M&E Advisors Edge- .60%	$1.143039	$3.206414	$1.215990

M&E Advisors Edge- .75%	$1.127004	$3.161172	$1.198795

M&E DVA- .65%	$15.022451	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Seligman Communications and Information	Seligman Global Technology	Transamerica Asset Allocation-Conservative VP

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	6,299.217	2,428.301	251,924.584

Cost	$99,311	$32,270	$2,488,910

Investments in mutual funds, Level 1 quoted prices at net asset value	$141,291	$49,294	$2,592,304
Receivable for units sold	—	—	7

Total assets	141,291	49,294	2,592,311

Liabilities
Payable for units redeemed	3	4	—

	$141,288	$49,290	$2,592,311

Net Assets:
Deferred annuity contracts terminable by owners	$141,288	$49,290	$2,592,311

Total Net Assets	$141,288	$49,290	$2,592,311

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	8,185	2,668	215,577

M&E Advisors Edge Select- 1.50%- B	—	—	21,069

M&E Advisors Edge Select- 1.60%	15,090	7,580	—

M&E Advisors Edge Select Symmetry- 1.45%	—	—	55,000

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	37,100	20,541	—

M&E Advisors Edge- .55%	7,684	854	360,937

M&E Advisors Edge- .60%	17,305	—	685,692

M&E Advisors Edge- .75%	—	5,687	422,097

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Seligman Communications and Information	Seligman Global Technology	Transamerica Asset Allocation-Conservative VP

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$1.551428	$1.247301	$1.418943

M&E Advisors Edge Select- 1.50%- B	$1.544109	$1.241456	$1.412819

M&E Advisors Edge Select- 1.60%	$1.529714	$1.229819	$1.400842

M&E Advisors Edge Select Symmetry- 1.45%	$1.551428	$1.247301	$1.418943

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$1.673196	$1.345218	$1.519782

M&E Advisors Edge- .55%	$1.865813	$1.674175	$1.374260

M&E Advisors Edge- .60%	$1.681205	$1.351632	$1.526349

M&E Advisors Edge- .75%	$1.657411	$1.332536	$1.506722

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation-Moderate Growth VP	Transamerica Asset Allocation-Moderate VP

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	289,127.076	296,202.024	359,626.773

Cost	$2,331,218	$2,902,833	$3,434,643

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,515,406	$3,133,818	$3,758,100
Receivable for units sold	1	2	—

Total assets	2,515,407	3,133,820	3,758,100

Liabilities
Payable for units redeemed	—	—	8

	$2,515,407	$3,133,820	$3,758,092

Net Assets:
Deferred annuity contracts terminable by owners	$2,515,407	$3,133,820	$3,758,092

Total Net Assets	$2,515,407	$3,133,820	$3,758,092

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	29,796	371,797	367,933

M&E Advisors Edge Select- 1.50%- B	1,371	5,142	6,149

M&E Advisors Edge Select- 1.60%	—	591,874	31,724

M&E Advisors Edge Select Symmetry- 1.45%	—	—	—

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	—	21,873	139,284

M&E Advisors Edge- .55%	1,189,520	839,680	1,290,599

M&E Advisors Edge- .60%	542,447	242,087	520,242

M&E Advisors Edge- .75%	44,345	124,105	219,608

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation-Moderate Growth VP	Transamerica Asset Allocation-Moderate VP

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$1.349810	$1.415620	$1.437385

M&E Advisors Edge Select- 1.50%- B	$1.344067	$1.409570	$1.431255

M&E Advisors Edge Select- 1.60%	$1.332631	$1.397604	$1.419075

M&E Advisors Edge Select Symmetry- 1.45%	$1.349810	$1.415620	$1.437385

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$1.445802	$1.516244	$1.539558

M&E Advisors Edge- .55%	$1.363690	$1.410857	$1.411270

M&E Advisors Edge- .60%	$1.452021	$1.522795	$1.546209

M&E Advisors Edge- .75%	$1.433403	$1.503233	$1.526312

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Balanced VP	Transamerica BlackRock Large Cap Value VP	Transamerica Clarion Global Real Estate Securities VP

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	178,187.953	75,227.275	266,136.921

Cost	$1,976,879	$922,177	$2,663,498

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,259,423	$1,026,852	$3,007,348
Receivable for units sold	—	—	—

Total assets	2,259,423	1,026,852	3,007,348

Liabilities
Payable for units redeemed	6	3	16

	$2,259,417	$1,026,849	$3,007,332

Net Assets:
Deferred annuity contracts terminable by owners	$2,259,417	$1,026,849	$3,007,332

Total Net Assets	$2,259,417	$1,026,849	$3,007,332

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	510,657	—	27,534

M&E Advisors Edge Select- 1.45%	50,434	329,888	58,300

M&E Advisors Edge Select- 1.50%- B	—	30,469	6,107

M&E Advisors Edge Select- 1.60%	29,973	34,366	14,430

M&E Advisors Edge Select Symmetry- 1.45%	—	—	2,201

M&E Advisors Edge- .65%- A	567,783	—	17,418

M&E Advisors Edge- .65%- B	108,740	12,921	3,489

M&E Advisors Edge- .55%	98,391	232,554	394,780

M&E Advisors Edge- .60%	561,127	201,218	425,910

M&E Advisors Edge- .75%	64,822	94,612	153,660

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Balanced VP	Transamerica BlackRock Large Cap Value VP	Transamerica Clarion Global Real Estate Securities VP

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$1.129662	$—	$2.735754

M&E Advisors Edge Select- 1.45%	$1.130032	$1.091195	$2.266201

M&E Advisors Edge Select- 1.50%- B	$1.129662	$1.090611	$2.735754

M&E Advisors Edge Select- 1.60%	$1.128916	$1.089398	$2.234485

M&E Advisors Edge Select Symmetry- 1.45%	$1.130032	$1.091195	$2.266201

M&E Advisors Edge- .65%- A	$1.136065	$—	$30.178545

M&E Advisors Edge- .65%- B	$1.136065	$1.100893	$30.178545

M&E Advisors Edge- .55%	$1.136839	$1.102115	$1.765861

M&E Advisors Edge- .60%	$1.136452	$1.101489	$2.455672

M&E Advisors Edge- .75%	$1.135313	$1.099686	$2.420996

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Diversified Equity VP	Transamerica Efficient Markets VP	Transamerica Focus VP

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	83,582.171	52,009.319	8,661.372

Cost	$1,231,561	$647,732	$103,536

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,689,195	$701,606	$101,425
Receivable for units sold	11	1	7

Total assets	1,689,206	701,607	101,432

Liabilities
Payable for units redeemed	—	—	—

	$1,689,206	$701,607	$101,432

Net Assets:
Deferred annuity contracts terminable by owners	$1,689,206	$701,607	$101,432

Total Net Assets	$1,689,206	$701,607	$101,432

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	534,954	—	—

M&E Advisors Edge Select- 1.45%	49,716	—	4,106

M&E Advisors Edge Select- 1.50%- B	14,314	—	25,142

M&E Advisors Edge Select- 1.60%	9,996	20,385	7,003

M&E Advisors Edge Select Symmetry- 1.45%	—	—	—

M&E Advisors Edge- .65%- A	42,367	—	—

M&E Advisors Edge- .65%- B	—	—	5,517

M&E Advisors Edge- .55%	279,241	480,510	—

M&E Advisors Edge- .60%	219,571	12,790	22,561

M&E Advisors Edge- .75%	30,335	—	15,377

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Diversified Equity VP	Transamerica Efficient Markets VP	Transamerica Focus VP

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$1.431931	$—	$—

M&E Advisors Edge Select- 1.45%	$1.437972	$1.341255	$1.224113

M&E Advisors Edge Select- 1.50%- B	$1.431931	$1.339839	$1.218378

M&E Advisors Edge Select- 1.60%	$1.419984	$1.337000	$1.206952

M&E Advisors Edge Select Symmetry- 1.45%	$1.437972	$1.341255	$1.224113

M&E Advisors Edge- .65%- A	$1.538144	$—	$—

M&E Advisors Edge- .65%- B	$1.538144	$1.364144	$1.320204

M&E Advisors Edge- .55%	$1.312172	$1.367059	$1.341185

M&E Advisors Edge- .60%	$1.544654	$1.365590	$1.326460

M&E Advisors Edge- .75%	$1.525218	$1.361255	$1.307783

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Growth Opportunities VP	Transamerica Index 50 VP	Transamerica Index 75 VP

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	66,967.867	114,688.708	114,891.406

Cost	$629,273	$1,190,606	$1,126,440

Investments in mutual funds, Level 1 quoted prices at net asset value	$958,980	$1,199,644	$1,144,318
Receivable for units sold	—	1	—

Total assets	958,980	1,199,645	1,144,318

Liabilities
Payable for units redeemed	1	—	3

	$958,979	$1,199,645	$1,144,315

Net Assets:
Deferred annuity contracts terminable by owners	$958,979	$1,199,645	$1,144,315

Total Net Assets	$958,979	$1,199,645	$1,144,315

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	97,215	—	—

M&E Advisors Edge Select- 1.50%- B	—	—	—

M&E Advisors Edge Select- 1.60%	7,635	—	—

M&E Advisors Edge Select Symmetry- 1.45%	—	—	—

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	22,908	—	—

M&E Advisors Edge- .55%	93,297	71,893	—

M&E Advisors Edge- .60%	98,271	1,064,534	1,136,652

M&E Advisors Edge- .75%	125,182	—	—

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Growth Opportunities VP	Transamerica Index 50 VP	Transamerica Index 75 VP

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$2.162077	$1.032121	$0.984410

M&E Advisors Edge Select- 1.50%- B	$2.151956	$1.030758	$0.983097

M&E Advisors Edge Select- 1.60%	$2.131829	$1.028052	$0.980534

M&E Advisors Edge Select Symmetry- 1.45%	$2.162077	$1.032121	$0.984410

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$2.331781	$1.054136	$1.005428

M&E Advisors Edge- .55%	$1.711931	$1.056959	$1.008092

M&E Advisors Edge- .60%	$2.342891	$1.055539	$1.006742

M&E Advisors Edge- .75%	$2.309786	$1.051370	$1.002759

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica JPMorgan Enhanced Index VP	Transamerica MFS International Equity VP	Transamerica Morgan Stanley Active International VP

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	349,327.796	317,551.342	272,036.839

Cost	$3,810,573	$1,873,673	$3,295,130

Investments in mutual funds, Level 1 quoted prices at net asset value	$4,108,094	$2,226,035	$3,120,262
Receivable for units sold	—	4	—

Total assets	4,108,094	2,226,039	3,120,262

Liabilities
Payable for units redeemed	6	—	11

	$4,108,088	$2,226,039	$3,120,251

Net Assets:
Deferred annuity contracts terminable by owners	$4,108,088	$2,226,039	$3,120,251

Total Net Assets	$4,108,088	$2,226,039	$3,120,251

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	352,172	—	236,131

M&E Advisors Edge Select- 1.45%	132,579	62,556	305,344

M&E Advisors Edge Select- 1.50%- B	12,074	—	11,922

M&E Advisors Edge Select- 1.60%	—	41,785	30,960

M&E Advisors Edge Select Symmetry- 1.45%	51,926	—	—

M&E Advisors Edge- .65%- A	145,446	—	48,947

M&E Advisors Edge- .65%- B	4,376	52,111	4,337

M&E Advisors Edge- .55%	385,232	389,811	496,739

M&E Advisors Edge- .60%	672,109	763,018	428,338

M&E Advisors Edge- .75%	145,796	125,060	112,198

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica JPMorgan Enhanced Index VP	Transamerica MFS International Equity	Transamerica Morgan Stanley Active International VP

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$1.125245	$—	$1.334210

M&E Advisors Edge Select- 1.45%	$1.039159	$1.452438	$1.400413

M&E Advisors Edge Select- 1.50%- B	$1.125245	$1.446189	$1.334210

M&E Advisors Edge Select- 1.60%	$1.024615	$1.433859	$1.380840

M&E Advisors Edge Select Symmetry- 1.45%	$1.039159	$1.452438	$1.400413

M&E Advisors Edge- .65%- A	$14.087667	$—	$14.116252

M&E Advisors Edge- .65%- B	$14.087667	$1.555644	$14.116252

M&E Advisors Edge- .55%	$1.238482	$1.562771	$1.507650

M&E Advisors Edge- .60%	$1.126117	$1.562393	$1.517506

M&E Advisors Edge- .75%	$1.110207	$1.542291	$1.496114

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica PIMCO Total Return VP	Transamerica Small/Mid Cap Value VP

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	40,828.706	4,485,461.992	164,137.152

Cost	$957,708	$51,332,034	$2,536,709

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,191,381	$51,941,650	$3,425,543
Receivable for units sold	3	33	3

Total assets	1,191,384	51,941,683	3,425,546

Liabilities
Payable for units redeemed	—	—	—

	$1,191,384	$51,941,683	$3,425,546

Net Assets:
Deferred annuity contracts terminable by owners	$1,191,384	$51,941,683	$3,425,546

Total Net Assets	$1,191,384	$51,941,683	$3,425,546

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	95,900

M&E Advisors Edge Select- 1.45%	58,252	1,842,077	65,682

M&E Advisors Edge Select- 1.50%- B	37,095	839,302	14,970

M&E Advisors Edge Select- 1.60%	36,463	225,040	12,525

M&E Advisors Edge Select Symmetry- 1.45%	—	50,728	5,774

M&E Advisors Edge- .65%- A	—	—	21,598

M&E Advisors Edge- .65%- B	103,494	1,873,034	2,468

M&E Advisors Edge- .55%	50,435	10,196,923	526,335

M&E Advisors Edge- .60%	301,381	16,625,347	404,245

M&E Advisors Edge- .75%	346,765	2,972,648	107,073

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica PIMCO Total Return VP	Transamerica Small/Mid Cap Value VP

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$4.578108

M&E Advisors Edge Select- 1.45%	$1.174121	$1.443415	$2.233256

M&E Advisors Edge Select- 1.50%- B	$1.168616	$1.437263	$4.578108

M&E Advisors Edge Select- 1.60%	$1.157667	$1.425040	$2.202015

M&E Advisors Edge Select Symmetry- 1.45%	$1.174121	$1.443415	$2.233256

M&E Advisors Edge- .65%- A	$—	$—	$38.338220

M&E Advisors Edge- .65%- B	$1.266292	$1.545963	$38.338220

M&E Advisors Edge- .55%	$1.744344	$1.413893	$1.091360

M&E Advisors Edge- .60%	$1.272301	$1.552648	$2.420014

M&E Advisors Edge- .75%	$1.254313	$1.532735	$2.385877

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica T.Rowe Price Small Cap VP	Transamerica WMC Diversified Growth VP	T. Rowe Price Equity Income

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	430,005.908	319,554.703	91,769.641

Cost	$3,114,230	$6,676,183	$1,943,607

Investments in mutual funds, Level 1 quoted pricesat net asset value	$4,063,556	$7,177,199	$1,828,051
Receivable for units sold	15	6	—

Total assets	4,063,571	7,177,205	1,828,051

Liabilities
Payable for units redeemed	—	—	10

	$4,063,571	$7,177,205	$1,828,041

Net Assets:
Deferred annuity contracts terminable by owners	$4,063,571	$7,177,205	$1,828,041

Total Net Assets	$4,063,571	$7,177,205	$1,828,041

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	600,643	—

M&E Advisors Edge Select- 1.45%	54,423	449,256	—

M&E Advisors Edge Select- 1.50%- B	50,567	63,265	—

M&E Advisors Edge Select- 1.60%	27,008	103,330	—

M&E Advisors Edge Select Symmetry- 1.45%	—	3,209	—

M&E Advisors Edge- .65%- A	—	1,166,354	—

M&E Advisors Edge- .65%- B	15,504	236,486	—

M&E Advisors Edge- .55%	1,442,249	862,865	—

M&E Advisors Edge- .60%	1,305,529	1,379,304	—

M&E Advisors Edge- .75%	457,878	765,356	—

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	58,243

M&E Marquee- .80%	—	—	343

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Transamerica T.Rowe Price Small Cap VP	Transamerica WMC Diversified Growth VP	T. Rowe Price Equity Income

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$1.194024	$—

M&E Advisors Edge Select- 1.45%	$1.166967	$1.199611	$—

M&E Advisors Edge Select- 1.50%- B	$1.164296	$1.194024	$—

M&E Advisors Edge Select- 1.60%	$1.158934	$1.182792	$—

M&E Advisors Edge Select Symmetry- 1.45%	$1.166967	$1.199611	$—

M&E Advisors Edge- .65%- A	$—	$1.293771	$—

M&E Advisors Edge- .65%- B	$1.210953	$1.293771	$—

M&E Advisors Edge- .55%	$1.216589	$1.310367	$—

M&E Advisors Edge- .60%	$1.213747	$1.299925	$—

M&E Advisors Edge- .75%	$1.205352	$1.281584	$—

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$31.180458

M&E Marquee- .80%	$—	$—	$35.008416

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	T. Rowe Price New America Growth	T. Rowe Price International Stock	Fidelity VIP Contrafund

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	53,724.025	75,903.591	440,923.897

Cost	$953,270	$1,111,392	$8,059,563

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,201,269	$1,053,542	$10,529,263
Receivable for units sold	—	—	—

Total assets	1,201,269	1,053,542	10,529,263

Liabilities
Payable for units redeemed	6	1	10

	$1,201,263	$1,053,541	$10,529,253

Net Assets:
Deferred annuity contracts terminable by owners	$1,201,263	$1,053,541	$10,529,253

Total Net Assets	$1,201,263	$1,053,541	$10,529,253

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	—	—	1,298,629

M&E Advisors Edge Select- 1.50%- B	—	—	532,002

M&E Advisors Edge Select- 1.60%	—	—	117,754

M&E Advisors Edge Select Symmetry- 1.45%	—	—	3,583

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	—	—	141,700

M&E Advisors Edge- .55%	—	—	2,949,378

M&E Advisors Edge- .60%	—	—	3,628,859

M&E Advisors Edge- .75%	—	—	1,084,460

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	41,194	60,541	—

M&E Marquee- .80%	1,485	2,078	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	T. Rowe Price New America Growth	T. Rowe Price International Stock	Fidelity VIP Contrafund

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$—	$—	$1.045986

M&E Advisors Edge Select- 1.50%- B	$—	$—	$1.043598

M&E Advisors Edge Select- 1.60%	$—	$—	$1.038809

M&E Advisors Edge Select Symmetry- 1.45%	$—	$—	$1.045986

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$—	$—	$1.085432

M&E Advisors Edge- .55%	$—	$—	$1.090458

M&E Advisors Edge- .60%	$—	$—	$1.087948

M&E Advisors Edge- .75%	$—	$—	$1.080398

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$28.067667	$16.758999	$—

M&E Marquee- .80%	$30.335504	$18.733673	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies	Fidelity VIP Asset Manager

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	76,477.007	233,459.263	70,465.297

Cost	$2,028,858	$1,668,988	$994,065

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,500,033	$2,273,894	$1,024,565
Receivable for units sold	3	6	9

Total assets	2,500,036	2,273,900	1,024,574

Liabilities
Payable for units redeemed	—	—	—

	$2,500,036	$2,273,900	$1,024,574

Net Assets:
Deferred annuity contracts terminable by owners	$2,500,036	$2,273,900	$1,024,574

Total Net Assets	$2,500,036	$2,273,900	$1,024,574

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	8,044	478,048	—

M&E Advisors Edge Select- 1.50%- B	6,892	190,767	—

M&E Advisors Edge Select- 1.60%	3,683	57,560	—

M&E Advisors Edge Select Symmetry- 1.45%	2,639	69,528	—

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	30,068	141,082	—

M&E Advisors Edge- .55%	307,699	154,028	—

M&E Advisors Edge- .60%	529,297	420,539	—

M&E Advisors Edge- .75%	373,273	236,368	—

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	39,215

M&E Marquee- .80%	—	—	685

M&E Personal Manager- 1.40%	—	—	4,530

M&E Personal Manager- .80%	—	—	773

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies	Fidelity VIP Asset Manager

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$1.879470	$1.263815	$—

M&E Advisors Edge Select- 1.50%- B	$1.873337	$1.259632	$—

M&E Advisors Edge Select- 1.60%	$1.861053	$1.251388	$—

M&E Advisors Edge Select Symmetry- 1.45%	$1.879470	$1.263815	$—

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$1.981342	$1.332318	$—

M&E Advisors Edge- .55%	$1.994516	$1.341168	$—

M&E Advisors Edge- .60%	$1.987927	$1.336744	$—

M&E Advisors Edge- .75%	$1.968276	$1.323542	$—

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$22.540942

M&E Marquee- .80%	$—	$—	$25.148469

M&E Personal Manager- 1.40%	$—	$—	$22.919008

M&E Personal Manager- .80%	$—	$—	$25.319521

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Money Market

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	97,181.353	43,466.333	4,975,279.630

Cost	$2,270,831	$1,443,073	$4,975,280

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,848,389	$1,612,166	$4,975,280
Receivable for units sold	29	30	33

Total assets	1,848,418	1,612,196	4,975,313

Liabilities
Payable for units redeemed	—	—	—

	$1,848,418	$1,612,196	$4,975,313

Net Assets:
Deferred annuity contracts terminable by owners	$1,848,418	$1,612,196	$4,975,313

Total Net Assets	$1,848,418	$1,612,196	$4,975,313

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	—	—	—

M&E Advisors Edge Select- 1.50%- B	—	—	—

M&E Advisors Edge Select- 1.60%	—	—	—

M&E Advisors Edge Select Symmetry- 1.45%	—	—	—

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	—	—	—

M&E Advisors Edge- .55%	—	—	—

M&E Advisors Edge- .60%	—	—	—

M&E Advisors Edge- .75%	—	—	—

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	72,913	59,751	137,079

M&E Marquee- .80%	609	3,229	186,654

M&E Personal Manager- 1.40%	—	—	1,254

M&E Personal Manager- .80%	—	—	708

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Money Market

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$—	$—	$—

M&E Advisors Edge Select- 1.50%- B	$—	$—	$—

M&E Advisors Edge Select- 1.60%	$—	$—	$—

M&E Advisors Edge Select Symmetry- 1.45%	$—	$—	$—

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$—	$—	$—

M&E Advisors Edge- .55%	$—	$—	$—

M&E Advisors Edge- .60%	$—	$—	$—

M&E Advisors Edge- .75%	$—	$—	$—

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$25.116657	$25.396232	$14.441149

M&E Marquee- .80%	$28.087192	$29.341788	$15.894629

M&E Personal Manager- 1.40%	$—	$—	$14.571163

M&E Personal Manager- .80%	$—	$—	$15.081615

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Vanguard Equity Index	Vanguard International	Vanguard Mid-Cap Index

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,606,343.833	437,856.062	983,275.597

Cost	$62,381,853	$5,856,683	$12,455,213

Investments in mutual funds, Level 1 quoted prices at net asset value	$61,275,144	$8,008,387	$14,680,305
Receivable for units sold	—	9	—

Total assets	61,275,144	8,008,396	14,680,305

Liabilities
Payable for units redeemed	19	—	12

	$61,275,125	$8,008,396	$14,680,293

Net Assets:
Deferred annuity contracts terminable by owners	$61,275,125	$8,008,396	$14,680,293

Total Net Assets	$61,275,125	$8,008,396	$14,680,293

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	1,711,014	310,001	1,220,693

M&E Advisors Edge Select- 1.50%- B	524,667	68,004	413,576

M&E Advisors Edge Select- 1.60%	170,891	87,898	83,870

M&E Advisors Edge Select Symmetry- 1.45%	3,470,880	—	8,720

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	823,362	203,906	88,568

M&E Advisors Edge- .55%	20,134,746	3,562,794	3,325,869

M&E Advisors Edge- .60%	18,733,874	3,530,789	2,488,162

M&E Advisors Edge- .75%	3,033,342	533,208	1,228,652

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Vanguard Equity Index	Vanguard International	Vanguard Mid-Cap Index

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$1.206235	$0.937202	$1.605934

M&E Advisors Edge Select- 1.50%- B	$1.201108	$0.935496	$1.599087

M&E Advisors Edge Select- 1.60%	$1.190889	$0.932120	$1.585493

M&E Advisors Edge Select Symmetry- 1.45%	$1.206235	$0.937202	$1.605934

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$1.292033	$0.964834	$1.720098

M&E Advisors Edge- .55%	$1.238292	$0.968367	$1.613291

M&E Advisors Edge- .60%	$1.297588	$0.966612	$1.727550

M&E Advisors Edge- .75%	$1.280928	$0.961321	$1.705325

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Vanguard REIT Index	Vanguard Short-Term Investment Grade	Vanguard Total Bond Market Index

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,143,594.713	3,470,701.039	3,609,586.636

Cost	$16,741,556	$36,398,967	$41,650,974

Investments in mutual funds, Level 1 quoted prices at net asset value	$22,186,206	$38,073,591	$43,531,615
Receivable for units sold	—	—	31

Total assets	22,186,206	38,073,591	43,531,646

Liabilities
Payable for units redeemed	11	8	—

	$22,186,195	$38,073,583	$43,531,646

Net Assets:
Deferred annuity contracts terminable by owners	$22,186,195	$38,073,583	$43,531,646

Total Net Assets	$22,186,195	$38,073,583	$43,531,646

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	—	—	—

M&E Advisors Edge Select- 1.45%	223,585	1,204,902	2,814,081

M&E Advisors Edge Select- 1.50%- B	3,365	156,668	1,025,459

M&E Advisors Edge Select- 1.60%	39,161	60,234	113,653

M&E Advisors Edge Select Symmetry- 1.45%	1,103,146	22,383	54,369

M&E Advisors Edge- .65%- A	—	—	—

M&E Advisors Edge- .65%- B	284,624	508,309	147,515

M&E Advisors Edge- .55%	4,695,349	13,162,049	12,631,158

M&E Advisors Edge- .60%	4,392,861	10,790,396	11,559,049

M&E Advisors Edge- .75%	913,852	2,624,337	2,272,009

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	—

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Vanguard REIT Index	Vanguard Short-Term Investment Grade	Vanguard Total Bond Market Index

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$—	$—	$—

M&E Advisors Edge Select- 1.45%	$1.928620	$1.288556	$1.384005

M&E Advisors Edge Select- 1.50%- B	$1.920390	$1.283083	$1.378153

M&E Advisors Edge Select- 1.60%	$1.904062	$1.272140	$1.366424

M&E Advisors Edge Select Symmetry- 1.45%	$1.928620	$1.288556	$1.384005

M&E Advisors Edge- .65%- A	$—	$—	$—

M&E Advisors Edge- .65%- B	$2.065794	$1.380145	$1.482418

M&E Advisors Edge- .55%	$1.698041	$1.288989	$1.363810

M&E Advisors Edge- .60%	$2.074701	$1.386082	$1.488777

M&E Advisors Edge- .75%	$2.048103	$1.368293	$1.469683

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$—

M&E Personal Manager- .80%	$—	$—	$—

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Wanger International	Wanger USA	WFAVT Discovery

	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	210,655.731	221,416.728	162.974

Cost	$6,161,047	$6,410,432	$2,033

Investments in mutual funds, Level 1 quoted prices at net asset value	$7,617,311	$7,497,170	$3,468
Receivable for units sold	—	—	—

Total assets	7,617,311	7,497,170	3,468

Liabilities
Payable for units redeemed	2	21	5

	$7,617,309	$7,497,149	$3,463

Net Assets:
Deferred annuity contracts terminable by owners	$7,617,309	$7,497,149	$3,463

Total Net Assets	$7,617,309	$7,497,149	$3,463

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	183,581	61,988	—

M&E Advisors Edge Select- 1.45%	515,953	266,616	—

M&E Advisors Edge Select- 1.50%- B	134,147	46,603	—

M&E Advisors Edge Select- 1.60%	52,621	34,404	—

M&E Advisors Edge Select Symmetry- 1.45%	2,824	4,663	—

M&E Advisors Edge- .65%- A	12,165	22,933	—

M&E Advisors Edge- .65%- B	4,612	12,183	—

M&E Advisors Edge- .55%	342,666	1,182,530	—

M&E Advisors Edge- .60%	742,291	1,423,743	—

M&E Advisors Edge- .75%	406,045	477,512	—

M&E DVA- .65%	—	—	—

M&E Marquee- 1.40%	—	—	—

M&E Marquee- .80%	—	—	—

M&E Personal Manager- 1.40%	—	—	101

M&E Personal Manager- .80%	—	—	—

M&E Prism- 1.40%	—	—	—

M&E Prism- .80%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

	Wanger International	Wanger USA	WFAVT Discovery

	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$4.109455	$2.249857	$—

M&E Advisors Edge Select- 1.45%	$2.459066	$1.672533	$—

M&E Advisors Edge Select- 1.50%- B	$4.109455	$2.249857	$—

M&E Advisors Edge Select- 1.60%	$2.424713	$1.649095	$—

M&E Advisors Edge Select Symmetry- 1.45%	$2.459066	$1.672533	$—

M&E Advisors Edge- .65%- A	$63.544865	$43.646843	$—

M&E Advisors Edge- .65%- B	$63.544865	$43.646843	$—

M&E Advisors Edge- .55%	$2.327607	$1.501956	$—

M&E Advisors Edge- .60%	$2.664692	$1.812379	$—

M&E Advisors Edge- .75%	$2.627043	$1.786799	$—

M&E DVA- .65%	$—	$—	$—

M&E Marquee- 1.40%	$—	$—	$—

M&E Marquee- .80%	$—	$—	$—

M&E Personal Manager- 1.40%	$—	$—	$34.315403

M&E Personal Manager- .80%	$—	$—	$37.801080

M&E Prism- 1.40%	$—	$—	$—

M&E Prism- .80%	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

WFAVT Small Cap Value

Subaccount
Assets
Investment in securities:
Number of shares	143,905.540

Cost	$930,583

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,299,467
Receivable for units sold	—

Total assets	1,299,467

Liabilities
Payable for units redeemed	13

$1,299,454

Net Assets:
Deferred annuity contracts terminable by owners	$1,299,454

Total Net Assets	$1,299,454

Accumulation units outstanding:
M&E Advisors Edge Select- 1.50%- A	226,145

M&E Advisors Edge Select- 1.45%	33,284

M&E Advisors Edge Select- 1.50%- B	820

M&E Advisors Edge Select- 1.60%	10,252

M&E Advisors Edge Select Symmetry- 1.45%	18,396

M&E Advisors Edge- .65%- A	13,498

M&E Advisors Edge- .65%- B	5,654

M&E Advisors Edge- .55%	136,036

M&E Advisors Edge- .60%	115,114

M&E Advisors Edge- .75%	25,363

M&E DVA- .65%	—

M&E Marquee- 1.40%	—

M&E Marquee- .80%	—

M&E Personal Manager- 1.40%	—

M&E Personal Manager- .80%	—

M&E Prism- 1.40%	—

M&E Prism- .80%	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2010

WFAVT Small Cap Value

Subaccount
Accumulation unit value:
M&E Advisors Edge Select- 1.50%- A	$1.871019

M&E Advisors Edge Select- 1.45%	$1.474851

M&E Advisors Edge Select- 1.50%- B	$1.871019

M&E Advisors Edge Select- 1.60%	$1.454218

M&E Advisors Edge Select Symmetry- 1.45%	$1.474851

M&E Advisors Edge- .65%- A	$17.851312

M&E Advisors Edge- .65%- B	$17.851312

M&E Advisors Edge- .55%	$1.601330

M&E Advisors Edge- .60%	$1.598194

M&E Advisors Edge- .75%	$1.575600

M&E DVA- .65%	$—

M&E Marquee- 1.40%	$—

M&E Marquee- .80%	$—

M&E Personal Manager- 1.40%	$—

M&E Personal Manager- .80%	$—

M&E Prism- 1.40%	$—

M&E Prism- .80%	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	AllianceBernstein Global Thematic Growth	AllianceBernstein Growth	AllianceBernstein Large Cap Growth	Calvert VP EAFE International Index

	Subaccount	Subaccount	Subaccount	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$779	$49	$98	$32,584
Expenses
Administrative, mortality and expense risk charge	487	934	256	20,767

Net investment income (loss)	292	(885)	(158)	11,817

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,316	12,767	10,799	191,918
Cost of investments sold	842	14,833	12,563	199,466

Net realized capital gains (losses) on investments	474	(2,066)	(1,764)	(7,548)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	9,944	(15,285)	(2,146)	—
End of period	15,850	(41)	1,702	101,514

Net change in unrealized appreciation/depreciation of investments	5,906	15,244	3,848	101,514

Net realized and unrealized capital gains (losses) on investments	6,380	13,178	2,084	93,966

Increase (decrease) in net assets from operations	$6,672	$12,293	$1,926	$105,783

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Calvert VP Money Market	Calvert VP SRI Balanced	Calvert VP SRI Mid- Cap Growth	Columbia Small Company Growth

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$3,622	$53,178	$—	$—
Expenses
Administrative, mortality and expense risk charge	36,051	45,273	52,098	31,521

Net investment income (loss)	(32,429)	7,905	(52,098)	(31,521)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	71	—	—	—
Proceeds from sales	1,978,707	431,087	357,294	1,304,918
Cost of investments sold	1,978,707	554,908	337,414	1,720,909

Net realized capital gains (losses) on investments	71	(123,821)	19,880	(415,991)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(671,801)	(166,352)	(542,867)
End of period	—	(169,941)	1,087,622	974,421

Net change in unrealized appreciation/depreciation of investments	—	501,860	1,253,974	1,517,288

Net realized and unrealized capital gains (losses) on investments	71	378,039	1,273,854	1,101,297

Increase (decrease) in net assets from operations	$(32,358)	$385,944	$1,221,756	$1,069,776

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Credit Suisse - International Equity Flex III	Credit Suisse- U.S.Equity Flex I	VA Global Bond	VA International Small

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,707	$4,239	$3,871,549	$1,137,896
Expenses
Administrative, mortality and expense risk charge	12,442	22,440	574,330	337,757

Net investment income (loss)	(10,735)	(18,201)	3,297,219	800,139

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	2,676,040	—
Proceeds from sales	684,655	913,583	8,242,771	6,216,415
Cost of investments sold	651,360	1,087,790	7,577,840	7,735,959

Net realized capital gains (losses) on investments	33,295	(174,207)	3,340,971	(1,519,544)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	19,718	(298,857)	2,199,230	(11,219,336)
End of period	184,173	210,909	(342,928)	1,276,796

Net change in unrealized appreciation/depreciation of investments	164,455	509,766	(2,542,158)	12,496,132

Net realized and unrealized capital gains (losses) on investments	197,750	335,559	798,813	10,976,588

Increase (decrease) in net assets from operations	$187,015	$317,358	$4,096,032	$11,776,727

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	VA International Value	VA Short-Term Fixed	VA U.S. Large Value	VA U.S. Targeted Value

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,418,294	$441,638	$1,568,652	$462,322
Expenses
Administrative, mortality and expense risk charge	417,353	521,835	560,818	435,011

Net investment income (loss)	1,000,941	(80,197)	1,007,834	27,311

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	370,659	—	—
Proceeds from sales	6,863,582	7,232,313	12,676,755	10,901,533
Cost of investments sold	9,195,914	7,164,734	13,684,659	16,618,621

Net realized capital gains (losses) on investments	(2,332,332)	438,238	(1,007,904)	(5,717,088)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(18,057,624)	(578,578)	(17,996,057)	(27,243,937)
End of period	(10,165,567)	(581,885)	(1,447,917)	(4,065,524)

Net change in unrealized appreciation/depreciation of investments	7,892,057	(3,307)	16,548,140	23,178,413

Net realized and unrealized capital gains (losses) on investments	5,559,725	434,931	15,540,236	17,461,325

Increase (decrease) in net assets from operations	$6,560,666	$354,734	$16,548,070	$17,488,636

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Dreyfus Socially Responsible Growth	Dreyfus VIF - Appreciation	Dreyfus VIF - Growth and Income	Dreyfus VIF - Quality Bond

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$15,619	$3,231	$12,368	$22,042
Expenses
Administrative, mortality and expense risk charge	19,564	1,048	14,115	7,788

Net investment income (loss)	(3,945)	2,183	(1,747)	14,254

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	188,641	116,811	377,924	94,060
Cost of investments sold	194,063	127,954	391,441	94,397

Net realized capital gains (losses) on investments	(5,422)	(11,143)	(13,517)	(337)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	172,100	(16,604)	(171,527)	(1,490)
End of period	424,469	12,500	(16,467)	22,295

Net change in unrealized appreciation/depreciation of investments	252,369	29,104	155,060	23,785

Net realized and unrealized capital gains (losses) on investments	246,947	17,961	141,543	23,448

Increase (decrease) in net assets from operations	$243,002	$20,144	$139,796	$37,702

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Federated Capital Appreciation	Federated Capital Income	Federated for U.S. Government Securities	Federated High Income Bond

	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$149,351	$410,663	$1,036,507
Expenses
Administrative, mortality and expense risk charge	12,368	28,095	68,255	82,555

Net investment income (loss)	(12,368)	121,256	342,408	953,952

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	606,004	990,237	3,099,709	6,226,316
Cost of investments sold	603,872	831,937	3,069,825	5,792,657

Net realized capital gains (losses) on investments	2,132	158,300	29,884	433,659

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	420,980	169,041	1,859,970
End of period	155,930	426,219	181,913	2,025,420

Net change in unrealized appreciation/depreciation of investments	155,930	5,239	12,872	165,450

Net realized and unrealized capital gains (losses) on investments	158,062	163,539	42,756	599,109

Increase (decrease) in net assets from operations	$145,694	$284,795	$385,164	$1,553,061

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Federated Prime Money	NVIT Developing Markets	Seligman Capital	Seligman Communications and Information

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$240	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	162,936	82,283	748	1,140

Net investment income (loss)	(162,696)	(82,283)	(748)	(1,140)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	28,824,021	2,545,625	14,647	14,668
Cost of investments sold	28,824,021	2,875,228	10,234	10,565

Net realized capital gains (losses) on investments	—	(329,603)	4,413	4,103

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,527,831	(323)	26,749
End of period	—	3,713,020	22,846	41,980

Net change in unrealized appreciation/depreciation of investments	—	2,185,189	23,169	15,231

Net realized and unrealized capital gains (losses) on investments	—	1,855,586	27,582	19,334

Increase (decrease) in net assets from operations	$(162,696)	$1,773,303	$26,834	$18,194

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Seligman Global Technology	Transamerica Asset Allocation-Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation-Moderate Growth VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$57,867	$24,570	$46,040
Expenses
Administrative, mortality and expense risk charge	446	19,326	13,223	20,005

Net investment income (loss)	(446)	38,541	11,347	26,035

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	4,968	—	—
Proceeds from sales	18,215	2,490,266	406,394	412,866
Cost of investments sold	12,857	2,270,782	658,313	426,057

Net realized capital gains (losses) on investments	5,358	224,452	(251,919)	(13,191)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,808	164,455	(361,367)	(34,662)
End of period	17,024	103,394	184,188	230,985

Net change in unrealized appreciation/depreciation of investments	1,216	(61,061)	545,555	265,647

Net realized and unrealized capital gains (losses) on investments	6,574	163,391	293,636	252,456

Increase (decrease) in net assets from operations	$6,128	$201,932	$304,983	$278,491

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Asset Allocation-Moderate VP	Transamerica Balanced VP	Transamerica BlackRock Large Cap Value VP	Transamerica Clarion Global Real Estate Securities VP

	Subaccount	Subaccount(1)	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$92,515	$10,346	$8,104	$177,356
Expenses
Administrative, mortality and expense risk charge	24,474	12,454	10,393	20,506

Net investment income (loss)	68,041	(2,108)	(2,289)	156,850

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,572,211	652,547	464,028	1,029,666
Cost of investments sold	1,591,634	662,611	444,931	1,676,064

Net realized capital gains (losses) on investments	(19,423)	(10,064)	19,097	(646,398)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	80,229	—	26,059	(539,577)
End of period	323,457	282,544	104,675	343,850

Net change in unrealized appreciation/depreciation of investments	243,228	282,544	78,616	883,427

Net realized and unrealized capital gains (losses) on investments	223,805	272,480	97,713	237,029

Increase (decrease) in net assets from operations	$291,846	$270,372	$95,424	$393,879

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Diversified Equity VP	Transamerica Efficient Markets VP	Transamerica Focus VP	Transamerica Growth Opportunities VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$15,623	$2,791	$971	$317
Expenses
Administrative, mortality and expense risk charge	15,532	2,788	1,099	7,465

Net investment income (loss)	91	3	(128)	(7,148)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	6,767	—	—
Proceeds from sales	323,668	16,004	65,518	284,190
Cost of investments sold	255,684	15,701	94,984	325,168

Net realized capital gains (losses) on investments	67,984	7,070	(29,466)	(40,978)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	269,473	2,040	(54,816)	16,645
End of period	457,634	53,874	(2,111)	329,707

Net change in unrealized appreciation/depreciation of investments	188,161	51,834	52,705	313,062

Net realized and unrealized capital gains (losses) on investments	256,145	58,904	23,239	272,084

Increase (decrease) in net assets from operations	$256,236	$58,907	$23,111	$264,936

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica JPMorgan Enhanced Index VP	Transamerica MFS International Equity VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$488	$121	$59,151	$30,612
Expenses
Administrative, mortality and expense risk charge	1,436	1,159	33,136	14,636

Net investment income (loss)	(948)	(1,038)	26,015	15,976

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	414	95	—	—
Proceeds from sales	172,612	149,565	2,279,398	667,878
Cost of investments sold	171,478	148,656	3,292,494	986,429

Net realized capital gains (losses) on investments	1,548	1,004	(1,013,096)	(318,551)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,921	1,847	(1,267,277)	(126,617)
End of period	9,038	17,878	297,521	352,362

Net change in unrealized appreciation/depreciation of investments	7,117	16,031	1,564,798	478,979

Net realized and unrealized capital gains (losses) on investments	8,665	17,035	551,702	160,428

Increase (decrease) in net assets from operations	$7,717	$15,997	$577,717	$176,404

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Morgan Stanley Active International VP	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica PIMCO Total Return VP	Transamerica Small/Mid Cap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$64,989	$644	$2,040,071	$18,237
Expenses
Administrative, mortality and expense risk charge	36,597	7,224	312,242	23,128

Net investment income (loss)	28,392	(6,580)	1,727,829	(4,891)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	69,824	—
Proceeds from sales	2,013,342	890,522	11,038,773	1,405,154
Cost of investments sold	2,910,568	651,263	10,525,946	1,333,723

Net realized capital gains (losses) on investments	(897,226)	239,259	582,651	71,431

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,184,335)	224,203	167,195	214,330
End of period	(174,868)	233,673	609,616	888,834

Net change in unrealized appreciation/depreciation of investments	1,009,467	9,470	442,421	674,504

Net realized and unrealized capital gains (losses) on investments	112,241	248,729	1,025,072	745,935

Increase (decrease) in net assets from operations	$140,633	$242,149	$2,752,901	$741,044

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica T.Rowe Price Small Cap VP	Transamerica WMC Diversified Growth VP	T. Rowe Price Equity Income	T. Rowe Price New America Growth

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$35,733	$33,584	$2,103
Expenses
Administrative, mortality and expense risk charge	22,240	65,681	25,036	15,516

Net investment income (loss)	(22,240)	(29,948)	8,548	(13,413)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	24,183
Proceeds from sales	1,855,427	3,317,295	463,362	234,940
Cost of investments sold	1,454,378	4,386,239	539,937	260,479

Net realized capital gains (losses) on investments	401,049	(1,068,944)	(76,575)	(1,356)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	429,676	(1,618,159)	(405,499)	45,339
End of period	949,326	501,016	(115,556)	247,999

Net change in unrealized appreciation/depreciation of investments	519,650	2,119,175	289,943	202,660

Net realized and unrealized capital gains (losses) on investments	920,699	1,050,231	213,368	201,304

Increase (decrease) in net assets from operations	$898,459	$1,020,283	$221,916	$187,891

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	T. Rowe Price International Stock	Fidelity VIP Contrafund	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$9,010	$120,875	$8,264	$11,154
Expenses
Administrative, mortality and expense risk charge	13,869	66,168	11,603	18,376

Net investment income (loss)	(4,859)	54,707	(3,339)	(7,222)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,003	4,397	6,400	—
Proceeds from sales	161,910	3,936,723	763,593	1,176,145
Cost of investments sold	138,039	4,920,839	870,476	804,676

Net realized capital gains (losses) on investments	26,874	(979,719)	(100,483)	371,469

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(147,693)	(46,605)	(88,385)	473,059
End of period	(57,850)	2,469,700	471,175	604,906

Net change in unrealized appreciation/depreciation of investments	89,843	2,516,305	559,560	131,847

Net realized and unrealized capital gains (losses) on investments	116,717	1,536,586	459,077	503,316

Increase (decrease) in net assets from operations	$111,858	$1,591,293	$455,738	$496,094

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Asset Manager	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Money Market

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$16,466	$31,472	$4,000	$8,464
Expenses
Administrative, mortality and expense risk charge	13,039	24,591	21,269	47,426

Net investment income (loss)	3,427	6,881	(17,269)	(38,962)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,974	—	5,073	3,096
Proceeds from sales	156,690	306,957	510,379	908,684
Cost of investments sold	149,740	364,195	468,925	908,684

Net realized capital gains (losses) on investments	11,924	(57,238)	46,527	3,096

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(72,948)	(683,603)	(110,464)	—
End of period	30,500	(422,442)	169,093	—

Net change in unrealized appreciation/depreciation of investments	103,448	261,161	279,557	—

Net realized and unrealized capital gains (losses) on investments	115,372	203,923	326,084	3,096

Increase (decrease) in net assets from operations	$118,799	$210,804	$308,815	$(35,866)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Vanguard Equity Index	Vanguard International	Vanguard Mid-Cap Index	Vanguard REIT Index

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,159,707	$115,643	$109,724	$549,895
Expenses
Administrative, mortality and expense risk charge	387,943	44,147	93,542	138,422

Net investment income (loss)	771,764	71,496	16,182	411,473

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	645,447	—	—	—
Proceeds from sales	9,465,369	2,466,172	2,307,028	4,522,359
Cost of investments sold	12,189,302	2,897,318	3,303,020	7,502,558

Net realized capital gains (losses) on investments	(2,078,486)	(431,146)	(995,992)	(2,980,199)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(10,141,691)	770,248	(1,528,123)	(1,871,944)
End of period	(1,106,709)	2,151,704	2,225,092	5,444,650

Net change in unrealized appreciation/depreciation of investments	9,034,982	1,381,456	3,753,215	7,316,594

Net realized and unrealized capital gains (losses) on investments	6,956,496	950,310	2,757,223	4,336,395

Increase (decrease) in net assets from operations	$7,728,260	$1,021,806	$2,773,405	$4,747,868

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Vanguard Short-Term Investment Grade	Vanguard Total Bond Market Index	Wanger International	Wanger USA

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,079,577	$1,549,251	$148,889	$—
Expenses
Administrative, mortality and expense risk charge	249,902	307,766	51,730	48,162

Net investment income (loss)	829,675	1,241,485	97,159	(48,162)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	75,312	—	—
Proceeds from sales	8,481,348	11,573,453	2,175,962	1,828,064
Cost of investments sold	8,179,228	10,600,273	2,781,375	2,137,458

Net realized capital gains (losses) on investments	302,120	1,048,492	(605,413)	(309,394)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,142,441	1,701,766	(465,513)	(713,708)
End of period	1,674,624	1,880,641	1,456,264	1,086,738

Net change in unrealized appreciation/depreciation of investments	532,183	178,875	1,921,777	1,800,446

Net realized and unrealized capital gains (losses) on investments	834,303	1,227,367	1,316,364	1,491,052

Increase (decrease) in net assets from operations	$1,663,978	$2,468,852	$1,413,523	$1,442,890

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	WFAVT Discovery	WFAVT Small Cap Value

	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$20,715
Expenses
Administrative, mortality and expense risk charge	40	14,086

Net investment income (loss)	(40)	6,629

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	60	981,265
Cost of investments sold	41	899,687

Net realized capital gains (losses) on investments	19	81,578

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	537	272,456
End of period	1,435	368,884

Net change in unrealized appreciation/depreciation of investments	898	96,428

Net realized and unrealized capital gains (losses) on investments	917	178,006

Increase (decrease) in net assets from operations	$877	$184,635

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	AllianceBernstein Global Thematic Growth		AllianceBernstein Growth

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$292	$(472)	$(885)	$(1,475)
Net realized capital gains (losses) on investments	474	1,068	(2,066)	(36,559)
Net change in unrealized appreciation/depreciation of investments	5,906	14,645	15,244	76,937

Increase (decrease) in net assets from operations	6,672	15,241	12,293	38,903

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	1	(10,093)	(8,839)	(50,427)
Contract terminations, withdrawals, and other deductions	(737)	(1,600)	(2,966)	(108,684)
Contract maintenance charges	(92)	(87)	(28)	(26)

Increase (decrease) in net assets from contract transactions	(828)	(11,780)	(11,833)	(159,137)

Net increase (decrease) in net assets	5,844	3,461	460	(120,234)

Beginning of the period	39,808	36,347	99,120	219,354

End of the period	$45,652	$39,808	$99,580	$99,120

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	AllianceBernstein Large Cap Growth		Calvert VP EAFE International Index

	Subaccount		Subaccount
	2010	2009	2010(1)
Operations
Net investment income (loss)	$(158)	$(350)	$11,817
Net realized capital gains (losses) on investments	(1,764)	(6,258)	(7,548)
Net change in unrealized appreciation/depreciation of investments	3,848	20,571	101,514

Increase (decrease) in net assets from operations	1,926	13,963	105,783

Contract transactions
Net contract purchase payments	—	—	1
Transfer payments from (to) other subaccounts or general account	(9,555)	(16,483)	2,892,521
Contract terminations, withdrawals, and other deductions	(941)	(10,530)	(150,776)
Contract maintenance charges	(47)	(54)	(1,690)

Increase (decrease) in net assets from contract transactions	(10,543)	(27,067)	2,740,056

Net increase (decrease) in net assets	(8,617)	(13,104)	2,845,839

Beginning of the period	38,268	51,372	—

End of the period	$29,651	$38,268	$2,845,839

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Calvert VP Money Market		Calvert VP SRI Balanced

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(32,429)	$(2,300)	$7,905	$32,543
Net realized capital gains (losses) on investments	71	1,112	(123,821)	(255,601)
Net change in unrealized appreciation/ depreciation of investments	—	—	501,860	996,373

Increase (decrease) in net assets from operations	(32,358)	(1,188)	385,944	773,315

Contract transactions
Net contract purchase payments	—	20,450	1,000	3,875
Transfer payments from (to) other subaccounts or general account	729,767	1,266,654	(78,941)	(26,219)
Contract terminations, withdrawals, and other deductions	(1,125,385)	(1,710,398)	(253,917)	(364,475)
Contract maintenance charges	(2,598)	(3,341)	(3,471)	(3,614)

Increase (decrease) in net assets from contract transactions	(398,216)	(426,635)	(335,329)	(390,433)

Net increase (decrease) in net assets	(430,574)	(427,823)	50,615	382,882

Beginning of the period	3,973,529	4,401,352	3,845,968	3,463,086

End of the period	$3,542,955	$3,973,529	$3,896,583	$3,845,968

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Calvert VP SRI Mid-Cap Growth		Columbia Small Company Growth

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(52,098)	$(43,511)	$(31,521)	$(27,319)
Net realized capital gains (losses) on investments	19,880	(312,776)	(415,991)	(634,223)
Net change in unrealized appreciation/depreciation of investments	1,253,974	1,377,366	1,517,288	1,430,895

Increase (decrease) in net assets from operations	1,221,756	1,021,079	1,069,776	769,353

Contract transactions
Net contract purchase payments	1,000	—	416,563	292,382
Transfer payments from (to) other subaccounts or general account	(44,395)	(287,699)	(643,480)	(373,371)
Contract terminations, withdrawals, and other deductions	(252,637)	(397,204)	(437,955)	(497,672)
Contract maintenance charges	(3,861)	(3,376)	(817)	(823)

Increase (decrease) in net assets from contract transactions	(299,893)	(688,279)	(665,689)	(579,484)

Net increase (decrease) in net assets	921,863	332,800	404,087	189,869

Beginning of the period	4,274,238	3,941,438	4,398,931	4,209,062

End of the period	$5,196,101	$4,274,238	$4,803,018	$4,398,931

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Credit Suisse-International Equity Flex III		Credit Suisse-U.S.Equity Flex I

	Subaccount		Subaccount
	2010	2009(1)	2010	2009
Operations
Net investment income (loss)	$(10,735)	$(716)	$(18,201)	$6,818
Net realized capital gains (losses) on investments	33,295	486	(174,207)	(297,545)
Net change in unrealized appreciation/depreciation of investments	164,455	19,718	509,766	802,641

Increase (decrease) in net assets from operations	187,015	19,488	317,358	511,914

Contract transactions
Net contract purchase payments	149,209	3,018	23,520	82,007
Transfer payments from (to) other subaccounts or general account	(60,010)	1,829,028	(572,645)	(61,394)
Contract terminations, withdrawals, and other deductions	(527,363)	(7,775)	(251,098)	(648,865)
Contract maintenance charges	(358)	(7)	(240)	(241)

Increase (decrease) in net assets from contract transactions	(438,522)	1,824,264	(800,463)	(628,493)

Net increase (decrease) in net assets	(251,507)	1,843,752	(483,105)	(116,579)

Beginning of the period	1,843,752	—	2,950,187	3,066,766

End of the period	$1,592,245	$1,843,752	$2,467,082	$2,950,187

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	VA Global Bond		VA International Small

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$3,297,219	$2,788,041	$800,139	$651,857
Net realized capital gains (losses) on investments	3,340,971	712,619	(1,519,544)	(3,783,485)
Net change in unrealized appreciation/depreciation of investments	(2,542,158)	(378,966)	12,496,132	17,477,419

Increase (decrease) in net assets from operations	4,096,032	3,121,694	11,776,727	14,345,791

Contract transactions
Net contract purchase payments	5,466,527	4,897,807	3,116,684	2,339,344
Transfer payments from (to) other subaccounts or general account	7,531,169	4,230,925	(1,741,293)	(3,998,229)
Contract terminations, withdrawals, and other deductions	(7,010,415)	(8,166,997)	(2,727,184)	(3,612,413)
Contract maintenance charges	(7,959)	(7,172)	(5,322)	(4,849)

Increase (decrease) in net assets from contract transactions	5,979,322	954,563	(1,357,115)	(5,276,147)

Net increase (decrease) in net assets	10,075,354	4,076,257	10,419,612	9,069,644

Beginning of the period	82,364,182	78,287,925	49,417,507	40,347,863

End of the period	$92,439,536	$82,364,182	$59,837,119	$49,417,507

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	VA International Value		VA Short-Term Fixed

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,000,941	$1,261,835	$(80,197)	$665,000
Net realized capital gains (losses) on investments	(2,332,332)	(3,895,753)	438,238	687,087
Net change in unrealized appreciation/depreciation of investments	7,892,057	21,236,910	(3,307)	(501,743)

Increase (decrease) in net assets from operations	6,560,666	18,602,992	354,734	850,344

Contract transactions
Net contract purchase payments	3,395,643	2,660,618	6,213,517	6,098,784
Transfer payments from (to) other subaccounts or general account	462,041	(5,546,000)	4,900,941	2,843,688
Contract terminations, withdrawals, and other deductions	(4,864,055)	(4,900,046)	(5,816,209)	(7,307,579)
Contract maintenance charges	(7,238)	(6,971)	(8,198)	(8,553)

Increase (decrease) in net assets from contract transactions	(1,013,609)	(7,792,399)	5,290,051	1,626,340

Net increase (decrease) in net assets	5,547,057	10,810,593	5,644,785	2,476,684

Beginning of the period	65,715,979	54,905,386	77,032,050	74,555,366

End of the period	$71,263,036	$65,715,979	$82,676,835	$77,032,050

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	VA U.S. Large Value		VA U.S. Targeted Value

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,007,834	$994,264	$27,311	$253,702
Net realized capital gains (losses) on investments	(1,007,904)	(2,407,508)	(5,717,088)	(8,970,620)
Net change in unrealized appreciation/depreciation of investments	16,548,140	21,690,328	23,178,413	22,134,996

Increase (decrease) in net assets from operations	16,548,070	20,277,084	17,488,636	13,418,078

Contract transactions
Net contract purchase payments	4,844,372	3,890,986	4,055,800	2,903,391
Transfer payments from (to) other subaccounts or general account	(4,738,575)	(3,970,257)	(6,319,714)	(1,306,437)
Contract terminations, withdrawals, and other deductions	(7,271,626)	(6,570,883)	(4,265,518)	(4,751,850)
Contract maintenance charges	(12,820)	(11,880)	(9,613)	(9,053)

Increase (decrease) in net assets from contract transactions	(7,178,649)	(6,662,034)	(6,539,045)	(3,163,949)

Net increase (decrease) in net assets	9,369,421	13,615,050	10,949,591	10,254,129

Beginning of the period	87,341,596	73,726,546	65,300,682	55,046,553

End of the period	$96,711,017	$87,341,596	$76,250,273	$65,300,682

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Dreyfus Socially Responsible Growth		Dreyfus VIF - Appreciation

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(3,945)	$(1,588)	$2,183	$3,555
Net realized capital gains (losses) on investments	(5,422)	(93,516)	(11,143)	1,202
Net change in unrealized appreciation/depreciation of investments	252,369	572,934	29,104	32,081

Increase (decrease) in net assets from operations	243,002	477,830	20,144	36,838

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(16,740)	(60,456)	(99,023)	(16,564)
Contract terminations, withdrawals, and other deductions	(128,377)	(153,739)	(16,650)	(59,950)
Contract maintenance charges	(1,436)	(1,379)	(89)	(90)

Increase (decrease) in net assets from contract transactions	(146,553)	(215,574)	(115,762)	(76,604)

Net increase (decrease) in net assets	96,449	262,256	(95,618)	(39,766)

Beginning of the period	1,925,880	1,663,624	180,945	220,711

End of the period	$2,022,329	$1,925,880	$85,327	$180,945

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Dreyfus VIF - Growth and Income		Dreyfus VIF - Quality Bond

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(1,747)	$442	$14,254	$18,154
Net realized capital gains (losses) on investments	(13,517)	(82,394)	(337)	(11,079)
Net change in unrealized appreciation/depreciation of investments	155,060	345,332	23,785	60,838

Increase (decrease) in net assets from operations	139,796	263,380	37,702	67,913

Contract transactions
Net contract purchase payments	2,377	—	4,291	1
Transfer payments from (to) other subaccounts or general account	21,307	(22,039)	(58)	9,361
Contract terminations, withdrawals, and other deductions	(343,308)	(101,031)	(49,842)	(60,927)
Contract maintenance charges	(1,140)	(1,282)	(455)	(429)

Increase (decrease) in net assets from contract transactions	(320,764)	(124,352)	(46,064)	(51,994)

Net increase (decrease) in net assets	(180,968)	139,028	(8,362)	15,919

Beginning of the period	1,197,061	1,058,033	551,062	535,143

End of the period	$1,016,093	$1,197,061	$542,700	$551,062

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Federated Capital Appreciation	Federated Capital Income

	Subaccount	Subaccount
	2010(1)	2010	2009
Operations
Net investment income (loss)	$(12,368)	$121,256	$100,877
Net realized capital gains (losses) on investments	2,132	158,300	(85,117)
Net change in unrealized appreciation/depreciation of investments	155,930	5,239	484,951

Increase (decrease) in net assets from operations	145,694	284,795	500,711

Contract transactions
Net contract purchase payments	31,073	54,639	63,855
Transfer payments from (to) other subaccounts or general account	2,029,852	630,027	52,575
Contract terminations, withdrawals, and other deductions	(365,340)	(255,839)	(392,036)
Contract maintenance charges	(1,694)	(986)	(1,025)

Increase (decrease) in net assets from contract transactions	1,693,891	427,841	(276,631)

Net increase (decrease) in net assets	1,839,585	712,636	224,080

Beginning of the period	—	2,464,987	2,240,907

End of the period	$1,839,585	$3,177,623	$2,464,987

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Federated for U.S. Government Securities		Federated High Income Bond

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$342,408	$437,062	$953,952	$1,083,174
Net realized capital gains (losses) on investments	29,884	23,569	433,659	(1,614,576)
Net change in unrealized appreciation/depreciation of investments	12,872	(40,765)	165,450	4,887,222

Increase (decrease) in net assets from operations	385,164	419,866	1,553,061	4,355,820

Contract transactions
Net contract purchase payments	275,544	580,788	168,054	175,159
Transfer payments from (to) other subaccounts or general account	1,244,673	(255,060)	(1,844,353)	1,663,595
Contract terminations, withdrawals, and other deductions	(1,597,998)	(1,303,847)	(1,542,769)	(1,134,342)
Contract maintenance charges	(3,908)	(3,197)	(2,449)	(2,566)

Increase (decrease) in net assets from contract transactions	(81,689)	(981,316)	(3,221,517)	701,846

Net increase (decrease) in net assets	303,475	(561,450)	(1,668,456)	5,057,666

Beginning of the period	9,700,891	10,262,341	12,722,117	7,664,451

End of the period	$10,004,366	$9,700,891	$11,053,661	$12,722,117

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Federated Prime Money		NVIT Developing Markets

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(162,696)	$(57,750)	$(82,283)	$47,388
Net realized capital gains (losses) on investments	—	—	(329,603)	(7,940,133)
Net change in unrealized appreciation/depreciation of investments	—	—	2,185,189	12,324,319

Increase (decrease) in net assets from operations	(162,696)	(57,750)	1,773,303	4,431,574

Contract transactions
Net contract purchase payments	10,979,206	5,749,867	826,991	510,618
Transfer payments from (to) other subaccounts or general account	(6,938,427)	(14,476,744)	(148,962)	611,550
Contract terminations, withdrawals, and other deductions	(8,142,595)	(13,057,634)	(833,981)	(789,880)
Contract maintenance charges	(9,273)	(11,153)	(1,757)	(1,835)

Increase (decrease) in net assets from contract transactions	(4,111,089)	(21,795,664)	(157,709)	330,453

Net increase (decrease) in net assets	(4,273,785)	(21,853,414)	1,615,594	4,762,027

Beginning of the period	23,050,774	44,904,188	12,567,912	7,805,885

End of the period	$18,776,989	$23,050,774	$14,183,506	$12,567,912

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Seligman Capital		Seligman Communications and Information

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(748)	$(714)	$(1,140)	$(985)
Net realized capital gains (losses) on investments	4,413	705	4,103	(1,230)
Net change in unrealized appreciation/depreciation of investments	23,169	38,088	15,231	57,375

Increase (decrease) in net assets from operations	26,834	38,079	18,194	55,160

Contract transactions
Net contract purchase payments	—	1	1	—
Transfer payments from (to) other subaccounts or general account	(2)	(6,935)	(1,603)	(21,313)
Contract terminations, withdrawals, and other deductions	(13,837)	(18,869)	(11,765)	(11,398)
Contract maintenance charges	(61)	(48)	(162)	(140)

Increase (decrease) in net assets from contract transactions	(13,900)	(25,851)	(13,529)	(32,851)

Net increase (decrease) in net assets	12,934	12,228	4,665	22,309

Beginning of the period	100,105	87,877	136,623	114,314

End of the period	$113,039	$100,105	$141,288	$136,623

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Seligman Global Technology		Transamerica Asset Allocation- Conservative VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operation
Net investment income (loss)	$(446)	$(471)	$38,541	$37,779
Net realized capital gains (losses) on investments	5,358	4,971	224,452	(712,328)
Net change in unrealized appreciation/depreciation of investments	1,216	23,737	(61,061)	1,051,150

Increase (decrease) in net assets from operations	6,128	28,237	201,932	376,601

Contract transactions
Net contract purchase payments	—	—	134,833	264,714
Transfer payments from (to) other subaccounts or general account	(4,065)	(19,364)	(1,279,794)	1,396,968
Contract terminations, withdrawals, and other deductions	(13,666)	(12,646)	(274,039)	(1,048,321)
Contract maintenance charges	(38)	(33)	(372)	(447)

Increase (decrease) in net assets from contract transactions	(17,769)	(32,043)	(1,419,372)	612,914

Net increase (decrease) in net assets	(11,641)	(3,806)	(1,217,440)	989,515

Beginning of the period	60,931	64,737	3,809,751	2,820,236

End of the period	$49,290	$60,931	$2,592,311	$3,809,751

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Growth VP		Transamerica Asset Allocation- Moderate Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$11,347	$36,849	$26,035	$109,293
Net realized capital gains (losses) on investments	(251,919)	(488,853)	(13,191)	(407,531)
Net change in unrealized appreciation/depreciation of investments	545,555	903,911	265,647	908,146

Increase (decrease) in net assets from operations	304,983	451,907	278,491	609,908

Contract transactions
Net contract purchase payments	42,520	92,467	45,413	137,285
Transfer payments from (to) other subaccounts or general account	267,015	(84,959)	902,652	(469,921)
Contract terminations, withdrawals, and other deductions	(238,181)	(36,184)	(224,655)	(168,023)
Contract maintenance charges	(233)	(175)	(1,210)	(831)

Increase (decrease) in net assets from contract transactions	71,121	(28,851)	722,200	(501,490)

Net increase (decrease) in net assets	376,104	423,056	1,000,691	108,418

Beginning of the period	2,139,303	1,716,247	2,133,129	2,024,711

End of the period	$2,515,407	$2,139,303	$3,133,820	$2,133,129

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation- Moderate VP		Transamerica Balanced VP

	Subaccount		Subaccount
	2010	2009	2010(1)
Operations
Net investment income (loss)	$68,041	$73,853	$(2,108)
Net realized capital gains (losses) on investments	(19,423)	(336,408)	(10,064)
Net change in unrealized appreciation/depreciation of investments	243,228	716,971	282,544

Increase (decrease) in net assets from operations	291,846	454,416	270,372

Contract transactions
Net contract purchase payments	381,476	48,915	170
Transfer payments from (to) other subaccounts or general account	1,316,152	(280,999)	2,233,108
Contract terminations, withdrawals, and other deductions	(552,536)	(389,898)	(243,963)
Contract maintenance charges	(619)	(572)	(270)

Increase (decrease) in net assets from contract transactions	1,144,473	(622,554)	1,989,045

Net increase (decrease) in net assets	1,436,319	(168,138)	2,259,417

Beginning of the period	2,321,773	2,489,911	—

End of the period	$3,758,092	$2,321,773	$2,259,417

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica BlackRock Large Cap Value VP		Transamerica Clarion Global Real Estate Securities VP

	Subaccount		Subaccount
	2010	2009(1)	2010	2009
Operations
Net investment income (loss)	$(2,289)	$(1,242)	$156,850	$(19,783)
Net realized capital gains (losses) on investments	19,097	1,005	(646,398)	(2,247,612)
Net change in unrealized appreciation/depreciation of investments	78,616	26,058	883,427	3,008,409

Increase (decrease) in net assets from operations	95,424	25,821	393,879	741,014

Contract transactions
Net contract purchase payments	11,298	—	72,135	40,585
Transfer payments from (to) other subaccounts or general account	(26,552)	1,195,040	(224,132)	(424,603)
Contract terminations, withdrawals, and other deductions	(270,180)	(2,796)	(387,807)	(236,709)
Contract maintenance charges	(1,197)	(9)	(1,203)	(1,132)

Increase (decrease) in net assets from contract transactions	(286,631)	1,192,235	(541,007)	(621,859)

Net increase (decrease) in net assets	(191,207)	1,218,056	(147,128)	119,155

Beginning of the period	1,218,056	—	3,154,460	3,035,305

End of the period	$1,026,849	$1,218,056	$3,007,332	$3,154,460

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Diversified Equity VP		Transamerica Efficient Markets VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$91	$6,286	$3	$(373)
Net realized capital gains (losses) on investments	67,984	(100,189)	7,070	5,711
Net change in unrealized appreciation/depreciation of investments	188,161	442,860	51,834	2,040

Increase (decrease) in net assets from operations	256,236	348,957	58,907	7,378

Contract transactions
Net contract purchase payments	8,915	37,368	6,125	26,232
Transfer payments from (to) other subaccounts or general account	67,380	669,074	243,326	361,172
Contract terminations, withdrawals, and other deductions	(210,084)	(387,869)	(1,314)	(219)
Contract maintenance charges	(132)	(146)	—	—

Increase (decrease) in net assets from contract transactions	(133,921)	318,427	248,137	387,185

Net increase (decrease) in net assets	122,315	667,384	307,044	394,563

Beginning of the period	1,566,891	899,507	394,563	—

End of the period	$1,689,206	$1,566,891	$701,607	$394,563

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Focus VP		Transamerica Growth Opportunities VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(128)	$2,123	$(7,148)	$(4,468)
Net realized capital gains (losses) on investments	(29,466)	(19,110)	(40,978)	(464,189)
Net change in unrealized appreciation/depreciation of investments	52,705	43,217	313,062	723,435

Increase (decrease) in net assets from operations	23,111	26,230	264,936	254,778

Contract transactions
Net contract purchase payments	—	1	838	—
Transfer payments from (to) other subaccounts or general account	(52,952)	(21,001)	(83,431)	(146,308)
Contract terminations, withdrawals, and other deductions	(11,397)	(3,708)	(110,893)	(40,198)
Contract maintenance charges	(70)	(64)	(340)	(343)

Increase (decrease) in net assets from contract transactions	(64,419)	(24,772)	(193,826)	(186,849)

Net increase (decrease) in net assets	(41,308)	1,458	71,110	67,929

Beginning of the period	142,740	141,282	887,869	819,940

End of the period	$101,432	$142,740	$958,979	$887,869

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Index 50 VP		Transamerica Index 75 VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(948)	$(29)	$(1,038)	$(7,230)
Net realized capital gains (losses) on investments	1,548	7	1,004	(262,679)
Net change in unrealized appreciation/depreciation of investments	7,117	1,921	16,031	390,542

Increase (decrease) in net assets from operations	7,717	1,899	15,997	120,633

Contract transactions
Net contract purchase payments	176,220	—	146,220	—
Transfer payments from (to) other subaccounts or general account	976,137	39,090	972,493	(1,998,299)
Contract terminations, withdrawals, and other deductions	(1,388)	—	—	(80,312)
Contract maintenance charges	(30)	—	—	(180)

Increase (decrease) in net assets from contract transactions	1,150,939	39,090	1,118,713	(2,078,791)

Net increase (decrease) in net assets	1,158,656	40,989	1,134,710	(1,958,158)

Beginning of the period	40,989	—	9,605	1,967,763

End of the period	$1,199,645	$40,989	$1,144,315	$9,605

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica JPMorgan Enhanced Index VP		Transamerica MFS International Equity VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$26,015	$56,914	$15,976	$46,125
Net realized capital gains (losses) on investments	(1,013,096)	(575,359)	(318,551)	(461,245)
Net change in unrealized appreciation/depreciation of investments	1,564,798	1,613,920	478,979	1,017,239

Increase (decrease) in net assets from operations	577,717	1,095,475	176,404	602,119

Contract transactions
Net contract purchase payments	58,722	260,495	42,831	69,445
Transfer payments from (to) other subaccounts or general account	(711,594)	(91,462)	16,813	117,232
Contract terminations, withdrawals, and other deductions	(881,433)	(348,021)	(427,171)	(95,319)
Contract maintenance charges	(784)	(987)	(558)	(544)

Increase (decrease) in net assets from contract transactions	(1,535,089)	(179,975)	(368,085)	90,814

Net increase (decrease) in net assets	(957,372)	915,500	(191,681)	692,933

Beginning of the period	5,065,460	4,149,960	2,417,720	1,724,787

End of the period	$4,108,088	$5,065,460	$2,226,039	$2,417,720

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Morgan Stanley Active International VP		Transamerica Morgan Stanley Mid- Cap Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$28,392	$(35,343)	$(6,580)	$(5,141)
Net realized capital gains (losses) on investments	(897,226)	(1,166,004)	239,259	(84,172)
Net change in unrealized appreciation/depreciation of investments	1,009,467	1,968,065	9,470	371,943

Increase (decrease) in net assets from operations	140,633	766,718	242,149	282,630

Contract transactions
Net contract purchase payments	155,804	68,751	2,604	84,038
Transfer payments from (to) other subaccounts or general account	(1,294,715)	(816,601)	84,856	607,164
Contract terminations, withdrawals, and other deductions	(419,639)	(497,693)	(226,406)	(114,383)
Contract maintenance charges	(2,260)	(2,581)	(83)	(54)

Increase (decrease) in net assets from contract transactions	(1,560,810)	(1,248,124)	(139,029)	576,765

Net increase (decrease) in net assets	(1,420,177)	(481,406)	103,120	859,395

Beginning of the period	4,540,428	5,021,834	1,088,264	228,869

End of the period	$3,120,251	$4,540,428	$1,191,384	$1,088,264

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica PIMCO Total Return VP		Transamerica Small/Mid Cap Value VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,727,829	$2,072,596	$(4,891)	$63,000
Net realized capital gains (losses) on investments	582,651	1,303,908	71,431	(342,422)
Net change in unrealized appreciation/depreciation of investments	442,421	1,649,949	674,504	1,082,868

Increase (decrease) in net assets from operations	2,752,901	5,026,453	741,044	803,446

Contract transactions
Net contract purchase payments	3,085,954	5,940,884	119,444	107,662
Transfer payments from (to) other subaccounts or general account	8,387,469	5,627,690	(188,679)	853,614
Contract terminations, withdrawals, and other deductions	(4,742,709)	(3,957,355)	(273,967)	(272,415)
Contract maintenance charges	(6,681)	(5,320)	(810)	(777)

Increase (decrease) in net assets from contract transactions	6,724,033	7,605,899	(344,012)	688,084

Net increase (decrease) in net assets	9,476,934	12,632,352	397,032	1,491,530

Beginning of the period	42,464,749	29,832,397	3,028,514	1,536,984

End of the period	$51,941,683	$42,464,749	$3,425,546	$3,028,514

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica T.Rowe Price Small Cap VP		Transamerica WMC Diversified Growth VP

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(22,240)	$(15,256)	$(29,948)	$1,216
Net realized capital gains (losses) on investments	401,049	(144,151)	(1,068,944)	(1,904,749)
Net change in unrealized appreciation/depreciation of investments	519,650	772,699	2,119,175	3,687,728

Increase (decrease) in net assets from operations	898,459	613,292	1,020,283	1,784,195

Contract transactions
Net contract purchase payments	209,373	191,896	35,651	115,740
Transfer payments from (to) other subaccounts or general account	371,733	794,448	(1,146,006)	(771,350)
Contract terminations, withdrawals, and other deductions	(106,363)	(258,098)	(1,301,876)	(1,108,820)
Contract maintenance charges	(537)	(438)	(3,616)	(3,770)

Increase (decrease) in net assets from contract transactions	474,206	727,808	(2,415,847)	(1,768,200)

Net increase (decrease) in net assets	1,372,665	1,341,100	(1,395,564)	15,995
Beginning of the period	2,690,906	1,349,806	8,572,769	8,556,774

End of the period	$4,063,571	$2,690,906	$7,177,205	$8,572,769

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	T. Rowe Price Equity Income		T. Rowe Price New America Growth

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$8,548	$10,556	$(13,413)	$(14,878)
Net realized capital gains (losses) on investments	(76,575)	(79,672)	(1,356)	(60,997)
Net change in unrealized appreciation/depreciation of investments	289,943	442,136	202,660	500,870

Increase (decrease) in net assets from operations	221,916	373,020	187,891	424,995

Contract transactions
Net contract purchase payments	2,502	2,509	880	2,509
Transfer payments from (to) other subaccounts or general account	116,956	67,250	(107,136)	20,664
Contract terminations, withdrawals, and other deductions	(404,664)	(290,498)	(109,843)	(145,627)
Contract maintenance charges	(1,190)	(1,232)	(1,029)	(1,018)

Increase (decrease) in net assets from contract transactions	(286,396)	(221,971)	(217,128)	(123,472)

Net increase (decrease) in net assets	(64,480)	151,049	(29,237)	301,523

Beginning of the period	1,892,521	1,741,472	1,230,500	928,977

End of the period	$1,828,041	$1,892,521	$1,201,263	$1,230,500

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	T. Rowe Price International Stock		Fidelity VIP Contrafund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(4,859)	$11,503	$54,707	$67,382
Net realized capital gains (losses) on investments	26,874	1,043	(979,719)	(2,378,946)
Net change in unrealized appreciation/depreciation of investments	89,843	367,763	2,516,305	4,721,035

Increase (decrease) in net assets from operations	111,858	380,309	1,591,293	2,409,471

Contract transactions
Net contract purchase payments	—	—	515,320	562,523
Transfer payments from (to) other subaccounts or general account	14,251	(31,200)	715,142	813,385
Contract terminations, withdrawals, and other deductions	(140,975)	(58,928)	(2,264,117)	(608,632)
Contract maintenance charges	(736)	(751)	(3,252)	(3,069)

Increase (decrease) in net assets from contract transactions	(127,460)	(90,879)	(1,036,907)	764,207

Net increase (decrease) in net assets	(15,602)	289,430	554,386	3,173,678

Beginning of the period	1,069,143	779,713	9,974,867	6,801,189

End of the period	$1,053,541	$1,069,143	$10,529,253	$9,974,867

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Mid Cap		Fidelity VIP Value Strategies

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(3,339)	$654	$(7,222)	$(556)
Net realized capital gains (losses) on investments	(100,483)	(466,244)	371,469	(296,264)
Net change in unrealized appreciation/depreciation of investments	559,560	931,585	131,847	826,314

Increase (decrease) in net assets from operations	455,738	465,995	496,094	529,494

Contract transactions
Net contract purchase payments	111,358	19,219	34,181	38,725
Transfer payments from (to) other subaccounts or general account	520,123	(164,178)	(288,613)	1,206,510
Contract terminations, withdrawals, and other deductions	(239,216)	(156,499)	(139,640)	(127,046)
Contract maintenance charges	(349)	(396)	(1,237)	(974)

Increase (decrease) in net assets from contract transactions	391,916	(301,854)	(395,309)	1,117,215

Net increase (decrease) in net assets	847,654	164,141	100,785	1,646,709

Beginning of the period	1,652,382	1,488,241	2,173,115	526,406

End of the period	$2,500,036	$1,652,382	$2,273,900	$2,173,115

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Asset Manager		Fidelity VIP Equity-Income

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$3,427	$8,918	$6,881	$14,307
Net realized capital gains (losses) on investments	11,924	(4,942)	(57,238)	(37,478)
Net change in unrealized appreciation/depreciation of investments	103,448	197,058	261,161	438,591

Increase (decrease) in net assets from operations	118,799	201,034	210,804	415,420

Contract transactions
Net contract purchase payments	2,376	—	2,460	255
Transfer payments from (to) other subaccounts or general account	106,399	(352)	110,119	(57,999)
Contract terminations, withdrawals, and other deductions	(130,063)	(47,696)	(280,080)	(81,607)
Contract maintenance charges	(748)	(711)	(1,443)	(1,545)

Increase (decrease) in net assets from contract transactions	(22,036)	(48,759)	(168,944)	(140,896)

Net increase (decrease) in net assets	96,763	152,275	41,860	274,524

Beginning of the period	927,811	775,536	1,806,558	1,532,034

End of the period	$1,024,574	$927,811	$1,848,418	$1,806,558

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Growth		Fidelity VIP Money Market

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(17,269)	$(13,706)	$(38,962)	$(9,081)
Net realized capital gains (losses) on investments	46,527	2,925	3,096	—
Net change in unrealized appreciation/depreciation of investments	279,557	356,713	—	—

Increase (decrease) in net assets from operations	308,815	345,932	(35,866)	(9,081)

Contract transactions
Net contract purchase payments	—	—	6,918	—
Transfer payments from (to) other subaccounts or general account	(190,467)	(1,398)	1,638,957	52,598
Contract terminations, withdrawals, and other deductions	(213,222)	(183,199)	(590,347)	(262,907)
Contract maintenance charges	(1,766)	(1,836)	(2,618)	(1,907)

Increase (decrease) in net assets from contract transactions	(405,455)	(186,433)	1,052,910	(212,216)

Net increase (decrease) in net assets	(96,640)	159,499	1,017,044	(221,297)

Beginning of the period	1,708,836	1,549,337	3,958,269	4,179,566

End of the period	$1,612,196	$1,708,836	$4,975,313	$3,958,269

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Vanguard Equity Index		Vanguard International

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$771,764	$907,377	$71,496	$142,249
Net realized capital gains (losses) on investments	(2,078,486)	(3,206,427)	(431,146)	(370,611)
Net change in unrealized appreciation/depreciation of investments	9,034,982	13,611,392	1,381,456	2,287,760

Increase (decrease) in net assets from operations	7,728,260	11,312,342	1,021,806	2,059,398

Contract transactions
Net contract purchase payments	3,087,308	2,808,822	463,457	499,062
Transfer payments from (to) other subaccounts or general account	(3,003,017)	2,416,034	460,930	1,253,232
Contract terminations, withdrawals, and other deductions	(3,974,972)	(3,914,724)	(1,027,496)	(280,295)
Contract maintenance charges	(12,712)	(11,332)	(1,915)	(1,342)

Increase (decrease) in net assets from contract transactions	(3,903,393)	1,298,800	(105,024)	1,470,657

Net increase (decrease) in net assets	3,824,867	12,611,142	916,782	3,530,055

Beginning of the period	57,450,258	44,839,116	7,091,614	3,561,559

End of the period	$61,275,125	$57,450,258	$8,008,396	$7,091,614

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Vanguard Mid-Cap Index		Vanguard REIT Index

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$16,182	$101,334	$411,473	$557,599
Net realized capital gains (losses) on investments	(995,992)	(3,058,134)	(2,980,199)	(7,927,475)
Net change in unrealized appreciation/depreciation of investments	3,753,215	6,237,249	7,316,594	11,803,323

Increase (decrease) in net assets from operations	2,773,405	3,280,449	4,747,868	4,433,447

Contract transactions
Net contract purchase payments	1,597,812	543,854	1,313,247	1,301,215
Transfer payments from (to) other subaccounts or general account	(115,085)	(2,010,833)	(657,841)	571,553
Contract terminations, withdrawals, and other deductions	(681,805)	(980,820)	(1,260,272)	(1,153,973)
Contract maintenance charges	(6,950)	(5,946)	(3,466)	(2,242)

Increase (decrease) in net assets from contract transactions	793,972	(2,453,745)	(608,332)	716,553

Net increase (decrease) in net assets	3,567,377	826,704	4,139,536	5,150,000

Beginning of the period	11,112,916	10,286,212	18,046,659	12,896,659

End of the period	$14,680,293	$11,112,916	$22,186,195	$18,046,659

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Vanguard Short-Term Investment Grade		Vanguard Total Bond Market Index

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$829,675	$1,047,954	$1,241,485	$1,293,990
Net realized capital gains (losses) on investments	302,120	44,763	1,048,492	355,378
Net change in unrealized appreciation/depreciation of investments	532,183	2,469,617	178,875	214,980

Increase (decrease) in net assets from operations	1,663,978	3,562,334	2,468,852	1,864,348

Contract transactions
Net contract purchase payments	1,956,808	2,298,972	2,065,224	2,129,690
Transfer payments from (to) other subaccounts or general account	2,595,359	4,380,447	49,358	7,997,997
Contract terminations, withdrawals, and other deductions	(2,360,491)	(3,472,013)	(2,046,785)	(3,508,331)
Contract maintenance charges	(7,059)	(6,051)	(8,886)	(8,297)

Increase (decrease) in net assets from contract transactions	2,184,617	3,201,355	58,911	6,611,059

Net increase (decrease) in net assets	3,848,595	6,763,689	2,527,763	8,475,407

Beginning of the period	34,224,988	27,461,299	41,003,883	32,528,476

End of the period	$38,073,583	$34,224,988	$43,531,646	$41,003,883

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Wanger International		Wanger USA

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$97,159	$139,205	$(48,162)	$(42,070)
Net realized capital gains (losses) on investments	(605,413)	(1,233,576)	(309,394)	(1,095,503)
Net change in unrealized appreciation/depreciation of investments	1,921,777	2,963,689	1,800,446	3,309,621

Increase (decrease) in net assets from operations	1,413,523	1,869,318	1,442,890	2,172,048

Contract transactions
Net contract purchase payments	177,031	38,994	141,931	64,004
Transfer payments from (to) other subaccounts or general account	1,794,157	151,224	(131,223)	(546,139)
Contract terminations, withdrawals, and other deductions	(1,287,115)	(1,006,602)	(1,095,218)	(420,847)
Contract maintenance charges	(1,666)	(1,394)	(1,400)	(1,391)

Increase (decrease) in net assets from contract transactions	682,407	(817,778)	(1,085,910)	(904,373)

Net increase (decrease) in net assets	2,095,930	1,051,540	356,980	1,267,675

Beginning of the period	5,521,379	4,469,839	7,140,169	5,872,494

End of the period	$7,617,309	$5,521,379	$7,497,149	$7,140,169

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	WFAVT Discovery		WFAVT Small Cap Value

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(40)	$(30)	$6,629	$5,080
Net realized capital gains (losses) on investments	19	4	81,578	(645,187)
Net change in unrealized appreciation/depreciation of investments	898	754	96,428	1,273,992

Increase (decrease) in net assets from operations	877	728	184,635	633,885

Contract transactions
Net contract purchase payments	—	—	135,402	1,893
Transfer payments from (to) other subaccounts or general account	(2)	(2)	(435,746)	96,699
Contract terminations, withdrawals, and other deductions	—	1	(280,461)	(149,471)
Contract maintenance charges	(20)	(19)	(738)	(657)

Increase (decrease) in net assets from contract transactions	(22)	(20)	(581,543)	(51,536)

Net increase (decrease) in net assets	855	708	(396,908)	582,349

Beginning of the period	2,608	1,900	1,696,362	1,114,013

End of the period	$3,463	$2,608	$1,299,454	$1,696,362

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA CC (the Separate Account) is a segregated investment account of Monumental Life Insurance Company (MLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s Edge® Variable Annuity and Advisor’s Edge Select® Variable Annuity.

Subaccount Investment by Mutual Fund:

AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Global Thematic Growth Portfolio
AllianceBernstein Growth Portfolio
AllianceBernstein Large Cap Growth Portfolio
Calvert Variable Series, Inc.:
Calvert VP EAFE International Index Portfolio
Calvert VP Money Market Portfolio
Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid-Cap Growth Portfolio
Columbia Funds Variable Insurance Trust - Class A Shares:
Columbia Small Company Growth Fund-Variable Series
Credit Suisse Trust:
Credit Suisse-International Equity Flex III Portfolio
Credit Suisse-U.S.Equity Flex I Portfolio
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio
VA International Small Portfolio
VA International Value Portfolio
VA Short-Term Fixed Portfolio
VA U.S. Large Value Portfolio
VA U.S. Targeted Value Portfolio
Dreyfus Investment Portfolios - Service Class:
Dreyfus Socially Responsible Growth Fund
Dreyfus VIF - Appreciation Portfolio
Dreyfus VIF - Growth and Income Portfolio
Dreyfus VIF - Quality Bond Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Portfolio

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Federated Insurance Series:
Federated Capital Appreciation Fund II
Federated Capital Income Fund II
Federated Fund for U.S. Government Securities Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Nationwide Variable Insurance Trust
NVIT Developing Markets Fund
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Capital Portfolio
Seligman Communications and Information Portfolio
Seligman Global Technology Portfolio
Transamerica Series Trust - Initial Class:
Transamerica Asset Allocation - Conservative VP Portfolio
Transamerica Asset Allocation - Growth VP Portfolio
Transamerica Asset Allocation - Moderate Growth VP Portfolio
Transamerica Asset Allocation - Moderate VP Portfolio
Transamerica Balanced VP
Transamerica BlackRock Large Cap Value VP
Transamerica Clarion Global Real Estate Securities VP
Transamerica Diversified Equity VP
Transamerica Efficient Markets VP
Transamerica Focus VP
Transamerica Growth Opportunities VP
Transamerica Index 50 VP
Transamerica Index 75 VP
Transamerica JPMorgan Enhanced Index VP
Transamerica MFS International Equity VP
Transamerica Morgan Stanley Active International Allocation VP
Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica PIMCO Total Return VP
Transamerica Small/Mid Cap Value VP
Transamerica T.Rowe Price Small Cap VP
Transamerica WMC Diversified Growth VP
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Fidelity® Variable Insurance Products Fund-Initial Class:
Fidelity VIP Contrafund Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Money Market Portfolio
Vanguard Variable Insurance Fund:
Vanguard Equity Index Portfolio
Vanguard International Portfolio
Vanguard Mid-Cap Index Portfolio
Vanguard REIT Index Portfolio
Vanguard Short-Term Investment Grade Portfolio
Vanguard Total Bond Market Index Portfolio
Wanger Advisors Trust:
Wanger International
Wanger USA
Wells Fargo Advantage Variable Trust Funds:
WFAVT Discovery Fund
WFAVT Small Cap Value Fund

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Fidelity VIP Contrafund Portfolio	May 1, 2006
Transamerica T. Rowe Price Small Cap VP	May 1, 2006
Vanguard-International Portfolio	May 1, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Efficient Markets VP	November 11, 2008
Transamerica BlackRock Large Cap Value VP	November 19, 2009
Credit Suisse-International Equity Flex III Portfolio	December 11, 2009
Federated Capital Appreciation Fund II	March 11, 2010
Calvert VP EAFE International Index	April 29, 2010
Transamerica Balanced VP	April 29, 2010

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

The following name changes were effective during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica WMC Diversified Growth VP	Transamerica Equity VP
Calvert VP Money Market Portfolio	Ameritas Money Market Portfolio
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced
Calvert VP SRI Mid-Cap Growth Portfolio	Calvert Social Mid-Cap Growth
Transamerica Diversified Equity VP	Transamerica Templeton Global VP
Transamerica Morgan Stanley Active International Allocation VP	Transamerica Van Kampen Active International Allocation VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Van Kampen Mid Cap Growth VP
WFAVT Small Cap Value Fund	WFAVT: Small/Mid Cap Value Fund
NVIT Developing Markets Fund	Gartmore NVIT Developing Markets

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Calvert VP EAFE International Index	Calvert Social International Equity Portfolio
Federated Capital Appreciation Fund II	Federated Clover Value Fund II
Transamerica Diversified Equity VP	Transamerica Science & Technology VP
Transamerica Balanced VP	Transamerica Value Balanced VP

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2010.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Accounting Policy (continued)

As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

	Purchases	Sales
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Global Thematic Growth Portfolio	$780	$1,316
AllianceBernstein Growth Portfolio	48	12,767
AllianceBernstein Large Cap Growth Portfolio	98	10,799
Calvert Variable Series, Inc.:
Calvert VP EAFE International Index Portfolio	2,943,787	191,918
Calvert VP Money Market Portfolio	1,548,084	1,978,707
Calvert VP SRI Balanced Portfolio	103,664	431,087
Calvert VP SRI Mid-Cap Growth Portfolio	5,301	357,294
Columbia Funds Variable Insurance Trust - Class A Shares:
Columbia Small Company Growth Fund-Variable Series	607,709	1,304,918
Credit Suisse Trust:
Credit Suisse-International Equity Flex III Portfolio	233,672	684,655
Credit Suisse-U.S.Equity Flex I Portfolio	94,928	913,583
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	20,195,404	8,242,771
VA International Small Portfolio	5,659,447	6,216,415
VA International Value Portfolio	6,850,927	6,863,582
VA Short-Term Fixed Portfolio	12,812,642	7,232,313
VA U.S. Large Value Portfolio	6,505,941	12,676,755
VA U.S. Targeted Value Portfolio	4,389,805	10,901,533
Dreyfus Investment Portfolios - Service Class:
Dreyfus Socially Responsible Growth Fund	1,698	15,800
Dreyfus VIF - Appreciation Portfolio	3,232	116,811
Dreyfus VIF - Growth and Income Portfolio	55,404	377,924
Dreyfus VIF - Quality Bond Portfolio	62,250	94,060
Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Portfolio	36,453	172,841
Federated Insurance Series:
Federated Capital Appreciation Fund II	2,287,533	606,004
Federated Capital Income Fund II	1,539,330	990,237
Federated Fund for U.S. Government Securities Fund II	3,360,434	3,099,709
Federated High Income Bond Fund II	3,958,750	6,226,316
Federated Prime Money Fund II	24,550,257	28,824,021

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

2. Investments (continued)

	Purchases	Sales
Nationwide Variable Insurance Trust
NVIT Developing Markets Fund	$2,305,623	$2,545,625
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Capital Portfolio	—	14,647
Seligman Communications and Information Portfolio	—	14,668
Seligman Global Technology Portfolio	1	18,215
Transamerica Series Trust - Initial Class:
Transamerica Asset Allocation - Conservative VP Portfolio	1,114,406	2,490,266
Transamerica Asset Allocation - Growth VP Portfolio	488,870	406,394
Transamerica Asset Allocation - Moderate Growth VP Portfolio	1,161,107	412,866
Transamerica Asset Allocation - Moderate VP Portfolio	2,784,727	1,572,211
Transamerica Balanced VP	2,639,490	652,547
Transamerica BlackRock Large Cap Value VP	174,785	464,028
Transamerica Clarion Global Real Estate Securities VP	645,511	1,029,666
Transamerica Diversified Equity VP	189,836	323,668
Transamerica Efficient Markets VP	270,911	16,004
Transamerica Focus VP	970	65,518
Transamerica Growth Opportunities VP	83,219	284,190
Transamerica Index 50 VP	1,323,016	172,612
Transamerica Index 75 VP	1,267,337	149,565
Transamerica JPMorgan Enhanced Index VP	770,327	2,279,398
Transamerica MFS International Equity VP	315,771	667,878
Transamerica Morgan Stanley Active International Allocation VP	480,926	2,013,342
Transamerica Morgan Stanley Mid-Cap Growth VP	744,914	890,522
Transamerica PIMCO Total Return VP	19,560,447	11,038,773
Transamerica Small/Mid Cap Value VP	1,056,252	1,405,154
Transamerica T.Rowe Price Small Cap VP	2,307,392	1,855,427
Transamerica WMC Diversified Growth VP	871,492	3,317,295
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	185,517	463,362
T. Rowe Price New America Growth Portfolio	28,582	234,940
T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	32,584	161,910
Fidelity® Variable Insurance Products Fund-Initial Class:
Fidelity VIP Contrafund Portfolio	2,958,920	3,936,723
Fidelity VIP Mid Cap Portfolio	1,158,568	763,593
Fidelity VIP Value Strategies Portfolio	773,607	1,176,145

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

2. Investments (continued)

	Purchases	Sales
Fidelity® Variable Insurance Products Fund-Initial Class:
Fidelity VIP Asset Manager Portfolio	$143,052	$156,690
Fidelity VIP Equity-Income Portfolio	144,865	306,957
Fidelity VIP Growth Portfolio	92,699	510,379
Fidelity VIP Money Market Portfolio	1,925,702	908,684
Vanguard Variable Insurance Fund:
Vanguard Equity Index Portfolio	6,979,215	9,465,369
Vanguard International Portfolio	2,432,636	2,466,172
Vanguard Mid-Cap Index Portfolio	3,117,197	2,307,028
Vanguard REIT Index Portfolio	4,325,512	4,522,359
Vanguard Short-Term Investment Grade Portfolio	11,495,617	8,481,348
Vanguard Total Bond Market Index Portfolio	12,949,147	11,573,453
Wanger Advisors Trust:
Wanger International	2,955,534	2,175,962
Wanger USA	694,004	1,828,064
Wells Fargo Advantage Variable Trust Funds:
WFAVT Discovery Fund	—	60
WFAVT Small Cap Value Fund	406,356	981,265

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Global Thematic Growth	AllianceBernstein Growth	AllianceBernstein Large Cap Growth	Calvert VP EAFE International Index	Calvert VP Money Market	Calvert VP SRI Balanced	Calvert VP SRI Mid-Cap Growth

	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	70,106	322,977	80,229	—	3,944,035	204,821	230,107
Units purchased	—	—	—	—	60,098	500	—
Units redeemed and transferred to/from	(19,709)	(211,100)	(36,174)	—	(439,097)	(21,694)	(39,297)

Units outstanding at December 31, 2009	50,397	111,877	44,055	—	3,565,036	183,627	190,810
Units purchased	—	—	—	2	2,900	163	187
Units redeemed and transferred to/from	(1,077)	(13,001)	(12,506)	2,671,768	(360,902)	(15,960)	(12,548)

Units outstanding at December 31, 2010	49,320	98,876	31,549	2,671,770	3,207,034	167,830	178,449

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Columbia Small Company Growth	Credit Suisse - International Equity Flex III	Credit Suisse- U.S.Equity Flex I	VA Global Bond	VA International Small	VA International Value	VA Short-Term Fixed

	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	4,191,394	—	3,707,047	55,425,852	26,319,500	37,374,727	54,818,723
Units purchased	353,057	38,593	200,898	3,901,172	1,709,050	2,067,369	5,534,769
Units redeemed and transferred to/from	(788,256)	1,787,031	(981,509)	(3,132,329)	(4,326,646)	(6,582,900)	(4,723,177)

Units outstanding at December 31, 2009	3,756,195	1,825,624	2,926,436	56,194,695	23,701,904	32,859,196	55,630,315
Units purchased	437,439	157,941	38,701	4,333,707	1,924,569	2,241,315	5,537,992
Units redeemed and transferred to/from	(977,158)	(568,440)	(890,128)	171,665	(2,110,727)	(2,381,446)	(1,199,778)

Units outstanding at December 31, 2010	3,216,476	1,415,125	2,075,009	60,700,067	23,515,746	32,719,065	59,968,529

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA U.S. Large Value	VA U.S. Targeted Value	Dreyfus Socially Responsible Growth	Dreyfus VIF - Appreciation	Dreyfus VIF- Growth and Income	Dreyfus VIF - Quality Bond	Federated Capital Appreciation

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2009	71,994,558	46,330,994	538,940	253,287	64,408	30,955	—
Units purchased	4,563,428	3,017,737	164	49,198	—	—	—
Units redeemed and transferred to/from	(9,376,642)	(4,810,120)	(159,613)	(132,645)	(7,217)	(2,800)	—

Units outstanding at December 31, 2009	67,181,344	44,538,611	379,491	169,840	57,191	28,155	—
Units purchased	4,324,389	3,470,441	—	—	107	318	32,493
Units redeemed and transferred to/from	(8,799,673)	(6,677,141)	(23,414)	(99,333)	(15,406)	(2,542)	1,666,289

Units outstanding at December 31, 2010	62,706,060	41,331,911	356,077	70,507	41,892	25,931	1,698,782

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated Capital Income	Federated for U.S. Government Securities	Federated High Income Bond	Federated Prime Money	NVIT Developing Markets	Seligman Capital	Seligman Communications and Information

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	2,433,006	5,966,213	5,862,387	36,225,661	4,791,630	137,606	121,892
Units purchased	85,138	525,634	163,531	5,310,731	309,242	—	—
Units redeemed and transferred to/from	(463,411)	(894,864)	819,929	(23,453,738)	(62,401)	(31,858)	(27,992)

Units outstanding at December 31, 2009	2,054,733	5,596,983	6,845,847	18,082,654	5,038,471	105,748	93,900
Units purchased	132,348	421,808	166,637	10,231,845	420,544	—	—
Units redeemed and transferred to/from	220,065	73,770	(1,724,916)	(13,868,949)	(433,037)	(11,778)	(8,536)

Units outstanding at December 31, 2010	2,407,146	6,092,561	5,287,568	14,445,550	5,025,978	93,970	85,364

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Seligman Global Technology	Transamerica Asset Allocation- Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation- Moderate Growth VP	Transamerica Asset Allocation- Moderate VP	Transamerica Balanced VP	Transamerica BlackRock Large Cap Value VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2009	84,593	2,607,090	1,817,665	2,002,421	2,286,816	—	—
Units purchased	—	194,370	93,204	104,547	75,006	—	8
Units redeemed and transferred to/from	(32,157)	(28,942)	(158,244)	(447,892)	(628,766)	—	1,214,429

Units outstanding at December 31, 2009	52,436	2,772,518	1,752,625	1,659,076	1,733,056	—	1,214,437
Units purchased	—	91,533	30,918	63,026	285,806	186	11,233
Units redeemed and transferred to/from	(15,106)	(1,103,679)	23,936	474,456	556,677	1,991,741	(289,642)

Units outstanding at December 31, 2010	37,330	1,760,372	1,807,479	2,196,558	2,575,539	1,991,927	936,028

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Clarion Global Real Estate Securities VP	Transamerica Diversified Equity VP	Transamerica Efficient Markets VP	Transamerica Focus VP	Transamerica Growth Opportunities VP	Transamerica Index 50 VP	Transamerica Index 75 VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	1,745,366	912,411	—	176,406	679,223	—	2,704,739
Units purchased	36,750	1,864	21,639	114,901	1,590	—	—
Units redeemed and transferred to/from	(447,239)	344,636	302,040	(151,965)	(127,644)	42,839	(2,694,008)

Units outstanding at December 31, 2009	1,334,877	1,258,911	323,679	139,342	553,169	42,839	10,731
Units purchased	46,734	7,358	4,971	—	496	181,945	164,742
Units redeemed and transferred to/from	(277,782)	(85,775)	185,035	(59,636)	(109,157)	911,643	961,179

Units outstanding at December 31, 2010	1,103,829	1,180,494	513,685	79,706	444,508	1,136,427	1,136,652

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Enhanced Index VP	Transamerica MFS International Equity VP	Transamerica Morgan Stanley Active International VP	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica PIMCO Total Return VP	Transamerica Small/Mid Cap Value VP	Transamerica T.Rowe Price Small Cap VP

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	2,657,967	1,612,402	3,987,287	356,362	24,229,935	726,968	2,071,858
Units purchased	273,520	101,086	77,600	151,714	4,355,517	318,669	417,241
Units redeemed and transferred to/from	(319,548)	(3,992)	(1,257,908)	624,578	1,452,653	476,795	495,709

Units outstanding at December 31, 2009	2,611,939	1,709,496	2,806,979	1,132,654	30,038,105	1,522,432	2,984,808
Units purchased	132,159	80,826	186,564	2,095	2,226,949	57,998	278,751
Units redeemed and transferred to/from	(842,388)	(355,981)	(1,318,627)	(200,864)	2,360,045	(323,860)	89,599

Units outstanding at December 31, 2010	1,901,710	1,434,341	1,674,916	933,885	34,625,099	1,256,570	3,353,158

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica WMC Diversified Growth VP	T. Rowe Price Equity Income	T. Rowe Price New America Growth	T. Rowe Price International Stock	Fidelity VIP Contrafund	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	10,150,468	78,419	57,570	78,706	9,840,232	1,338,174	786,955
Units purchased	201,256	78	94	—	956,513	14,510	138,154
Units redeemed and transferred to/from	(2,434,691)	(9,715)	(6,064)	(6,927)	(92,628)	(286,074)	1,145,989

Units outstanding at December 31, 2009	7,917,033	68,782	51,600	71,779	10,704,117	1,066,610	2,071,098
Units purchased	108,549	178	114	—	549,171	66,603	37,512
Units redeemed and transferred to/from	(2,395,514)	(10,374)	(9,035)	(9,160)	(1,496,923)	128,382	(360,690)

Units outstanding at December 31, 2010	5,630,068	58,586	42,679	62,619	9,756,365	1,261,595	1,747,920

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity VIP Asset Manager	Fidelity VIP Equity-Income	Fidelity VIP Growth	Fidelity VIP Money Market	Vanguard Equity Index	Vanguard International	Vanguard Mid- Cap Index

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	48,836	88,871	93,998	267,409	50,951,544	6,021,526	10,743,679
Units purchased	—	12	—	—	3,372,461	901,794	575,903
Units redeemed and transferred to/from	(2,991)	(7,271)	(12,104)	(13,636)	(2,400,996)	1,526,126	(2,999,979)

Units outstanding at December 31, 2009	45,845	81,612	81,894	253,773	51,923,009	8,449,446	8,319,603
Units purchased	145	120	—	578	3,004,839	568,959	1,132,006
Units redeemed and transferred to/from	(787)	(8,210)	(18,914)	71,344	(6,325,072)	(721,805)	(593,499)

Units outstanding at December 31, 2010	45,203	73,522	62,980	325,695	48,602,776	8,296,600	8,858,110

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard REIT Index	Vanguard Short- Term Investment Grade	Vanguard Total Bond Market Index	Wanger International	Wanger USA	WFAVT Discovery	WFAVT Small Cap Value

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	11,036,676	24,262,110	25,556,446	2,254,332	4,707,196	102	886,353
Units purchased	1,130,974	2,394,813	2,025,350	130,648	172,887	—	10,065
Units redeemed and transferred to/from	(176,657)	156,669	2,878,613	(485,754)	(715,598)	—	53,766

Units outstanding at December 31, 2009	11,990,993	26,813,592	30,460,409	1,899,226	4,164,485	102	950,184
Units purchased	853,142	1,621,125	2,007,844	90,093	112,234	—	157,802
Units redeemed and transferred to/from	(1,188,192)	94,561	(1,850,960)	407,586	(743,544)	(1)	(523,424)

Units outstanding at December 31, 2010	11,655,943	28,529,278	30,617,293	2,396,905	3,533,175	101	584,562

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Global Thematic Growth
	12/31/2010		49,320	$1.37	to	$0.89	$45,652	1.97%	0.55%	to	1.60%	17.93%	to	16.72%
	12/31/2009		50,397	1.17	to	0.77	39,808	—	0.55	to	1.60	52.30	to	50.73
	12/31/2008		70,106	0.77	to	0.51	36,347	—	0.55	to	1.60	(47.75)	to	(48.30)
	12/31/2007		71,422	1.46	to	0.98	71,425	—	0.55	to	1.60	19.24	to	18.00
	12/31/2006		73,067	1.23	to	0.83	61,755	—	0.55	to	1.60	7.79	to	6.68
AllianceBernstein Growth
	12/31/2010		98,876	1.14	to	0.95	99,580	0.05	0.55	to	1.60	14.17	to	12.99
	12/31/2009		111,877	1.00	to	0.84	99,120	—	0.55	to	1.60	32.14	to	30.78
	12/31/2008		322,977	0.76	to	0.64	219,354	—	0.55	to	1.60	(42.91)	to	(43.51)
	12/31/2007		372,481	1.32	to	1.14	445,540	—	0.55	to	1.60	12.04	to	10.88
	12/31/2006		550,918	1.18	to	1.03	589,021	—	0.55	to	1.60	(1.78)	to	(2.79)
AllianceBernstein Large Cap Growth
	12/31/2010		31,549	1.24	to	0.88	29,651	0.31	0.55	to	1.60	9.23	to	8.10
	12/31/2009		44,055	1.14	to	0.81	38,268	—	0.55	to	1.60	36.35	to	34.95
	12/31/2008		80,229	0.83	to	0.60	51,372	—	0.55	to	1.60	(40.15)	to	(40.77)
	12/31/2007		103,107	1.39	to	1.02	110,787	—	0.55	to	1.60	12.99	to	11.82
	12/31/2006		153,374	1.23	to	0.91	145,266	—	0.55	to	1.60	(1.18)	to	(2.20)
Calvert VP EAFE International Index
	12/31/2010	(1)	2,671,770	1.07	to	1.06	2,845,839	1.35	0.80	to	1.40	6.77	to	6.35
Calvert VP Money Market
	12/31/2010		3,207,034	1.11	to	1.08	3,542,955	0.09	0.80	to	1.40	(0.70)	to	(1.29)
	12/31/2009		3,565,036	1.12	to	1.09	3,973,529	0.89	0.80	to	1.40	0.10	to	(0.50)
	12/31/2008		3,944,035	1.12	to	1.10	4,401,352	2.99	0.80	to	1.40	2.18	to	1.58
	12/31/2007		3,821,877	1.10	to	1.08	4,180,639	4.90	0.80	to	1.40	4.21	to	3.59
	12/31/2006		4,159,655	1.05	to	1.04	4,371,350	4.72	0.80	to	1.40	3.96	to	3.34
Calvert VP SRI Balanced
	12/31/2010		167,830	24.98	to	22.47	3,896,583	1.41	0.80	to	1.40	11.21	to	10.55
	12/31/2009		183,627	22.47	to	20.32	3,845,968	2.12	0.80	to	1.40	24.30	to	23.56
	12/31/2008		204,821	18.07	to	16.45	3,463,086	2.27	0.80	to	1.40	(31.87)	to	(32.28)
	12/31/2007		249,413	26.53	to	24.29	6,219,046	2.35	0.80	to	1.40	1.94	to	1.33
	12/31/2006		265,441	26.03	to	23.97	6,523,090	2.24	0.80	to	1.40	7.91	to	7.27

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Calvert VP SRI Mid-Cap Growth
	12/31/2010		178,449	$31.06	to	$27.95	$5,196,101	—%	0.80%	to	1.40%	30.43%	to	29.66%
	12/31/2009		190,810	23.82	to	21.56	4,274,238	—	0.80	to	1.40	30.97	to	30.19
	12/31/2008		230,107	18.18	to	16.56	3,941,438	—	0.80	to	1.40	(37.69)	to	(38.06)
	12/31/2007		248,947	29.19	to	26.73	6,862,138	—	0.80	to	1.40	9.28	to	8.63
	12/31/2006		223,036	26.71	to	24.61	5,655,185	—	0.80	to	1.40	6.03	to	5.40
Columbia Small Company Growth
	12/31/2010		3,216,476	1.30	to	1.27	4,803,018	—	0.55	to	1.60	27.68	to	26.36
	12/31/2009		3,756,195	1.02	to	1.00	4,398,931	—	0.55	to	1.60	24.97	to	23.68
	12/31/2008		4,191,394	0.82	to	0.81	4,209,062	—	0.55	to	1.60	(41.15)	to	(41.76)
	12/31/2007		2,885,422	1.39	to	1.39	5,222,549	—	0.55	to	1.60	12.83	to	11.66
	12/31/2006		2,085,905	1.23	to	1.25	3,487,780	—	0.55	to	1.60	11.79	to	10.63
Credit Suisse-International Equity Flex III
	12/31/2010		1,415,125	1.13	to	1.12	1,592,245	0.10	0.55	to	1.60	11.62	to	10.47
	12/31/2009	(1)	1,825,624	1.01	to	1.01	1,843,752	—	0.55	to	1.60	1.00	to	0.94
Credit Suisse-U.S.Equity Flex I
	12/31/2010		2,075,009	0.98	to	0.92	2,467,082	0.16	0.55	to	1.60	13.83	to	12.66
	12/31/2009		2,926,436	0.86	to	0.82	2,950,187	1.11	0.55	to	1.60	23.98	to	22.70
	12/31/2008		3,707,047	0.69	to	0.67	3,066,766	0.08	0.55	to	1.60	(34.96)	to	(35.63)
	12/31/2007		3,562,646	1.06	to	1.04	4,916,355	—	0.55	to	1.60	(1.38)	to	(2.40)
	12/31/2006		3,157,501	1.08	to	1.06	4,805,532	—	0.55	to	1.60	4.20	to	3.12
VA Global Bond
	12/31/2010		60,700,067	1.28	to	1.18	92,439,536	4.35	0.55	to	1.45	4.95	to	4.02
	12/31/2009		56,194,695	1.22	to	1.13	82,364,182	4.21	0.55	to	1.45	4.24	to	3.32
	12/31/2008		55,425,852	1.17	to	1.09	78,287,925	3.10	0.55	to	1.45	3.88	to	2.96
	12/31/2007		62,149,033	1.12	to	1.06	87,996,063	2.20	0.55	to	1.45	4.84	to	3.90
	12/31/2006		47,582,137	1.07	to	1.02	68,973,598	0.39	0.55	to	1.45	3.17	to	2.26
VA International Small
	12/31/2010		23,515,746	1.85	to	1.46	59,837,119	2.20	0.55	to	1.45	24.12	to	23.02
	12/31/2009		23,701,904	1.49	to	1.19	49,417,507	2.16	0.55	to	1.45	39.10	to	37.87
	12/31/2008		26,319,500	1.07	to	0.86	40,347,863	2.67	0.55	to	1.45	(43.19)	to	(43.70)
	12/31/2007		22,931,974	1.89	to	1.53	65,012,175	1.81	0.55	to	1.45	6.01	to	5.07
	12/31/2006		19,710,586	1.78	to	1.45	58,133,879	2.10	0.55	to	1.45	24.14	to	23.04
VA International Value
	12/31/2010		32,719,065	1.67	to	1.33	71,263,036	2.19	0.55	to	1.45	9.92	to	8.95
	12/31/2009		32,859,196	1.52	to	1.22	65,715,979	2.84	0.55	to	1.45	37.18	to	35.97
	12/31/2008		37,374,727	1.11	to	0.90	54,905,386	3.70	0.55	to	1.45	(46.10)	to	(46.59)
	12/31/2007		33,634,492	2.05	to	1.69	95,211,019	3.17	0.55	to	1.45	10.14	to	9.16
	12/31/2006		29,224,320	1.87	to	1.54	82,092,311	3.13	0.55	to	1.45	33.74	to	32.56

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
VA Short-Term Fixed
	12/31/2010	59,968,529	$1.17	to	$1.10	$82,676,835	0.55%	0.55%	to	1.45%	0.56%	to	(0.34)%
	12/31/2009	55,630,315	1.16	to	1.10	77,032,050	1.56	0.55	to	1.45	1.31	to	0.41
	12/31/2008	54,818,723	1.14	to	1.10	74,555,366	2.83	0.55	to	1.45	3.38	to	2.46
	12/31/2007	53,913,845	1.11	to	1.07	76,178,989	5.06	0.55	to	1.45	4.40	to	3.47
	12/31/2006	39,329,840	1.06	to	1.04	57,289,883	4.12	0.55	to	1.45	4.06	to	3.14
VA U.S. Large Value
	12/31/2010	62,706,060	1.33	to	1.12	96,711,017	1.80	0.55	to	1.45	19.97	to	18.90
	12/31/2009	67,181,344	1.11	to	0.94	87,341,596	1.96	0.55	to	1.45	29.22	to	28.07
	12/31/2008	71,994,558	0.86	to	0.74	73,726,546	2.18	0.55	to	1.45	(40.23)	to	(40.76)
	12/31/2007	65,997,361	1.43	to	1.24	116,421,475	1.25	0.55	to	1.45	(3.48)	to	(4.34)
	12/31/2006	55,862,747	1.48	to	1.30	109,449,735	1.34	0.55	to	1.45	19.16	to	18.10
VA U.S. Targeted Value
	12/31/2010	41,331,911	1.30	to	1.15	76,250,273	0.69	0.55	to	1.45	28.36	to	27.23
	12/31/2009	44,538,611	1.01	to	0.90	65,300,682	1.12	0.55	to	1.45	25.93	to	24.81
	12/31/2008	46,330,994	0.80	to	0.72	55,046,553	1.37	0.55	to	1.45	(37.29)	to	(37.84)
	12/31/2007	40,864,056	1.28	to	1.16	82,159,357	0.98	0.55	to	1.45	(14.43)	to	(15.20)
	12/31/2006	32,603,211	1.50	to	1.37	85,640,944	0.90	0.55	to	1.45	20.30	to	19.24
Dreyfus Socially Responsible Growth
	12/31/2010	356,077	1.23	to	0.89	2,022,329	0.84	0.55	to	1.60	13.92	to	12.74
	12/31/2009	379,491	1.08	to	0.79	1,925,880	0.95	0.55	to	1.60	32.71	to	31.34
	12/31/2008	538,940	0.82	to	0.60	1,663,624	0.68	0.55	to	1.60	(34.94)	to	(35.62)
	12/31/2007	591,675	1.25	to	0.94	2,826,714	0.48	0.55	to	1.60	6.90	to	5.79
	12/31/2006	657,936	1.17	to	0.89	2,840,769	—	0.55	to	1.60	8.36	to	7.25
Dreyfus VIF - Appreciation
	12/31/2010	70,507	1.27	to	1.11	85,327	2.16	0.55	to	1.60	14.42	to	13.23
	12/31/2009	169,840	1.11	to	0.98	180,945	2.52	0.55	to	1.60	21.56	to	20.30
	12/31/2008	253,287	0.91	to	0.82	220,711	1.87	0.55	to	1.60	(30.11)	to	(30.83)
	12/31/2007	337,688	1.30	to	1.18	421,327	1.49	0.55	to	1.60	6.26	to	5.16
	12/31/2006	521,947	1.23	to	1.12	612,679	1.53	0.55	to	1.60	15.57	to	14.38
Dreyfus VIF - Growth and Income
	12/31/2010	41,892	27.17	to	23.96	1,016,093	1.14	0.80	to	1.40	17.67	to	16.97
	12/31/2009	57,191	23.09	to	20.48	1,197,061	1.33	0.80	to	1.40	27.76	to	27.01
	12/31/2008	64,408	18.07	to	16.13	1,058,033	0.64	0.80	to	1.40	(40.89)	to	(41.24)
	12/31/2007	73,839	30.57	to	27.44	2,057,505	0.75	0.80	to	1.40	7.58	to	6.94
	12/31/2006	88,059	28.42	to	25.66	2,287,962	0.78	0.80	to	1.40	13.61	to	12.94

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF - Quality Bond
	12/31/2010		25,931	$23.54	to	$20.85	$542,700	3.89%	0.80%	to	1.40%	7.52%	to	6.88%
	12/31/2009		28,155	21.89	to	19.51	551,062	4.75	0.80	to	1.40	14.05	to	13.37
	12/31/2008		30,955	19.19	to	17.21	535,143	4.95	0.80	to	1.40	(4.94)	to	(5.51)
	12/31/2007		37,051	20.19	to	18.21	678,903	4.86	0.80	to	1.40	2.72	to	2.10
	12/31/2006		59,604	19.66	to	17.83	1,067,341	4.60	0.80	to	1.40	3.41	to	2.80
Federated Capital Appreciation
	12/31/2010	(1)	1,698,782	1.09	to	1.08	1,839,585	—	0.55	to	1.60	8.55	to	7.64
Federated Capital Income
	12/31/2010		2,407,146	1.56	to	1.16	3,177,623	5.55	0.55	to	1.60	11.47	to	10.32
	12/31/2009		2,054,733	1.40	to	1.05	2,464,987	5.74	0.55	to	1.60	27.58	to	26.26
	12/31/2008		2,433,006	1.09	to	0.83	2,240,907	4.99	0.55	to	1.60	(20.82)	to	(21.64)
	12/31/2007		595,523	1.38	to	1.06	942,319	5.45	0.55	to	1.60	3.47	to	2.39
	12/31/2006		917,467	1.34	to	1.04	1,348,508	6.32	0.55	to	1.60	15.01	to	13.83
Federated for U.S. Government Securities
	12/31/2010		6,092,561	1.30	to	1.34	10,004,366	4.40	0.55	to	1.60	4.59	to	3.51
	12/31/2009		5,596,983	1.41	to	1.30	9,700,891	5.18	0.55	to	1.60	4.58	to	3.55
	12/31/2008		5,966,213	1.19	to	1.25	10,262,341	4.63	0.55	to	1.60	3.71	to	2.63
	12/31/2007		5,573,454	1.15	to	1.22	10,425,344	4.44	0.55	to	1.60	5.70	to	4.60
	12/31/2006		5,656,882	1.09	to	1.17	10,208,179	4.14	0.55	to	1.60	3.57	to	2.50
Federated High Income Bond
	12/31/2010		5,287,568	1.59	to	1.79	11,053,661	8.61	0.55	to	1.60	14.10	to	12.92
	12/31/2009		6,845,847	1.40	to	1.58	12,722,117	10.86	0.55	to	1.60	52.01	to	50.44
	12/31/2008		5,862,387	0.92	to	1.05	7,664,451	10.19	0.55	to	1.60	(26.40)	to	(27.16)
	12/31/2007		7,084,021	1.25	to	1.44	12,873,203	7.62	0.55	to	1.60	2.86	to	1.79
	12/31/2006		6,334,257	1.21	to	1.42	12,693,128	8.56	0.55	to	1.60	10.20	to	9.06
Federated Prime Money
	12/31/2010		14,445,550	1.12	to	1.04	18,776,989	—	0.55	to	1.60	(0.55)	to	(1.57)
	12/31/2009		18,082,654	1.13	to	1.06	23,050,774	0.53	0.55	to	1.60	(0.10)	to	(1.13)
	12/31/2008		36,225,661	1.13	to	1.07	44,904,188	2.45	0.55	to	1.60	1.98	to	0.92
	12/31/2007		22,953,668	1.11	to	1.06	28,556,723	4.66	0.55	to	1.60	4.18	to	3.10
	12/31/2006		15,854,542	1.07	to	1.03	19,924,109	4.43	0.55	to	1.60	3.98	to	2.91
NVIT Developing Markets
	12/31/2010		5,025,978	2.30	to	2.92	14,183,506	—	0.55	to	1.60	15.51	to	14.31
	12/31/2009		5,038,471	1.99	to	2.55	12,567,912	1.18	0.55	to	1.60	61.34	to	59.67
	12/31/2008		4,791,630	1.24	to	1.60	7,805,885	0.70	0.55	to	1.60	(58.09)	to	(58.53)
	12/31/2007		3,736,723	2.95	to	3.85	15,701,070	0.45	0.55	to	1.60	42.72	to	41.24
	12/31/2006		3,900,278	2.06	to	2.73	12,091,797	0.58	0.55	to	1.60	33.84	to	32.46

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Seligman Capital
	12/31/2010	93,970	$1.38	to	$1.11	$113,039	—%	0.55%	to	1.60%	27.36%	to	26.05%
	12/31/2009	105,748	1.08	to	0.88	100,105	—	0.55	to	1.60	47.64	to	46.11
	12/31/2008	137,606	0.73	to	0.60	87,877	—	0.55	to	1.60	(48.37)	to	(48.91)
	12/31/2007	167,345	1.42	to	1.18	209,414	—	0.55	to	1.60	15.61	to	14.41
	12/31/2006	192,255	1.23	to	1.03	208,764	—	0.55	to	1.60	5.23	to	4.14
Seligman Communications and Information
	12/31/2010	85,364	1.87	to	1.53	141,288	—	0.55	to	1.60	14.16	to	12.98
	12/31/2009	93,900	1.63	to	1.35	136,623	—	0.55	to	1.60	58.51	to	56.87
	12/31/2008	121,892	1.03	to	0.86	114,314	—	0.55	to	1.60	(36.73)	to	(37.39)
	12/31/2007	132,466	1.63	to	1.38	196,580	—	0.55	to	1.60	14.48	to	13.29
	12/31/2006	169,240	1.42	to	1.22	217,696	—	0.55	to	1.60	21.35	to	20.10
Seligman Global Technology
	12/31/2010	37,330	1.67	to	1.23	49,290	—	0.55	to	1.60	14.45	to	13.27
	12/31/2009	52,436	1.46	to	1.09	60,931	—	0.55	to	1.60	61.25	to	59.58
	12/31/2008	84,593	0.91	to	0.68	64,737	—	0.55	to	1.60	(40.71)	to	(41.33)
	12/31/2007	100,284	1.53	to	1.16	128,716	—	0.55	to	1.60	14.65	to	13.46
	12/31/2006	146,168	1.33	to	1.02	161,610	—	0.55	to	1.60	17.05	to	15.85
Transamerica Asset Allocation-Conservative VP
	12/31/2010	1,760,372	1.37	to	1.40	2,592,311	2.15	0.55	to	1.60	8.34	to	7.22
	12/31/2009	2,772,518	1.27	to	1.31	3,809,751	2.27	0.55	to	1.60	24.54	to	23.25
	12/31/2008	2,607,090	1.02	to	1.06	2,820,236	2.61	0.55	to	1.60	(21.61)	to	(22.43)
	12/31/2007	2,942,941	1.30	to	1.37	4,111,067	3.53	0.55	to	1.60	5.80	to	4.70
	12/31/2006	1,994,307	1.23	to	1.31	2,647,908	3.43	0.55	to	1.60	8.85	to	7.73
Transamerica Asset Allocation - Growth VP
	12/31/2010	1,807,479	1.36	to	1.33	2,515,407	1.09	0.55	to	1.60	14.32	to	13.14
	12/31/2009	1,752,625	1.19	to	1.18	2,139,303	2.65	0.55	to	1.60	29.11	to	27.77
	12/31/2008	1,817,665	0.92	to	0.92	1,716,247	3.04	0.55	to	1.60	(39.97)	to	(40.59)
	12/31/2007	1,790,041	1.54	to	1.55	2,855,658	2.25	0.55	to	1.60	7.16	to	6.05
	12/31/2006	1,789,487	1.44	to	1.46	2,667,349	1.09	0.55	to	1.60	14.99	to	13.80
Transamerica Asset Allocation-Moderate Growth VP
	12/31/2010	2,196,558	1.41	to	1.40	3,133,820	1.98	0.55	to	1.60	12.11	to	10.95
	12/31/2009	1,659,076	1.26	to	1.26	2,133,129	5.48	0.55	to	1.60	27.46	to	26.14
	12/31/2008	2,002,421	0.99	to	1.00	2,024,711	3.26	0.55	to	1.60	(33.13)	to	(33.83)
	12/31/2007	1,589,089	1.48	to	1.51	2,432,689	2.38	0.55	to	1.60	7.22	to	6.10
	12/31/2006	3,403,282	1.38	to	1.42	4,912,971	1.55	0.55	to	1.60	13.21	to	12.05

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Asset Allocation-Moderate VP
	12/31/2010		2,575,539	$1.41	to	$1.42	$3,758,092	3.29%	0.55%	to	1.60%	9.77%	to	8.64%
	12/31/2009		1,733,056	1.29	to	1.31	2,321,773	4.36	0.55	to	1.60	25.71	to	24.41
	12/31/2008		2,286,816	1.02	to	1.05	2,489,911	3.41	0.55	to	1.60	(26.37)	to	(27.14)
	12/31/2007		2,698,871	1.39	to	1.44	4,010,728	2.84	0.55	to	1.60	7.36	to	6.25
	12/31/2006		3,128,231	1.29	to	1.36	4,330,353	2.65	0.55	to	1.60	10.87	to	9.73
Transamerica Balanced VP
	12/31/2010	(1)	1,991,927	1.14	to	1.13	2,259,417	0.54	0.55	to	1.60	13.68	to	12.89
Transamerica BlackRock Large Cap Value VP
	12/31/2010		936,028	1.10	to	1.09	1,026,849	0.73	0.55	to	1.60	9.84	to	8.71
	12/31/2009	(1)	1,214,437	1.00	to	1.00	1,218,056	—	0.55	to	1.60	0.34	to	0.22
Transamerica Clarion Global Real Estate Securities VP
	12/31/2010		1,103,829	1.77	to	2.23	3,007,332	6.03	0.55	to	1.60	15.03	to	13.85
	12/31/2009		1,334,877	1.54	to	1.96	3,154,460	—	0.55	to	1.60	32.69	to	31.32
	12/31/2008		1,745,366	1.16	to	1.49	3,035,305	6.98	0.55	to	1.60	(42.70)	to	(43.29)
	12/31/2007		2,290,998	2.02	to	2.64	7,630,790	7.60	0.55	to	1.60	(7.22)	to	(8.18)
	12/31/2006		1,492,128	2.18	to	2.87	6,775,259	1.37	0.55	to	1.60	41.50	to	40.04
Transamerica Diversified Equity VP
	12/31/2010		1,180,494	1.31	to	1.42	1,689,206	1.01	0.55	to	1.60	16.21	to	15.01
	12/31/2009		1,258,911	1.13	to	1.23	1,566,891	2.58	0.55	to	1.60	27.62	to	26.30
	12/31/2008		912,411	0.88	to	0.98	899,507	1.91	0.55	to	1.60	(43.98)	to	(44.56)
	12/31/2007		1,012,431	1.58	to	1.76	1,801,496	1.50	0.55	to	1.60	14.61	to	13.42
	12/31/2006		1,230,067	1.38	to	1.55	1,932,301	1.11	0.55	to	1.60	18.14	to	16.92
Transamerica Efficient Markets VP
	12/31/2010		513,685	1.37	to	1.34	701,607	0.60	0.55	to	1.60	12.06	to	10.90
	12/31/2009		323,679	1.22	to	1.21	394,563	—	0.55	to	1.60	17.51	to	16.29
	12/31/2008	(1)	—	1.04	to	1.04	—	—	0.55	to	1.60	3.82	to	3.67
Transamerica Focus VP
	12/31/2010		79,706	1.34	to	1.21	101,432	0.81	0.55	to	1.60	26.74	to	25.43
	12/31/2009		139,342	1.06	to	0.96	142,740	2.55	0.55	to	1.60	27.21	to	25.90
	12/31/2008		176,406	0.83	to	0.76	141,282	2.11	0.55	to	1.60	(36.71)	to	(37.37)
	12/31/2007		185,247	1.31	to	1.22	235,340	1.27	0.55	to	1.60	0.48	to	(0.56)
	12/31/2006		234,618	1.31	to	1.23	298,763	1.02	0.55	to	1.60	17.91	to	16.69

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4.Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Growth Opportunities VP
	12/31/2010		444,508	$1.71	to	$2.13	$958,979	0.04%	0.55%	to	1.60%	34.92%	to	33.53%
	12/31/2009		553,169	1.27	to	1.60	887,869	0.31	0.55	to	1.60	36.11	to	34.71
	12/31/2008		679,223	0.93	to	1.19	819,940	3.35	0.55	to	1.60	(41.23)	to	(41.84)
	12/31/2007		825,579	1.59	to	2.04	1,727,615	0.04	0.55	to	1.60	22.41	to	21.14
	12/31/2006		881,148	1.30	to	1.68	1,525,008	0.23	0.55	to	1.60	4.53	to	3.45
Transamerica Index 50 VP
	12/31/2010		1,136,427	1.06	to	1.03	1,199,645	0.20	0.55	to	1.60	10.47	to	9.32
	12/31/2009		42,839	0.96	to	0.94	40,989	0.24	0.55	to	1.60	15.98	to	14.78
	12/31/2008	(1)	—	0.82	to	0.82	—	—	0.55	to	1.60	(17.50)	to	(18.08)
Transamerica Index 75 VP
	12/31/2010		1,136,652	1.01	to	0.98	1,144,315	0.06	0.55	to	1.60	12.53	to	11.37
	12/31/2009		10,731	0.90	to	0.88	9,605	—	0.55	to	1.60	23.00	to	21.73
	12/31/2008	(1)	2,704,739	0.73	to	0.72	1,967,763	—	0.55	to	1.60	(27.17)	to	(27.67)
Transamerica JPMorgan Enhanced Index VP
	12/31/2010		1,901,710	1.24	to	1.02	4,108,088	1.32	0.55	to	1.60	14.55	to	13.36
	12/31/2009		2,611,939	1.08	to	0.90	5,065,460	2.07	0.55	to	1.60	28.88	to	27.55
	12/31/2008		2,657,967	0.84	to	0.71	4,149,960	5.51	0.55	to	1.60	(37.69)	to	(38.34)
	12/31/2007		3,709,109	1.35	to	1.15	8,767,679	1.19	0.55	to	1.60	3.96	to	2.88
	12/31/2006		4,074,240	1.30	to	1.12	9,577,850	1.12	0.55	to	1.60	14.68	to	13.50
Transamerica MFS International Equity VP
	12/31/2010		1,434,341	1.56	to	1.43	2,226,039	1.39	0.55	to	1.60	9.89	to	8.76
	12/31/2009		1,709,496	1.42	to	1.32	2,417,720	3.04	0.55	to	1.60	31.96	to	30.59
	12/31/2008		1,612,402	1.08	to	1.01	1,724,787	4.93	0.55	to	1.60	(35.65)	to	(36.31)
	12/31/2007		1,658,858	1.67	to	1.59	2,754,017	0.97	0.55	to	1.60	8.55	to	7.42
	12/31/2006		1,648,505	1.54	to	1.48	2,521,715	1.34	0.55	to	1.60	22.40	to	21.14
Transamerica Morgan Stanley Active International VP
	12/31/2010		1,674,916	1.51	to	1.38	3,120,251	1.70	0.55	to	1.60	7.89	to	6.77
	12/31/2009		2,806,979	1.40	to	1.29	4,540,428	0.15	0.55	to	1.60	25.19	to	23.90
	12/31/2008		3,987,287	1.12	to	1.04	5,021,834	5.12	0.55	to	1.60	(39.17)	to	(39.80)
	12/31/2007		4,624,238	1.83	to	1.73	9,736,855	2.98	0.55	to	1.60	14.97	to	13.77
	12/31/2006		4,060,053	1.60	to	1.52	8,034,769	0.32	0.55	to	1.60	22.83	to	21.57
Transamerica Morgan Stanley Mid-Cap Growth VP
	12/31/2010		933,885	1.74	to	1.16	1,191,384	0.07	0.55	to	1.60	33.17	to	31.79
	12/31/2009		1,132,654	1.31	to	0.88	1,088,264	—	0.55	to	1.60	59.68	to	58.03
	12/31/2008		356,362	0.82	to	0.56	228,869	2.11	0.55	to	1.60	(46.58)	to	(47.14)
	12/31/2007		671,670	1.54	to	1.05	805,322	—	0.55	to	1.60	21.86	to	20.59
	12/31/2006		364,109	1.26	to	0.87	335,144	—	0.55	to	1.60	9.31	to	8.18

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica PIMCO Total Return VP
	12/31/2010		34,625,099	$1.41	to	$1.43	$51,941,683	4.18%	0.55%	to	1.60%	6.61%	to	5.51%
	12/31/2009		30,038,105	1.33	to	1.35	42,464,749	6.40	0.55	to	1.60	15.40	to	14.21
	12/31/2008		24,229,935	1.15	to	1.18	29,832,397	6.43	0.55	to	1.60	(3.33)	to	(4.33)
	12/31/2007		24,651,785	1.19	to	1.24	31,423,809	2.76	0.55	to	1.60	8.35	to	7.22
	12/31/2006		18,563,857	1.10	to	1.15	21,951,864	3.58	0.55	to	1.60	3.64	to	2.57
Transamerica Small/Mid Cap Value VP
	12/31/2010		1,256,570	1.09	to	2.20	3,425,546	0.64	0.55	to	1.60	29.70	to	28.36
	12/31/2009		1,522,432	0.84	to	1.72	3,028,514	3.68	0.55	to	1.60	42.43	to	40.96
	12/31/2008		726,968	0.59	to	1.22	1,536,984	5.70	0.55	to	1.60	(40.92)	to	(41.80)
	12/31/2007		515,422	2.23	to	2.09	2,799,300	0.91	0.55	to	1.60	23.99	to	22.77
	12/31/2006		741,686	1.80	to	1.70	2,990,749	0.84	0.55	to	1.60	17.35	to	16.20
Transamerica T.Rowe Price Small Cap VP
	12/31/2010		3,353,158	1.22	to	1.16	4,063,571	—	0.55	to	1.60	33.69	to	32.31
	12/31/2009		2,984,808	0.91	to	0.88	2,690,906	—	0.55	to	1.60	37.95	to	36.52
	12/31/2008		2,071,858	0.66	to	0.64	1,349,806	1.90	0.55	to	1.60	(36.60)	to	(37.26)
	12/31/2007		395,857	1.04	to	1.02	411,080	—	0.55	to	1.60	9.01	to	7.87
	12/31/2006	(1)	185,537	0.95	to	0.95	176,576	—	0.55	to	1.60	(4.54)	to	(5.20)
Transamerica WMC Diversified Growth VP
	12/31/2010		5,630,068	1.31	to	1.18	7,177,205	0.47	0.55	to	1.60	17.17	to	15.96
	12/31/2009		7,917,033	1.12	to	1.02	8,572,769	0.92	0.55	to	1.60	28.49	to	27.16
	12/31/2008		10,150,468	0.87	to	0.80	8,556,774	0.23	0.55	to	1.60	(46.30)	to	(46.86)
	12/31/2007		10,345,098	1.62	to	1.51	16,350,854	0.02	0.55	to	1.60	15.65	to	14.44
	12/31/2006		13,368,817	1.40	to	1.32	18,317,396	—	0.55	to	1.60	8.12	to	7.01
T. Rowe Price Equity Income
	12/31/2010		58,586	35.01	to	31.18	1,828,041	1.88	0.80	to	1.40	14.11	to	13.43
	12/31/2009		68,782	30.68	to	27.49	1,892,521	2.00	0.80	to	1.40	24.60	to	23.87
	12/31/2008		78,419	24.62	to	22.19	1,741,472	2.30	0.80	to	1.40	(36.62)	to	(37.00)
	12/31/2007		87,554	38.85	to	35.22	3,089,079	1.67	0.80	to	1.40	2.44	to	1.83
	12/31/2006		116,224	37.92	to	34.59	4,044,661	1.56	0.80	to	1.40	18.03	to	17.33
T. Rowe Price New America Growth
	12/31/2010		42,679	30.34	to	28.07	1,201,263	0.19	0.80	to	1.40	18.70	to	18.00
	12/31/2009		51,600	25.56	to	23.79	1,230,500	—	0.80	to	1.40	48.58	to	47.70
	12/31/2008		57,570	17.20	to	16.10	928,977	—	0.80	to	1.40	(38.73)	to	(39.10)
	12/31/2007		69,908	28.08	to	26.44	1,851,257	—	0.80	to	1.40	12.87	to	12.20
	12/31/2006		76,761	24.87	to	23.57	1,811,155	0.05	0.80	to	1.40	6.48	to	5.85

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
T. Rowe Price International Stock
	12/31/2010		62,619	$18.73	to	$16.76	$1,053,541	0.90%	0.80%	to	1.40%	13.55%	to	12.88%
	12/31/2009		71,779	16.50	to	14.85	1,069,143	2.67	0.80	to	1.40	51.18	to	50.28
	12/31/2008		78,706	10.91	to	9.88	779,713	1.78	0.80	to	1.40	(49.11)	to	(49.41)
	12/31/2007		97,922	21.45	to	19.53	1,918,236	1.32	0.80	to	1.40	12.13	to	11.46
	12/31/2006		118,454	19.13	to	17.52	2,092,378	1.10	0.80	to	1.40	18.15	to	17.45
Fidelity VIP Contrafund
	12/31/2010		9,756,365	1.09	to	1.04	10,529,253	1.28	0.55	to	1.60	16.58	to	15.37
	12/31/2009		10,704,117	0.94	to	0.90	9,974,867	1.51	0.55	to	1.60	34.97	to	33.57
	12/31/2008		9,840,232	0.69	to	0.67	6,801,189	1.13	0.55	to	1.60	(42.83)	to	(43.42)
	12/31/2007		7,906,882	1.21	to	1.19	9,569,221	1.61	0.55	to	1.60	16.95	to	15.73
	12/31/2006	(1)	1,518,377	1.04	to	1.03	1,571,692	1.99	0.55	to	1.60	3.66	to	2.95
Fidelity VIP Mid Cap
	12/31/2010		1,261,595	1.99	to	1.86	2,500,036	0.45	0.55	to	1.60	28.13	to	26.81
	12/31/2009		1,066,610	1.56	to	1.47	1,652,382	0.68	0.55	to	1.60	39.32	to	37.88
	12/31/2008		1,338,174	1.12	to	1.06	1,488,241	0.43	0.55	to	1.60	(39.78)	to	(40.40)
	12/31/2007		1,573,863	1.86	to	1.79	2,902,210	0.93	0.55	to	1.60	14.99	to	13.80
	12/31/2006		2,098,855	1.61	to	1.57	3,356,129	0.29	0.55	to	1.60	12.08	to	10.93
Fidelity VIP Value Strategies
	12/31/2010		1,747,920	1.34	to	1.25	2,273,900	0.55	0.55	to	1.60	25.94	to	24.64
	12/31/2009		2,071,098	1.06	to	1.00	2,173,115	0.79	0.55	to	1.60	56.72	to	55.10
	12/31/2008		786,955	0.68	to	0.65	526,406	0.48	0.55	to	1.60	(51.43)	to	(51.94)
	12/31/2007		1,516,968	1.40	to	1.35	2,084,287	1.03	0.55	to	1.60	5.14	to	4.05
	12/31/2006		1,024,469	1.33	to	1.29	1,338,970	0.59	0.55	to	1.60	15.70	to	14.51
Fidelity VIP Asset Manager
	12/31/2010		45,203	25.32	to	22.54	1,024,574	1.71	0.80	to	1.40	13.36	to	12.69
	12/31/2009		45,845	22.34	to	20.00	927,811	2.42	0.80	to	1.40	28.09	to	27.33
	12/31/2008		48,836	17.32	to	15.71	775,536	2.52	0.80	to	1.40	(29.29)	to	(30.87)
	12/31/2007		54,755	24.66	to	22.35	1,235,339	5.92	0.80	to	1.40	14.58	to	13.90
	12/31/2006		73,774	21.52	to	19.62	1,469,124	2.92	0.80	to	1.40	6.47	to	5.84
Fidelity VIP Equity-Income
	12/31/2010		73,522	28.09	to	25.12	1,848,418	1.79	0.80	to	1.40	14.24	to	13.56
	12/31/2009		81,612	24.59	to	22.12	1,806,558	2.30	0.80	to	1.40	29.18	to	28.41
	12/31/2008		88,871	19.03	to	17.22	1,532,034	2.34	0.80	to	1.40	(43.11)	to	(43.45)
	12/31/2007		104,142	33.46	to	30.46	3,174,605	1.67	0.80	to	1.40	0.72	to	0.12
	12/31/2006		127,430	33.22	to	30.42	3,893,035	3.27	0.80	to	1.40	19.24	to	18.54

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity VIP Growth
	12/31/2010		62,980	$29.34	to	$25.40	$1,612,196	0.26%	0.80%	to	1.40%	23.19%	to	22.46%
	12/31/2009		81,894	23.82	to	20.74	1,708,836	0.45	0.80	to	1.40	27.27	to	26.52
	12/31/2008		93,998	18.72	to	16.39	1,549,337	0.76	0.80	to	1.40	(47.59)	to	(47.90)
	12/31/2007		114,231	35.71	to	31.46	3,610,398	0.85	0.80	to	1.40	25.95	to	25.20
	12/31/2006		132,789	28.35	to	25.13	3,355,482	0.42	0.80	to	1.40	6.00	to	5.38
Fidelity VIP Money Market
	12/31/2010		325,695	15.89	to	14.44	4,975,313	0.18	0.80	to	1.40	(0.55)	to	(1.14)
	12/31/2009		253,773	15.98	to	14.61	3,958,269	0.73	0.80	to	1.40	(0.08)	to	(0.67)
	12/31/2008		267,409	16.00	to	14.71	4,179,566	3.01	0.80	to	1.40	7.74	to	0.72
	12/31/2007		298,009	15.65	to	14.60	4,575,685	5.15	0.80	to	1.40	4.35	to	3.73
	12/31/2006		239,897	14.99	to	14.08	3,476,815	4.78	0.80	to	1.40	4.05	to	3.44
Vanguard Equity Index
	12/31/2010		48,602,776	1.24	to	1.19	61,275,125	2.07	0.55	to	1.60	14.29	to	13.10
	12/31/2009		51,923,009	1.08	to	1.05	57,450,258	2.60	0.55	to	1.60	25.75	to	24.45
	12/31/2008		50,951,544	0.86	to	0.85	44,839,116	2.07	0.55	to	1.60	(37.28)	to	(37.93)
	12/31/2007		43,809,023	1.37	to	1.36	61,661,337	1.35	0.55	to	1.60	4.80	to	3.71
	12/31/2006		31,725,899	1.31	to	1.31	42,862,060	1.52	0.55	to	1.60	15.08	to	13.89
Vanguard International
	12/31/2010		8,296,600	0.97	to	0.93	8,008,396	1.69	0.55	to	1.60	15.09	to	13.90
	12/31/2009		8,449,446	0.84	to	0.82	7,091,614	3.33	0.55	to	1.60	42.00	to	40.54
	12/31/2008		6,021,526	0.59	to	0.58	3,561,559	1.17	0.55	to	1.60	(45.22)	to	(45.79)
	12/31/2007	(1)	1,326,076	1.08	to	1.07	1,433,895	—	0.55	to	1.60	8.16	to	7.42
Vanguard Mid-Cap Index
	12/31/2010		8,858,110	1.61	to	1.59	14,680,293	0.92	0.55	to	1.60	24.68	to	23.40
	12/31/2009		8,319,603	1.29	to	1.28	11,112,916	1.84	0.55	to	1.60	39.60	to	38.16
	12/31/2008		10,743,679	0.93	to	0.93	10,286,212	1.64	0.55	to	1.60	(42.14)	to	(42.74)
	12/31/2007		9,989,007	1.60	to	1.62	16,620,484	1.07	0.55	to	1.60	5.56	to	4.46
	12/31/2006		7,596,224	1.52	to	1.55	12,088,801	1.01	0.55	to	1.60	13.13	to	11.97
Vanguard REIT Index
	12/31/2010		11,655,943	1.70	to	1.90	22,186,195	2.82	0.55	to	1.60	27.55	to	26.23
	12/31/2009		11,990,993	1.33	to	1.51	18,046,659	4.77	0.55	to	1.60	28.44	to	27.11
	12/31/2008		11,036,676	1.04	to	1.19	12,896,659	3.23	0.55	to	1.60	(37.59)	to	(38.24)
	12/31/2007		9,382,335	1.66	to	1.92	17,804,485	1.84	0.55	to	1.60	(17.06)	to	(17.92)
	12/31/2006		8,397,381	2.00	to	2.34	19,736,698	1.94	0.55	to	1.60	34.19	to	32.81

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard Short-Term Investment Grade
	12/31/2010	28,529,278	$1.29	to	$1.27	$38,073,583	2.88%	0.55%	to	1.60%	4.64%	to	3.56%
	12/31/2009	26,813,592	1.23	to	1.23	34,224,988	4.22	0.55	to	1.60	13.24	to	12.07
	12/31/2008	24,262,110	1.09	to	1.10	27,461,299	4.43	0.55	to	1.60	(3.98)	to	(4.98)
	12/31/2007	26,757,301	1.13	to	1.15	31,548,771	4.14	0.55	to	1.60	5.45	to	4.35
	12/31/2006	22,243,547	1.07	to	1.11	25,012,531	3.17	0.55	to	1.60	4.34	to	3.27
Vanguard Total Bond Market Index
	12/31/2010	30,617,293	1.36	to	1.37	43,531,646	3.53	0.55	to	1.60	5.92	to	4.82
	12/31/2009	30,460,409	1.29	to	1.30	41,003,883	4.15	0.55	to	1.60	5.36	to	4.27
	12/31/2008	25,556,446	1.22	to	1.25	32,528,476	4.12	0.55	to	1.60	4.65	to	3.57
	12/31/2007	22,597,437	1.17	to	1.21	27,554,773	3.45	0.55	to	1.60	6.40	to	5.29
	12/31/2006	15,631,626	1.10	to	1.15	18,113,040	3.29	0.55	to	1.60	3.74	to	2.67
Wanger International
	12/31/2010	2,396,905	2.33	to	2.42	7,617,309	2.55	0.55	to	1.60	24.24	to	22.95
	12/31/2009	1,899,226	1.87	to	1.97	5,521,379	3.90	0.55	to	1.60	48.96	to	47.42
	12/31/2008	2,254,332	1.26	to	1.34	4,469,839	0.98	0.55	to	1.60	(45.90)	to	(46.46)
	12/31/2007	2,856,028	2.32	to	2.50	10,391,888	0.85	0.55	to	1.60	15.67	to	14.47
	12/31/2006	3,284,496	2.01	to	2.18	10,477,120	0.53	0.55	to	1.60	36.41	to	35.01
Wanger USA
	12/31/2010	3,533,175	1.50	to	1.65	7,497,149	—	0.55	to	1.60	22.68	to	21.41
	12/31/2009	4,164,485	1.22	to	1.36	7,140,169	—	0.55	to	1.60	41.45	to	39.99
	12/31/2008	4,707,196	0.87	to	0.97	5,872,494	—	0.55	to	1.60	(40.02)	to	(40.64)
	12/31/2007	5,908,152	1.44	to	1.63	12,491,243	—	0.55	to	1.60	4.81	to	3.72
	12/31/2006	6,592,780	1.38	to	1.58	13,506,314	0.23	0.55	to	1.60	7.29	to	6.18
WFAVT Discovery
	12/31/2010	101	37.80	to	34.32	3,463	—	0.80	to	1.40	34.47	to	33.67
	12/31/2009	102	28.11	to	25.67	2,608	—	0.80	to	1.40	39.19	to	38.37
	12/31/2008	102	20.20	to	18.55	1,900	—	0.80	to	1.40	(44.80)	to	(45.13)
	12/31/2007	103	36.59	to	33.81	3,489	—	0.80	to	1.40	21.35	to	20.63
	12/31/2006	1,522	30.15	to	28.03	42,661	—	0.80	to	1.40	13.74	to	13.07
WFAVT Small Cap Value
	12/31/2010	584,562	1.60	to	1.45	1,299,454	1.39	0.55	to	1.60	16.61	to	15.41
	12/31/2009	950,184	1.37	to	1.26	1,696,362	1.37	0.55	to	1.60	59.30	to	57.66
	12/31/2008	886,353	0.86	to	0.80	1,114,013	—	0.55	to	1.60	(44.85)	to	(45.43)
	12/31/2007	1,146,925	1.56	to	1.46	2,748,476	0.04	0.55	to	1.60	(1.24)	to	(2.27)
	12/31/2006	2,008,819	1.58	to	1.50	4,231,621	—	0.55	to	1.60	15.09	to	13.90

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

5. Administrative and Mortality and Expense Risk Charges

MLIC deducts a daily administrative charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses. An annual charge ranging from .40% to 1.45% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for MLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Separate Account form a part of MLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of MLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to MLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2010

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account. Note 20

	(2)		Not Applicable.

	(3)	(a)	Principal Underwriting Agreement by and between Monumental Life Insurance Company on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 1
		(a)(1)	Amendment No. 1 to Principal Underwriting Agreement. Note 1
		(a)(2)	Amendment No. 2 to Principal Underwriting Agreement. Note 1
		(a)(3)	Amendment No. 3 to Principal Underwriting Agreement. Note 21
		(b)	Form of Broker/Dealer Supervision and Sales Agreement. Note 2
		(b)(1)	Form of Life Insurance Company Product Sales Agreement. Note 21
		(b)(2)	Form of Life Insurance Company Product Sales Agreement Note 23

	(4)	(a)	Form of variable annuity contract (Dimensional). Note 20
		(b)	Form of variable annuity contract (Advisor’s Edge Select) Note 3
		(c)	Form of variable annuity policy (Advisor’s Edge) Note 4
		(d)	Form of variable annuity policy (Advisor’s Edge Select) Note 4
		(e)	Form of Policy Rider (Guaranteed Minimum Income Benefit) Note 5
		(f)	Form of Policy Rider (Additional Death Benefit) Note 5
		(g)	Form of Policy Rider (Additional Death Benefit) Note 5
		(j)	Form of Policy Rider (Life with Emergency Cash) Note 5
		(i)	Form of Policy Rider (Initial Payment Guarantee) Note 5
		(j)	Form of Policy Rider (Additional Death Distribution II) Note 6
		(k)	Form of Policy Rider (Additional Death Benefit RTP 18 0103). Note 6
		(l)	Form of Policy Rider (Architect) Note 21

	(5)	(a)	Form of Application for Dimensional. Note 20

	(6)	(a)	Restated Articles of Incorporation and Articles of Redomestication of Monumental Life Insurance Company. Note 1
		(b)	Amended and Restated By Laws of Monumental Life Insurance Company. Note 1

	(7)		Not Applicable.

	(8)	(a)	Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994. Note 20
		(a)(1)	Amended and Restated Participation Agreement (DFA). Note 22
		(a)(2)	Assumption Agreement to Participation Agreement (DFA). Note 22
		(b)	Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994. Note 20
		(c)	Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995. Note 7
		(d)	Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995. Note 7
		(e)	Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995. Note 7
		(f)	Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of April 27, 2000. Note 8

	(g)	Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(h)	Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(i)	Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995. Note 9
	(j)	Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(k)	Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997. Note 9
	(l)	Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991. Note 10
	(m)	Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 11
	(m)(1)	Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc. Note 4
	(m)(2)	Amendment No. 31 to Participation Agreement (ATSF). Note 12
	(m)(3)	Amendment No. 32 to Participation Agreement (ATSF). Note 13
	(m)(4)	Amendment No. 36 to Participation Agreement (TST) Note 24
(8)	(m)(5)	Amendment No. 38 to Participation Agreement. Note 26.
(8)	(m)(6)	Amendment No. 42 to Participation Agreement (TST). Note 27
(8)	(m)(7)	Amendment No. 44 to Participation Agreement (TST). Note 28.
	(n)	Participation Agreement (Alliance Bernstein) Note 26
	(n)(1)	Amendment to Participation Agreement Note 26
	(o)	Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997. Note 15
	(o)(1)	Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000. Note 16
	(p)	Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999. Note 17
	(p)(1)	Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management , LLC, and PFL Life Insurance Company dated July 28, 2000. Note 16
	(q)	Fund Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company. Note 18
(8)	(r)	Participation Agreement by and between Variable Insurance Products Fund and Peoples Benefit Life Insurance Company. Note 13
(8)	(r)(1)	Second Amendment to Participation Agreement (Fidelity). Note 18
(8)	(r)(2)	Fourth Amendment to Participation Agreement (Fidelity). Note 24
(8)	(s)	Participation Agreement (Wells Fargo). Note 18
(8)	(s)(1)	Amendment No. 1 to Participation Agreement (Wells Fargo). Note 28.
(8)	(t)	Participation Agreement (Vanguard). Note 18
(9)	(a)	Opinion and Consent of Counsel. Note 28.
(9)	(b)	Consent of Counsel. Note 28.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 27
(10)	(b)	Opinion and Consent of Actuary. Note 19

(11)		Not applicable.

(12)		Not applicable.

	(13)	Performance Data Calculations. Note 19

	(14)	Powers of Attorney. (Ralph L. Arnold, Darryl D. Button, Craig D. Vermie, Arthur C. Schneider, Robert J. Kontz, Brenda K. Clancy, Mark W. Mullin, Eric J. Martin) Note 28.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-138040) filed on April 27, 2007.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-138040) filed on October 17, 2006.

Note 3	Incorporated herein by reference to the Post-Effective Amendment No. 9 to N-4 Registration Statement (File No. 33-80958), filed June 3, 1998.

Note 4	Incorporated herein by reference to the Post-Effective Amendment No. 12 to N-4 Registration Statement (File No. 33-80958) filed September 5, 2000.

Note 5	Incorporated herein by reference to the Post-Effective Amendment No. 18 to N-4 Registration Statement (File No. 33-80958) filed May 1, 2002.

Note 6	Incorporated herein by reference to the Post-Effective Amendment No. 19 to N-4 Registration Statement (File No. 33-80958) filed on May 1, 2003.

Note 7	Incorporated herein by reference to the Post-Effective Amendment No. 3 to N-4 Registration Statement (File No. 33-80958) filed on November 20, 1995

Note 8	Incorporated herein by reference to the Post-Effective Amendment No. 4 to N-4 Registration Statement (File No. 33-80958) filed on April 30, 1996.

Note 9	Incorporated herein by reference to the Post-Effective Amendment No. 7 to N-4 Registration Statement (File No.33-80958) filed on April 30, 1997.

Note 10	Incorporated herein by reference to the Post-Effective Amendment No. 8 to N-4 Registration Statement (File No. 33-80958) filed on April 30, 1998.

Note 11	Incorporated herein by reference to the Post-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-26209) filed on April 29, 1998.

Note 12	Incorporated herein by reference to the Post-Effective Amendment No. 8 to N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 13	Incorporated herein by reference to the Post-Effective Amendment No. 24 to N-4 Registration Statement (File No. 33-80958) filed on April 27, 2005.

Note 14	Incorporated herein by reference to the Post-Effective Amendment No. 3 to N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 15	Incorporated herein by reference to the Initial Registration Statement on Form N-4 (File No. 333-26209) filed on April 30, 1997.

Note 16	Incorporated herein by reference to the Post-Effective Amendment No. 14 to N-4 Registration Statement (File No. 33-80958) filed on December 1, 2000.

Note 17	Incorporated herein by reference to the Post-Effective Amendment No. 2 to N-4 Registration Statement (File No. 33-56908) filed on April 27, 2000.

Note 18	Incorporated herein by reference to the Post-Effective Amendment No. 26 to N-4 Registration Statement (File No. 33-80958) filed on April 27, 2007.

Note 19	Incorporated herein by reference to the Post-Effective Amendment No. 25 to N-4 Registration Statement (File No. 33-80958) filed on April 26, 2006.

Note 20	Filed with the Initial Filing on N-4 Registration Statement (File No. 333 -146323) filed on September 26, 2007.

Note 21	Filed with Post-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-146323) filed on October 11, 2007.

Note 22	Filed with Post-Effective Amendment No. 3 to N-4 Registration Statement (File 333-146323) filed on December 21, 2007

Note 23	Incorporated herein by reference to Post Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125 817) filed on February 15, 2008.

Note 24	Filed with Post-Effective Amendment No. 4 to N-4 Registration Statement (File No. 333-146323) filed on April 29, 2008.

Note 25	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-146328) filed on January 29, 2009.

Note 26	Filed with Post-Effective Amendment No. 5 to N-4 Registration Statement (File No. 333-146323) filed on April 29, 2009

Note 27	Filed with Post-Effective Amendment No. 6 to N-4 Registration Statement (File No. 333-146323) filed on April 29, 2010.

Note 28	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Monumental Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Darryl D. Button 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President and Chief Financial Officer

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, General Counsel and Assistant Secretary

Ralph L. Arnold 2 East Chase Street Baltimore, Maryland 21202	Director, Senior Vice President and Division Risk Officer-Life and Protection

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board, President and Chief Executive Officer

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Eric J. Martin 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Corporate Controller

Mark W. Mullin 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director

Item 26.	Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B—Series I Preferred stock.	Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner—AEGON-CMF GP, LLC	Investment in mortgages
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

As of 1/1/2011	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.2543%) ; Monumental Life Insurance Company (9.7457%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member—AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2011	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners—Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member—Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

As of 1/1/2011	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, LIMITED LIABILITY COMPANY	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

As of 1/1/2011	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2011	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

As of 1/1/2011	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware	Sole Member—Garnet Community Investments XXVIII, LLC	Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Managing Member—Garnet Community Investments XXIX, LLC	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member—Garnet Community Investments XXX, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

As of 1/1/2011	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

As of 1/1/2011	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote—AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

As of 1/1/2011	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Investor Member: Monumental Life Insurance Company	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member—Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member—Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

As of 1/1/2011	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

As of 1/1/2011	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda—— will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc.—sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company—sole Member	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

As of 1/1/2011	Page 12

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2011	Page 13

Item 27.	Number of Contract Owners

As of February 28, 2011, there were 4,907 Contract owners of Advisor’s Edge Variable Annuity; and 1,171 Contract owners of Advisor’s Edge Select.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Swank, Thomas A.	(1)	Director

Michael Brandsma	(2)	Director, President and Chief Financial Officer

Hopewell, David W.	(1)	Director

Barkdoll, Tamara D.	(2)	Assistant Secretary

Burke, Erin K.	(1)	Assistant Secretary

Angle, Amy	(3)	Assistant Vice President

Belanger, Elizabeth	(5)	Assistant Vice President

Cullem-Fiore, Margaret A.	(4)	Assistant Vice President

Fischer, John	(4)	Assistant Vice President

Gallagher, Dennis P	(4)	Assistant Vice President

Mossman, Shelley A.	(1)	Assistant Vice President

Post-Rissin, Christy	(4)	Assistant Vice President

Smith, Brenda L.	(4)	Assistant Vice President

Smith, Darin D.	(1)	Assistant Vice President

Wachendorf, Lisa	(1)	Assistant Vice President

Woods, Arthur D.	(4)	Assistant Vice President

John, Courtney	(2)	Chief Compliance Officer and Vice President

Bostwick, Blake S.	(2)	Chief Marketing Officer and Chief Operations Officer

Paulsen, David R.	(1)	Chief Sales Officer

Camp, Frank A.	(1)	Secretary

Wright, Karen R.	(3)	Treasurer

Heburn, Karen D.	(4)	Vice President

Hodgson, Wesley J.	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S. Syracuse St., Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	440 Mammaroneck Avenue, Harrison, NY 10528

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 946,596	0	0	0

(1)	Fiscal Year 2010

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Monumental Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Monumental Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Monumental Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Monumental Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Monumental Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 2011.

SEPARATE ACCOUNT VA CC

MONUMENTAL LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Mark W. Mullin	Director	, 2011

* Arthur C. Schneider	Director, Senior Vice President and Chief Tax Officer	, 2011

* Brenda K. Clancy	Director, Chairman of the Board, President and Chief Executive Officer	, 2011

* Craig D. Vermie	Director, Assistant Secretary, Senior Vice President and General Counsel	, 2011

* Robert J. Kontz	Director and Vice President	, 2011

* Darryl D. Button	Director, Chief Financial Officer and Executive Vice President	, 2011

* Eric J. Martin	Senior Vice President and Corporate Controller	, 2011

* Ralph L. Arnold	Director, Senior Vice President and Division Chief Risk Officer- Life and Protection	, 2011

/s/ Shane E. Daly *By: Shane E. Daly	Vice President and Assistant Secretary	April 28, 2011

*By:	Shane E. Daly – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith

Registration No.

333 - 146323

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA CC

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(m)(7)	Amendment No. 44 to Participation Agreement (TST)

8(s)(1)	Amendment No. 1 to Participation Agreement (Wells Fargo)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

15	Powers of Attorney

*	Page numbers included only in manually executed original.